UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23820

Morgan Stanley ETF Trust
(Exact name of registrant as specified in charter)

1585 Broadway, New York, New York 10036
(Address of principal executive offices)                                            (Zip code)

John H. Gernon
1585 Broadway, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-1886

Date of fiscal year end: September 30.

Date of reporting period: March 31, 2024.

Item 1 - Report to Shareholders

Morgan Stanley ETF Trust
Calvert International
Responsible Index ETF
NYSE Arca: CVIE
Semi-Annual Report
March 31, 2024

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management’s website: www.morganstanley.com/im.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Expense Example
...........................................................................................
3
Performance Summary
.....................................................................................
4
Portfolio of Investments
.....................................................................................
5
Statement of Assets and Liabilities
..........................................................................
13
Statement of Operations
....................................................................................
14
Statements of Changes in Net Assets
.......................................................................
15
Financial Highlights
.........................................................................................
16
Notes to Financial Statements
...............................................................................
17
Liquidity Risk Management Program
.........................................................................
24
Important Notices
..........................................................................................
25
U.S. Customer Privacy Notice
...............................................................................
26
Trustees and Officers Information
...........................................................................
29

2
Semi-Annual Report — March 31, 2024 (unaudited)
Shareholders’ Letter
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Calvert International Respon-
sible Index ETF (the “Fund”) performed during the latest six-month period.
Morgan Stanley Investment Management, the Fund's investment adviser, is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving chal-
lenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
April 2024

3
Semi-Annual Report — March 31, 2024 (unaudited)
Expense Example
Calvert International Responsible Index ETF
Morgan Stanley ETF Trust
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include man-
agement fees, and distribution and shareholder services fees. This example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2024 and held for the entire six-month period.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
(
10/1/23
)
Actual Ending
Account
Value
(3/31/24)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Calvert International Responsible Index ETF
$1,000.00 $1,181.50 $1,024.10 $0.98 $0.91 0.18%
* Expenses are calculated using the Fund’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/366 (to reflect the most recent one-half year period).
** Annualized.

4
Semi-Annual Report — March 31, 2024 (unaudited)
Performance Summary
Calvert International Responsible Index ETF
Morgan Stanley ETF Trust
* Cumulative Return
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.
morganstanley.com/im . Investment return and principal value will fluctuate so that Fund shares, when sold or redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the selling or redemption of Fund shares.
Fund's total returns are calculated as of the last business day of the period.
Performance Compared to the MSCI World ex USA Index
(1)
and the Calvert International Responsible Index
(2)
Period Ended March 31, 2024
Total Returns
Average Annual
Six
Months
*
One
Year
Since
Inception
(3)
Calvert International Responsible Index ETF - NAV
(4)
18.15% 16.50% 13.75%
Calvert International Responsible Index ETF - Market Price
(4)
18.69% 16.40% 14.08%
MSCI World ex USA Index 16.69% 15.29% 12.62%
Calvert International Responsible Index 18.47% 16.51% 14.07%
(1) The MSCI World ex USA Index is a free float adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets, excluding the United States. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2) Calvert International Responsible Index is composed of common stocks of large companies in developed markets, excluding the U.S. Large companies in developed markets are the 1,000 largest publicly traded companies, excluding real estate investment trusts and business development companies, in markets that Calvert Research and Management ("CRM") determines to be developed markets based on a set of criteria including level of economic development, existence of capital controls, openness to foreign direct investment, market trading and liquidity conditions, regulatory environment, treatment of minority shareholders, and investor expectations. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization, by country and by sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Historical performance of the index illustrates market trends and does not represent the past or future performance of the fund.
(3) For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Index.
(4) Commenced operations on January 30, 2023.

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments
Calvert International Responsible Index ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.3%)
Australia ( 4 .5% )
ANZ Group Holdings Ltd. 16,809 $ 322,406
APA Group 7,885 43,263
ASX Ltd. 236 10,227
Atlas Arteria Ltd. 4,606 16,016
BlueScope Steel Ltd. 6,398 99,551
Brambles Ltd. 9,009 94,921
CAR Group Ltd. 817 19,231
Cochlear Ltd. 403 88,740
Coles Group Ltd. 10,124 111,887
Commonwealth Bank of Australia 8,504 667,648
Computershare Ltd. 2,874 48,956
Fortescue Ltd. 14,845 248,901
IGO Ltd. 9,265 42,735
Insurance Australia Group Ltd. 13,830 57,745
Macquarie Group Ltd. 2,141 278,939
Medibank Pvt. Ltd. 15,518 38,066
National Australia Bank Ltd. 15,693 354,648
Pilbara Minerals Ltd. 36,765 91,865
Qantas Airways Ltd.(a) 11,107 39,492
QBE Insurance Group Ltd. 8,285 97,995
REA Group Ltd. 73 8,833
Reece Ltd. 1,252 22,952
Sonic Healthcare Ltd. 3,898 74,791
South32 Ltd. 57,281 112,110
Suncorp Group Ltd. 7,083 75,691
Telstra Group Ltd. 9,868 24,850
Transurban Group 22,065 191,744
Wesfarmers Ltd. 6,499 290,013
Westpac Banking Corp. 17,198 292,841
WiseTech Global Ltd. 544 33,343
Woolworths Group Ltd. 9,447 204,434
4,104,834
Austria ( 0 .2% )
Erste Group Bank AG 1,227 54,729
Mondi plc 457 8,056
OMV AG 1,764 83,559
Verbund AG 545 39,878
voestalpine AG 1,378 38,694
224,916
Belgium ( 0 .6% )
Ackermans & van Haaren NV 86 15,047
Ageas SA/NV 180 8,344
Anheuser-Busch InBev SA/NV 4,417 269,335
Azelis Group NV 412 8,717
D'ieteren Group 88 19,540
Groupe Bruxelles Lambert NV 844 63,861
KBC Group NV 682 51,132
Liberty Global Ltd., Class A(a) 436 7,377
Sofina SA 49 11,007
Solvay SA 267 7,295
Syensqo SA(a) 313 29,673
UCB SA 520 64,247
Umicore SA 245 5,291
560,866
Canada ( 9 .0% )
Agnico Eagle Mines Ltd. 4,115 245,608
Shares Value
Air Canada(a) 1,568 $ 22,722
Algonquin Power & Utilities Corp. 4,449 28,142
Alimentation Couche-Tard, Inc. 5,222 298,328
Bank of Montreal 3,527 344,686
Bank of Nova Scotia (The) 6,354 329,004
BCE, Inc. 1,860 63,267
Brookfield Asset Management Ltd., Class A 1,928 81,066
Brookfield Corp., Class A 5,905 247,327
CAE, Inc.(a) 2,478 51,217
Cameco Corp. 5,187 224,767
Canadian Imperial Bank of Commerce 4,981 252,758
Canadian National Railway Co. 3,669 483,606
Canadian Pacific Kansas City Ltd. 5,144 453,980
Canadian Tire Corp. Ltd., Class A 306 30,549
CCL Industries, Inc., Class B 914 46,759
CGI, Inc.(a) 1,453 160,455
Constellation Software, Inc. 122 333,567
Descartes Systems Group, Inc. (The)(a) 278 25,453
Dollarama, Inc. 1,554 118,498
Element Fleet Management Corp. 621 10,045
Emera, Inc. 507 17,860
Empire Co. Ltd., Class A 1,223 29,896
FirstService Corp. 57 9,446
Fortis, Inc. 1,668 65,968
George Weston Ltd. 60 8,114
Great-West Lifeco, Inc. 1,508 48,274
Hydro One Ltd.(b) 2,842 82,955
IGM Financial, Inc. 387 9,989
Intact Financial Corp. 929 151,056
Loblaw Cos. Ltd. 1,154 128,000
Magna International, Inc. 1,221 66,579
Manulife Financial Corp. 10,907 272,665
Metro, Inc., Class A 1,939 104,197
National Bank of Canada 1,298 109,403
Nutrien Ltd. 2,292 124,639
Open Text Corp. 2,361 91,701
Power Corp. of Canada 4,282 120,178
Quebecor, Inc., Class B 355 7,789
RB Global, Inc. 1,050 80,051
Rogers Communications, Inc., Class B 1,893 77,636
Royal Bank of Canada 6,818 688,325
Saputo, Inc. 314 6,184
Shopify, Inc., Class A(a) 7,016 541,732
Stantec, Inc. 140 11,634
Sun Life Financial, Inc. 3,135 171,223
Teck Resources Ltd., Class B 5,277 241,769
TELUS Corp. 3,994 63,957
TFI International, Inc. 560 89,385
Thomson Reuters Corp. 1,091 169,948
TMX Group Ltd. 1,465 38,681
Toromont Industries Ltd. 499 48,065
Toronto-Dominion Bank (The) 8,521 514,755
West Fraser Timber Co. Ltd. 506 43,733
WSP Global, Inc. 751 125,288
8,212,879
Chile ( 0 .3% )
Antofagasta plc 4,207 108,362

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Chile (cont’d)
Lundin Mining Corp. 11,603 $ 118,838
227,200
China ( 0 .8% )
BOC Hong Kong Holdings Ltd. 20,000 53,536
Chow Tai Fook Jewellery Group Ltd. 28,400 41,876
ESR Group Ltd.(b) 32,800 35,078
NXP Semiconductors NV 992 245,788
Prosus NV 7,659 240,500
Wharf Holdings Ltd. (The) 18,000 59,107
Xinyi Glass Holdings Ltd. 37,000 39,192
715,077
Denmark ( 2 .9% )
AP Moller - Maersk A/S, Class B 3 3,907
Carlsberg A/S, Class B 500 68,312
Coloplast A/S, Class B 565 76,277
Danske Bank A/S 3,095 92,583
Demant A/S(a) 542 26,918
DSV A/S 628 102,022
Genmab A/S(a) 339 102,291
Jyske Bank A/S 161 13,581
Novo Nordisk A/S, Class B 13,704 1,748,691
Novonesis (Novozymes) B, Class B 2,019 118,454
Orsted A/S(a)(b) 482 26,827
Pandora A/S 583 94,079
ROCKWOOL A/S, Class B(a) 125 41,066
Tryg A/S 334 6,877
Vestas Wind Systems A/S(a) 4,942 138,103
2,659,988
Finland ( 0 .8% )
Elisa OYJ 686 30,635
Fortum OYJ 2,014 24,894
Kesko OYJ, Class B 1,769 33,081
Kone OYJ, Class B 1,371 63,877
Mandatum OYJ(a) 741 3,317
Metso OYJ 2,419 28,751
Neste OYJ 4,402 119,329
Nokia OYJ 29,637 105,338
Nordea Bank Abp 12,367 137,866
Sampo OYJ, Class A 856 36,531
Stora Enso OYJ, Class R 3,574 49,735
UPM-Kymmene OYJ 2,608 86,950
Valmet OYJ 212 5,584
Wartsila OYJ Abp 725 11,032
736,920
France ( 8 .0% )
Accor SA 938 43,865
Air France-KLM(a) 556 6,200
Air Liquide SA 2,560 533,164
Amundi SA(b) 124 8,524
Arkema SA 525 55,305
AXA SA 8,833 332,123
BioMerieux 195 21,534
BNP Paribas SA 4,937 351,163
Bouygues SA 2,067 84,450
Bureau Veritas SA 1,597 48,776
Capgemini SE 738 170,009
Shares Value
Carrefour SA 2,214 $ 37,959
Cie de Saint-Gobain SA 4,119 319,982
Cie Generale des Etablissements Michelin SCA 3,278 125,749
Credit Agricole SA 5,026 74,994
Danone SA 3,683 238,221
Dassault Systemes SE 3,113 137,978
Edenred SE 1,347 71,952
Eiffage SA 401 45,538
Elis SA 1,034 23,518
Engie SA 9,092 152,298
EssilorLuxottica SA 1,426 322,955
Eurazeo SE 192 16,848
Getlink SE 2,115 36,045
Hermes International SCA 163 416,511
Ipsen SA 163 19,417
Kering SA 320 126,611
Legrand SA 1,283 136,098
L'Oreal SA 1,106 523,959
LVMH Moet Hennessy Louis Vuitton SE 1,151 1,036,356
Neoen SA(b) 342 9,692
Orange SA 8,672 101,974
Pernod Ricard SA 1,150 186,238
Publicis Groupe SA 1,231 134,344
Renault SA 954 48,214
Rexel SA 1,259 34,034
Safran SA 1,702 386,105
Sartorius Stedim Biotech(a) 250 71,361
SCOR SE 336 11,638
SEB SA 213 27,283
Societe Generale SA 2,318 62,110
Sodexo SA 482 41,374
SOITEC(a) 262 27,136
Teleperformance SE 151 14,690
Thales SA 494 84,323
Valeo SE 1,844 23,082
Veolia Environnement SA 3,500 113,891
Verallia SA(b) 751 29,231
Vinci SA 2,512 322,191
7,247,013
Germany ( 6 .6% )
adidas AG 768 171,694
Allianz SE 1,778 533,443
Bayerische Motoren Werke AG 1,702 196,610
Bechtle AG 659 34,860
Beiersdorf AG 400 58,298
BioNTech SE ADR(a) 379 34,963
Brenntag SE 802 67,630
Commerzbank AG 5,852 80,456
Continental AG 576 41,617
Covestro AG(a)(b) 1,493 81,719
CTS Eventim AG & Co. KGaA 503 44,790
Daimler Truck Holding AG 2,313 117,308
Deutsche Boerse AG 838 171,641
Deutsche Lufthansa AG(a) 3,304 25,981
Deutsche Post AG 5,206 224,421
Deutsche Telekom AG 13,837 336,239
E.ON SE 7,759 107,973
Evonik Industries AG 2,607 51,595
GEA Group AG 901 38,135

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Germany (cont’d)
Hannover Rueck SE 274 $ 75,075
HeidelbergCement AG 1,648 181,455
HelloFresh SE(a) 636 4,528
Henkel AG & Co. KGaA 619 44,630
HUGO BOSS AG 193 11,385
Infineon Technologies AG 7,349 250,132
KION Group AG 722 38,037
Knorr-Bremse AG 354 26,801
Mercedes-Benz Group AG 4,513 359,753
Merck KGaA 448 79,156
MTU Aero Engines AG 279 70,870
Muenchener Rueckversicherungs-Gesellschaft
AG 642 313,607
Nemetschek SE 499 49,430
Puma SE 124 5,627
SAP SE 5,099 993,779
Scout24 SE(b) 353 26,633
Siemens AG 3,761 718,790
Siemens Energy AG(a) 1,563 28,705
Siemens Healthineers AG(a)(b) 1,426 87,353
Symrise AG, Class A 531 63,628
Talanx AG 255 20,214
thyssenkrupp AG 3,942 21,176
Volkswagen AG 161 24,621
Vonovia SE 2,335 69,097
Zalando SE(a)(b) 1,459 41,741
6,025,596
Hong Kong ( 1 .2% )
AIA Group Ltd. 54,000 362,578
CK Infrastructure Holdings Ltd. 500 2,926
CLP Holdings Ltd. 7,500 59,749
Hang Seng Bank Ltd. 7,700 84,266
Hong Kong Exchanges & Clearing Ltd. 6,400 186,281
Hongkong Land Holdings Ltd. 1,900 5,833
MTR Corp. Ltd. 1,000 3,297
Prudential plc 10,665 100,101
Sino Land Co. Ltd. 38,000 39,474
Sun Hung Kai Properties Ltd. 5,000 48,202
Swire Pacific Ltd., Class A 2,500 20,571
Swire Properties Ltd. 13,800 28,988
Techtronic Industries Co. Ltd. 6,500 88,118
WH Group Ltd.(b) 31,500 20,768
Wharf Real Estate Investment Co. Ltd. 6,000 19,511
1,070,663
Ireland ( 0 .5% )
AerCap Holdings NV(a) 765 66,486
AIB Group plc 2,685 13,641
Bank of Ireland Group plc 3,963 40,446
Kerry Group plc, Class A 1,139 97,721
Kingspan Group plc 2,292 209,069
Smurfit Kappa Group plc 705 32,184
459,547
Israel ( 0 .5% )
Bank Hapoalim BM 5,610 52,797
Bank Leumi Le-Israel BM 5,395 45,016
Check Point Software Technologies Ltd.(a) 820 134,488
Mizrahi Tefahot Bank Ltd. 624 23,487
Shares Value
Nice Ltd. ADR(a) 587 $ 152,984
408,772
Italy ( 2 .0% )
A2A SpA 9,911 17,913
Amplifon SpA 724 26,429
Assicurazioni Generali SpA 5,920 149,994
Banco BPM SpA 3,017 20,098
Coca-Cola HBC AG 1,082 34,212
Enel SpA 45,184 298,599
FinecoBank Banca Fineco SpA 2,723 40,834
Hera SpA 5,146 18,151
Infrastrutture Wireless Italiane SpA(b) 1,801 20,482
Interpump Group SpA 417 20,352
Intesa Sanpaolo SpA 82,791 300,700
Italgas SpA 2,955 17,234
Mediobanca Banca di Credito Finanziario SpA 653 9,739
Moncler SpA 1,051 78,525
Nexi SpA(a)(b) 2,708 17,179
Poste Italiane SpA(b) 2,485 31,145
PRADA SpA 4,800 38,025
Prysmian SpA 1,586 82,886
Recordati Industria Chimica e Farmaceutica
SpA 578 31,986
Reply SpA 128 18,137
Snam SpA 13,160 62,195
Telecom Italia SpA(a) 94,962 23,086
Terna - Rete Elettrica Nazionale 9,016 74,588
UniCredit SpA 9,250 351,398
1,783,887
Japan ( 17 .3% )
Advantest Corp. 3,700 163,676
Aeon Co. Ltd. 4,400 104,196
AGC, Inc. 3,000 108,666
Aisin Corp. 1,400 56,955
Ajinomoto Co., Inc. 3,200 119,082
ANA Holdings, Inc. 2,500 52,199
Asahi Group Holdings Ltd. 3,200 117,221
Astellas Pharma, Inc. 8,700 93,412
Bandai Namco Holdings, Inc. 1,900 35,126
BayCurrent Consulting, Inc. 600 11,743
Bridgestone Corp. 3,100 137,052
Canon, Inc. 6,600 196,284
Central Japan Railway Co. 4,400 109,081
Chugai Pharmaceutical Co. Ltd. 4,500 171,443
Dai Nippon Printing Co. Ltd. 2,600 79,403
Daifuku Co. Ltd. 1,300 31,000
Dai-ichi Life Holdings, Inc. 2,600 66,140
Daiichi Sankyo Co. Ltd. 9,300 294,832
Daikin Industries Ltd. 1,400 190,650
Daito Trust Construction Co. Ltd. 100 11,378
Daiwa House Industry Co. Ltd. 4,300 127,484
Daiwa Securities Group, Inc. 11,000 83,293
Denso Corp. 8,600 163,937
Dentsu Group, Inc. 1,500 41,528
Disco Corp. 400 145,865
East Japan Railway Co. 4,800 91,959
Eisai Co. Ltd. 1,100 45,288
FANUC Corp. 4,500 125,475

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Japan (cont’d)
Fast Retailing Co. Ltd. 800 $ 246,906
Fuji Electric Co. Ltd. 1,400 93,429
FUJIFILM Holdings Corp. 6,000 134,316
Fujitsu Ltd. 7,000 111,814
Hankyu Hanshin Holdings, Inc. 1,500 42,935
Hoya Corp. 1,700 211,566
Hulic Co. Ltd. 4,800 49,159
Ibiden Co. Ltd. 700 31,155
Isuzu Motors Ltd. 5,600 75,446
Japan Airlines Co. Ltd. 1,300 24,661
Japan Exchange Group, Inc. 1,300 35,089
Japan Post Bank Co. Ltd. 4,400 47,243
Kao Corp. 2,400 89,692
KDDI Corp. 7,900 233,223
Keyence Corp. 1,000 463,114
Kikkoman Corp. 7,500 95,940
Kirin Holdings Co. Ltd. 2,100 29,166
Komatsu Ltd. 4,700 138,598
Kose Corp. 300 16,032
Kubota Corp. 6,500 101,637
Kyocera Corp. 7,000 93,128
Kyowa Kirin Co. Ltd. 2,600 46,642
LY Corp. 28,700 72,535
M3, Inc. 1,400 20,064
Makita Corp. 1,400 39,545
MEIJI Holdings Co. Ltd. 1,200 26,165
MinebeaMitsumi, Inc. 2,800 54,596
MISUMI Group, Inc. 700 9,720
Mitsubishi Chemical Group Corp. 14,700 89,291
Mitsubishi Electric Corp. 12,500 208,258
Mitsubishi Estate Co. Ltd. 7,400 134,217
Mitsubishi HC Capital, Inc. 9,800 68,152
Mitsubishi Heavy Industries Ltd. 15,000 135,287
Mitsubishi UFJ Financial Group, Inc. 54,300 550,732
Mitsui Fudosan Co. Ltd. 17,700 189,870
Mizuho Financial Group, Inc. 12,400 244,813
MS&AD Insurance Group Holdings, Inc. 7,500 132,041
Murata Manufacturing Co. Ltd. 9,300 174,177
Nidec Corp. 2,100 86,362
Nintendo Co. Ltd. 4,700 256,482
Nippon Paint Holdings Co. Ltd. 8,200 58,759
Nippon Telegraph & Telephone Corp. 167,800 199,571
Nissan Chemical Corp. 300 11,328
Nitori Holdings Co. Ltd. 100 15,078
Nitto Denko Corp. 300 27,305
Nomura Holdings, Inc. 20,200 128,692
Nomura Research Institute Ltd. 1,700 47,817
Olympus Corp. 7,300 104,837
Omron Corp. 200 7,125
Ono Pharmaceutical Co. Ltd. 2,900 47,463
Oracle Corp. Japan 100 7,496
Oriental Land Co. Ltd. 6,000 191,761
ORIX Corp. 6,100 132,927
Osaka Gas Co. Ltd. 2,800 62,866
Otsuka Corp. 2,800 59,221
Otsuka Holdings Co. Ltd. 1,900 78,727
Panasonic Holdings Corp. 13,700 130,215
Rakuten Group, Inc.(a) 4,100 23,189
Shares Value
Recruit Holdings Co. Ltd. 8,200 $ 359,165
Renesas Electronics Corp. 8,700 154,289
Resona Holdings, Inc. 15,300 94,219
SCREEN Holdings Co. Ltd. 200 25,756
Secom Co. Ltd. 800 57,934
Sekisui Chemical Co. Ltd. 3,600 52,521
Sekisui House Ltd. 4,500 102,104
SG Holdings Co. Ltd. 3,000 37,950
Shin-Etsu Chemical Co. Ltd. 9,600 419,027
Shionogi & Co. Ltd. 1,500 76,643
Shiseido Co. Ltd. 1,200 32,746
SMC Corp. 200 112,247
SoftBank Corp. 16,300 209,048
SoftBank Group Corp. 5,200 307,922
Sompo Holdings, Inc. 4,500 93,957
Sony Group Corp. 6,300 538,234
Square Enix Holdings Co. Ltd. 600 23,081
Sumitomo Electric Industries Ltd. 5,800 89,484
Sumitomo Mitsui Financial Group, Inc. 6,700 390,990
Sumitomo Mitsui Trust Holdings, Inc. 2,800 60,276
Suntory Beverage & Food Ltd. 1,400 47,288
Sysmex Corp. 600 10,654
T&D Holdings, Inc. 2,100 36,444
Takeda Pharmaceutical Co. Ltd. 9,400 261,047
TDK Corp. 1,400 68,379
Terumo Corp. 6,200 113,046
Toho Co. Ltd. 300 9,949
Tokio Marine Holdings, Inc. 9,200 287,225
Tokyo Electron Ltd. 2,200 570,696
Tokyo Gas Co. Ltd. 2,900 65,839
Tokyu Corp. 4,300 52,235
TOPPAN Holdings, Inc. 2,900 72,354
Toray Industries, Inc. 13,700 65,683
TOTO Ltd. 100 2,799
Toyota Industries Corp. 400 41,534
Toyota Motor Corp. 47,100 1,184,463
Trend Micro, Inc. 1,400 70,904
Unicharm Corp. 1,600 50,946
West Japan Railway Co. 2,800 58,277
Yakult Honsha Co. Ltd. 700 14,301
Yamaha Corp. 600 12,904
Yamaha Motor Co. Ltd. 4,800 44,069
Yamato Holdings Co. Ltd. 2,900 41,695
Yaskawa Electric Corp. 1,500 63,471
ZOZO, Inc. 1,000 24,758
15,720,496
Jersey ( 0 .0% )
Arcadium Lithium plc CDI(a) 5,357 23,695
Luxembourg ( 0 .0% )
Eurofins Scientific SE 706 45,047
Netherlands ( 3 .8% )
Aalberts NV 1,120 53,936
ABN AMRO Bank NV CVA(b) 1,926 32,969
Adyen NV(a)(b) 133 225,227
Aegon Ltd. 5,086 31,035
Akzo Nobel NV 943 70,456
Argenx SE(a) 274 108,336
ASM International NV 226 138,125

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Netherlands (cont’d)
ASML Holding NV 1,759 $ 1,694,930
ASR Nederland NV 216 10,589
BE Semiconductor Industries NV 381 58,389
Euronext NV(b) 394 37,531
IMCD NV 290 51,161
ING Groep NV 12,921 212,753
JDE Peet's NV 1,672 35,140
Koninklijke Ahold Delhaize NV 5,655 169,297
Koninklijke KPN NV 19,145 71,665
Koninklijke Vopak NV 839 32,376
NN Group NV 406 18,776
Pluxee NV(a) 420 12,429
Universal Music Group NV 4,317 129,987
Wolters Kluwer NV 1,422 222,992
3,418,099
New Zealand ( 0 .2% )
Auckland International Airport Ltd. 8,486 42,384
Fisher & Paykel Healthcare Corp. Ltd. 1,300 19,945
Meridian Energy Ltd. 5,367 18,973
Spark New Zealand Ltd. 7,365 20,991
Xero Ltd.(a) 505 43,924
146,217
Norway ( 0 .6% )
AutoStore Holdings Ltd.(a)(b) 11,095 20,434
DNB Bank ASA 4,297 85,198
Gjensidige Forsikring ASA 1,289 18,678
Kongsberg Gruppen ASA 667 46,081
Mowi ASA 3,908 71,668
Norsk Hydro ASA 19,430 106,386
Orkla ASA 7,250 51,151
Salmar ASA 133 8,771
Schibsted ASA, Class A 1,126 35,995
Telenor ASA 4,819 53,638
TOMRA Systems ASA 1,884 29,445
527,445
Portugal ( 0 .1% )
EDP - Energias de Portugal SA 17,855 69,613
Jeronimo Martins SGPS SA 1,899 37,696
107,309
Singapore ( 1 .0% )
DBS Group Holdings Ltd. 9,900 264,298
Oversea-Chinese Banking Corp. Ltd. 17,400 173,923
Singapore Airlines Ltd. 11,600 55,009
Singapore Exchange Ltd. 4,700 32,074
Singapore Technologies Engineering Ltd. 11,100 33,063
Singapore Telecommunications Ltd. 53,700 100,667
STMicroelectronics NV 2,987 128,829
United Overseas Bank Ltd. 6,400 138,992
926,855
South Africa ( 0 .3% )
Anglo American plc 11,306 278,762
South Korea ( 3 .6% )
Delivery Hero SE(a)(b) 904 25,887
Doosan Enerbility Co. Ltd.(a) 4,281 55,713
Hana Financial Group, Inc. 2,012 88,027
HMM Co. Ltd. 2,083 24,370
Shares Value
HYBE Co. Ltd. 211 $ 35,892
Hyundai Mobis Co. Ltd. 545 105,863
Hyundai Motor Co. 558 98,233
Kakao Corp. 2,583 104,375
KB Financial Group, Inc. 1,795 93,733
Kia Corp. 1,424 118,468
Krafton, Inc.(a) 174 32,312
L&F Co. Ltd.(a) 262 34,291
LG Chem Ltd. 269 87,918
LG Electronics, Inc. 608 43,717
LG H&H Co. Ltd. 131 37,609
LG Innotek Co. Ltd. 129 18,925
NAVER Corp. 623 86,584
NCSoft Corp. 71 10,864
POSCO Holdings, Inc. 712 222,657
Samsung Biologics Co. Ltd.(a)(b) 29 17,944
Samsung C&T Corp. 144 17,125
Samsung Electro-Mechanics Co. Ltd. 80 8,908
Samsung Electronics Co. Ltd. 23,909 1,434,984
Shinhan Financial Group Co. Ltd. 2,489 87,265
SK Hynix, Inc. 2,545 336,876
3,228,540
Spain ( 2 .1% )
Acciona SA 99 12,066
Aena SME SA(b) 384 75,666
Amadeus IT Group SA 2,001 128,454
Banco Bilbao Vizcaya Argentaria SA 23,128 275,760
Banco de Sabadell SA 10,994 17,276
Banco Santander SA 69,553 339,642
Bankinter SA 5,414 39,655
CaixaBank SA 18,164 88,140
Cellnex Telecom SA(b) 2,486 87,983
EDP Renovaveis SA 1,199 16,245
Enagas SA 4,546 67,582
Iberdrola SA 28,425 352,885
Industria de Diseno Textil SA 4,754 239,619
Naturgy Energy Group SA 926 20,101
Redeia Corp. SA 2,027 34,600
Telefonica SA 28,429 125,546
1,921,220
Sweden ( 2 .5% )
Alfa Laval AB 1,424 56,041
Assa Abloy AB, Class B 4,850 139,296
Atlas Copco AB, Class A 15,153 256,220
Beijer Ref AB, Class B 1,371 20,387
Boliden AB 2,136 59,380
Castellum AB(a) 3,754 49,468
Epiroc AB, Class A 4,694 88,282
EQT AB 1,841 58,298
Essity AB, Class B 1,755 41,722
Getinge AB, Class B 1,061 21,374
H & M Hennes & Mauritz AB, Class B 2,952 48,198
Hexagon AB, Class B 10,837 128,411
Holmen AB, Class B(a) 530 21,581
Husqvarna AB, Class B 2,185 18,726
Industrivarden AB, Class A 1,254 43,170
Indutrade AB(a) 1,335 36,444
Investment AB Latour, Class B 406 10,689

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Sweden (cont’d)
Investor AB, Class B 8,940 $ 224,616
Kinnevik AB, Class B(a) 2,665 29,896
L E Lundbergforetagen AB, Class B 386 20,916
Lifco AB, Class B 1,092 28,555
Nibe Industrier AB, Class B 4,893 24,052
Saab AB, Class B 275 24,484
Sagax AB, Class B 968 25,566
Sandvik AB 5,235 116,376
Skandinaviska Enskilda Banken AB, Class A 6,963 94,391
SKF AB, Class B 1,941 39,664
SSAB AB, Class A 10,322 76,262
Svenska Cellulosa AB SCA, Class B 3,599 55,301
Svenska Handelsbanken AB, Class A 2,646 26,788
Sweco AB, Class B 727 8,193
Swedbank AB, Class A 2,998 59,525
Swedish Orphan Biovitrum AB(a) 915 22,865
Tele2 AB, Class B 1,354 11,131
Trelleborg AB, Class B 1,142 40,895
Volvo AB, Class B 8,452 229,310
2,256,473
Switzerland ( 5 .1% )
ABB Ltd. 7,524 349,928
Adecco Group AG 1,543 61,089
Alcon, Inc. 2,234 185,377
Avolta AG(a) 272 11,334
Bachem Holding AG 143 13,717
Baloise Holding AG 410 64,320
Barry Callebaut AG 5 7,267
Belimo Holding AG 100 49,095
BKW AG 109 16,749
Chocoladefabriken Lindt & Spruengli AG 1 120,795
Cie Financiere Richemont SA 2,054 313,562
DKSH Holding AG 605 41,209
DSM-Firmenich AG 700 79,682
Emmi AG 2 1,987
Flughafen Zurich AG 155 35,209
Galenica AG(b) 230 19,203
Geberit AG 295 174,570
Georg Fischer AG 782 58,083
Givaudan SA 36 160,515
Helvetia Holding AG 155 21,391
Julius Baer Group Ltd. 857 49,553
Kuehne + Nagel International AG 223 62,144
Logitech International SA 521 46,715
Lonza Group AG 321 192,522
Novartis AG 8,525 826,945
On Holding AG, Class A(a) 1,167 41,288
Partners Group Holding AG 81 115,830
PSP Swiss Property AG 247 32,414
Schindler Holding AG 286 69,857
SFS Group AG 78 10,271
SGS SA(a) 822 79,854
SIG Group AG 1,506 33,441
Sika AG 670 199,802
Sonova Holding AG 221 64,065
Straumann Holding AG 483 77,220
Swiss Life Holding AG 112 78,613
Swiss Prime Site AG 419 39,565
Shares Value
Swisscom AG(a) 111 $ 67,953
Tecan Group AG 76 31,541
Temenos AG 431 30,855
UBS Group AG 11,138 343,031
VAT Group AG(b) 146 75,747
Zurich Insurance Group AG 576 310,990
4,665,298
Taiwan ( 5 .1% )
Accton Technology Corp. 1,000 14,327
Advantech Co. Ltd. 1,099 13,976
ASE Technology Holding Co. Ltd. 17,000 82,335
Cathay Financial Holding Co. Ltd. 74,000 111,566
Chailease Holding Co. Ltd. 1,000 5,359
Chang Hwa Commercial Bank Ltd. 84,000 47,639
Chunghwa Telecom Co. Ltd. 17,000 66,665
CTBC Financial Holding Co. Ltd. 94,000 95,165
Delta Electronics, Inc. 6,000 64,212
E Ink Holdings, Inc. 5,000 35,465
Eva Airways Corp. 44,000 43,445
Evergreen Marine Corp. Taiwan Ltd. 11,000 60,493
Far EasTone Telecommunications Co. Ltd. 15,000 37,918
Feng TAY Enterprise Co. Ltd. 1,120 5,529
Fubon Financial Holding Co. Ltd. 57,400 124,293
Global Unichip Corp. 1,000 38,121
Hotai Motor Co. Ltd. 1,020 20,621
Largan Precision Co. Ltd. 1,000 75,929
Lite-On Technology Corp. 9,000 29,809
MediaTek, Inc. 6,000 217,476
Mega Financial Holding Co. Ltd. 80,737 101,541
Nanya Technology Corp. 16,000 33,796
Novatek Microelectronics Corp. 2,000 36,809
Quanta Computer, Inc. 17,000 148,734
Realtek Semiconductor Corp. 1,000 17,404
Taishin Financial Holding Co. Ltd. 93,890 52,661
Taiwan Cement Corp. 100,000 99,052
Taiwan Mobile Co. Ltd. 14,000 44,620
Taiwan Semiconductor Manufacturing Co. Ltd. 102,000 2,450,919
Unimicron Technology Corp. 12,000 71,242
Uni-President Enterprises Corp. 39,000 93,102
United Microelectronics Corp. 75,000 121,862
Walsin Lihwa Corp. 23,000 26,878
Wan Hai Lines Ltd. 28,000 38,496
Yang Ming Marine Transport Corp. 27,000 37,205
Yuanta Financial Holding Co. Ltd. 87,050 81,872
4,646,536
United Kingdom ( 9 .7% )
3i Group plc 4,538 161,030
abrdn plc 10,837 19,316
Admiral Group plc 936 33,545
Ashtead Group plc 2,681 191,014
Associated British Foods plc 2,421 76,397
AstraZeneca plc 6,983 941,936
Auto Trader Group plc(b) 5,292 46,809
Aviva plc 13,998 87,814
B&M European Value Retail SA 5,195 35,819
BAE Systems plc 19,092 325,472
Barratt Developments plc 6,415 38,541
Beazley plc 1,369 11,509

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
United Kingdom (cont’d)
Berkeley Group Holdings plc 659 $ 39,609
BP plc 85,841 537,530
BT Group plc 39,614 54,871
Bunzl plc 1,855 71,425
Centrica plc 16,142 26,030
Coca-Cola Europacific Partners plc 1,537 107,513
Compass Group plc 11,347 332,981
ConvaTec Group plc(b) 9,910 35,854
Croda International plc 529 32,758
DCC plc 1,201 87,389
Diageo plc 11,930 440,890
Diploma plc 581 27,318
DS Smith plc 7,609 38,131
Halma plc 3,414 102,126
Hargreaves Lansdown plc 1,881 17,489
Howden Joinery Group plc 3,003 34,400
HSBC Holdings plc 88,925 695,351
IMI plc 467 10,707
Inchcape plc 1,875 17,149
Informa plc 9,693 101,778
InterContinental Hotels Group plc 1,266 131,812
Intermediate Capital Group plc 1,513 39,258
Intertek Group plc 1,081 68,074
J Sainsbury plc 11,216 38,312
JD Sports Fashion plc 8,594 14,602
Johnson Matthey plc 2,056 46,465
Kingfisher plc 12,427 39,152
Legal & General Group plc 31,844 102,337
Lloyds Banking Group plc 334,472 218,697
London Stock Exchange Group plc 1,842 220,823
M&G plc 14,006 39,013
Melrose Industries plc 8,227 69,943
National Grid plc 21,590 290,736
Next plc 719 83,852
Pearson plc 2,891 38,054
Phoenix Group Holdings plc 4,596 32,083
Reckitt Benckiser Group plc 3,871 220,639
RELX plc 11,708 506,414
Rentokil Initial plc 15,376 91,622
Rightmove plc 4,313 29,944
RS GROUP plc 808 7,419
Sage Group plc (The) 5,867 93,792
Schroders plc 4,073 19,377
Severn Trent plc 1,505 46,959
Smith & Nephew plc 5,183 64,924
Smiths Group plc 2,202 45,661
Spirax-Sarco Engineering plc 446 56,623
SSE plc 5,656 117,892
St. James's Place plc 1,954 11,466
Standard Chartered plc 10,772 91,362
Taylor Wimpey plc 16,860 29,189
Tesco plc 47,035 176,231
Unilever plc 11,790 592,100
United Utilities Group plc 4,321 56,168
Vodafone Group plc 76,329 67,939
Weir Group plc (The) 1,594 40,715
Whitbread plc 1,282 53,670
Wise plc, Class A(a) 2,523 29,596
Shares Value
WPP plc 7,279 $ 69,295
8,772,711
United States ( 10 .0% )
Amcor plc 4,315 41,036
Aon plc, Class A 971 324,042
BRP, Inc. 392 26,346
Chubb Ltd. 1,410 365,373
Clarivate plc(a) 2,562 19,036
CRH plc 5,130 442,487
CSL Ltd. 2,601 488,569
CyberArk Software Ltd.(a) 165 43,829
Ferguson plc 1,153 251,850
Ferrovial SE 2,446 96,897
Flex Ltd.(a) 2,483 71,039
Garmin Ltd. 642 95,574
GFL Environmental, Inc. 1,243 42,904
GSK plc 21,668 467,680
Haleon plc 30,885 129,960
Holcim AG 3,268 296,286
ICON plc(a) 428 143,787
James Hardie Industries plc CDI(a) 6,097 245,065
Janus Henderson Group plc 537 17,662
Linde plc 2,371 1,100,903
Nestle SA 12,108 1,287,155
QIAGEN NV(a) 1,107 47,590
Roche Holding AG 3,008 767,112
Sanofi SA 5,693 559,262
Schneider Electric SE 2,603 589,376
Spotify Technology SA(a) 608 160,451
Stellantis NV 10,271 292,237
Swiss Re AG 1,148 147,786
TE Connectivity Ltd. 1,725 250,539
Waste Connections, Inc. 1,638 281,870
9,093,703
Total Common Stocks
(Cost $80,473,079) 90,216,564
No. of
Warrants
Warrants (0.0%) (c)
Canada (
0.0%
)(c)
Constellation Software, Inc.
Expires 03/31/2040 (a)
(
Cost $0
) 97 498
Shares
Short-Term Investment ( 0 .2% )
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
5.22% ( See Note G )
(Cost $159,217)
159,217 159,217
Total Investments ( 99 .5% )
(Cost $ 80,632,296 ) (d) 90,376,279
Other Assets in Excess of Liabilities (0.5%) 469,163
NET ASSETS (100.0%) $90,845,442
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management.

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
(a) Non-income producing security.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c) Amount is less than 0.05%.
(d) At March 31, 2024, the aggregate cost for federal income tax purposes is $80,632,296. The aggregate gross unrealized
appreciation is $12,153,294 and the aggregate gross unrealized depreciation is $2,409,311, resulting in net unrealized appreciation of $9,743,983.
ADR American Depositary Receipt
CDI CREST Depository Interest
CVA Dutch Certification
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 67 .1%
Banks 11 .8
Semiconductors & Semiconductor Equipment 7 .7
Pharmaceuticals 7 .3
Insurance 6 .1
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2024 (unaudited)
Calvert International Responsible Index ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2024
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $80,473,079) $ 90,217,062
Investment in Security of Affiliated Issuer, at Value (Cost $159,217) 159,217
Total Investments in Securities, at Value (Cost $80,632,296) 90,376,279
Foreign Currency, at Value (Cost $130,811) 130,687
Cash 787
Dividends Receivable 351,554
Total Assets
90,859,307
Liabilities:
Payable for Management Fee 13,353
Payable for Dividends to Shareholders 512
Total Liabilities
13,865
Net Assets
$ 90,845,442
Net Assets Consist of:
Paid-in-Capital $ 81,532,052
Total Distributable Earnings 9,313,390
Net Assets
$ 90,845,442
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 1,600,000
Net Asset Value Per Share
$ 56 .78

Semi-Annual Report — March 31, 2024 (unaudited)
Calvert International Responsible Index ETF
14
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Six Months Ended
March 31, 2024
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $97,433 of Foreign Taxes Withheld) $ 752,115
Dividends from Security of Affiliated Issuer (Note G) 4,048
Total Investment Income 756,163
Expenses:
Management Fee (Note B) 65,741
Total Expenses 65,741
Rebate from Morgan Stanley Affiliate (Note G) (122)
Net Expenses 65,619
Net Investment Income
690,544
Realized Gain (Loss):
Investments Sold (233,459)
Foreign Currency Translation 5,639
Net Realized Loss (227,820)
Change in Unrealized Appreciation (Depreciation):
Investments 11,925,155
Foreign Currency Translation (176)
Net Change in Unrealized Appreciation (Depreciation) 11,924,979
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
11,697,159
Net Increase in Net Assets Resulting from Operations $ 12,387,703

Semi-Annual Report — March 31, 2024
Calvert International Responsible Index ETF
15
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Six Months Ended
March 31, 2024
(unaudited)
Period from
January 30, 2023
^
to
September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 690,544  $ 797,188
Net Realized Loss (227,820) (437,654)
Net Change in Unrealized Appreciation (Depreciation) 11,924,979  (2,182,246)
Net Increase (Decrease) in Net Assets Resulting from Operations 12,387,703  (1,822,712)
Dividends and Distributions to Shareholders:
Dividends and Distributions (574,190) (677,411)
Total Dividends and Distributions to Shareholders (574,190) (677,411)
Capital Share Transactions:
Subscribed –  20,000,000
(1)
Subscribed In-Kind 20,941,702  40,590,350
Net Increase in Net Assets Resulting from Capital Share Transactions 20,941,702  60,590,350
Total Increase in Net Assets 32,755,215  58,090,227
Net Assets:
Beginning of Period 58,090,227  –
End of Period $ 90,845,442  $ 58,090,227
Capital Share Transactions:
Beginning of Period 1,200,000  –
Shares Subscribed –  400,000
Shares Subscribed In-Kind 400,000  800,000
Shares Outstanding, End of Period Net Increase in 1,600,000  1,200,000
^ Commencement of Operations
(1) Includes $11,134,300 of subscriptions for seed capital by the Adviser and other related parties of the Fund.

Semi-Annual Report — March 31, 2024
Financial Highlights
Calvert International Responsible Index ETF
16
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2024
(unaudited)
Period from
January 30, 2023
(1)
to
September 30, 2023
Net Asset Value, Beginning of Period
$ 48 .41 $ 50 .00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
0 .49 1 .02
Net Realized and Unrealized Gain (Loss) 8 .27 ( 1 .82 )
Total from Investment Operations 8 .76 ( 0 .80 )
Distributions from and/or in Excess of:
— —
Net Investment Income ( 0 .39 ) ( 0 .79 )
Net Asset Value, End of Period
$ 56 .78 $ 48 .41
Total Return
(3)
18 .15%
(4)
( 1 .66 ) %
(4)
Ratios to Average Net Assets and Supplemental Data:
$90,845 $58,090
Net Assets, End of Period (Thousands) $ 90,845 $ 58,090
Ratio of Expenses 0 .18%
(5) (6)
0 .18%
(5) (6)
Ratio of Net Investment Income 1 .89%
(5) (6)
3 .01%
(5) (6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(5) (7)
0 .00%
(5) (7)
Portfolio Turnover Rate 3%
(4) (8)
13%
(4) (8)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

17
Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the "Trust") is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the "Declaration of Trust"), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
"Act").
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification ("ASC") Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Calvert In-
ternational Responsible Index ETF (the "Fund"), which seeks
to track the performance of the Calvert International Responsi-
ble Index. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices if
such bid and asked prices are available on the relevant ex-
changes. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on
the valuation date with no reported bid and asked prices
available on the exchange are valued at the mean between
the current bid and asked prices obtained from one or
more reputable brokers/dealers. In cases where a securi-
ty is traded on more than one exchange, the security is
valued on the exchange designated as the primary market;
(2) all other equity portfolio securities for which over-the-
counter (“OTC”) market quotations are readily available
are valued at the latest reported sales price (or at the mar-
ket official closing price if such market reports an official closing price), and if there was no trading in the security
on a given day and if there is no official closing price
from relevant markets for that day, the security is valued
at the mean between the last reported bid and asked
prices if such bid and asked prices are available on the rel-
evant markets. An unlisted equity security that does not
trade on the valuation date and for which bid and asked
prices from the relevant markets are unavailable is valued
at the mean between the current bid and asked prices
obtained from one or more reputable brokers/dealers; (3)
certain portfolio securities may be valued by an outside
pricing service/vendor approved by the Trust’s Board of
Trustees (the “Trustees”). The pricing service/vendor may
employ a pricing model that takes into account, among
other things, bids, yield spreads and/or other market data
and specific security characteristics. If Morgan Stanley
Investment Management Inc. (the “Adviser”) a whol-
ly-owned subsidiary of Morgan Stanley, determines that
the price provided by the outside pricing service/vendor
or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may
also be utilized. In these circumstances, the value of the
security will be the mean of bid and asked prices obtained
from reputable brokers/dealers; (4) when market quo-
tations are not readily available, as defined by Rule 2a-5
under the Act, including circumstances under which the
Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices
are not reflective of a security’s market value, portfolio
securities are valued at their fair value as determined in
good faith under procedures established by and under the
general supervision of the Trustees; (5) foreign exchange
transactions ("spot contracts") and foreign exchange
forward contracts ("forward contracts") are valued daily
using an independent pricing vendor at the spot and for-
ward rates, respectively, as of the close of the NYSE; and
(6) investments in mutual funds, including the Morgan
Stanley Institutional Liquidity Funds, are valued at the
net asset value (“NAV”) as of the close of each business
day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting Stan-
dards Board (“FASB”) Accounting Standards Codifica-
tion
TM
(“ASC”), “Fair Value Measurement” (“ASC 820”),
defines fair value as the price that would be received to
sell an asset or pay to transfer a liability in an orderly
transaction between market participants at the measure-
ment date. ASC 820 establishes a three tier hierarchy to
distinguish between (1) inputs that reflect the assump-
tions market participants would use in valuing an asset or
liability developed based on market data obtained from
sources independent of the reporting entity (observable
inputs) and (2) inputs that reflect the reporting entity’s
own assumptions about the assumptions market partici-
pants would use in valuing an asset or liability developed
based on the best information available in the circum-
stances (unobservable inputs) and to establish classifica-
tion of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the
Fund’s investments. The inputs are summarized in the
three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
 Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2024:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Foreign Currency Translation and Foreign Invest-
ments:
The books and records of the Fund are main-
tained in U.S. dollars. Foreign currency amounts are
translated into U.S. dollars as follows:
investments, other assets and liabilities at the prevail-
ing rate of exchange on the valuation date;
investment transactions and investment income at
the prevailing rates of exchange on the dates of such
transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates and market values at the close of
the period, the Fund does not isolate that portion of the
results of operations arising as a result of changes in the
foreign exchange rates from the fluctuations arising from
changes in the market prices of securities held at period
end. Similarly, the Fund does not isolate the effect of
changes in foreign exchange rates from the fluctuations
arising from changes in the market prices of securities
sold during the period. Accordingly, realized and unre-
alized foreign currency gains (losses) on investments in
securities are included in the reported net realized and
unrealized gains (losses) on investment transactions and
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Common Stocks
$ 90,217
(1)
$ — $ — $ 90,217
Warrants
— —
(2)
— —
(2)
Short-Term Investment
Investment Company 159 — — 159
Total Assets $ 90,376 $— $— $90,376
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
(2) Value is less than $500

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
balances. However, pursuant to U.S. federal income tax
regulations, gains and losses from certain foreign currency
transactions and the foreign currency portion of gains
and losses realized on sales and maturities of foreign de-
nominated debt securities are treated as ordinary income
for U.S. federal income tax purposes.
Net realized gains (losses) on foreign currency transac-
tions represent net foreign exchange gains (losses) from
foreign currency forward exchange contracts, disposition
of foreign currencies, currency gains (losses) realized be-
tween the trade and settlement dates on securities transac-
tions, and the difference between the amount of invest-
ment income and foreign withholding taxes recorded on
the Fund’s books and the U.S. dollar equivalent amounts
actually received or paid. The change in unrealized cur-
rency gains (losses) on foreign currency transactions for
the period is reflected in the Statement of Operations.
4. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
5. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
6. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value.
B. Management Fees:
 The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.18% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan ("Plan")
pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to
0.25% of its average daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. ("JPMorgan").
.
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
.
F. Issuance and Redemption of Fund Shares:
The Fund
is an exchange-traded fund or ETF. Individual Fund shares
may only be purchased and sold on a national securities
exchange through a broker-dealer and investors may pay a
commission to such broker-dealers in connection with their
purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
.
The Fund will only issue or redeem shares aggregated into
blocks of 100,000 shares or multiples thereof (“Creation
Units”) to Authorized Participants who have entered into
agreements with the Fund’s Distributor. An Authorized Partici-
pant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net
Settlement System of the National Securities Clearing Corpo-
ration) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must
have executed an agreement (“Participation Agreement”) with
the Distributor with respect to creations and redemptions of

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
20
Morgan Stanley ETF Trust
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
 For the six months ended March 31, 2024 purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $3,695,327 and $1,850,423,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the six months ended March
31, 2024. Purchase and Sales related to In-Kind transactions were $18,990,458 and $0 for the six months ended March 31,
2024.
.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31,
2024, management fees paid were reduced by $122 relating to
the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended March 31, 2024 is as follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accord-
ingly, no provision for federal income taxes is required in the financial statements.
.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2023 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2023 was as follows:
Affiliated
Investment
Company
Value
September 30,
2023
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ 156 $ 1,232 $ 1,229 $ 4
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2024
(000)
Liquidity Fund   $ – $ – $ 159

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
21
Morgan Stanley ETF Trust
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifica-
tions among the components of net assets for the year ended
September 30, 2023.
At September 30, 2023 , the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2023, the Fund had available for fed-
eral income tax purposes unused short-term capital losses
of $418,624 that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
.
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and politi-
cal (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global
financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively
impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate preexisting risks to the
Fund. The occurrence, duration and extent of these or other
types of adverse economic and market conditions and uncer-
tainty over the long term cannot be reasonably projected or
estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market develop-
ments and the extent to which the associated conditions
impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The finan-
cial performance of the Fund’s investments (and, in turn, the
Fund’s investment results) as well as their liquidity may be ad-
versely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions.
The Fund's principle risks include, but are not limited
to, the following:
Tracking Error Risk:
Tracking error risk refers to the risk that
the Fund’s performance may not match or correlate to that of the index it attempts to track, either on a daily or aggregate basis. Because the Fund uses a representative sampling index-
ing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the index or the need to meet new or existing regulatory requirements.
Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, limitations on Fund investments imposed by Fund diversifica-
tion and/or concentration policies, high portfolio turnover rate
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$677,411 $–
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$173,428 $–

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
22
Morgan Stanley ETF Trust
and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the index are not reduced by invest-
ment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of invest-
ments. Tracking error risk may cause the Fund’s performance
to be less than expected. Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal circumstances. The Fund may be required to
deviate its investments from the securities and relative weight-
ings of the index to comply with applicable laws and regula-
tions or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.
Index Related Risk:
The Fund’s return may not track the
return of the index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund
incurs a number of operating expenses not applicable to the
index, and incurs costs in buying and selling securities, espe-
cially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. In addition, the
Fund’s return may differ from the return of the index because of, among other things, pricing differences and the inability to purchase certain securities included in the index due to regu-
latory or other restrictions.
In addition, because the Fund uses a representative sampling approach, the Fund can be expected to be less correlated with the return of the index as when a fund purchases all of the
securities in an index in the proportions in which they are rep-
resented in the index. Errors in the construction or calculation of the index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the index may be heightened during times of
increased market volatility or other unusual market conditions.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Trading Risk:
  The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
 The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
23
Morgan Stanley ETF Trust
would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

24
Semi-Annual Report — March 31, 2024 (unaudited)
Liquidity Risk Management Program
Morgan Stanley ETF Trust
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and man-
age the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.
At a meeting held on March 13-24, 2024, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2023, through December
31, 2023, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.
In accordance with the Program, the Fund's liquidity risk is assessed by LRS no less frequently than annually taking into consider-
ation certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-
term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources.
Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the invest-
ment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific consider-
ations, as well as market depth, and in some cases utilize third-party vendor data.
The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not pri-
marily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the
Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

25
Semi-Annual Report — March 31, 2024 (unaudited)
Important Notices
Morgan Stanley ETF Trust
Reporting to Shareholders
The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the securi-
ty names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”),
a clearing agency that is registered with the SEC. The basket represents one Creation Unit of the Fund. The Trust, Adviser, Custo-
dian and Distributor will not disseminate non-public information concerning the Trust. The Trust provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings will be available on the Fund’s public website, www.morganstanley.com/im.
Proxy Voting Policy and Proxy Voting Record
The Board of Trustees believes that the voting of proxies on securities held by the Trust is an important element of the overall invest-
ment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Adviser.
The Adviser has engaged Calvert to provide proxy voting services with respect to the Trust. The Adviser’s Proxy Voting Policy speci-
fies that each Fund will follow Calvert’s Proxy Voting Policies and Procedures and Global Proxy Voting Guidelines. When available, the Trust’s proxy voting record for the most recent 12-month period ending June 30, as filed with the SEC, will be available without charge on our web site at www.morganstanley.com/im. The Trust’s proxy voting record will also be available without charge on the
SEC’s web site at http://www.sec.gov.
Tailored Shareholder Reports
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available on-
line, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

26
Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice
February 2024
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No*
For our affiliates’ everyday business purposes —
information about your creditworthiness
Yes Yes*
For our affiliates to market to you
Yes Yes*
For non-affiliates to market to you
No We don’t share

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
27
February 2024
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.
What happens when I limit sharing for an
account I hold jointly with someone else?
Your choices will apply to everyone on your account.

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
28
February 2024
Morgan Stanley ETF Trust
Definitions
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include registered investment advisers such
as Eaton Vance Management and Calvert Research and
Management, registered broker-dealers such as Morgan
Stanley Distributors Inc. and Eaton Vance Distributors,
Inc., and registered and unregistered funds sponsored
by Morgan Stanley Investment Management such as the
registered funds within Morgan Stanley Institutional Fund,
Inc. (together, the “Investment Management Affiliates”);
and companies with a Morgan Stanley name and financial
companies such as Morgan Stanley Barney LLC and
Morgan Stanley & Co. (the, “Morgan Stanley Affiliates”).
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
*PLEASE NOTE: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the
Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the
Investment Management Affiliates from marketing their products to you.
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

29
Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)
Trustees and Officers Information
Trustees
Frank L Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Michael F. Klein
Patricia A Maleski
W. Allen Reed, Chair of the Board
Adviser
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Officers
John H. Gernon
President and Principal Executive Officer
Deidre A. Downes
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary and Chief Legal Officer
Michael J. Key
Vice President
Anthony R. Rochte
Vice President
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Morgan, Lewis, Bockius LLP
One State Street
Hartford, Connecticut 06103
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ETFCALINTLRISAN
6598478 EXP 05.31.25
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Calvert Ultra-Short
Investment Grade ETF
NYSE Arca: CVSB
Semi-Annual Report
March 31, 2024

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management’s website: www.morganstanley.com/im.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Expense Example
...........................................................................................
3
Performance Summary
.....................................................................................
4
Portfolio of Investments
.....................................................................................
5
Statement of Assets and Liabilities
..........................................................................
10
Statement of Operations
....................................................................................
11
Statements of Changes in Net Assets
.......................................................................
12
Financial Highlights
.........................................................................................
13
Notes to Financial Statements
...............................................................................
14
Liquidity Risk Management Program
.........................................................................
20
Important Notices
..........................................................................................
21
U.S. Customer Privacy Notice
...............................................................................
22
Trustees and Officers Information
...........................................................................
25

2
Semi-Annual Report — March 31, 2024 (unaudited)
Shareholders’ Letter
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Calvert Ultra-Short Investment
Grade ETF (the “Fund”) performed during the latest six-month period.
Morgan Stanley Investment Management, the Fund's investment adviser, is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving chal-
lenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
April 2024

3
Semi-Annual Report — March 31, 2024 (unaudited)
Expense Example
Calvert Ultra-Short Investment Grade ETF
Morgan Stanley ETF Trust
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include man-
agement fees, and distribution and shareholder services fees. This example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2024 and held for the entire six-month period.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
(
10/1/23
)
Actual Ending
Account
Value
(3/31/24)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Calvert Ultra-Short Investment Grade ETF
$1,000.00 $1,034.90 $1,023.80 $1.22 $1.21 0.24%
* Expenses are calculated using the Fund’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/366 (to reflect the most recent one-half year period).
** Annualized.

4
Semi-Annual Report — March 31, 2024 (unaudited)
Performance Summary
Calvert Ultra-Short Investment Grade ETF
Morgan Stanley ETF Trust
* Cumulative Return
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.
morganstanley.com/im . Investment return and principal value will fluctuate so that Fund shares, when sold or redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the selling or redemption of Fund shares.
Fund's total returns are calculated as of the last business day of the period.
Performance Compared to the Bloomberg U.S. Universal Index
(1)
and the Bloomberg 9-12 Months Short
Treasury Index
(2)
Period Ended March 31, 2024
Total Returns
Average Annual
Six
Months
*
One
Year
Since
Inception
(3)
Calvert Ultra-Short Investment Grade ETF - NAV
(4)
3.49% 6.53% 6.11%
Calvert Ultra-Short Investment Grade ETF - Market Price
(4)
3.63% 6.64% 6.22%
Bloomberg U.S. Universal Index 6.33% 2.67% 2.45%
Bloomberg 9-12 Months Short Treasury Index 2.75% 4.71% 4.82%
(1) The Bloomberg U.S. Universal Index represents the union of the US Aggregate Index, US Corporate High Yield Index, Investment Grade 144A Index,
Eurodollar Index, US Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the
CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The
Fund’s primary benchmark index was changed from the Bloomberg 9-12 Months Short Treasury Index to the Bloomberg U.S. Universal Index to
comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market.
(2) The Bloomberg 9-12 Months Short Treasury Index measures the performance of U.S Treasury bills, notes, and bonds with a maturity between nine and twelve months. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3) For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Index.
(4) Commenced operations on January 30, 2023.

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments
Calvert Ultra-Short Investment Grade ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (90.2%)
Asset-Backed Securities ( 13.0% )
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) $ 199,459 $ 200,776
Avant Loans Funding Trust,
2021-REV1
1.64%, 7/15/30(a) 440,000 437,626
CarNow Auto Receivables Trust,
2023-2A
7.38%, 1/15/26(a) 120,243 120,464
Conn's Receivables Funding LLC,
2023-A
8.01%, 1/17/28(a) 153,059 153,474
2024-A
7.05%, 1/16/29(a) 511,223 512,123
Dell Equipment Finance Trust,
2023-2
5.84%, 1/22/29(a) 95,838 95,928
DLLST LLC,
2024-1A
5.33%, 1/20/26(a) 130,000 129,765
Driven Brands Funding LLC,
2018-1A
4.74%, 4/20/48(a) 235,625 231,471
FHF Issuer Trust,
2023-2A
6.79%, 10/15/29(a) 223,055 225,284
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 150,000 149,549
GM Financial Automobile Leasing Trust,
2023-2
5.44%, 10/20/25 31,832 31,817
GM Financial Consumer Automobile Receivables Trust,
2023-4
5.89%, 11/16/26 150,000 150,384
Hyundai Auto Lease Securitization Trust,
2023-B
5.47%, 9/15/25(a) 112,515 112,469
J.P. Morgan Mortgage Trust,
2023-HE2
SOFR30A + 1.70%,
7.02%, 3/25/54(a)(b) 111,333 112,279
LAD Auto Receivables Trust,
2023-1A
5.68%, 10/15/26(a) 76,950 76,913
2023-2A
5.93%, 6/15/27(a) 191,541 191,756
2023-3A
6.09%, 6/15/26(a) 139,049 139,169
Lendbuzz Securitization Trust,
2024-1A
6.19%, 8/15/29(a) 165,000 164,850
Marlette Funding Trust,
2020-1A
3.54%, 3/15/30(a) 53,830 53,555
2023-1A
6.07%, 4/15/33(a) 63,480 63,491
Face
Amount Value
2023-3A
6.49%, 9/15/33(a) $ 281,977 $ 282,368
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
8.00%, 7/25/50(a)(b) 128,893 128,698
Octane Receivables Trust,
2023-1A
5.87%, 5/21/29(a) 67,830 67,910
Oportun Issuance Trust,
2024-1A
6.33%, 4/8/31(a) 327,052 327,204
Oscar US Funding XIII LLC,
2021-2A
0.86%, 9/10/25(a) 36,988 36,715
Oscar US Funding XV LLC,
2023-1A
6.07%, 9/10/26(a) 378,000 378,674
Prodigy Finance DAC,
2021-1A
CME Term SOFR 1 Month + 1.36%,
6.69%, 7/25/51(a)(b) 709,871 705,176
2021-1A
CME Term SOFR 1 Month + 2.61%,
7.94%, 7/25/51(a)(b) 120,034 121,057
Prosper Marketplace Issuance Trust,
2023-1A
7.06%, 7/16/29(a) 150,508 151,029
Reach ABS Trust,
2023-1A
7.05%, 2/18/31(a) 94,268 94,538
SFS Auto Receivables Securitization Trust,
2024-1A
5.35%, 6/21/27(a) 140,000 139,823
SoFi Consumer Loan Program Trust,
2023-1S
5.81%, 5/15/31(a) 27,684 27,671
Theorem Funding Trust,
2023-1A
7.58%, 4/15/29(a) 52,797 53,209
Upstart Securitization Trust,
2021-5
1.31%, 11/20/31(a) 15,044 15,004
Vantage Data Centers Issuer LLC,
2019-1A
3.19%, 7/15/44(a) 665,567 659,364
6,541,583
Commercial Mortgage-Backed Securities ( 12.1% )
BPR Trust
CME Term SOFR 1 Month + 3.00%,
8.33%, 5/15/39(a)(b) 150,000 151,183
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.06%,
6.39%, 9/15/36(a)(b) 425,000 421,432
CAMB Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.55%,
6.87%, 12/15/37(a)(b) 286,543 287,036

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (12.1%) (cont’d)
CME Term SOFR 1 Month + 2.05%,
7.37%, 12/15/37(a)(b) $ 288,000 $ 288,402
Connecticut Avenue Securities Trust
SOFR30A + 2.95%,
8.27%, 6/25/42(a)(b) 363,779 375,058
CSMC Trust
CME Term SOFR 1 Month + 3.14%,
8.47%, 9/9/24(a)(b) 500,000 503,120
Extended Stay America Trust
CME Term SOFR 1 Month + 1.19%,
6.52%, 7/15/38(a)(b) 502,841 504,038
CME Term SOFR 1 Month + 1.49%,
6.82%, 7/15/38(a)(b) 274,277 274,842
FHLMC STACR REMIC Trust
SOFR30A + 1.35%,
6.67%, 2/25/44(a)(b) 143,778 144,316
FHLMC, REMIC
SOFR30A + 0.51%,
5.83%, 1/15/42(b) 286,068 282,520
SOFR30A + 0.66%,
5.98%, 4/15/36(b) 227,815 224,740
FNMA, REMIC
SOFR30A + 0.36%,
5.68%, 6/25/36(b) 222,288 219,587
SOFR30A + 0.65%,
5.97%, 2/25/38(b) 236,071 234,249
Hawaii Hotel Trust
CME Term SOFR 1 Month + 1.20%,
6.52%, 5/15/38(a)(b) 250,000 249,686
J.P. Morgan Chase Commercial Mortgage Securities Trust
CME Term SOFR 1 Month + 1.16%,
6.49%, 4/15/38(a)(b) 100,000 99,865
Marlette Funding Trust
6.50%, 4/15/33(a) 260,000 261,814
Med Trust
CME Term SOFR 1 Month + 1.56%,
6.89%, 11/15/38(a)(b) 233,878 233,931
CME Term SOFR 1 Month + 1.91%,
7.24%, 11/15/38(a)(b) 204,021 204,001
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.92%,
6.24%, 4/15/38(a)(b) 461,382 460,333
ORL Trust
CME Term SOFR 1 Month + 2.35%,
7.68%, 10/19/36(a)(b) 100,000 100,750
Radnor RE Ltd.
SOFR30A + 1.85%,
7.17%, 11/25/31(a)(b) 88,542 88,757
Reach Abs Trust
6.30%, 2/18/31(a) 208,643 209,596
VMC Finance LLC
CME Term SOFR 1 Month + 1.76%,
7.09%, 1/18/37(a)(b) 255,464 252,636
6,071,892
Face
Amount Value
Corporate Bonds ( 53.3% )
Automobiles (1.7%)
General Motors Co.
6.13%, 10/1/25 $ 225,000 $ 226,989
Hyundai Capital America
5.80%, 6/26/25(a) 246,000 246,647
6.69%, 11/3/25(a)(b) 150,000 151,105
Volkswagen Group of America Finance LLC
6.17%, 3/20/26(a)(b) 250,000 250,230
874,971
Banks (20.3%)
Banco Bilbao Vizcaya Argentaria SA
5.86%, 9/14/26(b) 200,000 200,365
Banco Santander SA
5.15%, 8/18/25 200,000 198,664
Bank of America Corp.
2.46%, 10/22/25(b) 1,300,000 1,276,815
3.84%, 4/25/25(b) 290,000 289,606
Bank of Ireland Group plc
6.25%, 9/16/26(a)(b) 600,000 603,950
BPCE SA
5.15%, 7/21/24(a) 200,000 199,180
5.95%, 1/14/25(a)(b) 500,000 500,872
Citigroup, Inc.
3.35%, 4/24/25(b) 450,000 449,260
6.04%, 5/1/25(b) 625,000 625,271
6.07%, 1/25/26(b) 200,000 200,267
Discover Bank
2.45%, 9/12/24 250,000 246,327
HSBC Holdings plc
0.98%, 5/24/25(b) 470,000 466,401
ING Groep NV
3.55%, 4/9/24 450,000 449,810
Intesa Sanpaolo SpA
7.00%, 11/21/25(a) 350,000 356,617
JPMorgan Chase & Co.
3.63%, 5/13/24 225,000 224,527
3.85%, 6/14/25 1,075,000 1,070,364
5.55%, 12/15/25(b) 225,000 224,898
KeyBank NA
5.66%, 6/14/24(b) 250,000 249,833
KeyCorp
3.88%, 5/23/25(b) 45,000 44,799
National Bank of Canada
5.25%, 1/17/25 250,000 249,470
PNC Financial Services Group, Inc. (The)
5.67%, 10/28/25(b) 210,000 209,990
Royal Bank of Canada
4.95%, 4/25/25 140,000 139,552
Santander Holdings USA, Inc.
3.50%, 6/7/24 225,000 224,017
Societe Generale SA
5.52%, 1/19/28(a)(b) 225,000 223,544
Standard Chartered plc
1.82%, 11/23/25(a)(b) 240,000 233,525
Swedbank AB
6.14%, 9/12/26(a) 218,000 221,990

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (53.3%) (cont’d)
Truist Financial Corp.
5.75%, 6/9/25(b) $ 460,000 $ 458,944
Wells Fargo & Co.
2.41%, 10/30/25(b) 375,000 367,908
10,206,766
Biotechnology (0.2%)
Amgen, Inc.
5.25%, 3/2/25 80,000 79,780
Capital Markets (4.2%)
Bank of New York Mellon (The)
5.79%, 3/13/26(b) 120,000 120,124
Credit Suisse AG
7.95%, 1/9/25 250,000 254,202
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/25 240,000 236,204
5.87%, 10/21/24(b) 400,000 400,100
HAT Holdings I LLC/HAT Holdings II LLC
6.00%, 4/15/25(a) 175,000 174,436
Macquarie Bank Ltd.
5.39%, 12/7/26(a) 120,000 120,657
Stifel Financial Corp.
4.25%, 7/18/24 350,000 348,111
UBS Group AG
2.59%, 9/11/25(a)(b) 475,000 468,295
2,122,129
Chemicals (0.8%)
Celanese US Holdings LLC
6.05%, 3/15/25 225,000 225,489
Sherwin-Williams Co. (The)
3.13%, 6/1/24 175,000 174,195
399,684
Consumer Finance (5.7%)
AerCap Ireland Capital DAC
1.65%, 10/29/24 500,000 487,890
Ally Financial, Inc.
3.88%, 5/21/24 384,000 382,861
Capital One Financial Corp.
4.17%, 5/9/25(b) 985,000 983,010
Ford Motor Credit Co. LLC
5.13%, 6/16/25 475,000 470,886
General Motors Financial Co., Inc.
3.95%, 4/13/24 200,000 199,832
6.70%, 4/7/25(b) 350,000 352,489
2,876,968
Diversified Telecommunication Services (1.8%)
AT&T, Inc.
6.76%, 6/12/24(b) 925,000 926,602
Electric Utilities (2.2%)
Enel Finance International NV
2.65%, 9/10/24(a) 400,000 394,420
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/25 700,000 703,237
1,097,657
Face
Amount Value
Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp.
4.75%, 3/30/26 $ 40,000 $ 39,719
TD SYNNEX Corp.
1.25%, 8/9/24 400,000 393,560
433,279
Entertainment (1.2%)
Warnermedia Holdings, Inc.
6.41%, 3/15/26 589,000 589,012
Financial Services (2.0%)
Enact Holdings, Inc.
6.50%, 8/15/25(a) 500,000 500,405
Synchrony Bank
5.40%, 8/22/25 500,000 495,581
995,986
Food Products (1.5%)
Campbell Soup Co.
5.30%, 3/20/26 250,000 250,292
JDE Peet's NV
0.80%, 9/24/24(a) 525,000 512,061
762,353
Ground Transportation (0.6%)
Penske Truck Leasing Co. LP
5.75%, 5/24/26(a) 120,000 120,906
SMBC Aviation Capital Finance DAC
3.55%, 4/15/24(a) 200,000 199,801
320,707
Health Care Providers & Services (0.2%)
Centene Corp.
4.25%, 12/15/27 100,000 95,423
Hotels, Restaurants & Leisure (0.6%)
Hyatt Hotels Corp.
1.80%, 10/1/24 325,000 318,210
Insurance (1.3%)
GA Global Funding Trust
0.80%, 9/13/24(a) 200,000 195,709
5.84%, 9/13/24(a)(b) 475,000 475,164
670,873
Leisure Products (0.6%)
Brunswick Corp.
0.85%, 8/18/24 325,000 318,893
Machinery (0.4%)
Daimler Truck Finance North America LLC
6.40%, 4/5/24(a)(b) 225,000 225,015
Media (0.3%)
Charter Communications Operating LLC
4.91%, 7/23/25 150,000 148,215
Multi-Utilities (0.5%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(c) 260,000 258,670
Oil, Gas & Consumable Fuels (0.5%)
Occidental Petroleum Corp.
6.95%, 7/1/24 225,000 225,481

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (53.3%) (cont’d)
Passenger Airlines (1.2%)
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a) $ 602,142 $ 596,136
Professional Services (0.8%)
Concentrix Corp.
6.65%, 8/2/26 420,000 423,376
Specialized REITs (1.0%)
EPR Properties
4.50%, 4/1/25 500,000 492,698
Technology Hardware, Storage & Peripherals (0.7%)
Hewlett Packard Enterprise Co.
5.90%, 10/1/24 355,000 355,589
Textiles, Apparel & Luxury Goods (0.5%)
Tapestry, Inc.
7.05%, 11/27/25 225,000 229,730
Trading Companies & Distributors (0.9%)
Aviation Capital Group LLC
5.50%, 12/15/24(a) 464,000 462,336
Wireless Telecommunication Services (0.7%)
Sprint LLC
7.13%, 6/15/24 340,000 340,795
26,847,334
U.S. Government and Agency Securities ( 11.8% )
U.S. Treasury Bills
0.00%, 12/26/24 2,500,000 2,409,810
0.00%, 1/23/25 2,900,000 2,785,627
4.63%, 2/28/25 750,000 746,986
5,942,423
Total Fixed Income Securities
(Cost $45,188,759)
45,403,232
–
Shares
Short-Term Investments (9.7%)
Investment Company ( 1.0% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 5.22%
(See Note G)
(Cost $481,022)
481,022 481,022
Face
Amount
Commercial Paper ( 8.7% )
Australia & New Zealand Banking
Group Ltd.
5.67%, 5/15/24(a) $ 500,000 496,451
Brookfield Renewable Energy LP
5.87%, 5/7/24 485,000 482,001
Canadian Imperial Bank of Commerce
5.84%, 5/14/24 500,000 496,526
Crown Castle, Inc.
5.65%, 4/23/24 250,000 248,953
DNB Bank ASA
5.81%, 7/1/24 500,000 493,028
Face
Amount Value
Harley-Davidson Financial Services,
Inc.
6.08%, 5/2/24 $ 220,000 $ 218,777
HSBC USA, Inc.
5.58%, 7/23/24 250,000 245,582
HSBC USA, Inc.
6.36%, 9/9/24(a) 250,000 243,698
International Flavors & Fragrances,
Inc.
5.43%, 4/2/24 230,000 229,827
Lloyds Bank plc
5.79%, 4/1/24 500,000 499,705
Nutrien Ltd.
5.62%, 5/28/24(a) 470,000 465,577
Rogers Communications, Inc.
5.57%, 5/2/24(a) 250,000 248,648
Total Commercial Paper
(Cost $4,369,415)
4,368,773
Total Short-Term Investments
(Cost $4,850,437)
4,849,795
Total Investments (99.9%)
(Cost $50,039,196) (d) 50,253,027
Other Assets in Excess of Liabilities (0.1%)
57,568
Net Assets (100.0%) $50,310,595
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2024. Maturity date disclosed is the ultimate maturity date.
(d) At March 31, 2024, the aggregate cost for federal income tax purposes is $50,039,196. The aggregate gross unrealized
appreciation is $229,930 and the aggregate gross unrealized
depreciation is $16,099, resulting in net unrealized appreciation of
$213,831.
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 27.4%
Banks 20.3
Asset-Backed Securities 13.0
Commercial Mortgage-Backed Securities 12.1
U.S. Government and Agency Securities 11.8
Short-Term Investments 9.7
Consumer Finance 5.7
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2024 (unaudited)
Calvert Ultra-Short Investment Grade ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2024
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $49,558,174) $ 49,772,005
Investment in Security of Affiliated Issuer, at Value (Cost $481,022) 481,022
Total Investments in Securities, at Value (Cost $50,039,196) 50,253,027
Receivable for Investments Sold 183,414
Interest Receivable 312,920
Dividends Receivable 4,438
Total Assets
50,753,799
Liabilities:
Payable for Investments Purchased 201,667
Payable for Management Fee 9,718
Payable for Dividends to Shareholders 227,580
Payable to Bank 4,239
Total Liabilities
443,204
Net Assets
$ 50,310,595
Net Assets Consist of:
Paid-in-Capital $ 50,060,653
Total Distributable Earnings 249,942
Net Assets
$ 50,310,595
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 1,000,000
Net Asset Value Per Share
$ 50 .31

Semi-Annual Report — March 31, 2024 (unaudited)
Calvert Ultra-Short Investment Grade ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Six Months Ended
March 31, 2024
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 1,364,193
Dividends from Security of Affiliated Issuer (Note G) 31,463
Total Investment Income 1,395,656
Expenses:
Management Fee (Note B) 56,190
Total Expenses 56,190
Rebate from Morgan Stanley Affiliate (Note G) (914)
Net Expenses 55,276
Net Investment Income
1,340,380
Realized Gain (Loss):
Investments Sold 59,005
Futures Contracts (398)
Net Realized Gain 58,607
Change in Unrealized Appreciation (Depreciation):
Investments 208,918
Futures Contracts 641
Net Change in Unrealized Appreciation (Depreciation) 209,559
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
268,166
Net Increase in Net Assets Resulting from Operations $ 1,608,546

Semi-Annual Report — March 31, 2024
Calvert Ultra-Short Investment Grade ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Six Months Ended
March 31, 2024
(unaudited)
Period from
January 30, 2023
^
to
September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 1,340,380  $ 1,326,851
Net Realized Gain (Loss) 58,607  (33,087)
Net Change in Unrealized Appreciation (Depreciation) 209,559  4,272
Net Increase in Net Assets Resulting from Operations 1,608,546  1,298,036
Dividends and Distributions to Shareholders:
Dividends and Distributions (1,353,625) (1,303,015)
Total Dividends and Distributions to Shareholders (1,353,625) (1,303,015)
Capital Share Transactions:
Subscribed –  20,000,000
(1)
Subscribed In-Kind 3,780,315  26,280,338
Net Increase in Net Assets Resulting from Capital Share Transactions 3,780,315  46,280,338
Total Increase in Net Assets 4,035,236  46,275,359
Net Assets:
Beginning of Period 46,275,359  –
End of Period $ 50,310,595  $ 46,275,359
Capital Share Transactions:
Beginning of Period 925,000  –
Shares Subscribed –  400,000
Shares Subscribed In-Kind 75,000  525,000
Shares Outstanding, End of Period Net Increase in 1,000,000  925,000
^ Commencement of Operations
(1) Total consists of subscriptions for seed capital by the Adviser and other related parties of the Fund.

Semi-Annual Report — March 31, 2024
Financial Highlights
Calvert Ultra-Short Investment Grade ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2024
(unaudited)
Period from
January 30, 2023
(1)
to
September 30, 2023
Net Asset Value, Beginning of Period
$ 50 .03 $ 50 .00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
1 .44 1 .82
Net Realized and Unrealized Gain (Loss) 0 .28 ( 0 .07 )
Total from Investment Operations 1 .72 1 .75
Distributions from and/or in Excess of:
— —
Net Investment Income ( 1 .44 ) ( 1 .72 )
Net Asset Value, End of Period
$ 50 .31 $ 50 .03
Total Return
(3)
3 .49%
(4)
3 .54%
(4)
Ratios to Average Net Assets and Supplemental Data:
$50,311 $46,275
Net Assets, End of Period (Thousands) $ 50,311 $ 46,275
Ratio of Expenses 0 .24%
(5) (6)
0 .24%
(5) (6)
Ratio of Net Investment Income 5 .72%
(5) (6)
5 .42%
(5) (6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(5) (7)
0 .00%
(5) (7)
Portfolio Turnover Rate 34%
(4)
54%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Amount is less than 0.005%.

14
Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the "Trust") is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the "Declaration of Trust"), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
"Act").
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification ("ASC") Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Calvert
Ultra-Short Investment Grade ETF (the "Fund"), which seeks
to maximize income, to the extent consistent with preserva-
tion of capital, through investment in short-term bonds and
income-producing securities. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
.
1. Security Valuation:
(1) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or is unable to provide a price, prices from bro-
kers/dealers may also be utilized. In these circumstances,
the value of the security will be the mean of bid and
asked prices obtained from reputable brokers/dealers; (2)
futures are valued at the settlement price on the exchange
on which they trade or, if a settlement price is unavail-
able, at the last sale price on the exchange; (3) when
market quotations are not readily available, as defined by
Rule 2a-5 under the Act, including circumstances under
which the Adviser determines that the closing price, last
sale price or the mean between the last reported bid and
asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as deter-
mined in good faith under procedures established by and
under the general supervision of the Trustees; (4) invest-
ments in mutual funds, including the Morgan Stanley
Institutional Liquidity Funds, are valued at the net asset
value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting Stan-
dards Board (“FASB”) Accounting Standards Codifica-
tion
TM
(“ASC”), “Fair Value Measurement” (“ASC 820”),
defines fair value as the price that would be received to
sell an asset or pay to transfer a liability in an orderly
transaction between market participants at the measure-
ment date. ASC 820 establishes a three tier hierarchy to
distinguish between (1) inputs that reflect the assump-
tions market participants would use in valuing an asset or
liability developed based on market data obtained from
sources independent of the reporting entity (observable
inputs) and (2) inputs that reflect the reporting entity’s
own assumptions about the assumptions market partici-
pants would use in valuing an asset or liability developed
based on the best information available in the circum-
stances (unobservable inputs) and to establish classifica-
tion of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the
Fund’s investments. The inputs are summarized in the
three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
interest rates, prepayment speeds, credit
risk, etc.)
 Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2024:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Derivatives:
The Fund may, but is not required to, use
derivative instruments for a variety of purposes, including
hedging, risk management, portfolio management or to
earn income. Derivatives are financial instruments whose
value is based, in part, on the value of an underlying
asset, interest rate, index or financial instrument. Prevail-
ing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A deriva-
tive instrument often has risks similar to its underlying
asset and may have additional risks, including imperfect
correlation between the value of the derivative and the
underlying asset, risks of default by the counterparty to
certain transactions, magnification of losses incurred due
to changes in the market value of the securities, instru-
ments, indices or interest rates to which the derivative
instrument relates, risks that the transactions may not
be liquid and risks arising from margin requirements,
risks arising from mispricing or valuation complexity and
operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than,
the risks associated with other portfolio investments.
Derivatives may involve the use of highly specialized
instruments that require investment techniques and risk
analyses different from those associated with other port-
folio investments. All of the Fund’s holdings, including
derivative instruments, are marked-to-market each day
with the change in value reflected in unrealized appreci-
ation (depreciation). Upon disposition, a realized gain or
loss is recognized.
Certain derivative transactions may give rise to a form of
leverage. Leverage magnifies the potential for gain and the
risk of loss. Leverage associated with derivative transac-
tions may cause the Fund to liquidate portfolio positions
when it may not be advantageous to do so to satisfy its
obligations or may cause the Fund to be more volatile
than if the Fund had not been leveraged. Although the
Adviser seeks to use derivatives to further the Fund’s
investment objectives, there is no assurance that the use
of derivatives will achieve this result.
Following is a description of the derivative instruments
and techniques that the Fund used during the period and
their associated risks:
Futures: A futures contract is a standardized, exchange
traded agreement to buy or sell a specific quantity of
an underlying asset, reference rate or index at a specif-
ic price at a specific future time. The value of a futures
contract tends to increase and decrease in tandem with
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 6,542 $ — $ 6,542
Commercial
Mortgage-Backed
Securities — 6,072 — 6,072
Corporate Bonds — 26,847 — 26,847
U.S. Government and
Agency Securities — 5,942 — 5,942
— — — —
Total Fixed Income
Securities — 45,403 — 45,403
— — — —
Short-Term Investments
Investment Company 481 — — 481
Commercial Paper — 4,369 — 4,369
Total Short-Term
Investments 481 4,369 — 4,850
Total Assets $481 $49,772 $— $50,253

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
the value of the underlying instrument. Depending on
the terms of the particular contract, futures contracts are
settled through either physical delivery of the underlying
instrument on the settlement date or by payment of a
cash settlement amount on the settlement date. During
the period the futures contract is open, payments are
received from or made to the broker based upon chang-
es in the value of the contract (the variation margin).
A decision as to whether, when and how to use futures
contracts involves the exercise of skill and judgment and
even a well-conceived futures transaction may be unsuc-
cessful because of market behavior or unexpected events.
In addition to the derivatives risks discussed above, the
prices of futures contracts can be highly volatile, using
futures contracts can lower total return and the potential
loss from futures contracts can exceed the Fund’s initial
investment in such contracts. No assurance can be given
that a liquid market will exist for any particular futures
contract at any particular time.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”),
is intended to improve financial reporting about deriv-
ative instruments by requiring enhanced disclosures to
enable investors to better understand how and why the
Fund uses derivative instruments, how these derivative
instruments are accounted for and their effects on the
Fund’s financial position and results of operations.
The following tables set forth by primary risk exposure
the Fund’s realized gains (losses) and change in unrealized
appreciation (depreciation) by type of derivative contract
for the six months ended March 31, 2024 in accordance
with ASC 815:
For the six months ended March 31, 2024, the approx-
imate average monthly amount outstanding for each
derivative type is as follows:
4. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
5. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
6. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value. Interest income is recog-
nized on the accrual basis (except where collection is in
doubt) net of applicable withholding taxes. Discounts are
accreted and premiums are amortized over the life of the
respective securities.
B. Management Fees:
 The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.24% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan ("Plan")
pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to
0.25% of its average daily net assets. No Rule 12b-1 fees are
Realized Gain (Loss)
Primary Risk Exposure Derivative Type Value
Interest Rate Risk Futures Contracts $(398)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure Derivative Type Value
Interest Rate Risk Futures Contracts $641
Futures Contracts:
Average monthly notional value .................. 202,566

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
currently paid by the Fund and there are no current plans to impose these fees.
.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. ("JPMorgan").
.
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
.
F. Issuance and Redemption of Fund Shares:
The Fund
is an exchange-traded fund or ETF. Individual Fund shares
may only be purchased and sold on a national securities
exchange through a broker-dealer and investors may pay a
commission to such broker-dealers in connection with their
purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 25,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with the Fund’s Distributor. An Authorized Participant is
either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net
Settlement System of the National Securities Clearing Corpo-
ration) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must
have executed an agreement (“Participation Agreement”) with
the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
.
G. Security Transactions and Transactions with Affil-
iates:
 For the six months ended March 31, 2024 purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $13,657,472 and $9,505,411,
respectively. For the six months ended March 31, 2024,
purchases and sales of long-term U.S Government securities
were $229,818 and $ 1,249,451, respectively. There were no
purchase and sales related to In-Kind transactions for the six months ended March 31, 2024.
.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31,
2024, management fees paid were reduced by $914 relating to
the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended March 31, 2024 is as follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accord-
ingly, no provision for federal income taxes is required in the financial statements.
.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
Affiliated
Investment
Company
Value
September 30,
2023
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ 639 $ 15,432 $ 15,590 $ 31
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2024
(000)
Liquidity Fund   $ – $ – $ 481

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2023 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifica-
tions among the components of net assets for the year ended
September 30, 2023.
At September 30, 2023, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2023, the Fund had available for federal
income tax purposes unused short-term capital losses of $49,
706 that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
.
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and politi-
cal (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global
financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively
impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate preexisting risks to the
Fund. The occurrence, duration and extent of these or other
types of adverse economic and market conditions and uncer-
tainty over the long term cannot be reasonably projected or
estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market develop-
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$1,303,015 $–
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$39,815 $–

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
ments and the extent to which the associated conditions
impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The finan-
cial performance of the Fund’s investments (and, in turn, the
Fund’s investment results) as well as their liquidity may be ad-
versely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions.
The Fund's principal risks include, but are not limited
to, the following:
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can
be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may
trade at a discount to NAV and possibly face trading halts and/
or delisting.
Cash Transactions Risk:
Unlike certain ETFs, the Fund
may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes
portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

20
Semi-Annual Report — March 31, 2024 (unaudited)
Liquidity Risk Management Program
Morgan Stanley ETF Trust
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and man-
age the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.
At a meeting held on March 13-24, 2024, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2023, through December
31, 2023, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.
In accordance with the Program, the Fund's liquidity risk is assessed by LRS no less frequently than annually taking into consider-
ation certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-
term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources.
Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the invest-
ment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific consider-
ations, as well as market depth, and in some cases utilize third-party vendor data.
The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not pri-
marily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the
Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

21
Semi-Annual Report — March 31, 2024 (unaudited)
Important Notices
Morgan Stanley ETF Trust
Reporting to Shareholders
The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the securi-
ty names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”),
a clearing agency that is registered with the SEC. The basket represents one Creation Unit of the Fund. The Trust, Adviser, Custo-
dian and Distributor will not disseminate non-public information concerning the Trust. The Trust provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings will be available on the Fund’s public website, www.morganstanley.com/im.
Proxy Voting Policy and Proxy Voting Record
The Board of Trustees believes that the voting of proxies on securities held by the Trust is an important element of the overall invest-
ment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Adviser.
The Adviser has engaged Calvert to provide proxy voting services with respect to the Trust. The Adviser’s Proxy Voting Policy speci-
fies that each Fund will follow Calvert’s Proxy Voting Policies and Procedures and Global Proxy Voting Guidelines. When available, the Trust’s proxy voting record for the most recent 12-month period ending June 30, as filed with the SEC, will be available without charge on our web site at www.morganstanley.com/im. The Trust’s proxy voting record will also be available without charge on the
SEC’s web site at http://www.sec.gov.
Tailored Shareholder Reports
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available on-
line, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

22
Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice
February 2024
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No*
For our affiliates’ everyday business purposes —
information about your creditworthiness
Yes Yes*
For our affiliates to market to you
Yes Yes*
For non-affiliates to market to you
No We don’t share

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
23
February 2024
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.
What happens when I limit sharing for an
account I hold jointly with someone else?
Your choices will apply to everyone on your account.

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
24
February 2024
Morgan Stanley ETF Trust
Definitions
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include registered investment advisers such
as Eaton Vance Management and Calvert Research and
Management, registered broker-dealers such as Morgan
Stanley Distributors Inc. and Eaton Vance Distributors,
Inc., and registered and unregistered funds sponsored
by Morgan Stanley Investment Management such as the
registered funds within Morgan Stanley Institutional Fund,
Inc. (together, the “Investment Management Affiliates”);
and companies with a Morgan Stanley name and financial
companies such as Morgan Stanley Barney LLC and
Morgan Stanley & Co. (the, “Morgan Stanley Affiliates”).
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
*PLEASE NOTE: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the
Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the
Investment Management Affiliates from marketing their products to you.
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

25
Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)
Trustees and Officers Information
Trustees
Frank L Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Michael F. Klein
Patricia A Maleski
W. Allen Reed, Chair of the Board
Adviser
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Officers
John H. Gernon
President and Principal Executive Officer
Deidre A. Downes
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary and Chief Legal Officer
Michael J. Key
Vice President
Anthony R. Rochte
Vice President
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Morgan, Lewis, Bockius LLP
One State Street
Hartford, Connecticut 06103
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ETFCALULTSHORTINVGRDSAN
6598532 EXP 05.31.25
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Calvert US Large-Cap
Core Responsible Index
ETF
NYSE Arca: CVLC
Semi-Annual Report
March 31, 2024

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management’s website: www.morganstanley.com/im.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Expense Example
...........................................................................................
3
Performance Summary
.....................................................................................
4
Portfolio of Investments
.....................................................................................
5
Statement of Assets and Liabilities
..........................................................................
14
Statement of Operations
....................................................................................
15
Statements of Changes in Net Assets
.......................................................................
16
Financial Highlights
.........................................................................................
17
Notes to Financial Statements
...............................................................................
18
Liquidity Risk Management Program
.........................................................................
24
Important Notices
..........................................................................................
25
U.S. Customer Privacy Notice
...............................................................................
26
Trustees and Officers Information
...........................................................................
29

2
Semi-Annual Report — March 31, 2024 (unaudited)
Shareholders’ Letter
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Calvert US Large-Cap Core
Responsible Index ETF (the “Fund”) performed during the latest six-month period.
Morgan Stanley Investment Management, the Fund's investment adviser, is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving chal-
lenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
April 2024

3
Semi-Annual Report — March 31, 2024 (unaudited)
Expense Example
Calvert US Large-Cap Core Responsible Index ETF
Morgan Stanley ETF Trust
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include man-
agement fees, and distribution and shareholder services fees. This example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2024 and held for the entire six-month period.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
(
10/1/23
)
Actual Ending
Account
Value
(3/31/24)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Calvert US Large-Cap Core Responsible Index ETF
$1,000.00 $1,242.60 $1,024.25 $0.84 $0.76 0.15%
* Expenses are calculated using the Fund’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/366 (to reflect the most recent one-half year period).
** Annualized.

4
Semi-Annual Report — March 31, 2024 (unaudited)
Performance Summary
Calvert US Large-Cap Core Responsible Index ETF
Morgan Stanley ETF Trust
* Cumulative Return
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.
morganstanley.com/im . Investment return and principal value will fluctuate so that Fund shares, when sold or redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the selling or redemption of Fund shares.
Fund's total returns are calculated as of the last business day of the period.
Performance Compared to the Russell 1000
®
Index
(1)
and the Calvert US Large-Cap Core Responsible Index
(2)
Period Ended March 31, 2024
Total Returns
Average Annual
Six
Months
*
One
Year
Since
Inception
(3)
Calvert US Large-Cap Core Responsible Index ETF - NAV
(4)
24.26% 29.65% 27.57%
Calvert US Large-Cap Core Responsible Index ETF - Market Price
(4)
24.12% 29.83% 27.65%
Russell 1000
®
Index 23.49% 29.87% 27.61%
Calvert US Large-Cap Core Responsible Index 24.40% 29.91% 27.85%
(1) The Russell 1000
®
Index is an unmanaged index of 1,000 U.S. large-cap stocks. The Russell 1000
®
Index is an index of approximately 1,000 of
the largest U.S. companies based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2) The Calvert US Large-Cap Core Responsible Index (the “Calvert Index”) is composed of common stocks of large companies that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment. Large companies are the 1,000 largest publicly traded
U.S. companies based on market capitalization, excluding real estate investment trusts and business development companies. The Calvert
Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
(3) For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Index.
(4) Commenced operations on January 30, 2023.

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments
Calvert US Large-Cap Core Responsible Index ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.7%)
Aerospace & Defense (0.2%)
Axon Enterprise, Inc. (a) 772 $ 241,543
Curtiss-Wright Corp. 420 107,495
HEICO Corp. 449 85,759
Hexcel Corp. 791 57,624
Woodward, Inc. 615 94,784
587,205
Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc. 911 69,364
Expeditors International of Washington, Inc. 1,070 130,080
FedEx Corp. 1,800 521,532
GXO Logistics, Inc. (a) 958 51,502
United Parcel Service, Inc., Class  B 5,654 840,354
1,612,832
Automobile Components (0.1%)
Aptiv plc (a) 2,202 175,389
Autoliv, Inc. 658 79,243
BorgWarner, Inc. 1,840 63,921
Lear Corp. 461 66,790
Visteon Corp. (a) 218 25,639
410,982
Automobiles (1.5%)
Ford Motor Co. 29,990 398,267
General Motors Co. 10,682 484,429
Harley-Davidson, Inc. 1,074 46,977
Rivian Automotive, Inc., Class  A (a) 5,217 57,126
Tesla, Inc. (a) 19,033 3,345,811
Thor Industries, Inc. 415 48,696
4,381,306
Banks (4.4%)
Bank of America Corp. 54,272 2,057,994
Bank OZK 946 43,005
BOK Financial Corp. 247 22,724
Citigroup, Inc. 15,924 1,007,034
Citizens Financial Group, Inc. 3,870 140,442
Columbia Banking System, Inc. 1,814 35,101
Comerica, Inc. 1,097 60,324
Commerce Bancshares, Inc. 1,098 58,414
Cullen/Frost Bankers, Inc. 518 58,311
East West Bancorp, Inc. 1,166 92,242
Fifth Third Bancorp 5,641 209,902
First Citizens BancShares , Inc., Class  A 97 158,595
First Financial Bankshares , Inc. 1,221 40,061
First Horizon Corp. 4,617 71,102
FNB Corp. 3,124 44,048
Home BancShares , Inc. 1,667 40,958
Huntington Bancshares, Inc. 11,926 166,368
JPMorgan Chase & Co. 19,719 3,949,716
KeyCorp 7,803 123,365
M&T Bank Corp. 1,373 199,689
New York Community Bancorp, Inc. 6,032 19,423
Old National Bancorp 2,578 44,883
Pinnacle Financial Partners, Inc. 625 53,675
PNC Financial Services Group, Inc. (The) 3,308 534,573
Popular, Inc. 606 53,383
Prosperity Bancshares, Inc. 784 51,572
Regions Financial Corp. 7,730 162,639
Shares Value
SouthState Corp. 658 $ 55,950
Synovus Financial Corp. 1,263 50,596
Truist Financial Corp. 11,086 432,132
U.S. Bancorp 12,955 579,088
United Bankshares , Inc. 1,166 41,731
Valley National Bancorp 3,810 30,328
Webster Financial Corp. 1,425 72,347
Wells Fargo & Co. 29,413 1,704,777
Western Alliance Bancorp 936 60,082
Wintrust Financial Corp. 521 54,387
Zions Bancorp NA 1,220 52,948
12,633,909
Beverages (1.6%)
Celsius Holdings, Inc. (a) 1,405 116,503
Coca-Cola Co. (The) 30,704 1,878,471
Coca-Cola Consolidated, Inc. 42 35,549
Keurig Dr Pepper, Inc. 9,053 277,656
Monster Beverage Corp. (a) 7,033 416,916
PepsiCo, Inc. 10,926 1,912,159
4,637,254
Biotechnology (2.5%)
AbbVie, Inc. 13,178 2,399,714
ACADIA Pharmaceuticals, Inc. (a) 936 17,307
Alkermes plc (a) 1,273 34,460
Alnylam Pharmaceuticals, Inc. (a) 958 143,173
Amgen, Inc. 4,009 1,139,839
Apellis Pharmaceuticals, Inc. (a) 738 43,380
Arrowhead Pharmaceuticals, Inc. (a) 792 22,651
Biogen, Inc. (a) 1,057 227,921
BioMarin Pharmaceutical, Inc. (a) 1,417 123,761
Blueprint Medicines Corp. (a) 461 43,730
Denali Therapeutics, Inc. (a) 897 18,406
Exact Sciences Corp. (a) 1,373 94,819
Exelixis , Inc. (a) 2,330 55,291
Gilead Sciences, Inc. 9,336 683,862
Halozyme Therapeutics, Inc. (a) 1,012 41,168
Incyte Corp. (a) 1,414 80,556
Ionis Pharmaceuticals, Inc. (a) 1,081 46,861
Moderna, Inc. (a) 2,462 262,351
Neurocrine Biosciences, Inc. (a) 730 100,682
Regeneron Pharmaceuticals, Inc. (a) 781 751,705
Sarepta Therapeutics, Inc. (a) 679 87,903
United Therapeutics Corp. (a) 301 69,146
Vertex Pharmaceuticals, Inc. (a) 1,931 807,177
7,295,863
Broadline Retail (3.8%)
Amazon.com, Inc. (a) 58,850 10,615,363
eBay, Inc. 3,522 185,891
Etsy, Inc. (a) 815 56,007
Macy's, Inc. 1,845 36,882
10,894,143
Building Products (1.2%)
AAON, Inc. 766 67,484
Advanced Drainage Systems, Inc. 740 127,458
Allegion plc 963 129,726
AO Smith Corp. 1,353 121,039
AZEK Co., Inc. (The), Class  A (a) 992 49,818
Carlisle Cos., Inc. 876 343,260

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Building Products (cont’d)
Carrier Global Corp. 8,629 $ 501,604
Fortune Brands Innovations, Inc. 871 73,747
Johnson Controls International plc 6,990 456,587
Lennox International, Inc. 352 172,043
Masco Corp. 1,553 122,501
Owens Corning 1,652 275,554
Simpson Manufacturing Co., Inc. 470 96,435
Trane Technologies plc 2,339 702,168
Trex Co., Inc. (a) 757 75,511
UFP Industries, Inc. 421 51,787
Zurn Elkay Water Solutions Corp. 1,006 33,671
3,400,393
Capital Markets (3.9%)
Affiliated Managers Group, Inc. 276 46,222
Ameriprise Financial, Inc. 839 367,851
Ares Management Corp., Class  A 1,278 169,948
Bank of New York Mellon Corp. (The) 6,213 357,993
BlackRock, Inc. 1,230 1,025,451
Blackstone, Inc. 5,938 780,075
Blue Owl Capital, Inc., Class  A 3,828 72,196
Carlyle Group, Inc. (The) 1,599 75,009
Cboe Global Markets, Inc. 874 160,580
Charles Schwab Corp. (The) 12,344 892,965
CME Group, Inc. 2,989 643,502
Coinbase Global, Inc., Class  A (a) 1,425 377,796
Evercore, Inc., Class  A 295 56,814
FactSet Research Systems, Inc. 306 139,043
Franklin Resources, Inc. 2,392 67,239
Goldman Sachs Group, Inc. (The) 2,703 1,129,016
Hamilton Lane, Inc., Class  A 270 30,445
Houlihan Lokey, Inc., Class  A 440 56,404
Interactive Brokers Group, Inc., Class  A 873 97,523
Intercontinental Exchange, Inc. 4,725 649,357
Invesco Ltd. 3,687 61,167
Jefferies Financial Group, Inc. 1,607 70,869
KKR & Co., Inc. 5,611 564,354
LPL Financial Holdings, Inc. 623 164,597
MarketAxess Holdings, Inc. 295 64,679
Moody's Corp. 1,226 481,855
Morningstar, Inc. 210 64,758
MSCI, Inc., Class  A 588 329,545
Nasdaq, Inc. 2,982 188,164
Northern Trust Corp. 1,687 150,008
Raymond James Financial, Inc. 1,567 201,234
S&P Global, Inc. 2,456 1,044,905
SEI Investments Co. 883 63,488
State Street Corp. 2,555 197,553
Stifel Financial Corp. 825 64,490
T Rowe Price Group, Inc. 1,819 221,772
Tradeweb Markets, Inc., Class  A 948 98,753
11,227,620
Chemicals (1.2%)
Air Products and Chemicals, Inc. 2,263 548,257
Arcadium Lithium plc (a) 11,133 47,983
Ashland, Inc. 458 44,595
Axalta Coating Systems Ltd. (a) 2,426 83,430
Balchem Corp. 359 55,627
Shares Value
Cabot Corp. 634 $ 58,455
Celanese Corp., Class  A 1,198 205,888
Eastman Chemical Co. 1,300 130,286
Ecolab, Inc. 2,625 606,112
Element Solutions, Inc. 2,567 64,124
FMC Corp. 1,197 76,249
Huntsman Corp. 1,462 38,056
International Flavors & Fragrances, Inc. 2,308 198,465
Mosaic Co. (The) 3,135 101,762
PPG Industries, Inc. 2,423 351,093
Sherwin-Williams Co. (The) 2,420 840,539
3,450,921
Commercial Services & Supplies (0.9%)
Casella Waste Systems, Inc., Class  A (a) 529 52,302
Cintas Corp. 570 391,607
Clean Harbors, Inc. (a) 475 95,622
Copart, Inc. (a) 6,758 391,424
MSA Safety, Inc. 404 78,210
Republic Services, Inc., Class  A 1,887 361,247
Rollins, Inc. 2,236 103,460
Stericycle, Inc. (a) 892 47,053
Tetra Tech, Inc. 499 92,170
Veralto Corp. 1,774 157,283
Vestis Corp. 910 17,536
Waste Management, Inc. 3,654 778,850
2,566,764
Communications Equipment (0.9%)
Arista Networks, Inc. (a) 1,812 525,444
Ciena Corp. (a) 909 44,950
Cisco Systems, Inc. 28,660 1,430,421
F5, Inc. (a) 436 82,661
Juniper Networks, Inc. 2,323 86,090
Lumentum Holdings, Inc. (a) 501 23,722
Motorola Solutions, Inc. 1,157 410,712
Viasat , Inc. (a) 558 10,094
2,614,094
Construction & Engineering (0.3%)
AECOM 1,307 128,191
Comfort Systems USA, Inc. 331 105,162
EMCOR Group, Inc. 441 154,438
MasTec , Inc. (a) 579 53,992
Quanta Services, Inc. 1,314 341,377
Valmont Industries, Inc. 179 40,862
WillScot Mobile Mini Holdings Corp. (a) 1,564 72,726
896,748
Construction Materials (0.3%)
Summit Materials, Inc., Class  A (a) 2,224 99,124
Vulcan Materials Co. 2,384 650,641
749,765
Consumer Finance (0.8%)
Ally Financial, Inc. 2,489 101,029
American Express Co. 4,860 1,106,573
Capital One Financial Corp. 3,134 466,621
Credit Acceptance Corp. (a) 50 27,577
Discover Financial Services 2,068 271,094
FirstCash Holdings, Inc. 328 41,833
OneMain Holdings, Inc. 996 50,886

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Consumer Finance (cont’d)
SLM Corp. 1,902 $ 41,445
SoFi Technologies, Inc. (a) 8,286 60,488
Synchrony Financial 3,423 147,600
2,315,146
Consumer Staples Distribution & Retail (2.1%)
Albertsons Cos., Inc., Class  A 2,837 60,825
BJ's Wholesale Club Holdings, Inc. (a) 806 60,974
Casey's General Stores, Inc. 364 115,916
Costco Wholesale Corp. 2,939 2,153,200
Dollar General Corp. 1,421 221,761
Dollar Tree, Inc. (a) 1,403 186,810
Kroger Co. (The) 6,694 382,428
Performance Food Group Co. (a) 1,488 111,064
Sprouts Farmers Market, Inc. (a) 1,030 66,414
Sysco Corp. 4,658 378,136
Target Corp. 3,031 537,124
U.S. Foods Holding Corp. (a) 2,414 130,284
Walmart, Inc. 28,684 1,725,916
6,130,852
Containers & Packaging (0.4%)
AptarGroup, Inc. 728 104,752
Avery Dennison Corp. 876 195,567
Ball Corp. 3,246 218,651
Berry Global Group, Inc. 1,105 66,830
Crown Holdings, Inc. 1,167 92,496
Graphic Packaging Holding Co. 3,341 97,490
Packaging Corp. of America 968 183,707
Sealed Air Corp. 1,329 49,439
Silgan Holdings, Inc. 907 44,044
Sonoco Products Co. 909 52,577
Westrock Co. 2,791 138,015
1,243,568
Distributors (0.1%)
Genuine Parts Co. 888 137,578
LKQ Corp. 1,654 88,340
Pool Corp. 262 105,717
331,635
Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc. (a) 462 52,372
Duolingo, Inc., Class  A (a) 276 60,880
H&R Block, Inc. 1,147 56,329
Service Corp. International 1,202 89,201
258,782
Diversified Telecommunication Services (0.7%)
AT&T, Inc. 50,362 886,371
Iridium Communications, Inc. 905 23,675
Verizon Communications, Inc. 29,813 1,250,953
2,160,999
Electric Utilities (1.0%)
Alliant Energy Corp. 2,219 111,838
Avangrid, Inc. 706 25,727
Constellation Energy Corp. 2,886 533,477
Evergy , Inc. 1,954 104,304
Eversource Energy 3,078 183,972
Exelon Corp. 8,955 336,439
IDACORP, Inc. 475 44,123
Shares Value
NextEra Energy, Inc. 18,638 $ 1,191,155
NRG Energy, Inc. 2,064 139,712
PNM Resources, Inc. 825 31,053
Portland General Electric Co. 947 39,774
Xcel Energy, Inc. 4,948 265,955
3,007,529
Electrical Equipment (1.3%)
Acuity Brands, Inc. 341 91,637
AMETEK, Inc. 2,378 434,936
Atkore, Inc. 410 78,048
Eaton Corp. plc 3,886 1,215,074
Emerson Electric Co. 5,879 666,796
EnerSys 287 27,110
Hubbell, Inc., Class  B 552 229,108
nVent Electric plc 1,787 134,740
Regal Rexnord Corp. 732 131,833
Rockwell Automation, Inc. 1,182 344,352
Sensata Technologies Holding plc 1,400 51,436
Shoals Technologies Group, Inc., Class  A (a) 1,138 12,723
Sunrun, Inc. (a) 1,549 20,416
Vertiv Holdings Co., Class  A 3,697 301,934
3,740,143
Electronic Equipment, Instruments & Components (0.9%)
Advanced Energy Industries, Inc. 325 33,144
Amphenol Corp., Class  A 6,164 711,018
Arrow Electronics, Inc. (a) 379 49,065
Avnet, Inc. 647 32,078
Badger Meter, Inc. 266 43,042
Belden, Inc. 357 33,062
CDW Corp. 955 244,270
Cognex Corp. 1,635 69,357
Coherent Corp. (a) 1,573 95,355
Corning, Inc. 5,298 174,622
Insight Enterprises, Inc. (a) 216 40,072
IPG Photonics Corp. (a) 212 19,226
Jabil, Inc. 878 117,608
Keysight Technologies, Inc. (a) 1,791 280,077
Littelfuse , Inc. 228 55,256
Novanta , Inc. (a) 336 58,723
TD SYNNEX Corp. 433 48,972
Teledyne Technologies, Inc. (a) 470 201,780
Trimble, Inc. (a) 2,734 175,960
Vishay Intertechnology , Inc. 955 21,659
Vontier Corp. 1,106 50,168
Zebra Technologies Corp., Class  A (a) 364 109,724
2,664,238
Energy Equipment & Services (0.2%)
Baker Hughes Co., Class  A 18,356 614,926
Entertainment (1.6%)
AMC Entertainment Holdings, Inc., Class  A (a) 1,549 5,762
Atlanta Braves Holdings, Inc., Class  C (a) 458 17,890
Electronic Arts, Inc. 1,675 222,222
Liberty Media Corp-Liberty Formula One,
Class  A (a) 1,779 104,499
Liberty Media Corp-Liberty Live, Class  A (a) 557 23,589
Live Nation Entertainment, Inc. (a) 1,164 123,116
Madison Square Garden Sports Corp. (a) 127 23,434
Netflix, Inc. (a) 3,039 1,845,676

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Entertainment (cont’d)
ROBLOX Corp., Class  A (a) 3,339 $ 127,483
Roku, Inc., Class  A (a) 890 58,001
Take-Two Interactive Software, Inc. (a) 1,123 166,754
Walt Disney Co. (The) 14,348 1,755,621
Warner Bros Discovery, Inc. (a) 17,576 153,439
Warner Music Group Corp., Class  A 1,066 35,199
4,662,685
Financial Services (2.9%)
Affirm Holdings, Inc., Class  A (a) 1,610 59,989
Block, Inc., Class  A (a) 3,885 328,593
Equitable Holdings, Inc. 2,812 106,884
Essent Group Ltd. 904 53,797
Euronet Worldwide, Inc. (a) 315 34,628
Fidelity National Information Services, Inc. 3,998 296,572
Fiserv, Inc. (a) 4,157 664,372
Jack Henry & Associates, Inc. 525 91,208
Mastercard, Inc., Class  A 5,866 2,824,890
MGIC Investment Corp. 2,303 51,495
PayPal Holdings, Inc. (a) 7,446 498,807
Radian Group, Inc. 1,277 42,741
Shift4 Payments, Inc., Class  A (a) 412 27,221
Toast, Inc., Class  A (a) 2,646 65,938
Visa, Inc., Class  A 11,134 3,107,277
Voya Financial, Inc. 864 63,867
Western Union Co. (The) 2,821 39,437
WEX, Inc. (a) 302 71,734
8,429,450
Food Products (1.1%)
Bunge Global SA 1,276 130,815
Campbell Soup Co. 1,715 76,232
Conagra Brands, Inc. 4,265 126,415
Darling Ingredients, Inc. (a) 1,354 62,974
Flowers Foods, Inc. 1,944 46,170
General Mills, Inc. 5,307 371,331
Hershey Co. (The) 1,365 265,492
Hormel Foods Corp. 2,549 88,935
Ingredion, Inc. 626 73,148
JM Smucker Co. (The) 926 116,556
Kellanova 2,574 147,464
Kraft Heinz Co. (The) 7,358 271,510
Lamb Weston Holdings, Inc. 1,272 135,506
Lancaster Colony Corp. 185 38,412
McCormick & Co., Inc. (Non-Voting) 2,393 183,806
Mondelez International, Inc., Class  A 12,599 881,930
Simply Good Foods Co. (The) (a) 888 30,219
3,046,915
Gas Utilities (0.1%)
National Fuel Gas Co. 854 45,877
New Jersey Resources Corp. 928 39,820
ONE Gas, Inc. 521 33,620
Southwest Gas Holdings, Inc. 581 44,232
UGI Corp. 2,005 49,203
212,752
Ground Transportation (1.1%)
Avis Budget Group, Inc. 168 20,573
JB Hunt Transport Services, Inc. 644 128,317
Shares Value
Knight-Swift Transportation Holdings, Inc.,
Class  A 1,218 $ 67,014
Landstar System, Inc. 278 53,587
Old Dominion Freight Line, Inc. 1,462 320,631
Ryder System, Inc. 359 43,148
Saia, Inc. (a) 204 119,340
Uber Technologies, Inc. (a) 14,077 1,083,788
Union Pacific Corp. 4,752 1,168,660
XPO, Inc. (a) 915 111,658
3,116,716
Health Care Equipment & Supplies (3.1%)
Abbott Laboratories 12,917 1,468,146
Align Technology, Inc. (a) 510 167,239
Baxter International, Inc. 3,657 156,300
Becton Dickinson & Co. 2,162 534,987
Boston Scientific Corp. (a) 10,955 750,308
CONMED Corp. 236 18,899
Cooper Cos., Inc. (The) 1,511 153,306
DENTSPLY SIRONA, Inc. 1,620 53,768
Dexcom, Inc. (a) 2,823 391,550
Edwards Lifesciences Corp. (a) 4,481 428,204
Envista Holdings Corp. (a) 1,330 28,436
GE HealthCare Technologies, Inc. 3,011 273,730
Globus Medical, Inc., Class  A (a) 883 47,364
Haemonetics Corp. (a) 388 33,116
Hologic, Inc. (a) 1,662 129,570
ICU Medical, Inc. (a) 157 16,849
IDEXX Laboratories, Inc. (a) 607 327,738
Inari Medical, Inc. (a) 385 18,472
Inspire Medical Systems, Inc. (a) 219 47,039
Insulet Corp. (a) 533 91,356
Intuitive Surgical, Inc. (a) 2,624 1,047,212
iRhythm Technologies, Inc. (a) 234 27,144
Masimo Corp. (a) 332 48,754
Medtronic plc 9,953 867,404
Merit Medical Systems, Inc. (a) 434 32,876
Neogen Corp. (a) 1,681 26,526
Novocure Ltd. (a) 773 12,082
Penumbra, Inc. (a) 283 63,160
QuidelOrtho Corp. (a) 380 18,217
ResMed, Inc. 1,065 210,902
Shockwave Medical, Inc. (a) 278 90,525
STERIS plc 752 169,065
Stryker Corp. 2,675 957,302
Teleflex, Inc. 359 81,195
Zimmer Biomet Holdings, Inc. 1,492 196,914
8,985,655
Health Care Providers & Services (2.5%)
agilon health, Inc. (a) 2,300 14,030
AMN Healthcare Services, Inc. (a) 308 19,253
Centene Corp. (a) 3,898 305,915
Chemed Corp. 111 71,254
Cigna Group (The) 2,153 781,948
CVS Health Corp. 9,423 751,578
DaVita, Inc. (a) 415 57,291
Elevance Health, Inc. 1,735 899,667
Encompass Health Corp. 759 62,678
Ensign Group, Inc. (The) 418 52,008

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Health Care Providers & Services (cont’d)
HealthEquity, Inc. (a) 602 $ 49,141
Henry Schein, Inc. (a) 986 74,463
Humana, Inc. 886 307,194
Laboratory Corp. of America Holdings 603 131,731
Molina Healthcare, Inc. (a) 442 181,587
Option Care Health, Inc. (a) 1,362 45,681
Progyny, Inc. (a) 470 17,931
Quest Diagnostics, Inc. 780 103,826
R1 RCM, Inc. (a) 689 8,874
Select Medical Holdings Corp. 790 23,819
Surgery Partners, Inc. (a) 514 15,333
UnitedHealth Group, Inc. 6,475 3,203,182
7,178,384
Health Care Technology (0.1%)
Doximity , Inc., Class  A (a) 894 24,057
Veeva Systems, Inc., Class  A (a) 1,040 240,958
265,015
Hotels, Restaurants & Leisure (1.8%)
Airbnb, Inc., Class  A (a) 2,955 487,457
Aramark 2,551 82,959
Booking Holdings, Inc. 239 867,063
Chipotle Mexican Grill, Inc., Class  A (a) 253 735,413
Choice Hotels International, Inc. 254 32,093
Darden Restaurants, Inc. 1,128 188,545
Domino's Pizza, Inc. 338 167,945
Hilton Grand Vacations, Inc. (a) 465 21,953
Hilton Worldwide Holdings, Inc. 1,935 412,755
Hyatt Hotels Corp., Class  A 365 58,261
Marriott International, Inc., Class  A 1,903 480,146
Marriott Vacations Worldwide Corp. 262 28,225
Planet Fitness, Inc., Class  A (a) 695 43,528
Starbucks Corp. 10,336 944,607
Texas Roadhouse, Inc., Class  A 646 99,788
Vail Resorts, Inc. 269 59,941
Wendy's Co. (The) 1,300 24,492
Wingstop , Inc. 283 103,691
Wyndham Hotels & Resorts, Inc. 654 50,195
Yum! Brands, Inc. 2,593 359,519
5,248,576
Household Durables (0.6%)
D.R. Horton, Inc. 2,665 438,526
KB Home 750 53,160
Leggett & Platt, Inc. 955 18,288
Lennar Corp., Class  A 2,267 389,879
Meritage Homes Corp. 336 58,955
Mohawk Industries, Inc. (a) 359 46,989
Newell Brands, Inc. 2,882 23,142
NVR, Inc. (a) 27 218,699
PulteGroup, Inc. 2,028 244,617
Taylor Morrison Home Corp., Class  A (a) 1,001 62,232
Tempur Sealy International, Inc. 1,167 66,309
TopBuild Corp. (a) 297 130,897
Whirlpool Corp. 363 43,426
1,795,119
Household Products (1.3%)
Church & Dwight Co., Inc. 1,681 175,345
Clorox Co. (The) 843 129,072
Shares Value
Colgate-Palmolive Co. 5,414 $ 487,531
Kimberly-Clark Corp. 2,193 283,665
Procter & Gamble Co. (The) 15,654 2,539,861
3,615,474
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The) 6,344 113,748
Brookfield Renewable Corp., Class  A 1,255 30,835
Clearway Energy, Inc., Class  C 1,110 25,586
Ormat Technologies, Inc. 499 33,029
203,198
Insurance (2.4%)
Aflac, Inc. 4,385 376,496
Allstate Corp. (The) 2,165 374,567
American Financial Group, Inc. 637 86,938
American International Group, Inc. 5,642 441,035
Arch Capital Group Ltd. (a) 3,017 278,891
Axis Capital Holdings Ltd. 678 44,084
Brown & Brown, Inc. 1,925 168,514
Cincinnati Financial Corp. 1,276 158,441
Everest Group Ltd. 355 141,112
First American Financial Corp. 820 50,061
Globe Life, Inc. 767 89,256
Hanover Insurance Group, Inc. (The) 304 41,396
Hartford Financial Services Group, Inc. (The) 2,494 257,007
Kinsale Capital Group, Inc. 188 98,651
Lincoln National Corp. 1,490 47,576
Marsh & McLennan Cos., Inc. 4,111 846,784
MetLife, Inc. 5,055 374,626
Old Republic International Corp. 2,163 66,447
Primerica, Inc. 288 72,852
Principal Financial Group, Inc. 1,972 170,203
Progressive Corp. (The) 4,910 1,015,486
Prudential Financial, Inc. 3,003 352,552
Reinsurance Group of America, Inc. 544 104,927
RenaissanceRe Holdings Ltd. 419 98,478
Ryan Specialty Holdings, Inc., Class  A 830 46,065
Selective Insurance Group, Inc. 512 55,895
Travelers Cos., Inc. (The) 1,894 435,885
Unum Group 1,615 86,661
W. R. Berkley Corp. 1,677 148,314
White Mountains Insurance Group Ltd. 19 34,092
Willis Towers Watson plc 854 234,850
6,798,142
Interactive Media & Services (3.8%)
Alphabet, Inc., Class  A (a) 71,571 10,802,211
IAC, Inc. (a) 556 29,657
Pinterest, Inc., Class  A (a) 4,147 143,777
Snap, Inc., Class  A (a) 7,411 85,078
ZoomInfo Technologies, Inc., Class  A (a) 1,699 27,235
11,087,958
IT Services (1.6%)
Accenture plc, Class  A 4,435 1,537,215
Akamai Technologies, Inc. (a) 1,076 117,026
Amdocs Ltd. 767 69,314
Cloudflare, Inc., Class  A (a) 2,094 202,762
Cognizant Technology Solutions Corp., Class  A 3,453 253,070
DXC Technology Co. (a) 1,390 29,482
EPAM Systems, Inc. (a) 403 111,293

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
IT Services (cont’d)
Gartner, Inc. (a) 580 $ 276,469
International Business Machines Corp. 6,467 1,234,938
MongoDB, Inc., Class  A (a) 488 175,016
Okta, Inc., Class  A (a) 1,093 114,350
Snowflake, Inc., Class  A (a) 2,162 349,379
Twilio, Inc., Class  A (a) 1,242 75,948
VeriSign, Inc. (a) 600 113,706
4,659,968
Leisure Products (0.1%)
Brunswick Corp. 754 72,776
Hasbro, Inc. 879 49,681
Mattel, Inc. (a) 2,476 49,050
171,507
Life Sciences Tools & Services (1.7%)
Agilent Technologies, Inc. 2,153 313,283
Avantor, Inc. (a) 5,063 129,461
Bio-Rad Laboratories, Inc., Class  A (a) 154 53,264
Bio-Techne Corp. 1,201 84,538
Bruker Corp. 714 67,073
Charles River Laboratories International, Inc. (a) 383 103,774
Danaher Corp. 5,056 1,262,584
Fortrea Holdings, Inc. (a) 689 27,657
Illumina, Inc. (a) 1,144 157,094
IQVIA Holdings, Inc. (a) 1,338 338,367
Medpace Holdings, Inc. (a) 185 74,768
Mettler-Toledo International, Inc. (a) 159 211,675
PerkinElmer, Inc. 946 99,330
Repligen Corp. (a) 395 72,648
Thermo Fisher Scientific, Inc. 2,854 1,658,773
Waters Corp. (a) 451 155,248
West Pharmaceutical Services, Inc. 540 213,684
5,023,221
Machinery (3.3%)
AGCO Corp. 592 72,828
Allison Transmission Holdings, Inc. 977 79,293
Caterpillar, Inc. 4,306 1,577,848
Chart Industries, Inc. (a) 398 65,559
CNH Industrial NV 8,813 114,216
Cummins, Inc. 1,442 424,885
Deere & Co. 2,686 1,103,248
Donaldson Co., Inc. 1,322 98,727
Dover Corp. 1,438 254,799
Esab Corp. 654 72,313
Flowserve Corp. 1,436 65,597
Fortive Corp. 3,621 311,478
Franklin Electric Co., Inc. 353 37,704
Graco, Inc. 1,846 172,527
IDEX Corp. 756 184,479
Illinois Tool Works, Inc. 3,079 826,188
Ingersoll Rand, Inc. 4,165 395,467
ITT, Inc. 909 123,651
Lincoln Electric Holdings, Inc. 617 157,606
Middleby Corp. (The) (a) 511 82,164
Mueller Industries, Inc. 1,257 67,790
Nordson Corp. 561 154,017
Oshkosh Corp. 729 90,914
Otis Worldwide Corp. 4,185 415,445
Shares Value
PACCAR, Inc. 5,321 $ 659,219
Parker-Hannifin Corp. 1,320 733,643
Pentair plc 1,817 155,244
Snap-on, Inc. 577 170,919
SPX Technologies, Inc. (a) 502 61,811
Stanley Black & Decker, Inc. 1,503 147,189
Timken Co. (The) 587 51,321
Toro Co. (The) 1,008 92,363
Watts Water Technologies, Inc., Class  A 295 62,702
Westinghouse Air Brake Technologies Corp. 1,813 264,118
Xylem, Inc. 2,493 322,195
9,669,467
Media (0.8%)
Cable One, Inc. 29 12,271
Charter Communications, Inc., Class  A (a) 688 199,953
Comcast Corp., Class  A 27,899 1,209,422
Interpublic Group of Cos., Inc. (The) 2,789 91,005
Liberty Broadband Corp., Class  C (a) 968 55,399
New York Times Co. (The), Class  A 1,329 57,439
Nexstar Media Group, Inc., Class  A 213 36,698
Omnicom Group, Inc. 1,475 142,721
Paramount Global, Class  B 4,782 56,284
Sirius XM Holdings, Inc. 5,114 19,842
TEGNA, Inc. 1,592 23,784
Trade Desk, Inc. (The), Class  A (a) 3,056 267,156
2,171,974
Metals & Mining (0.6%)
ATI, Inc. (a) 2,404 123,013
Commercial Metals Co. 2,013 118,304
Nucor Corp. 3,642 720,752
Reliance, Inc. 1,035 345,876
Steel Dynamics, Inc. 2,783 412,524
1,720,469
Multi-Utilities (0.8%)
Ameren Corp. 2,309 170,774
Black Hills Corp. 633 34,562
CMS Energy Corp. 2,576 155,436
Consolidated Edison, Inc. 3,086 280,240
Dominion Energy, Inc. 7,515 369,663
DTE Energy Co. 1,827 204,880
NiSource, Inc. 3,901 107,902
Public Service Enterprise Group, Inc. 4,457 297,638
Sempra 5,685 408,353
WEC Energy Group, Inc. 2,805 230,346
2,259,794
Oil, Gas & Consumable Fuels (0.3%)
Occidental Petroleum Corp. 11,118 722,559
Paper & Forest Products (0.0%)(b)
Louisiana-Pacific Corp. 442 37,088
Passenger Airlines (0.2%)
Alaska Air Group, Inc. (a) 1,008 43,334
American Airlines Group, Inc. (a) 4,940 75,829
Delta Air Lines, Inc. 5,007 239,685
Southwest Airlines Co. 4,653 135,821
494,669

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Personal Care Products (0.1%)
BellRing Brands, Inc. (a) 890 $ 52,537
Coty, Inc., Class  A (a) 2,507 29,984
elf Beauty, Inc. (a) 355 69,590
Estee Lauder Cos., Inc. (The), Class  A 1,508 232,458
384,569
Pharmaceuticals (3.4%)
Bristol-Myers Squibb Co. 15,156 821,910
Catalent, Inc. (a) 1,347 76,038
Elanco Animal Health, Inc. (a) 3,751 61,066
Eli Lilly & Co. 5,753 4,475,604
Jazz Pharmaceuticals plc (a) 467 56,236
Merck & Co., Inc. 18,774 2,477,229
Organon & Co. 1,982 37,262
Perrigo Co. plc 1,046 33,671
Pfizer, Inc. 42,337 1,174,852
Royalty Pharma plc, Class  A 2,922 88,741
Zoetis, Inc., Class  A 3,431 580,559
9,883,168
Professional Services (0.9%)
Alight, Inc., Class  A (a) 3,085 30,387
Automatic Data Processing, Inc. 2,877 718,502
Booz Allen Hamilton Holding Corp., Class  A 1,048 155,565
Broadridge Financial Solutions, Inc. 843 172,697
Concentrix Corp. 318 21,058
Dayforce, Inc. (a) 1,078 71,374
Dun & Bradstreet Holdings, Inc. 2,077 20,853
Equifax, Inc. 960 256,819
ExlService Holdings, Inc. (a) 1,200 38,160
Exponent, Inc. 416 34,399
FTI Consulting, Inc. (a) 277 58,250
Genpact Ltd. 1,205 39,705
Insperity, Inc. 291 31,896
ManpowerGroup, Inc. 298 23,137
Maximus, Inc. 498 41,782
Paychex, Inc. 2,232 274,090
Paycom Software, Inc. 367 73,037
Paylocity Holding Corp. (a) 309 53,105
Robert Half, Inc. 732 58,033
Science Applications International Corp. 377 49,157
SS&C Technologies Holdings, Inc. 1,573 101,254
TransUnion 1,440 114,912
TriNet Group, Inc. 267 35,375
Verisk Analytics, Inc., Class  A 1,090 256,946
2,730,493
Real Estate Management & Development (0.3%)
CBRE Group, Inc., Class  A (a) 2,782 270,521
CoStar Group, Inc. (a) 3,095 298,977
Howard Hughes Holdings, Inc. (a) 232 16,848
Jones Lang LaSalle, Inc. (a) 444 86,620
Zillow Group, Inc., Class  C (a) 1,474 71,902
744,868
Semiconductors & Semiconductor Equipment (10.6%)
Advanced Micro Devices, Inc. (a) 11,338 2,046,396
Allegro MicroSystems , Inc. (a) 531 14,316
Analog Devices, Inc. 3,476 687,518
Applied Materials, Inc. 5,873 1,211,189
Axcelis Technologies, Inc. (a) 228 25,427
Shares Value
Broadcom, Inc. 3,128 $ 4,145,882
Cirrus Logic, Inc. (a) 403 37,302
Diodes, Inc. (a) 325 22,912
Enphase Energy, Inc. (a) 849 102,712
Entegris , Inc. 1,072 150,659
First Solar, Inc. (a) 654 110,395
Intel Corp. 29,847 1,318,342
KLA Corp. 949 662,943
Lam Research Corp. 924 897,731
Lattice Semiconductor Corp. (a) 984 76,978
Marvell Technology, Inc. 5,980 423,862
Microchip Technology, Inc. 3,690 331,030
Micron Technology, Inc. 7,719 909,993
MKS Instruments, Inc. 693 92,169
Monolithic Power Systems, Inc. 321 217,452
NVIDIA Corp. 15,214 13,746,762
ON Semiconductor Corp. (a) 2,940 216,237
Onto Innovation, Inc. (a) 351 63,559
Power Integrations, Inc. 410 29,335
Qorvo, Inc. (a) 708 81,300
QUALCOMM, Inc. 7,865 1,331,544
Rambus, Inc. (a) 789 48,768
Silicon Laboratories, Inc. (a) 226 32,481
Skyworks Solutions, Inc. 1,146 124,135
SolarEdge Technologies, Inc. (a) 403 28,605
Teradyne, Inc. 1,108 125,016
Texas Instruments, Inc. 6,407 1,116,163
Universal Display Corp. 310 52,219
Wolfspeed , Inc. (a) 904 26,668
30,508,000
Software (11.6%)
Adobe, Inc. (a) 3,184 1,606,646
Altair Engineering, Inc., Class  A (a) 394 33,943
ANSYS, Inc. (a) 599 207,949
Appfolio , Inc., Class  A (a) 132 32,570
AppLovin Corp., Class  A (a) 1,011 69,981
Aspen Technology, Inc. (a) 199 42,443
Atlassian Corp., Class  A (a) 1,098 214,231
Autodesk, Inc. (a) 1,491 388,286
BILL Holdings, Inc. (a) 728 50,028
Box, Inc., Class  A (a) 1,044 29,566
Cadence Design Systems, Inc. (a) 1,894 589,564
Confluent, Inc., Class  A (a) 1,466 44,742
Crowdstrike Holdings, Inc., Class  A (a) 1,558 499,479
Datadog, Inc., Class  A (a) 1,931 238,672
DocuSign, Inc., Class  A (a) 1,456 86,705
Dolby Laboratories, Inc., Class  A 428 35,854
DoubleVerify Holdings, Inc. (a) 987 34,703
Dropbox, Inc., Class  A (a) 1,907 46,340
Dynatrace, Inc. (a) 1,717 79,737
Elastic NV (a) 570 57,137
Fair Isaac Corp. (a) 185 231,178
Five9, Inc. (a) 517 32,111
Fortinet, Inc. (a) 4,391 299,949
Gen Digital, Inc. 3,859 86,442
Guidewire Software, Inc. (a) 590 68,859
HashiCorp , Inc., Class  A (a) 713 19,215
HubSpot, Inc. (a) 342 214,284
Intuit, Inc. 1,920 1,248,000

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Software (cont’d)
Manhattan Associates, Inc. (a) 442 $ 110,602
Microsoft Corp. 45,809 19,272,762
Nutanix, Inc., Class  A (a) 1,734 107,022
Oracle Corp. 11,280 1,416,881
Palo Alto Networks, Inc. (a) 2,259 641,850
PTC, Inc. (a) 844 159,465
Qualys, Inc. (a) 261 43,553
Roper Technologies, Inc. 745 417,826
Salesforce, Inc. 6,649 2,002,546
SentinelOne , Inc., Class  A (a) 1,630 37,995
ServiceNow, Inc. (a) 1,439 1,097,094
Smartsheet, Inc., Class  A (a) 936 36,036
SPS Commerce, Inc. (a) 262 48,444
Synopsys, Inc. (a) 1,068 610,362
Tenable Holdings, Inc. (a) 818 40,434
Teradata Corp. (a) 731 28,268
Tyler Technologies, Inc. (a) 298 126,653
Workday, Inc., Class  A (a) 1,440 392,760
Workiva, Inc., Class  A (a) 340 28,832
Zoom Video Communications, Inc., Class  A (a) 1,646 107,599
Zscaler , Inc. (a) 626 120,586
33,436,184
Specialty Retail (2.4%)
Academy Sports & Outdoors, Inc. 544 36,742
Advance Auto Parts, Inc. 404 34,376
Asbury Automotive Group, Inc. (a) 134 31,595
AutoNation, Inc. (a) 195 32,288
AutoZone, Inc. (a) 115 362,440
Bath & Body Works, Inc. 1,592 79,632
Best Buy Co., Inc. 1,206 98,928
Burlington Stores, Inc. (a) 439 101,931
CarMax, Inc. (a) 981 85,455
Chewy, Inc., Class  A (a) 816 12,983
Dick's Sporting Goods, Inc. 386 86,796
Five Below, Inc. (a) 369 66,929
Floor & Decor Holdings, Inc., Class  A (a) 715 92,678
GameStop Corp., Class  A (a) 1,848 23,137
Home Depot, Inc. (The) 6,608 2,534,829
Lithia Motors, Inc., Class  A 182 54,756
Lowe's Cos., Inc. 3,824 974,087
O'Reilly Automotive, Inc. (a) 385 434,619
Penske Automotive Group, Inc. 126 20,411
RH (a) 101 35,174
Ross Stores, Inc. 2,185 320,671
TJX Cos., Inc. (The) 7,576 768,358
Tractor Supply Co. 739 193,411
Ulta Beauty, Inc. (a) 330 172,550
Williams-Sonoma, Inc. 405 128,600
6,783,376
Technology Hardware, Storage & Peripherals (6.2%)
Apple, Inc. 96,746 16,590,004
Dell Technologies, Inc., Class  C 1,781 203,230
Hewlett Packard Enterprise Co. 9,165 162,495
HP, Inc. 5,939 179,477
NetApp, Inc. 1,471 154,411
Pure Storage, Inc., Class  A (a) 2,091 108,711
Seagate Technology Holdings plc 1,487 138,365
Shares Value
Super Micro Computer, Inc. (a) 335 $ 338,360
Western Digital Corp. (a) 2,307 157,430
18,032,483
Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd. (a) 817 37,010
Columbia Sportswear Co. 247 20,052
Crocs, Inc. (a) 418 60,108
Deckers Outdoor Corp. (a) 173 162,838
Lululemon Athletica, Inc. (a) 724 282,831
NIKE, Inc., Class  B 7,830 735,863
PVH Corp. 433 60,884
Ralph Lauren Corp., Class  A 271 50,883
Skechers USA, Inc., Class  A (a) 930 56,972
Tapestry, Inc. 1,612 76,538
VF Corp. 2,491 38,212
1,582,191
Trading Companies & Distributors (0.5%)
Air Lease Corp., Class  A 1,195 61,471
Applied Industrial Technologies, Inc. 420 82,971
Beacon Roofing Supply, Inc. (a) 356 34,895
Core & Main, Inc., Class  A (a) 1,983 113,527
Fastenal Co. 3,776 291,280
GATX Corp. 386 51,735
MSC Industrial Direct Co., Inc., Class  A 325 31,538
SiteOne Landscape Supply, Inc. (a) 298 52,016
United Rentals, Inc. 689 496,845
WESCO International, Inc. 299 51,213
WW Grainger, Inc. 294 299,086
1,566,577
Water Utilities (0.1%)
American Water Works Co., Inc. 1,727 211,057
Essential Utilities, Inc. 2,537 93,996
305,053
Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc. 3,366 549,399
Total Common Stocks
(Cost $228,581,583) 287,910,733
Short-Term Investment (0.2%)
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
5.22% ( See Note G )
(Cost $562,519)
562,519 562,519
Total Investments ( 99.9% )
(Cost $229,144,102 ) (c) 288,473,252
Other Assets in Excess of Liabilities (0.1%) 199,739
NET ASSETS (100.0%) $288,672,991
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) At March 31, 2024, the aggregate cost for federal income tax purposes is $229,144,102. The aggregate gross unrealized
appreciation is $64,101,834 and the aggregate gross unrealized depreciation is $4,772,684, resulting in net unrealized appreciation of $59,329,150.

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 71.6%
Software 11.6
Semiconductors & Semiconductor Equipment 10.6
Technology Hardware, Storage & Peripherals 6.2
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2024 (unaudited)
Calvert US Large-Cap Core Responsible Index ETF
14
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2024
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $228,581,583) $ 287,910,733
Investment in Security of Affiliated Issuer, at Value (Cost $562,519) 562,519
Total Investments in Securities, at Value (Cost $229,144,102) 288,473,252
Cash 64,989
Dividends Receivable 170,301
Total Assets
288,708,542
Liabilities:
Payable for Management Fee 35,510
Payable for Dividends to Shareholders 41
Total Liabilities
35,551
Net Assets
$ 288,672,991
Net Assets Consist of:
Paid-in-Capital $ 228,241,872
Total Distributable Earnings 60,431,119
Net Assets
$ 288,672,991
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 4,402,000
Net Asset Value Per Share
$ 65 .58

Semi-Annual Report — March 31, 2024 (unaudited)
Calvert US Large-Cap Core Responsible Index ETF
15
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Six Months Ended
March 31, 2024
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $287 of Foreign Taxes Withheld) $ 1,827,698
Dividends from Security of Affiliated Issuer (Note G) 17,185
Total Investment Income 1,844,883
Expenses:
Management Fee (Note B) 186,266
Total Expenses 186,266
Rebate from Morgan Stanley Affiliate (Note G) (504)
Net Expenses 185,762
Net Investment Income
1,659,121
Realized Gain (Loss):
Investments Sold (471,624)
In-kind Redemptions on Investments 2,015,970
Net Realized Gain 1,544,346
Change in Unrealized Appreciation (Depreciation):
Investments 50,928,123
Net Change in Unrealized Appreciation (Depreciation) 50,928,123
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
52,472,469
Net Increase in Net Assets Resulting from Operations $ 54,131,590

Semi-Annual Report — March 31, 2024
Calvert US Large-Cap Core Responsible Index ETF
16
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Six Months Ended
March 31, 2024
(unaudited)
Period from
January 30, 2023
^
to
September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 1,659,121 $ 1,281,788
Net Realized Gain (Loss) 1,544,346 (585,115)
Net Change in Unrealized Appreciation (Depreciation) 50,928,123 8,401,027
Net Increase in Net Assets Resulting from Operations 54,131,590 9,097,700
Dividends and Distributions to Shareholders:
Dividends and Distributions (1,647,300) (1,150,871)
Total Dividends and Distributions to Shareholders (1,647,300) (1,150,871)
Capital Share Transactions:
Subscribed – 20,100,000
Subscribed In-Kind 24,698,480 189,829,193
Redeemed In-Kind (6,385,801) –
Net Increase in Net Assets Resulting from Capital Share Transactions 18,312,679 209,929,193
Total Increase in Net Assets 70,796,969 217,876,022
Net Assets:
Beginning of Period 217,876,022 –
End of Period $ 288,672,991 $ 217,876,022
Capital Share Transactions:
Beginning of Period 4,102,000 –
Shares Subscribed – 402,000
Shares Subscribed In-Kind 400,000 3,700,000
Shares Redeemed In-Kind (100,000) –
Shares Outstanding, End of Period Net Increase in 4,402,000 4,102,000
^ Commencement of Operations

Semi-Annual Report — March 31, 2024
Financial Highlights
Calvert US Large-Cap Core Responsible Index ETF
17
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2024
(unaudited)
Period from
January 30, 2023
(1)
to
September 30, 2023
Net Asset Value, Beginning of Period
$ 53 .11 $ 50 .00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
0 .39 0 .45
Net Realized and Unrealized Gain 12 .47 2 .98
Total from Investment Operations 12 .86 3 .43
Distributions from and/or in Excess of:
— —
Net Investment Income ( 0 .39 ) ( 0 .32 )
Net Asset Value, End of Period
$ 65 .58 $ 53 .11
Total Return
(3)
24 .26%
(4)
6 .85%
(4)
Ratios to Average Net Assets and Supplemental Data:
$288,673 $217,876
Net Assets, End of Period (Thousands) $ 288,673 $ 217,876
Ratio of Expenses 0 .15%
(5) (6)
0 .15%
(5) (6)
Ratio of Net Investment Income 1 .33%
(5) (6)
1 .25%
(5) (6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(5) (7)
0 .00%
(5) (7)
Portfolio Turnover Rate 3%
(4) (8)
6%
(4) (8)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

18
Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the "Trust") is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the "Declaration of Trust"), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
"Act").
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification ("ASC") Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Calvert
US Large-Cap Core Responsible Index ETF (the "Fund"),
which seeks to track the performance of the Calvert US Large-
Cap Core Responsible Index. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices if
such bid and asked prices are available on the relevant ex-
changes. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on
the valuation date with no reported bid and asked prices
available on the exchange are valued at the mean between
the current bid and asked prices obtained from one or
more reputable brokers/dealers. In cases where a securi-
ty is traded on more than one exchange, the security is
valued on the exchange designated as the primary market;
(2) all other equity portfolio securities for which over-the-
counter (“OTC”) market quotations are readily available
are valued at the latest reported sales price (or at the mar-
ket official closing price if such market reports an official closing price), and if there was no trading in the security
on a given day and if there is no official closing price
from relevant markets for that day, the security is valued
at the mean between the last reported bid and asked
prices if such bid and asked prices are available on the rel-
evant markets. An unlisted equity security that does not
trade on the valuation date and for which bid and asked
prices from the relevant markets are unavailable is valued
at the mean between the current bid and asked prices
obtained from one or more reputable brokers/dealers; (3)
certain portfolio securities may be valued by an outside
pricing service/vendor approved by the Trust’s Board of
Trustees (the “Trustees”). The pricing service/vendor may
employ a pricing model that takes into account, among
other things, bids, yield spreads and/or other market data
and specific security characteristics. If Morgan Stanley
Investment Management Inc. (the “Adviser”) a whol-
ly-owned subsidiary of Morgan Stanley, determines that
the price provided by the outside pricing service/vendor
or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may
also be utilized. In these circumstances, the value of the
security will be the mean of bid and asked prices obtained
from reputable brokers/dealers; (4) when market quo-
tations are not readily available, as defined by Rule 2a-5
under the Act, including circumstances under which the
Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices
are not reflective of a security’s market value, portfolio
securities are valued at their fair value as determined in
good faith under procedures established by and under the
general supervision of the Trustees; and (5) investments
in mutual funds, including the Morgan Stanley Institu-
tional Liquidity Funds, are valued at the net asset value
(“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
fair value.
2. Fair Value Measurement:
Financial Accounting Stan-
dards Board (“FASB”) Accounting Standards Codifica-
tion
TM
(“ASC”), “Fair Value Measurement” (“ASC 820”),
defines fair value as the price that would be received to
sell an asset or pay to transfer a liability in an orderly
transaction between market participants at the measure-
ment date. ASC 820 establishes a three tier hierarchy to
distinguish between (1) inputs that reflect the assump-
tions market participants would use in valuing an asset or
liability developed based on market data obtained from
sources independent of the reporting entity (observable
inputs) and (2) inputs that reflect the reporting entity’s
own assumptions about the assumptions market partici-
pants would use in valuing an asset or liability developed
based on the best information available in the circum-
stances (unobservable inputs) and to establish classifica-
tion of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the
Fund’s investments. The inputs are summarized in the
three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2024:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions and Income:
Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend at fair value.
B. Management Fees:
 The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Common Stocks
$ 287,910
(1)
$ — $ — $ 287,910
Short-Term Investment
Investment Company 563 — — 563
Total Assets $ 288,473 $— $— $288,473
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
20
Morgan Stanley ETF Trust
monthly at the annual rate of 0.15% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan ("Plan")
pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to
0.25% of its average daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. ("JPMorgan").
.
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
.
F. Issuance and Redemption of Fund Shares:
The Fund
is an exchange-traded fund or ETF. Individual Fund shares
may only be purchased and sold on a national securities
exchange through a broker-dealer and investors may pay a
commission to such broker-dealers in connection with their
purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with the Fund’s Distributor. An Authorized Participant is
either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net
Settlement System of the National Securities Clearing Corpo-
ration) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must
have executed an agreement (“Participation Agreement”) with
the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
.
G. Security Transactions and Transactions with Affil-
iates:
 For the six months ended March 31, 2024 purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $7,762,234 and $7,902,241,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the six months ended March
31, 2024. Purchase and Sales related to In-Kind transactions were $24,539,723 and $6,364,863 for the six months ended
March 31, 2024.
.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31,
2024, management fees paid were reduced by $504 relating to
the Fund’s investment in the Liquidity Fund.

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
21
Morgan Stanley ETF Trust
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended March 31, 2024 is as follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accord-
ingly, no provision for federal income taxes is required in the financial statements.
.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2023 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifica-
tions among the components of net assets for the year ended
September 30, 2023.
At September 30, 2023, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2023, the Fund had available for fed-
eral income tax purposes unused short-term capital losses
of $579,509 that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
.
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular
Affiliated
Investment
Company
Value
September 30,
2023
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ 456 $ 3,112 $ 3,005 $ 17
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2024
(000)
Liquidity Fund   $ – $ – $ 563
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$1,150,871 $–
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$137,914 $–

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
22
Morgan Stanley ETF Trust
products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and politi-
cal (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global
financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively
impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate preexisting risks to the
Fund. The occurrence, duration and extent of these or other
types of adverse economic and market conditions and uncer-
tainty over the long term cannot be reasonably projected or
estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market develop-
ments and the extent to which the associated conditions
impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The finan-
cial performance of the Fund’s investments (and, in turn, the
Fund’s investment results) as well as their liquidity may be ad-
versely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions.
The Fund's principal risks include, but are not limited
to, the following:
Tracking Error Risk:
Tracking error risk refers to the risk
that the Fund’s performance may not match or correlate to
that of the index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of transac-
tion costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the index or the need to meet new or existing regulatory requirements. Factors such as Fund expens-
es, imperfect correlation between the Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, limitations on Fund invest-
ments imposed by Fund diversification and/or concentration
policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the index are not reduced by investment and other operating
expenses, including the trading costs associated with imple-
menting changes to its portfolio of investments. Tracking error risk may cause the Fund’s performance to be less than expected.
Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal cir-
cumstances. The Fund may be required to deviate its invest-
ments from the securities and relative weightings of the index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. If the Fund uses a sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.
Index Related Risk:
The Fund’s return may not track the
return of the index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund
incurs a number of operating expenses not applicable to the
index, and incurs costs in buying and selling securities, espe-
cially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. In addition, the
Fund’s return may differ from the return of the index because of, among other things, pricing differences and the inability to purchase certain securities included in the index due to regu-
latory or other restrictions.
In addition, because the Fund uses a representative sampling approach, the Fund can be expected to be less correlated with the return of the index as when a fund purchases all of the
securities in an index in the proportions in which they are rep-
resented in the index. Errors in the construction or calculation of the index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the index may be heightened during times of
increased market volatility or other unusual market conditions.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
23
Morgan Stanley ETF Trust
Trading Risk:
  The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
 The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

24
Semi-Annual Report — March 31, 2024 (unaudited)
Liquidity Risk Management Program
Morgan Stanley ETF Trust
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and man-
age the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.
At a meeting held on March 13-24, 2024, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2023, through December
31, 2023, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.
In accordance with the Program, the Fund's liquidity risk is assessed by LRS no less frequently than annually taking into consider-
ation certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-
term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources.
Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the invest-
ment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific consider-
ations, as well as market depth, and in some cases utilize third-party vendor data.
The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not pri-
marily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the
Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

25
Semi-Annual Report — March 31, 2024 (unaudited)
Important Notices
Morgan Stanley ETF Trust
Reporting to Shareholders
The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the securi-
ty names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”),
a clearing agency that is registered with the SEC. The basket represents one Creation Unit of the Fund. The Trust, Adviser, Custo-
dian and Distributor will not disseminate non-public information concerning the Trust. The Trust provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings will be available on the Fund’s public website, www.morganstanley.com/im.
Proxy Voting Policy and Proxy Voting Record
The Board of Trustees believes that the voting of proxies on securities held by the Trust is an important element of the overall invest-
ment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Adviser.
The Adviser has engaged Calvert to provide proxy voting services with respect to the Trust. The Adviser’s Proxy Voting Policy speci-
fies that each Fund will follow Calvert’s Proxy Voting Policies and Procedures and Global Proxy Voting Guidelines. When available, the Trust’s proxy voting record for the most recent 12-month period ending June 30, as filed with the SEC, will be available without charge on our web site at www.morganstanley.com/im. The Trust’s proxy voting record will also be available without charge on the
SEC’s web site at http://www.sec.gov.
Tailored Shareholder Reports
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available on-
line, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

26
Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice
February 2024
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No*
For our affiliates’ everyday business purposes —
information about your creditworthiness
Yes Yes*
For our affiliates to market to you
Yes Yes*
For non-affiliates to market to you
No We don’t share

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
27
February 2024
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.
What happens when I limit sharing for an
account I hold jointly with someone else?
Your choices will apply to everyone on your account.

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
28
February 2024
Morgan Stanley ETF Trust
Definitions
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include registered investment advisers such
as Eaton Vance Management and Calvert Research and
Management, registered broker-dealers such as Morgan
Stanley Distributors Inc. and Eaton Vance Distributors,
Inc., and registered and unregistered funds sponsored
by Morgan Stanley Investment Management such as the
registered funds within Morgan Stanley Institutional Fund,
Inc. (together, the “Investment Management Affiliates”);
and companies with a Morgan Stanley name and financial
companies such as Morgan Stanley Barney LLC and
Morgan Stanley & Co. (the, “Morgan Stanley Affiliates”).
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
*PLEASE NOTE: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the
Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the
Investment Management Affiliates from marketing their products to you.
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

29
Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)
Trustees and Officers Information
Trustees
Frank L Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Michael F. Klein
Patricia A Maleski
W. Allen Reed, Chair of the Board
Adviser
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Officers
John H. Gernon
President and Principal Executive Officer
Deidre A. Downes
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary and Chief Legal Officer
Michael J. Key
Vice President
Anthony R. Rochte
Vice President
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Morgan, Lewis, Bockius LLP
One State Street
Hartford, Connecticut 06103
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ETFCALUSLGCAPCRISAN
6598318 EXP 05.31.25
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Calvert US Large-Cap
Diversity, Equity and
Inclusion Index ETF
NYSE Arca: CDEI
Semi-Annual Report
March 31, 2024

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management’s website: www.morganstanley.com/im.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Expense Example
...........................................................................................
3
Performance Summary
.....................................................................................
4
Portfolio of Investments
.....................................................................................
5
Statement of Assets and Liabilities
..........................................................................
10
Statement of Operations
....................................................................................
11
Statements of Changes in Net Assets
.......................................................................
12
Financial Highlights
.........................................................................................
13
Notes to Financial Statements
...............................................................................
14
Liquidity Risk Management Program
.........................................................................
20
Important Notices
..........................................................................................
21
U.S. Customer Privacy Notice
...............................................................................
22
Trustees and Officers Information
...........................................................................
25

2
Semi-Annual Report — March 31, 2024 (unaudited)
Shareholders’ Letter
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Calvert US Large-Cap Diversi-
ty, Equity and Inclusion Index ETF (the “Fund”) performed during the latest six-month period.
Morgan Stanley Investment Management, the Fund's investment adviser, is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving chal-
lenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
April 2024

3
Semi-Annual Report — March 31, 2024 (unaudited)
Expense Example
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Morgan Stanley ETF Trust
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include man-
agement fees, and distribution and shareholder services fees. This example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2024 and held for the entire six-month period.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
(
10/1/23
)
Actual Ending
Account
Value
(3/31/24)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Calvert US Large-Cap Diversity, Equity and Inclusion
Index ETF
$1,000.00 $1,214.00 $1,024.30 $0.77 $0.71 0.14%
* Expenses are calculated using the Fund’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/366 (to reflect the most recent one-half year period).
** Annualized.

4
Semi-Annual Report — March 31, 2024 (unaudited)
Performance Summary
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Morgan Stanley ETF Trust
* Cumulative Return
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.
morganstanley.com/im . Investment return and principal value will fluctuate so that Fund shares, when sold or redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the selling or redemption of Fund shares.
Fund's total returns are calculated as of the last business day of the period.
Performance Compared to the Russell 1000
®
Index
(1)
and the Calvert US Large-Cap Diversity, Equity and
Inclusion Index
(2)
Period Ended March 31, 2024
Total Returns
Average Annual
Six
Months
*
One
Year
Since
Inception
(3)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF - NAV
(4)
21.40% 27.00% 27.43%
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF - Market Price
(4)
21.51% 27.14% 27.53%
Russell 1000
®
Index 23.49% 29.87% 27.61%
Calvert US Large-Cap Diversity Research Index 21.52% 27.21% 27.68%
(1) The Russell 1000
®
Index is an unmanaged index of 1,000 U.S. large-cap stocks. The Russell 1000
®
Index is an index of approximately 1,000 of
the largest U.S. companies based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2) The Calvert US Large-Cap Diversity Research Index is composed of companies that operate their businesses in a manner that is consistent with the Calvert Principles and are selected from the universe of the 1,000 largest publicly traded US companies by market capitalization. As described in the Index Methodology and as determined by Calvert, Index components must meet certain criteria relating to leadership in having a diverse workforce and an equal and inclusive work culture, or demonstrate significant improvement in diversity practices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Historical performance of the index illustrates market trends and does not represent the past or future performance of the fund.
(3) For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Index.
(4) Commenced operations on January 30, 2023.

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.6%)
Air Freight & Logistics ( 0 .6% )
Expeditors International of Washington, Inc. 232 $ 28,204
United Parcel Service, Inc., Class  B 1,180 175,384
203,588
Automobile Components ( 0 .1% )
Aptiv plc (a) 451 35,922
BorgWarner, Inc. 370 12,854
48,776
Automobiles ( 0 .0% ) (b)
Thor Industries, Inc. 82 9,622
Banks ( 5 .6% )
Bank of America Corp. 11,178 423,870
Citigroup, Inc. 3,096 195,791
Comerica, Inc. 213 11,713
Commerce Bancshares, Inc. 204 10,853
Cullen/Frost Bankers, Inc. 97 10,919
East West Bancorp, Inc. 227 17,958
First Citizens BancShares, Inc., Class  A 18 29,430
First Financial Bankshares, Inc. 223 7,317
First Horizon Corp. 894 13,768
JPMorgan Chase & Co. 4,635 928,391
KeyCorp 1,511 23,889
M&T Bank Corp. 269 39,123
New York Community Bancorp, Inc. 1,152 3,709
Pinnacle Financial Partners, Inc. 122 10,477
PNC Financial Services Group, Inc. (The) 643 103,909
Regions Financial Corp. 1,489 31,329
Synovus Financial Corp. 234 9,374
U.S. Bancorp 2,525 112,867
Western Alliance Bancorp 176 11,297
Zions Bancorp NA 237 10,286
2,006,270
Beverages ( 2 .6% )
Celsius Holdings, Inc. (a) 250 20,730
Coca-Cola Co. (The) 6,318 386,535
Keurig Dr Pepper, Inc. 1,602 49,134
Monster Beverage Corp. (a) 1,218 72,203
PepsiCo, Inc. 2,225 389,397
917,999
Biotechnology ( 3 .8% )
AbbVie, Inc. 2,865 521,717
Amgen, Inc. 868 246,790
Biogen, Inc. (a) 234 50,457
Gilead Sciences, Inc. 2,021 148,038
Moderna, Inc. (a) 545 58,075
Regeneron Pharmaceuticals, Inc. (a) 171 164,586
Vertex Pharmaceuticals, Inc. (a) 418 174,728
1,364,391
Broadline Retail ( 0 .2% )
eBay, Inc. 839 44,282
Etsy, Inc. (a) 191 13,126
57,408
Building Products ( 0 .7% )
AAON, Inc. 109 9,603
AO Smith Corp. 196 17,534
Shares Value
Carrier Global Corp. 1,355 $ 78,766
Johnson Controls International plc 1,098 71,721
Lennox International, Inc. 52 25,416
Owens Corning 140 23,352
Trex Co., Inc. (a) 175 17,456
243,848
Capital Markets ( 2 .3% )
Affiliated Managers Group, Inc. 52 8,708
Ameriprise Financial, Inc. 162 71,027
Bank of New York Mellon Corp. (The) 1,222 70,412
Carlyle Group, Inc. (The) 308 14,448
Evercore, Inc., Class  A 58 11,170
FactSet Research Systems, Inc. 62 28,172
Franklin Resources, Inc. 464 13,043
Interactive Brokers Group, Inc., Class  A 167 18,656
Intercontinental Exchange, Inc. 922 126,710
Jefferies Financial Group, Inc. 253 11,157
MarketAxess Holdings, Inc. 60 13,155
Moody's Corp. 257 101,009
Morningstar, Inc. 43 13,260
Nasdaq, Inc. 573 36,156
Raymond James Financial, Inc. 306 39,297
S&P Global, Inc. 510 216,980
State Street Corp. 487 37,655
831,015
Chemicals ( 0 .6% )
Ashland, Inc. 80 7,790
Balchem Corp. 52 8,057
Cabot Corp. 89 8,206
Celanese Corp., Class  A 176 30,247
Eastman Chemical Co. 189 18,941
Ecolab, Inc. 412 95,131
FMC Corp. 201 12,804
Huntsman Corp. 263 6,846
International Flavors & Fragrances, Inc. 373 32,074
220,096
Commercial Services & Supplies ( 0 .9% )
Clean Harbors, Inc. (a) 82 16,507
Copart, Inc. (a) 1,417 82,073
Republic Services, Inc., Class  A 335 64,132
Rollins, Inc. 461 21,331
Tetra Tech, Inc. 86 15,885
Waste Management, Inc. 651 138,761
338,689
Communications Equipment ( 1 .0% )
Ciena Corp. (a) 232 11,472
Cisco Systems, Inc. 6,562 327,510
Juniper Networks, Inc. 516 19,123
358,105
Construction & Engineering ( 0 .3% )
AECOM 220 21,578
EMCOR Group, Inc. 75 26,265
Quanta Services, Inc. 234 60,793
Valmont Industries, Inc. 32 7,305
115,941
Construction Materials ( 0 .2% )
Summit Materials, Inc., Class  A (a) 193 8,602

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Construction Materials (cont’d)
Vulcan Materials Co. 214 $ 58,405
67,007
Consumer Finance ( 0 .8% )
American Express Co. 941 214,256
Credit Acceptance Corp. (a) 10 5,516
Discover Financial Services 404 52,960
OneMain Holdings, Inc. 193 9,860
SoFi Technologies, Inc. (a) 1,586 11,578
294,170
Consumer Staples Distribution & Retail ( 2 .4% )
Casey's General Stores, Inc. 60 19,107
Costco Wholesale Corp. 717 525,296
Dollar General Corp. 355 55,401
Kroger Co. (The) 1,160 66,271
Sprouts Farmers Market, Inc. (a) 164 10,575
Sysco Corp. 807 65,512
Target Corp. 748 132,553
874,715
Containers & Packaging ( 0 .3% )
AptarGroup, Inc. 107 15,396
Ball Corp. 509 34,286
Graphic Packaging Holding Co. 490 14,298
Sealed Air Corp. 232 8,631
Sonoco Products Co. 158 9,139
Westrock Co. 414 20,472
102,222
Distributors ( 0 .1% )
LKQ Corp. 430 22,966
Diversified Consumer Services ( 0 .1% )
Bright Horizons Family Solutions, Inc. (a) 93 10,543
Service Corp. International 230 17,068
27,611
Diversified Telecommunication Services ( 0 .8% )
Verizon Communications, Inc. 6,826 286,419
Electric Utilities ( 0 .5% )
Avangrid, Inc. 111 4,045
Eversource Energy 564 33,710
Exelon Corp. 1,621 60,901
IDACORP, Inc. 82 7,617
NRG Energy, Inc. 330 22,338
Portland General Electric Co. 163 6,846
Xcel Energy, Inc. 900 48,375
183,832
Electrical Equipment ( 0 .5% )
Emerson Electric Co. 923 104,687
nVent Electric plc 262 19,755
Rockwell Automation, Inc. 186 54,187
Sensata Technologies Holding plc 244 8,964
Sunrun, Inc. (a) 360 4,745
192,338
Electronic Equipment, Instruments & Components ( 0 .7% )
Advanced Energy Industries, Inc. 57 5,813
Amphenol Corp., Class  A 968 111,659
Avnet, Inc. 146 7,239
Shares Value
Badger Meter, Inc. 47 $ 7,605
Belden, Inc. 68 6,297
CDW Corp. 217 55,504
IPG Photonics Corp. (a) 49 4,444
Trimble, Inc. (a) 397 25,551
Zebra Technologies Corp., Class  A (a) 83 25,019
249,131
Energy Equipment & Services ( 0 .1% )
Baker Hughes Co., Class  A 1,623 54,370
Entertainment ( 2 .5% )
Atlanta Braves Holdings, Inc., Class  C (a) 80 3,125
Electronic Arts, Inc. 393 52,139
Liberty Media Corp-Liberty Formula One,
Class  A (a) 387 22,732
Liberty Media Corp-Liberty Live, Class  A (a) 110 4,658
Netflix, Inc. (a) 696 422,702
Roku, Inc., Class  A (a) 204 13,295
Walt Disney Co. (The) 2,977 364,266
Warner Bros Discovery, Inc. (a) 3,775 32,956
915,873
Financial Services ( 4 .9% )
Equitable Holdings, Inc. 533 20,259
Fidelity National Information Services, Inc. 934 69,284
Fiserv, Inc. (a) 952 152,149
Jack Henry & Associates, Inc. 118 20,500
Mastercard, Inc., Class  A 1,344 647,230
MGIC Investment Corp. 431 9,637
PayPal Holdings, Inc. (a) 1,725 115,558
Radian Group, Inc. 244 8,167
Visa, Inc., Class  A 2,561 714,724
1,757,508
Food Products ( 1 .2% )
Bunge Global SA 231 23,682
Campbell Soup Co. 320 14,224
Conagra Brands, Inc. 773 22,912
General Mills, Inc. 919 64,302
Hershey Co. (The) 242 47,069
JM Smucker Co. (The) 168 21,146
Kellanova 464 26,583
Kraft Heinz Co. (The) 1,302 48,044
Mondelez International, Inc., Class  A 2,183 152,810
420,772
Gas Utilities ( 0 .1% )
ONE Gas, Inc. 91 5,872
Southwest Gas Holdings, Inc. 99 7,537
UGI Corp. 339 8,319
21,728
Ground Transportation ( 0 .7% )
Avis Budget Group, Inc. 32 3,919
Union Pacific Corp. 987 242,733
246,652
Health Care Equipment & Supplies ( 3 .0% )
Abbott Laboratories 2,797 317,907
Align Technology, Inc. (a) 114 37,383
Becton Dickinson & Co. 469 116,054
Edwards Lifesciences Corp. (a) 961 91,833

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Health Care Equipment & Supplies (cont’d)
Globus Medical, Inc., Class  A (a) 182 $ 9,762
Haemonetics Corp. (a) 82 6,999
Hologic, Inc. (a) 375 29,235
ICU Medical, Inc. (a) 33 3,542
Insulet Corp. (a) 113 19,368
iRhythm Technologies, Inc. (a) 49 5,684
Medtronic plc 2,155 187,808
Neogen Corp. (a) 351 5,539
Penumbra, Inc. (a) 60 13,391
Stryker Corp. 579 207,207
Zimmer Biomet Holdings, Inc. 333 43,949
1,095,661
Health Care Providers & Services ( 3 .9% )
AMN Healthcare Services, Inc. (a) 63 3,938
Centene Corp. (a) 860 67,493
Cigna Group (The) 467 169,610
CVS Health Corp. 2,040 162,710
Elevance Health, Inc. 376 194,971
Ensign Group, Inc. (The) 89 11,073
Laboratory Corp. of America Holdings 136 29,711
Quest Diagnostics, Inc. 178 23,694
UnitedHealth Group, Inc. 1,495 739,576
1,402,776
Hotels, Restaurants & Leisure ( 1 .6% )
Airbnb, Inc., Class  A (a) 674 111,183
Booking Holdings, Inc. 55 199,534
Domino's Pizza, Inc. 56 27,825
Hilton Worldwide Holdings, Inc. 401 85,537
Marriott International, Inc., Class  A 395 99,663
Wendy's Co. (The) 277 5,219
Yum! Brands, Inc. 456 63,224
592,185
Household Durables ( 0 .1% )
Meritage Homes Corp. 57 10,001
Newell Brands, Inc. 706 5,669
Tempur Sealy International, Inc. 272 15,455
TopBuild Corp. (a) 51 22,478
53,603
Household Products ( 0 .6% )
Clorox Co. (The) 201 30,775
Colgate-Palmolive Co. 1,335 120,217
Kimberly-Clark Corp. 546 70,625
221,617
Independent Power and Renewable Electricity Producers ( 0 .1% )
AES Corp. (The) 1,126 20,189
Ormat Technologies, Inc. 86 5,692
25,881
Insurance ( 2 .5% )
Aflac, Inc. 846 72,638
Allstate Corp. (The) 425 73,529
First American Financial Corp. 160 9,768
Hartford Financial Services Group, Inc. (The) 481 49,567
Lincoln National Corp. 272 8,685
Marsh & McLennan Cos., Inc. 797 164,166
MetLife, Inc. 993 73,591
Primerica, Inc. 56 14,166
Shares Value
Principal Financial Group, Inc. 381 $ 32,884
Progressive Corp. (The) 948 196,065
Prudential Financial, Inc. 582 68,327
Reinsurance Group of America, Inc. 106 20,445
RenaissanceRe Holdings Ltd. 82 19,272
Selective Insurance Group, Inc. 97 10,590
Travelers Cos., Inc. (The) 371 85,382
White Mountains Insurance Group Ltd. 4 7,177
906,252
Interactive Media & Services ( 0 .1% )
Pinterest, Inc., Class  A (a) 951 32,971
IT Services ( 0 .6% )
Akamai Technologies, Inc. (a) 241 26,211
Amdocs Ltd. 189 17,080
Cognizant Technology Solutions Corp., Class  A 807 59,145
Gartner, Inc. (a) 123 58,631
Okta, Inc., Class  A (a) 252 26,364
Twilio, Inc., Class  A (a) 280 17,122
204,553
Leisure Products ( 0 .1% )
Brunswick Corp. 109 10,521
Mattel, Inc. (a) 568 11,252
21,773
Life Sciences Tools & Services ( 0 .8% )
Agilent Technologies, Inc. 474 68,972
Charles River Laboratories International, Inc. (a) 82 22,218
Fortrea Holdings, Inc. (a) 144 5,780
Illumina, Inc. (a) 257 35,291
IQVIA Holdings, Inc. (a) 292 73,844
Waters Corp. (a) 96 33,046
West Pharmaceutical Services, Inc. 118 46,694
285,845
Machinery ( 1 .7% )
Cummins, Inc. 227 66,885
Deere & Co. 422 173,332
Flowserve Corp. 212 9,684
Fortive Corp. 568 48,859
Franklin Electric Co., Inc. 64 6,836
IDEX Corp. 123 30,014
Illinois Tool Works, Inc. 484 129,872
ITT, Inc. 132 17,956
Lincoln Electric Holdings, Inc. 90 22,990
Nordson Corp. 83 22,787
Stanley Black & Decker, Inc. 245 23,993
Westinghouse Air Brake Technologies Corp. 285 41,519
594,727
Media ( 0 .4% )
Cable One, Inc. 7 2,962
Interpublic Group of Cos., Inc. (The) 613 20,002
Liberty Broadband Corp., Class  C (a) 211 12,075
Nexstar Media Group, Inc., Class  A 51 8,787
Omnicom Group, Inc. 318 30,770
Paramount Global, Class  B 969 11,405
Trade Desk, Inc. (The), Class  A (a) 716 62,593
148,594

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Metals & Mining ( 0 .1% )
ATI, Inc. (a) 205 $ 10,490
Commercial Metals Co. 187 10,990
Reliance, Inc. 93 31,079
52,559
Multi-Utilities ( 0 .6% )
Black Hills Corp. 110 6,006
CMS Energy Corp. 475 28,662
DTE Energy Co. 334 37,455
NiSource, Inc. 731 20,219
Sempra 1,026 73,698
WEC Energy Group, Inc. 512 42,045
208,085
Passenger Airlines ( 0 .1% )
Alaska Air Group, Inc. (a) 195 8,383
Southwest Airlines Co. 964 28,139
36,522
Personal Care Products ( 0 .2% )
elf Beauty, Inc. (a) 86 16,859
Estee Lauder Cos., Inc. (The), Class  A 377 58,114
74,973
Pharmaceuticals ( 6 .1% )
Bristol-Myers Squibb Co. 3,282 177,983
Eli Lilly & Co. 1,379 1,072,807
Merck & Co., Inc. 4,107 541,919
Organon & Co. 431 8,103
Perrigo Co. plc 219 7,049
Pfizer, Inc. 9,167 254,384
Zoetis, Inc., Class  A 743 125,723
2,187,968
Professional Services ( 1 .0% )
Automatic Data Processing, Inc. 664 165,827
Broadridge Financial Solutions, Inc. 190 38,923
Dayforce, Inc. (a) 246 16,288
Equifax, Inc. 200 53,504
ExlService Holdings, Inc. (a) 254 8,077
FTI Consulting, Inc. (a) 57 11,987
Maximus, Inc. 98 8,222
Paycom Software, Inc. 82 16,319
Robert Half, Inc. 166 13,160
Science Applications International Corp. 84 10,953
TriNet Group, Inc. 51 6,757
350,017
Real Estate Management & Development ( 0 .2% )
CoStar Group, Inc. (a) 655 63,273
Zillow Group, Inc., Class  C (a) 334 16,293
79,566
Semiconductors & Semiconductor Equipment ( 6 .7% )
Analog Devices, Inc. 803 158,825
Broadcom, Inc. 745 987,430
First Solar, Inc. (a) 163 27,514
Intel Corp. 6,863 303,139
KLA Corp. 219 152,987
Lam Research Corp. 212 205,973
Micron Technology, Inc. 1,781 209,962
MKS Instruments, Inc. 108 14,364
Shares Value
Power Integrations, Inc. 91 $ 6,511
QUALCOMM, Inc. 1,809 306,264
Silicon Laboratories, Inc. (a) 51 7,330
Universal Display Corp. 71 11,960
2,392,259
Software ( 17 .9% )
Adobe, Inc. (a) 729 367,853
ANSYS, Inc. (a) 141 48,950
Atlassian Corp., Class  A (a) 253 49,363
Box, Inc., Class  A (a) 224 6,344
DocuSign, Inc., Class  A (a) 328 19,532
Dropbox, Inc., Class  A (a) 410 9,963
Elastic NV (a) 132 13,232
Fair Isaac Corp. (a) 39 48,735
Fortinet, Inc. (a) 1,023 69,881
Gen Digital, Inc. 941 21,078
Guidewire Software, Inc. (a) 131 15,289
HubSpot, Inc. (a) 79 49,498
Manhattan Associates, Inc. (a) 99 24,773
Microsoft Corp. 11,887 5,001,100
Palo Alto Networks, Inc. (a) 518 147,179
Roper Technologies, Inc. 173 97,025
ServiceNow, Inc. (a) 331 252,354
Synopsys, Inc. (a) 247 141,161
Teradata Corp. (a) 155 5,994
Tyler Technologies, Inc. (a) 68 28,901
6,418,205
Specialty Retail ( 2 .9% )
Advance Auto Parts, Inc. 100 8,509
Bath & Body Works, Inc. 365 18,257
Home Depot, Inc. (The) 1,612 618,363
Ross Stores, Inc. 536 78,663
TJX Cos., Inc. (The) 1,848 187,424
Tractor Supply Co. 175 45,801
Ulta Beauty, Inc. (a) 79 41,308
Williams-Sonoma, Inc. 98 31,118
1,029,443
Technology Hardware, Storage & Peripherals ( 12 .6% )
Apple, Inc. 25,055 4,296,431
Dell Technologies, Inc., Class  C 384 43,818
Hewlett Packard Enterprise Co. 2,102 37,269
HP, Inc. 1,401 42,338
NetApp, Inc. 333 34,955
Seagate Technology Holdings plc 338 31,451
Western Digital Corp. (a) 521 35,553
4,521,815
Textiles, Apparel & Luxury Goods ( 0 .5% )
Deckers Outdoor Corp. (a) 41 38,592
Lululemon Athletica, Inc. (a) 179 69,926
PVH Corp. 96 13,499
Ralph Lauren Corp., Class  A 61 11,453
Skechers USA, Inc., Class  A (a) 214 13,110
Tapestry, Inc. 371 17,615
VF Corp. 595 9,127
173,322
Trading Companies & Distributors ( 0 .5% )
Applied Industrial Technologies, Inc. 62 12,248

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Trading Companies & Distributors (cont’d)
Fastenal Co. 928 $ 71,586
GATX Corp. 57 7,639
MSC Industrial Direct Co., Inc., Class  A 72 6,987
WW Grainger, Inc. 73 74,263
172,723
Water Utilities ( 0 .1% )
American Water Works Co., Inc. 316 38,618
Essential Utilities, Inc. 443 16,413
55,031
Total Common Stocks
(Cost $29,976,264) 35,771,988
Short-Term Investment ( 0 .3% )
Investment Company (0.3%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
5.22% ( See Note G )
(Cost $98,418)
98,418 98,418
Total Investments ( 99 .9% )
(Cost $ 30,074,682 ) (c) 35,870,406
Other Assets in Excess of Liabilities (0.1%) 32,117
NET ASSETS (100.0%) $35,902,523
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) At March 31, 2024, the aggregate cost for federal income tax purposes is $30,074,682. The aggregate gross unrealized
appreciation is $6,355,571 and the aggregate gross unrealized depreciation is $559,847, resulting in net unrealized appreciation of
$5,795,724.
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 51 .1%
Software 17 .9
Technology Hardware, Storage & Peripherals 12 .6
Semiconductors & Semiconductor Equipment 6 .7
Pharmaceuticals 6 .1
Banks 5 .6
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2024 (unaudited)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2024
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $29,976,264) $ 35,771,988
Investment in Security of Affiliated Issuer, at Value (Cost $98,418) 98,418
Total Investments in Securities, at Value (Cost $30,074,682) 35,870,406
Cash 11,196
Dividends Receivable 25,163
Total Assets
35,906,765
Liabilities:
Payable for Management Fee 4,242
Total Liabilities
4,242
Net Assets
$ 35,902,523
Net Assets Consist of:
Paid-in-Capital $ 29,568,207
Total Distributable Earnings 6,334,316
Net Assets
$ 35,902,523
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 550,000
Net Asset Value Per Share
$ 65 .28

Semi-Annual Report — March 31, 2024 (unaudited)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Six Months Ended
March 31, 2024
Investment Income:
Dividends from Securities of Unaffiliated Issuers $ 244,143
Dividends from Security of Affiliated Issuer (Note G) 2,602
Non-Cash dividends 19,797
Total Investment Income 266,542
Expenses:
Management Fee (Note B) 22,075
Total Expenses 22,075
Rebate from Morgan Stanley Affiliate (Note G) (76)
Net Expenses 21,999
Net Investment Income
244,543
Realized Gain (Loss):
Investments Sold 27,473
In-kind Redemptions on Investments 790,917
Net Realized Gain 818,390
Change in Unrealized Appreciation (Depreciation):
Investments 4,919,752
Net Change in Unrealized Appreciation (Depreciation) 4,919,752
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
5,738,142
Net Increase in Net Assets Resulting from Operations $ 5,982,685

Semi-Annual Report — March 31, 2024
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Six Months Ended
March 31, 2024
(unaudited)
Period from
January 30, 2023
^
to
September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 244,543  $ 221,453
Net Realized Gain 818,390  1,026,249
Net Change in Unrealized Appreciation (Depreciation) 4,919,752  875,972
Net Increase in Net Assets Resulting from Operations 5,982,685  2,123,674
Dividends and Distributions to Shareholders:
Dividends and Distributions (239,445) (203,084)
Total Dividends and Distributions to Shareholders (239,445) (203,084)
Capital Share Transactions:
Subscribed –  20,000,000
(1)
Subscribed In-Kind 8,976,649  8,130,996
Redeemed In-Kind (3,192,988) (5,675,964)
Net Increase in Net Assets Resulting from Capital Share Transactions 5,783,661  22,455,032
Total Increase in Net Assets 11,526,901  24,375,622
Net Assets:
Beginning of Period 24,375,622  –
End of Period $ 35,902,523  $ 24,375,622
Capital Share Transactions:
Beginning of Period 450,000  –
Shares Subscribed –  400,000
Shares Subscribed In-Kind 150,000  150,000
Shares Redeemed In-Kind (50,000) (100,000)
Shares Outstanding, End of Period Net Increase in 550,000  450,000
^ Commencement of Operations
(1) Total consists of subscriptions for seed capital by the Adviser and other related parties of the Fund.

Semi-Annual Report — March 31, 2024
Financial Highlights
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2024
(unaudited)
Period from
January 30, 2023
(1)
to
September 30, 2023
Net Asset Value, Beginning of Period
$ 54 .17 $ 50 .00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
0 .47 0 .49
Net Realized and Unrealized Gain 11 .10 4 .13
Total from Investment Operations 11 .57 4 .62
Distributions from and/or in Excess of:
— —
Net Investment Income ( 0 .46 ) ( 0 .45 )
Net Asset Value, End of Period
$ 65 .28 $ 54 .17
Total Return
(3)
21 .40%
(4)
9 .23%
(4)
Ratios to Average Net Assets and Supplemental Data:
$35,903 $24,376
Net Assets, End of Period (Thousands) $ 35,903 $ 24,376
Ratio of Expenses 0 .14%
(5) (6)
0 .14%
(5) (6)
Ratio of Net Investment Income 1 .55%
(5) (6)
1 .36%
(5) (6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(5) (7)
0 .00%
(5) (7)
Portfolio Turnover Rate 4%
(4) (8)
19%
(4) (8)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

14
Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the "Trust") is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the "Declaration of Trust"), the Trust and
is authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
"Act").
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification ("ASC") Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Calvert
US Large-Cap Diversity, Equity and Inclusion Index ETF (the
"Fund"), which seeks to track the performance of the Calvert
US Large-Cap Diversity Research Index. The Fund is non-di-
versified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices if
such bid and asked prices are available on the relevant ex-
changes. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on
the valuation date with no reported bid and asked prices
available on the exchange are valued at the mean between
the current bid and asked prices obtained from one or
more reputable brokers/dealers. In cases where a securi-
ty is traded on more than one exchange, the security is
valued on the exchange designated as the primary market;
(2) all other equity portfolio securities for which over-the-
counter (“OTC”) market quotations are readily available
are valued at the latest reported sales price (or at the mar-
ket official closing price if such market reports an official closing price), and if there was no trading in the security
on a given day and if there is no official closing price
from relevant markets for that day, the security is valued
at the mean between the last reported bid and asked
prices if such bid and asked prices are available on the rel-
evant markets. An unlisted equity security that does not
trade on the valuation date and for which bid and asked
prices from the relevant markets are unavailable is valued
at the mean between the current bid and asked prices
obtained from one or more reputable brokers/dealers; (3)
certain portfolio securities may be valued by an outside
pricing service/vendor approved by the Trust’s Board of
Trustees (the “Trustees”). The pricing service/vendor may
employ a pricing model that takes into account, among
other things, bids, yield spreads and/or other market data
and specific security characteristics. If Morgan Stanley
Investment Management Inc. (the “Adviser”) a whol-
ly-owned subsidiary of Morgan Stanley, determines that
the price provided by the outside pricing service/vendor
or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may
also be utilized. In these circumstances, the value of the
security will be the mean of bid and asked prices obtained
from reputable brokers/dealers; (4) when market quo-
tations are not readily available, as defined by Rule 2a-5
under the Act, including circumstances under which the
Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices
are not reflective of a security’s market value, portfolio
securities are valued at their fair value as determined in
good faith under procedures established by and under the
general supervision of the Trustees; and (5) investments
in mutual funds, including the Morgan Stanley Institu-
tional Liquidity Funds, are valued at the net asset value
(“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting Stan-
dards Board (“FASB”) Accounting Standards Codifica-
tion
TM
(“ASC”), “Fair Value Measurement” (“ASC 820”),
defines fair value as the price that would be received to
sell an asset or pay to transfer a liability in an orderly
transaction between market participants at the measure-
ment date. ASC 820 establishes a three tier hierarchy to
distinguish between (1) inputs that reflect the assump-
tions market participants would use in valuing an asset or
liability developed based on market data obtained from
sources independent of the reporting entity (observable
inputs) and (2) inputs that reflect the reporting entity’s
own assumptions about the assumptions market partici-
pants would use in valuing an asset or liability developed
based on the best information available in the circum-
stances (unobservable inputs) and to establish classifica-
tion of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the
Fund’s investments. The inputs are summarized in the
three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
 Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2024:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions and Income:
Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend at fair value.
B. Management Fees:
 The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Common Stocks
$ 35,772
(1)
$ — $ — $ 35,772
Short-Term Investment
Investment Company 98 — — 98
Total Assets $ 35,870 $— $— $35,870
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
monthly at the annual rate of 0.14% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan ("Plan")
pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to
0.25% of its average daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. ("JPMorgan").
.
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
.
F. Issuance and Redemption of Fund Shares:
The Fund
is an exchange-traded fund or ETF. Individual Fund shares
may only be purchased and sold on a national securities
exchange through a broker-dealer and investors may pay a
commission to such broker-dealers in connection with their
purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with the Fund’s Distributor. An Authorized Participant is
either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net
Settlement System of the National Securities Clearing Corpo-
ration) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must
have executed an agreement (“Participation Agreement”) with
the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
.
G. Security Transactions and Transactions with Affil-
iates:
 For the six months ended March 31, 2024 purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $1,227,519 and $1,310,296,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the six months ended March
31, 2024. Purchase and Sales related to In-Kind transactions were $8,947,919 and $3,152,689 for the six months ended
March 31, 2024.
.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31,
2024, management fees paid were reduced by $76 relating to
the Fund’s investment in the Liquidity Fund.

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended March 31, 2024 is as follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accord-
ingly, no provision for federal income taxes is required in the financial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2023 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, due to a tax adjustment related to an in-kind redemption, resulted in the following reclassifications among the components of net assets at September 30, 2023:
At September 30, 2023, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2023, the Fund had available for fed-
eral income tax purposes unused short-term capital losses
of $303,265 that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
.
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the
Affiliated
Investment
Company
Value
September 30,
2023
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ 59 $ 515 $ 476 $ 3
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2024
(000)
Liquidity Fund   $ – $ – $ 98
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$203,084 $–
Total
Distributable Paid-In
Earnings Capital
$(1,329,514) $1,329,514
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$18,731 $–

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
global economy and financial markets. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and politi-
cal (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global
financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively
impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate preexisting risks to the
Fund. The occurrence, duration and extent of these or other
types of adverse economic and market conditions and uncer-
tainty over the long term cannot be reasonably projected or
estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market develop-
ments and the extent to which the associated conditions
impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The finan-
cial performance of the Fund’s investments (and, in turn, the
Fund’s investment results) as well as their liquidity may be ad-
versely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions.
The Fund's principle risks include, but are not limited
to, the following:
Tracking Error Risk:
Tracking error risk refers to the risk
that the Fund’s performance may not match or correlate to
that of the index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of transac-
tion costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the index or the need to meet new or existing regulatory requirements. Factors such as Fund expens-
es, imperfect correlation between the Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, limitations on Fund invest-
ments imposed by Fund diversification and/or concentration
policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the index are not reduced by investment and other operating
expenses, including the trading costs associated with imple-
menting changes to its portfolio of investments. Tracking error risk may cause the Fund’s performance to be less than expected.
Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal cir-
cumstances. The Fund may be required to deviate its invest-
ments from the securities and relative weightings of the index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. If the Fund uses a sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.
Index Related Risk:
The Fund’s return may not track the
return of the index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund
incurs a number of operating expenses not applicable to the
index, and incurs costs in buying and selling securities, espe-
cially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. In addition, the
Fund’s return may differ from the return of the index because of, among other things, pricing differences and the inability to purchase certain securities included in the index due to regu-
latory or other restrictions.
In addition, because the Fund uses a representative sampling approach, the Fund can be expected to be less correlated with the return of the index as when a fund purchases all of the
securities in an index in the proportions in which they are rep-
resented in the index. Errors in the construction or calculation of the index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the index may be heightened during times of
increased market volatility or other unusual market conditions.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Trading Risk:
  The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
 The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

20
Semi-Annual Report — March 31, 2024 (unaudited)
Liquidity Risk Management Program
Morgan Stanley ETF Trust
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and man-
age the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.
At a meeting held on March 13-24, 2024, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2023, through December
31, 2023, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.
In accordance with the Program, the Fund's liquidity risk is assessed by LRS no less frequently than annually taking into consider-
ation certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-
term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources.
Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the invest-
ment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific consider-
ations, as well as market depth, and in some cases utilize third-party vendor data.
The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not pri-
marily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the
Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

21
Semi-Annual Report — March 31, 2024 (unaudited)
Important Notices
Morgan Stanley ETF Trust
Reporting to Shareholders
The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the securi-
ty names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”),
a clearing agency that is registered with the SEC. The basket represents one Creation Unit of the Fund. The Trust, Adviser, Custo-
dian and Distributor will not disseminate non-public information concerning the Trust. The Trust provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings will be available on the Fund’s public website, www.morganstanley.com/im.
Proxy Voting Policy and Proxy Voting Record
The Board of Trustees believes that the voting of proxies on securities held by the Trust is an important element of the overall invest-
ment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Adviser.
The Adviser has engaged Calvert to provide proxy voting services with respect to the Trust. The Adviser’s Proxy Voting Policy speci-
fies that each Fund will follow Calvert’s Proxy Voting Policies and Procedures and Global Proxy Voting Guidelines. When available, the Trust’s proxy voting record for the most recent 12-month period ending June 30, as filed with the SEC, will be available without charge on our web site at www.morganstanley.com/im. The Trust’s proxy voting record will also be available without charge on the
SEC’s web site at http://www.sec.gov.
Tailored Shareholder Reports
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available on-
line, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

22
Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice
February 2024
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No*
For our affiliates’ everyday business purposes —
information about your creditworthiness
Yes Yes*
For our affiliates to market to you
Yes Yes*
For non-affiliates to market to you
No We don’t share

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
23
February 2024
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.
What happens when I limit sharing for an
account I hold jointly with someone else?
Your choices will apply to everyone on your account.

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
24
February 2024
Morgan Stanley ETF Trust
Definitions
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include registered investment advisers such
as Eaton Vance Management and Calvert Research and
Management, registered broker-dealers such as Morgan
Stanley Distributors Inc. and Eaton Vance Distributors,
Inc., and registered and unregistered funds sponsored
by Morgan Stanley Investment Management such as the
registered funds within Morgan Stanley Institutional Fund,
Inc. (together, the “Investment Management Affiliates”);
and companies with a Morgan Stanley name and financial
companies such as Morgan Stanley Barney LLC and
Morgan Stanley & Co. (the, “Morgan Stanley Affiliates”).
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
*PLEASE NOTE: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the
Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the
Investment Management Affiliates from marketing their products to you.
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

25
Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)
Trustees and Officers Information
Trustees
Frank L Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Michael F. Klein
Patricia A Maleski
W. Allen Reed, Chair of the Board
Adviser
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Officers
John H. Gernon
President and Principal Executive Officer
Deidre A. Downes
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary and Chief Legal Officer
Michael J. Key
Vice President
Anthony R. Rochte
Vice President
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Morgan, Lewis, Bockius LLP
One State Street
Hartford, Connecticut 06103
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ETFCALUSLGCAPDIVEQTYIISAN
6598430 EXP 05.31.25
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core
Responsible Index ETF
NYSE Arca: CVMC
Semi-Annual Report
March 31, 2024

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management’s website: www.morganstanley.com/im.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Expense Example
...........................................................................................
3
Performance Summary
.....................................................................................
4
Portfolio of Investments
.....................................................................................
5
Statement of Assets and Liabilities
..........................................................................
12
Statement of Operations
....................................................................................
13
Statements of Changes in Net Assets
.......................................................................
14
Financial Highlights
.........................................................................................
15
Notes to Financial Statements
...............................................................................
16
Liquidity Risk Management Program
.........................................................................
22
Important Notices
..........................................................................................
23
U.S. Customer Privacy Notice
...............................................................................
24
Trustees and Officers Information
...........................................................................
27

2
Semi-Annual Report — March 31, 2024 (unaudited)
Shareholders’ Letter
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Calvert US Mid-Cap Core
Responsible Index ETF (the “Fund”) performed during the latest six-month period.
Morgan Stanley Investment Management, the Fund's investment adviser, is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving chal-
lenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
April 2024

3
Semi-Annual Report — March 31, 2024 (unaudited)
Expense Example
Calvert US Mid-Cap Core Responsible Index ETF
Morgan Stanley ETF Trust
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include man-
agement fees, and distribution and shareholder services fees. This example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2024 and held for the entire six-month period.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
(
10/1/23
)
Actual Ending
Account
Value
(3/31/24)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Calvert US Mid-Cap Core Responsible Index ETF
$1,000.00 $1,221.00 $1,024.25 $0.83 $0.76 0.15%
* Expenses are calculated using the Fund’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/366 (to reflect the most recent one-half year period).
** Annualized.

4
Semi-Annual Report — March 31, 2024 (unaudited)
Performance Summary
Calvert US Mid-Cap Core Responsible Index ETF
Morgan Stanley ETF Trust
* Cumulative Return
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.
morganstanley.com/im . Investment return and principal value will fluctuate so that Fund shares, when sold or redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the selling or redemption of Fund shares.
Fund's total returns are calculated as of the last business day of the period.
Performance Compared to the S&P 500
®
Index
(1)
, the Russell Mid-Cap
®
Index
(2)
and the Calvert US Mid-Cap
Core Responsible Index
(3)
Period Ended March 31, 2024
Total Returns
Average Annual
Six
Months
*
One
Year
Since
Inception
(4)
Calvert US Mid-Cap Core Responsible Index ETF - NAV
(5)
22.10% 19.64% 14.56%
Calvert US Mid-Cap Core Responsible Index ETF - Market Price
(5)
22.21% 19.79% 14.64%
S&P 500
®
Index 23.48% 29.88% 28.00%
Russell Mid-Cap
®
Index 22.52% 22.35% 16.76%
Calvert US Mid-Cap Core Responsible Index 22.29% 19.93% 14.81%
(1) The Standard & Poor’s 500
®
Index (S&P 500
®
Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Fund’s primary benchmark index was changed from the Russell 1000
®
Value Index to the S&P 500
®
Index to comply with the regulation
that requires the Fund’s primary benchmark to represent the overall applicable market.
(2) The Russell Midcap
®
Index is an unmanaged index of U.S. mid-cap stocks. The Russell Midcap
®
Index is a subset of the Russell 1000
®
Index and
includes approximately 800 of the smallest securities in the Russell 1000
®
Index, which in turn consists of approximately 1,000 of the largest U.S.
securities based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3) The Calvert US Mid-Cap Core Responsible Index (the “Calvert Index”) is composed of common stocks of mid-sized companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Mid-size companies are the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding real estate investment trusts, business development companies and approximately the 200 largest publicly traded U.S. companies. The Calvert Principles of Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-
adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
(4) For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Index.
(5) Commenced operations on January 30, 2023.

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments
Calvert US Mid-Cap Core Responsible Index ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.8%)
Aerospace & Defense ( 0 .7% )
Axon Enterprise, Inc. (a) 510 $ 159,569
Curtiss-Wright Corp. 279 71,407
HEICO Corp. 293 55,963
Hexcel Corp. 615 44,803
Woodward, Inc. 413 63,651
395,393
Air Freight & Logistics ( 0 .5% )
CH Robinson Worldwide, Inc. 946 72,028
Expeditors International of Washington, Inc. 1,103 134,092
GXO Logistics, Inc. (a) 863 46,395
252,515
Automobile Components ( 0 .7% )
Aptiv plc (a) 1,999 159,220
Autoliv, Inc. 676 81,411
BorgWarner, Inc. 1,869 64,929
Lear Corp. 466 67,514
Visteon Corp. (a) 222 26,110
399,184
Automobiles ( 0 .3% )
Harley-Davidson, Inc. 1,112 48,639
Rivian Automotive, Inc., Class  A (a) 5,580 61,101
Thor Industries, Inc. 415 48,696
158,436
Banks ( 3 .2% )
Bank OZK 692 31,458
BOK Financial Corp. 178 16,376
Citizens Financial Group, Inc. 2,906 105,459
Columbia Banking System, Inc. 1,327 25,677
Comerica, Inc. 836 45,972
Commerce Bancshares, Inc. 807 42,932
Cullen/Frost Bankers, Inc. 378 42,552
East West Bancorp, Inc. 893 70,645
Fifth Third Bancorp 4,318 160,673
First Citizens BancShares, Inc., Class  A 74 120,990
First Financial Bankshares, Inc. 886 29,070
First Horizon Corp. 3,521 54,223
FNB Corp. 2,289 32,275
Home BancShares, Inc. 1,207 29,656
Huntington Bancshares, Inc. 9,127 127,322
KeyCorp 5,942 93,943
M&T Bank Corp. 1,057 153,730
New York Community Bancorp, Inc. 4,544 14,632
Old National Bancorp 1,866 32,487
Pinnacle Financial Partners, Inc. 478 41,051
Popular, Inc. 452 39,817
Prosperity Bancshares, Inc. 572 37,626
Regions Financial Corp. 5,843 122,937
SouthState Corp. 477 40,559
Synovus Financial Corp. 924 37,015
United Bankshares, Inc. 846 30,278
Valley National Bancorp 2,778 22,113
Webster Financial Corp. 1,092 55,441
Western Alliance Bancorp 690 44,291
Wintrust Financial Corp. 385 40,190
Shares Value
Zions Bancorp NA 930 $ 40,362
1,781,752
Beverages ( 0 .2% )
Celsius Holdings, Inc. (a) 1,042 86,403
Coca-Cola Consolidated, Inc. 32 27,085
113,488
Biotechnology ( 1 .8% )
ACADIA Pharmaceuticals, Inc. (a) 897 16,585
Alkermes plc (a) 1,193 32,294
Alnylam Pharmaceuticals, Inc. (a) 908 135,701
Apellis Pharmaceuticals, Inc. (a) 728 42,792
Arrowhead Pharmaceuticals, Inc. (a) 879 25,139
BioMarin Pharmaceutical, Inc. (a) 1,337 116,774
Blueprint Medicines Corp. (a) 441 41,833
Denali Therapeutics, Inc. (a) 811 16,642
Exact Sciences Corp. (a) 1,301 89,847
Exelixis, Inc. (a) 2,135 50,664
Halozyme Therapeutics, Inc. (a) 907 36,897
Incyte Corp. (a) 1,332 75,884
Ionis Pharmaceuticals, Inc. (a) 967 41,919
Neurocrine Biosciences, Inc. (a) 702 96,820
Sarepta Therapeutics, Inc. (a) 639 82,725
United Therapeutics Corp. (a) 313 71,902
974,418
Broadline Retail ( 0 .5% )
eBay, Inc. 3,280 173,118
Etsy, Inc. (a) 745 51,197
Macy's, Inc. 1,725 34,483
258,798
Building Products ( 3 .3% )
AAON, Inc. 492 43,345
Advanced Drainage Systems, Inc. 506 87,153
Allegion plc 640 86,214
AO Smith Corp. 888 79,441
AZEK Co., Inc. (The), Class  A (a) 906 45,499
Carlisle Cos., Inc. 368 144,201
Carrier Global Corp. 5,221 303,497
Fortune Brands Innovations, Inc. 794 67,228
Lennox International, Inc. 234 114,370
Masco Corp. 1,389 109,564
Owens Corning 730 121,764
Simpson Manufacturing Co., Inc. 310 63,606
Trane Technologies plc 1,364 409,473
Trex Co., Inc. (a) 684 68,229
UFP Industries, Inc. 379 46,621
Zurn Elkay Water Solutions Corp. 907 30,357
1,820,562
Capital Markets ( 5 .2% )
Affiliated Managers Group, Inc. 208 34,834
Ameriprise Financial, Inc. 638 279,725
Ares Management Corp., Class  A 983 130,719
Bank of New York Mellon Corp. (The) 4,772 274,963
Blue Owl Capital, Inc., Class  A 2,847 53,694
Carlyle Group, Inc. (The) 1,226 57,512
Cboe Global Markets, Inc. 670 123,099
Coinbase Global, Inc., Class  A (a) 1,077 285,534
Evercore, Inc., Class  A 231 44,488

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Capital Markets (cont’d)
FactSet Research Systems, Inc. 280 $ 127,229
Franklin Resources, Inc. 1,847 51,919
Hamilton Lane, Inc., Class  A 250 28,190
Houlihan Lokey, Inc., Class  A 332 42,559
Interactive Brokers Group, Inc., Class  A 656 73,282
Invesco Ltd. 2,810 46,618
Jefferies Financial Group, Inc. 1,052 46,393
LPL Financial Holdings, Inc. 471 124,438
MarketAxess Holdings, Inc. 273 59,855
Morningstar, Inc. 196 60,441
Nasdaq, Inc. 2,259 142,543
Northern Trust Corp. 1,278 113,640
Raymond James Financial, Inc. 1,204 154,618
SEI Investments Co. 689 49,539
State Street Corp. 1,913 147,913
Stifel Financial Corp. 632 49,403
T Rowe Price Group, Inc. 1,395 170,078
Tradeweb Markets, Inc., Class  A 732 76,253
2,849,479
Chemicals ( 1 .8% )
Arcadium Lithium plc (a) 8,092 34,877
Ashland, Inc. 365 35,540
Axalta Coating Systems Ltd. (a) 1,613 55,471
Balchem Corp. 235 36,413
Cabot Corp. 401 36,972
Celanese Corp., Class  A 798 137,144
Eastman Chemical Co. 857 85,889
Element Solutions, Inc. 1,630 40,717
FMC Corp. 911 58,031
Huntsman Corp. 1,189 30,950
International Flavors & Fragrances, Inc. 1,690 145,323
Mosaic Co. (The) 2,352 76,346
PPG Industries, Inc. 1,546 224,015
997,688
Commercial Services & Supplies ( 0 .7% )
Casella Waste Systems, Inc., Class  A (a) 438 43,305
Clean Harbors, Inc. (a) 393 79,115
MSA Safety, Inc. 270 52,269
Rollins, Inc. 2,095 96,936
Stericycle, Inc. (a) 716 37,769
Tetra Tech, Inc. 412 76,101
Vestis Corp. 830 15,994
401,489
Communications Equipment ( 0 .4% )
Ciena Corp. (a) 1,012 50,043
F5, Inc. (a) 413 78,301
Juniper Networks, Inc. 2,247 83,274
Lumentum Holdings, Inc. (a) 457 21,639
Viasat, Inc. (a) 569 10,293
243,550
Construction & Engineering ( 1 .3% )
AECOM 1,053 103,278
Comfort Systems USA, Inc. 272 86,417
EMCOR Group, Inc. 360 126,072
MasTec, Inc. (a) 471 43,921
Quanta Services, Inc. 943 244,991
Valmont Industries, Inc. 145 33,101
Shares Value
WillScot Mobile Mini Holdings Corp. (a) 1,434 $ 66,681
704,461
Construction Materials ( 0 .6% )
Summit Materials, Inc., Class  A (a) 1,568 69,886
Vulcan Materials Co. 862 235,257
305,143
Consumer Finance ( 1 .0% )
Ally Financial, Inc. 1,720 69,815
Credit Acceptance Corp. (a) 40 22,062
Discover Financial Services 1,586 207,909
FirstCash Holdings, Inc. 242 30,864
OneMain Holdings, Inc. 761 38,879
SLM Corp. 1,363 29,700
SoFi Technologies, Inc. (a) 6,230 45,479
Synchrony Financial 2,574 110,991
555,699
Consumer Staples Distribution & Retail ( 2 .0% )
Albertsons Cos., Inc., Class  A 2,232 47,854
BJ's Wholesale Club Holdings, Inc. (a) 839 63,470
Casey's General Stores, Inc. 249 79,294
Dollar Tree, Inc. (a) 1,380 183,747
Kroger Co. (The) 4,658 266,112
Performance Food Group Co. (a) 1,022 76,282
Sprouts Farmers Market, Inc. (a) 680 43,847
Sysco Corp. 3,174 257,665
U.S. Foods Holding Corp. (a) 1,641 88,565
1,106,836
Containers & Packaging ( 1 .6% )
AptarGroup, Inc. 482 69,355
Avery Dennison Corp. 584 130,378
Ball Corp. 2,310 155,602
Berry Global Group, Inc. 849 51,347
Crown Holdings, Inc. 880 69,749
Graphic Packaging Holding Co. 2,220 64,779
Packaging Corp. of America 646 122,598
Sealed Air Corp. 1,051 39,097
Silgan Holdings, Inc. 604 29,330
Sonoco Products Co. 714 41,298
Westrock Co. 1,877 92,818
866,351
Distributors ( 0 .6% )
Genuine Parts Co. 882 136,648
LKQ Corp. 1,678 89,622
Pool Corp. 236 95,226
321,496
Diversified Consumer Services ( 0 .4% )
Bright Horizons Family Solutions, Inc. (a) 423 47,951
Duolingo, Inc., Class  A (a) 266 58,674
H&R Block, Inc. 1,018 49,994
Service Corp. International 1,046 77,624
234,243
Diversified Telecommunication Services ( 0 .0% ) (b)
Iridium Communications, Inc. 863 22,576
Electric Utilities ( 2 .1% )
Alliant Energy Corp. 1,986 100,094
Avangrid, Inc. 531 19,350

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Electric Utilities (cont’d)
Constellation Energy Corp. 1,944 $ 359,348
Evergy, Inc. 1,757 93,789
Eversource Energy 2,554 152,653
IDACORP, Inc. 390 36,227
NRG Energy, Inc. 1,582 107,086
PNM Resources, Inc. 657 24,729
Portland General Electric Co. 780 32,760
Xcel Energy, Inc. 3,754 201,777
1,127,813
Electrical Equipment ( 2 .3% )
Acuity Brands, Inc. 226 60,733
AMETEK, Inc. 1,463 267,583
Atkore, Inc. 266 50,636
EnerSys 246 23,237
Hubbell, Inc., Class  B 393 163,115
nVent Electric plc 1,185 89,349
Regal Rexnord Corp. 486 87,528
Rockwell Automation, Inc. 757 220,537
Sensata Technologies Holding plc 1,103 40,524
Shoals Technologies Group, Inc., Class  A (a) 1,098 12,276
Sunrun, Inc. (a) 1,419 18,702
Vertiv Holdings Co., Class  A 2,522 205,972
1,240,192
Electronic Equipment, Instruments & Components ( 2 .9% )
Advanced Energy Industries, Inc. 271 27,637
Arrow Electronics, Inc. (a) 338 43,757
Avnet, Inc. 567 28,112
Badger Meter, Inc. 214 34,627
Belden, Inc. 298 27,598
CDW Corp. 884 226,110
Cognex Corp. 1,258 53,364
Coherent Corp. (a) 1,054 63,894
Corning, Inc. 5,395 177,819
Insight Enterprises, Inc. (a) 180 33,394
IPG Photonics Corp. (a) 201 18,229
Jabil, Inc. 871 116,670
Keysight Technologies, Inc. (a) 1,194 186,718
Littelfuse, Inc. 180 43,623
Novanta, Inc. (a) 260 45,440
TD SYNNEX Corp. 403 45,579
Teledyne Technologies, Inc. (a) 345 148,115
Trimble, Inc. (a) 1,799 115,784
Vishay Intertechnology, Inc. 879 19,936
Vontier Corp. 1,079 48,943
Zebra Technologies Corp., Class  A (a) 360 108,518
1,613,867
Energy Equipment & Services ( 0 .4% )
Baker Hughes Co., Class  A 6,741 225,824
Entertainment ( 1 .9% )
AMC Entertainment Holdings, Inc., Class  A (a) 2,182 8,117
Atlanta Braves Holdings, Inc., Class  C (a) 364 14,218
Electronic Arts, Inc. 1,591 211,078
Liberty Media Corp-Liberty Formula One,
Class  A (a) 1,762 103,500
Liberty Media Corp-Liberty Live, Class  A (a) 500 21,175
Live Nation Entertainment, Inc. (a) 1,061 112,222
Madison Square Garden Sports Corp. (a) 125 23,065
Shares Value
ROBLOX Corp., Class  A (a) 3,383 $ 129,163
Roku, Inc., Class  A (a) 887 57,806
Take-Two Interactive Software, Inc. (a) 1,110 164,824
Warner Bros Discovery, Inc. (a) 17,128 149,527
Warner Music Group Corp., Class  A 982 32,425
1,027,120
Financial Services ( 2 .1% )
Affirm Holdings, Inc., Class  A (a) 1,742 64,907
Block, Inc., Class  A (a) 3,426 289,771
Equitable Holdings, Inc. 2,091 79,479
Essent Group Ltd. 662 39,396
Euronet Worldwide, Inc. (a) 304 33,419
Fidelity National Information Services, Inc. 3,680 272,982
Jack Henry & Associates, Inc. 512 88,950
MGIC Investment Corp. 1,695 37,900
Radian Group, Inc. 978 32,734
Shift4 Payments, Inc., Class  A (a) 393 25,965
Toast, Inc., Class  A (a) 2,541 63,322
Voya Financial, Inc. 643 47,530
Western Union Co. (The) 2,402 33,580
WEX, Inc. (a) 293 69,596
1,179,531
Food Products ( 1 .7% )
Bunge Global SA 961 98,522
Campbell Soup Co. 1,328 59,030
Conagra Brands, Inc. 3,214 95,263
Darling Ingredients, Inc. (a) 1,063 49,440
Flowers Foods, Inc. 1,309 31,089
Hormel Foods Corp. 1,951 68,070
Ingredion, Inc. 437 51,064
JM Smucker Co. (The) 699 87,983
Kellanova 1,929 110,512
Lamb Weston Holdings, Inc. 955 101,736
Lancaster Colony Corp. 130 26,992
McCormick & Co., Inc. (Non-Voting) 1,783 136,952
Simply Good Foods Co. (The) (a) 609 20,724
937,377
Gas Utilities ( 0 .3% )
National Fuel Gas Co. 705 37,872
New Jersey Resources Corp. 759 32,569
ONE Gas, Inc. 434 28,006
Southwest Gas Holdings, Inc. 474 36,086
UGI Corp. 1,620 39,755
174,288
Ground Transportation ( 1 .5% )
Avis Budget Group, Inc. 162 19,839
JB Hunt Transport Services, Inc. 633 126,125
Knight-Swift Transportation Holdings, Inc.,
Class  A 1,281 70,481
Landstar System, Inc. 289 55,708
Old Dominion Freight Line, Inc. 1,192 261,417
Ryder System, Inc. 349 41,946
Saia, Inc. (a) 212 124,020
XPO, Inc. (a) 934 113,976
813,512
Health Care Equipment & Supplies ( 3 .8% )
Align Technology, Inc. (a) 509 166,911

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Health Care Equipment & Supplies (cont’d)
Baxter International, Inc. 3,659 $ 156,386
CONMED Corp. 229 18,338
Cooper Cos., Inc. (The) 1,433 145,392
DENTSPLY SIRONA, Inc. 1,519 50,416
Envista Holdings Corp. (a) 1,236 26,426
GE HealthCare Technologies, Inc. 2,636 239,639
Globus Medical, Inc., Class  A (a) 810 43,448
Haemonetics Corp. (a) 376 32,092
Hologic, Inc. (a) 1,674 130,505
ICU Medical, Inc. (a) 153 16,420
Inari Medical, Inc. (a) 371 17,801
Inspire Medical Systems, Inc. (a) 210 45,106
Insulet Corp. (a) 502 86,043
iRhythm Technologies, Inc. (a) 222 25,752
Masimo Corp. (a) 312 45,817
Merit Medical Systems, Inc. (a) 419 31,739
Neogen Corp. (a) 1,567 24,727
Novocure Ltd. (a) 742 11,597
Penumbra, Inc. (a) 269 60,035
QuidelOrtho Corp. (a) 359 17,210
ResMed, Inc. 1,017 201,397
Shockwave Medical, Inc. (a) 267 86,943
STERIS plc 703 158,048
Teleflex, Inc. 340 76,898
Zimmer Biomet Holdings, Inc. 1,426 188,204
2,103,290
Health Care Providers & Services ( 2 .1% )
agilon health, Inc. (a) 2,150 13,115
AMN Healthcare Services, Inc. (a) 278 17,378
Centene Corp. (a) 3,366 264,164
Chemed Corp. 107 68,686
DaVita, Inc. (a) 390 53,839
Encompass Health Corp. 714 58,962
Ensign Group, Inc. (The) 402 50,017
HealthEquity, Inc. (a) 593 48,407
Henry Schein, Inc. (a) 918 69,327
Laboratory Corp. of America Holdings 608 132,824
Molina Healthcare, Inc. (a) 413 169,673
Option Care Health, Inc. (a) 1,241 41,623
Progyny, Inc. (a) 624 23,806
Quest Diagnostics, Inc. 794 105,689
R1 RCM, Inc. (a) 1,018 13,112
Select Medical Holdings Corp. 735 22,160
Surgery Partners, Inc. (a) 587 17,510
1,170,292
Health Care Technology ( 0 .5% )
Doximity, Inc., Class  A (a) 861 23,169
Veeva Systems, Inc., Class  A (a) 968 224,276
247,445
Hotels, Restaurants & Leisure ( 2 .4% )
Aramark 1,759 57,203
Choice Hotels International, Inc. 220 27,797
Darden Restaurants, Inc. 804 134,389
Domino's Pizza, Inc. 233 115,773
Hilton Grand Vacations, Inc. (a) 549 25,918
Hilton Worldwide Holdings, Inc. 1,530 326,364
Hyatt Hotels Corp., Class  A 319 50,919
Shares Value
Marriott Vacations Worldwide Corp. 235 $ 25,316
Planet Fitness, Inc., Class  A (a) 625 39,144
Texas Roadhouse, Inc., Class  A 448 69,203
Vail Resorts, Inc. 277 61,724
Wendy's Co. (The) 1,147 21,609
Wingstop, Inc. 193 70,715
Wyndham Hotels & Resorts, Inc. 633 48,583
Yum! Brands, Inc. 1,804 250,125
1,324,782
Household Durables ( 2 .5% )
D.R. Horton, Inc. 1,844 303,430
KB Home 569 40,331
Leggett & Platt, Inc. 833 15,952
Lennar Corp., Class  A 1,593 273,964
Meritage Homes Corp. 273 47,900
Mohawk Industries, Inc. (a) 338 44,241
Newell Brands, Inc. 2,622 21,055
NVR, Inc. (a) 22 178,199
PulteGroup, Inc. 1,504 181,412
Taylor Morrison Home Corp., Class  A (a) 799 49,674
Tempur Sealy International, Inc. 1,061 60,286
TopBuild Corp. (a) 245 107,979
Whirlpool Corp. 336 40,196
1,364,619
Household Products ( 0 .5% )
Church & Dwight Co., Inc. 1,545 161,159
Clorox Co. (The) 786 120,344
281,503
Independent Power and Renewable Electricity Producers ( 0 .3% )
AES Corp. (The) 5,533 99,207
Brookfield Renewable Corp., Class  A 1,031 25,331
Clearway Energy, Inc., Class  C 874 20,146
Ormat Technologies, Inc. 411 27,204
171,888
Insurance ( 4 .6% )
Allstate Corp. (The) 1,662 287,543
American Financial Group, Inc. 495 67,558
Arch Capital Group Ltd. (a) 2,314 213,906
Axis Capital Holdings Ltd. 496 32,250
Brown & Brown, Inc. 1,749 153,107
Cincinnati Financial Corp. 979 121,562
Everest Group Ltd. 272 108,120
First American Financial Corp. 724 44,200
Globe Life, Inc. 583 67,844
Hanover Insurance Group, Inc. (The) 225 30,638
Hartford Financial Services Group, Inc. (The) 1,888 194,558
Kinsale Capital Group, Inc. 139 72,939
Lincoln National Corp. 1,084 34,612
Old Republic International Corp. 1,652 50,749
Primerica, Inc. 220 55,651
Principal Financial Group, Inc. 1,494 128,947
Prudential Financial, Inc. 2,285 268,259
Reinsurance Group of America, Inc. 418 80,624
RenaissanceRe Holdings Ltd. 322 75,680
Ryan Specialty Holdings, Inc., Class  A 625 34,688
Selective Insurance Group, Inc. 380 41,485
Unum Group 1,209 64,875
W. R. Berkley Corp. 1,276 112,849

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Insurance (cont’d)
White Mountains Insurance Group Ltd. 16 $ 28,709
Willis Towers Watson plc 651 179,025
2,550,378
Interactive Media & Services ( 0 .5% )
IAC, Inc. (a) 530 28,270
Pinterest, Inc., Class  A (a) 4,148 143,811
Snap, Inc., Class  A (a) 7,362 84,516
ZoomInfo Technologies, Inc., Class  A (a) 2,027 32,493
289,090
IT Services ( 2 .7% )
Akamai Technologies, Inc. (a) 1,052 114,415
Amdocs Ltd. 824 74,465
Cloudflare, Inc., Class  A (a) 1,982 191,917
Cognizant Technology Solutions Corp., Class  A 3,187 233,575
DXC Technology Co. (a) 1,274 27,022
EPAM Systems, Inc. (a) 399 110,188
Gartner, Inc. (a) 494 235,475
MongoDB, Inc., Class  A (a) 464 166,409
Okta, Inc., Class  A (a) 1,099 114,977
Twilio, Inc., Class  A (a) 1,218 74,481
VeriSign, Inc. (a) 627 118,823
1,461,747
Leisure Products ( 0 .3% )
Brunswick Corp. 492 47,488
Hasbro, Inc. 824 46,572
Mattel, Inc. (a) 2,217 43,919
137,979
Life Sciences Tools & Services ( 3 .5% )
Agilent Technologies, Inc. 1,866 271,522
Avantor, Inc. (a) 4,786 122,378
Bio-Rad Laboratories, Inc., Class  A (a) 145 50,151
Bio-Techne Corp. 1,126 79,259
Bruker Corp. 651 61,155
Charles River Laboratories International, Inc. (a) 363 98,355
Fortrea Holdings, Inc. (a) 663 26,613
Illumina, Inc. (a) 1,139 156,407
IQVIA Holdings, Inc. (a) 1,131 286,019
Medpace Holdings, Inc. (a) 168 67,897
Mettler-Toledo International, Inc. (a) 146 194,368
PerkinElmer, Inc. 891 93,555
Repligen Corp. (a) 376 69,154
Waters Corp. (a) 428 147,330
West Pharmaceutical Services, Inc. 505 199,834
1,923,997
Machinery ( 6 .5% )
AGCO Corp. 454 55,851
Allison Transmission Holdings, Inc. 637 51,699
Chart Industries, Inc. (a) 309 50,898
CNH Industrial NV 6,587 85,368
Cummins, Inc. 901 265,480
Donaldson Co., Inc. 879 65,644
Dover Corp. 992 175,772
Esab Corp. 414 45,776
Flowserve Corp. 959 43,807
Fortive Corp. 2,357 202,749
Franklin Electric Co., Inc. 290 30,975
Shares Value
Graco, Inc. 1,225 $ 114,488
IDEX Corp. 556 135,675
Ingersoll Rand, Inc. 2,610 247,819
ITT, Inc. 600 81,618
Lincoln Electric Holdings, Inc. 410 104,730
Middleby Corp. (The) (a) 388 62,387
Mueller Industries, Inc. 805 43,414
Nordson Corp. 377 103,502
Oshkosh Corp. 477 59,487
Otis Worldwide Corp. 2,602 258,301
PACCAR, Inc. 3,138 388,767
Pentair plc 1,209 103,297
Snap-on, Inc. 385 114,045
SPX Technologies, Inc. (a) 328 40,387
Stanley Black & Decker, Inc. 1,111 108,800
Timken Co. (The) 462 40,393
Toro Co. (The) 761 69,730
Watts Water Technologies, Inc., Class  A 198 42,085
Westinghouse Air Brake Technologies Corp. 1,227 178,749
Xylem, Inc. 1,614 208,593
3,580,286
Media ( 1 .3% )
Cable One, Inc. 31 13,117
Interpublic Group of Cos., Inc. (The) 2,789 91,005
Liberty Broadband Corp., Class  C (a) 919 52,595
New York Times Co. (The), Class  A 1,178 50,913
Nexstar Media Group, Inc., Class  A 232 39,971
Omnicom Group, Inc. 1,447 140,012
Paramount Global, Class  B 4,406 51,859
Sirius XM Holdings, Inc. 4,590 17,809
TEGNA, Inc. 1,432 21,394
Trade Desk, Inc. (The), Class  A (a) 2,846 248,797
727,472
Metals & Mining ( 1 .4% )
ATI, Inc. (a) 1,486 76,039
Commercial Metals Co. 1,356 79,692
Nucor Corp. 1,498 296,454
Reliance, Inc. 432 144,366
Steel Dynamics, Inc. 1,114 165,128
761,679
Multi-Utilities ( 2 .2% )
Ameren Corp. 1,969 145,627
Black Hills Corp. 525 28,665
CMS Energy Corp. 2,272 137,093
Consolidated Edison, Inc. 2,319 210,588
DTE Energy Co. 1,478 165,743
NiSource, Inc. 3,463 95,787
Public Service Enterprise Group, Inc. 3,326 222,110
WEC Energy Group, Inc. 2,208 181,321
1,186,934
Paper & Forest Products ( 0 .1% )
Louisiana-Pacific Corp. 406 34,067
Passenger Airlines ( 0 .8% )
Alaska Air Group, Inc. (a) 1,029 44,236
American Airlines Group, Inc. (a) 5,285 81,125
Delta Air Lines, Inc. 4,400 210,628

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Passenger Airlines (cont’d)
Southwest Airlines Co. 4,363 $ 127,356
463,345
Personal Care Products ( 0 .3% )
BellRing Brands, Inc. (a) 823 48,582
Coty, Inc., Class  A (a) 2,501 29,912
elf Beauty, Inc. (a) 336 65,866
144,360
Pharmaceuticals ( 0 .6% )
Catalent, Inc. (a) 1,267 71,522
Elanco Animal Health, Inc. (a) 3,535 57,550
Jazz Pharmaceuticals plc (a) 436 52,503
Organon & Co. 1,851 34,799
Perrigo Co. plc 978 31,482
Royalty Pharma plc, Class  A 2,743 83,305
331,161
Professional Services ( 2 .9% )
Alight, Inc., Class  A (a) 2,390 23,541
Booz Allen Hamilton Holding Corp., Class  A 943 139,979
Broadridge Financial Solutions, Inc. 827 169,419
Concentrix Corp. 337 22,316
Dayforce, Inc. (a) 1,070 70,845
Dun & Bradstreet Holdings, Inc. 1,908 19,156
Equifax, Inc. 811 216,959
ExlService Holdings, Inc. (a) 1,105 35,139
Exponent, Inc. 367 30,347
FTI Consulting, Inc. (a) 257 54,045
Genpact Ltd. 1,178 38,815
Insperity, Inc. 260 28,499
ManpowerGroup, Inc. 350 27,174
Maximus, Inc. 445 37,335
Paycom Software, Inc. 357 71,047
Paylocity Holding Corp. (a) 309 53,105
Robert Half, Inc. 755 59,856
Science Applications International Corp. 363 47,332
SS&C Technologies Holdings, Inc. 1,516 97,585
TransUnion 1,424 113,635
TriNet Group, Inc. 233 30,870
Verisk Analytics, Inc., Class  A 933 219,936
1,606,935
Real Estate Management & Development ( 1 .1% )
CBRE Group, Inc., Class  A (a) 2,070 201,287
CoStar Group, Inc. (a) 2,635 254,541
Howard Hughes Holdings, Inc. (a) 261 18,954
Jones Lang LaSalle, Inc. (a) 365 71,208
Zillow Group, Inc., Class  C (a) 1,454 70,926
616,916
Semiconductors & Semiconductor Equipment ( 2 .9% )
Allegro MicroSystems, Inc. (a) 551 14,855
Axcelis Technologies, Inc. (a) 236 26,319
Cirrus Logic, Inc. (a) 379 35,080
Diodes, Inc. (a) 313 22,066
Enphase Energy, Inc. (a) 807 97,631
Entegris, Inc. 1,058 148,691
First Solar, Inc. (a) 620 104,656
Lattice Semiconductor Corp. (a) 961 75,179
MKS Instruments, Inc. 490 65,170
Shares Value
Monolithic Power Systems, Inc. 302 $ 204,581
ON Semiconductor Corp. (a) 2,795 205,572
Onto Innovation, Inc. (a) 344 62,292
Power Integrations, Inc. 396 28,334
Qorvo, Inc. (a) 678 77,855
Rambus, Inc. (a) 757 46,790
Silicon Laboratories, Inc. (a) 220 31,618
Skyworks Solutions, Inc. 1,130 122,402
SolarEdge Technologies, Inc. (a) 351 24,914
Teradyne, Inc. 1,079 121,744
Universal Display Corp. 309 52,051
Wolfspeed, Inc. (a) 870 25,665
1,593,465
Software ( 4 .9% )
Altair Engineering, Inc., Class  A (a) 399 34,374
ANSYS, Inc. (a) 587 203,783
Appfolio, Inc., Class  A (a) 141 34,790
AppLovin Corp., Class  A (a) 1,104 76,419
Aspen Technology, Inc. (a) 191 40,736
BILL Holdings, Inc. (a) 710 48,791
Box, Inc., Class  A (a) 972 27,527
Confluent, Inc., Class  A (a) 1,511 46,116
Datadog, Inc., Class  A (a) 1,782 220,255
DocuSign, Inc., Class  A (a) 1,428 85,037
Dolby Laboratories, Inc., Class  A 413 34,597
DoubleVerify Holdings, Inc. (a) 1,010 35,512
Dropbox, Inc., Class  A (a) 1,785 43,375
Dynatrace, Inc. (a) 1,697 78,809
Elastic NV (a) 573 57,437
Fair Isaac Corp. (a) 162 202,437
Five9, Inc. (a) 507 31,490
Gen Digital, Inc. 4,098 91,795
Guidewire Software, Inc. (a) 572 66,758
HashiCorp, Inc., Class  A (a) 738 19,889
HubSpot, Inc. (a) 326 204,259
Manhattan Associates, Inc. (a) 429 107,349
Nutanix, Inc., Class  A (a) 1,710 105,541
PTC, Inc. (a) 836 157,954
Qualys, Inc. (a) 255 42,552
SentinelOne, Inc., Class  A (a) 1,616 37,669
Smartsheet, Inc., Class  A (a) 922 35,497
SPS Commerce, Inc. (a) 259 47,889
Tenable Holdings, Inc. (a) 820 40,533
Teradata Corp. (a) 674 26,064
Tyler Technologies, Inc. (a) 297 126,228
Workiva, Inc., Class  A (a) 341 28,917
Zoom Video Communications, Inc., Class  A (a) 1,628 106,422
Zscaler, Inc. (a) 621 119,623
2,666,424
Specialty Retail ( 2 .9% )
Academy Sports & Outdoors, Inc. 461 31,136
Advance Auto Parts, Inc. 374 31,824
Asbury Automotive Group, Inc. (a) 129 30,416
AutoNation, Inc. (a) 173 28,645
Bath & Body Works, Inc. 1,425 71,279
Best Buy Co., Inc. 1,218 99,913
Burlington Stores, Inc. (a) 407 94,501
CarMax, Inc. (a) 997 86,849

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Specialty Retail (cont’d)
Chewy, Inc., Class  A (a) 811 $ 12,903
Dick's Sporting Goods, Inc. 357 80,275
Five Below, Inc. (a) 340 61,669
Floor & Decor Holdings, Inc., Class  A (a) 666 86,327
GameStop Corp., Class  A (a) 1,685 21,096
Lithia Motors, Inc., Class  A 170 51,146
Penske Automotive Group, Inc. 123 19,925
RH (a) 94 32,736
Ross Stores, Inc. 2,050 300,858
Tractor Supply Co. 683 178,755
Ulta Beauty, Inc. (a) 308 161,047
Williams-Sonoma, Inc. 382 121,296
1,602,596
Technology Hardware, Storage & Peripherals ( 2 .5% )
Dell Technologies, Inc., Class  C 1,675 191,134
Hewlett Packard Enterprise Co. 9,168 162,549
HP, Inc. 6,061 183,163
NetApp, Inc. 1,454 152,626
Pure Storage, Inc., Class  A (a) 2,096 108,971
Seagate Technology Holdings plc 1,475 137,249
Super Micro Computer, Inc. (a) 303 306,039
Western Digital Corp. (a) 2,270 154,905
1,396,636
Textiles, Apparel & Luxury Goods ( 0 .9% )
Capri Holdings Ltd. (a) 722 32,707
Columbia Sportswear Co. 213 17,291
Crocs, Inc. (a) 369 53,062
Deckers Outdoor Corp. (a) 161 151,543
PVH Corp. 376 52,869
Ralph Lauren Corp., Class  A 239 44,875
Skechers USA, Inc., Class  A (a) 835 51,152
Tapestry, Inc. 1,449 68,799
VF Corp. 2,321 35,604
507,902
Trading Companies & Distributors ( 2 .3% )
Air Lease Corp., Class  A 761 39,146
Applied Industrial Technologies, Inc. 280 55,314
Beacon Roofing Supply, Inc. (a) 410 40,188
Core & Main, Inc., Class  A (a) 1,425 81,581
Fastenal Co. 3,627 279,787
GATX Corp. 257 34,446
MSC Industrial Direct Co., Inc., Class  A 280 27,171
SiteOne Landscape Supply, Inc. (a) 281 49,048
United Rentals, Inc. 418 301,424
WESCO International, Inc. 279 47,787
WW Grainger, Inc. 282 286,879
1,242,771
Water Utilities ( 0 .5% )
American Water Works Co., Inc. 1,384 169,139
Essential Utilities, Inc. 2,142 79,361
248,500
Total Common Stocks
(Cost $49,289,033) 54,841,540
Shares Value
Short-Term Investment ( 0 .1% )
Investment Company (0.1%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
5.22% ( See Note G )
(Cost $44,742)
44,742 $ 44,742
Total Investments ( 99 .9% )
(Cost $ 49,333,775 ) (c) 54,886,282
Other Assets in Excess of Liabilities (0.1%) 46,984
NET ASSETS (100.0%) $54,933,266
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) At March 31, 2024, the aggregate cost for federal income tax purposes is $49,333,775. The aggregate gross unrealized
appreciation is $6,947,789 and the aggregate gross unrealized depreciation is $1,395,282, resulting in net unrealized appreciation of $5,552,507.
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 88 .3%
Machinery 6 .5
Capital Markets 5 .2
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2024 (unaudited)
Calvert US Mid-Cap Core Responsible Index ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2024
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $49,289,033) $ 54,841,540
Investment in Security of Affiliated Issuer, at Value (Cost $44,742) 44,742
Total Investments in Securities, at Value (Cost $49,333,775) 54,886,282
Cash 12,605
Dividends Receivable 41,145
Total Assets
54,940,032
Liabilities:
Payable for Management Fee 6,733
Payable for Dividends to Shareholders 33
Total Liabilities
6,766
Net Assets
$ 54,933,266
Net Assets Consist of:
Paid-in-Capital $ 49,147,985
Total Distributable Earnings 5,785,281
Net Assets
$ 54,933,266
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 950,000
Net Asset Value Per Share
$ 57 .82

Semi-Annual Report — March 31, 2024 (unaudited)
Calvert US Mid-Cap Core Responsible Index ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Six Months Ended
March 31, 2024
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $181 of Foreign Taxes Withheld) $ 259,848
Dividends from Security of Affiliated Issuer (Note G) 2,929
Total Investment Income 262,777
Expenses:
Management Fee (Note B) 27,733
Total Expenses 27,733
Rebate from Morgan Stanley Affiliate (Note G) (85)
Net Expenses 27,648
Net Investment Income
235,129
Realized Gain (Loss):
Investments Sold (58,616)
In-kind Redemptions on Investments 754,061
Net Realized Gain 695,445
Change in Unrealized Appreciation (Depreciation):
Investments 6,597,968
Net Change in Unrealized Appreciation (Depreciation) 6,597,968
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
7,293,413
Net Increase in Net Assets Resulting from Operations $ 7,528,542

Semi-Annual Report — March 31, 2024
Calvert US Mid-Cap Core Responsible Index ETF
14
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Six Months Ended
March 31, 2024
(unaudited)
Period from
January 30, 2023
^
to
September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 235,129  $ 200,807
Net Realized Gain (Loss) 695,445  (113,751)
Net Change in Unrealized Appreciation (Depreciation) 6,597,968  (1,045,461)
Net Increase (Decrease) in Net Assets Resulting from Operations 7,528,542  (958,405)
Dividends and Distributions to Shareholders:
Dividends and Distributions (217,357) (181,123)
Total Dividends and Distributions to Shareholders (217,357) (181,123)
Capital Share Transactions:
Subscribed –  20,000,000
(1)
Subscribed In-Kind 26,618,292  7,447,569
Redeemed In-Kind (2,792,625) (2,511,627)
Net Increase in Net Assets Resulting from Capital Share Transactions 23,825,667  24,935,942
Total Increase in Net Assets 31,136,852  23,796,414
Net Assets:
Beginning of Period 23,796,414  –
End of Period $ 54,933,266  $ 23,796,414
Capital Share Transactions:
Beginning of Period 500,000  –
Shares Subscribed –  400,000
Shares Subscribed In-Kind 500,000  150,000
Shares Redeemed In-Kind (50,000) (50,000)
Shares Outstanding, End of Period Net Increase in 950,000  500,000
^ Commencement of Operations
(1) Total consists of subscriptions for seed capital by the Adviser and other related parties of the Fund.

Semi-Annual Report — March 31, 2024
Financial Highlights
Calvert US Mid-Cap Core Responsible Index ETF
15
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2024
(unaudited)
Period from
January 30, 2023
(1)
to
September 30, 2023
Net Asset Value, Beginning of Period
$ 47 .59 $ 50 .00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
0 .33 0 .44
Net Realized and Unrealized Gain (Loss) 10 .16 ( 2 .46 )
Total from Investment Operations 10 .49 ( 2 .02 )
Distributions from and/or in Excess of:
— —
Net Investment Income ( 0 .26 ) ( 0 .39 )
Net Asset Value, End of Period
$ 57 .82 $ 47 .59
Total Return
(3)
22 .10%
(4)
( 4 .06 ) %
(4)
Ratios to Average Net Assets and Supplemental Data:
$54,933 $23,796
Net Assets, End of Period (Thousands) $ 54,933 $ 23,796
Ratio of Expenses 0 .15%
(5) (6)
0 .15%
(5) (6)
Ratio of Net Investment Income 1 .27%
(5) (6)
1 .32%
(5) (6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(5) (7)
0 .00%
(5) (7)
Portfolio Turnover Rate 4%
(4) (8)
16%
(4) (8)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

16
Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the "Trust") is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the "Declaration of Trust"), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
"Act").
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification ("ASC") Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Calvert
US Mid-Cap Core Responsible Index ETF (the "Fund"),
which seeks to track the performance of the Calvert US Mid-
Cap Core Responsible Index. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices if
such bid and asked prices are available on the relevant ex-
changes. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on
the valuation date with no reported bid and asked prices
available on the exchange are valued at the mean between
the current bid and asked prices obtained from one or
more reputable brokers/dealers. In cases where a securi-
ty is traded on more than one exchange, the security is
valued on the exchange designated as the primary market;
(2) all other equity portfolio securities for which over-the-
counter (“OTC”) market quotations are readily available
are valued at the latest reported sales price (or at the mar-
ket official closing price if such market reports an official closing price), and if there was no trading in the security
on a given day and if there is no official closing price
from relevant markets for that day, the security is valued
at the mean between the last reported bid and asked
prices if such bid and asked prices are available on the rel-
evant markets. An unlisted equity security that does not
trade on the valuation date and for which bid and asked
prices from the relevant markets are unavailable is valued
at the mean between the current bid and asked prices
obtained from one or more reputable brokers/dealers; (3)
certain portfolio securities may be valued by an outside
pricing service/vendor approved by the Trust’s Board of
Trustees (the “Trustees”). The pricing service/vendor may
employ a pricing model that takes into account, among
other things, bids, yield spreads and/or other market data
and specific security characteristics. If Morgan Stanley
Investment Management Inc. (the “Adviser”) a whol-
ly-owned subsidiary of Morgan Stanley, determines that
the price provided by the outside pricing service/vendor
or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may
also be utilized. In these circumstances, the value of the
security will be the mean of bid and asked prices obtained
from reputable brokers/dealers; (4) when market quo-
tations are not readily available, as defined by Rule 2a-5
under the Act, including circumstances under which the
Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices
are not reflective of a security’s market value, portfolio
securities are valued at their fair value as determined in
good faith under procedures established by and under the
general supervision of the Trustees; and (5) investments
in mutual funds, including the Morgan Stanley Institu-
tional Liquidity Funds, are valued at the net asset value
(“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
fair value.
2. Fair Value Measurement:
Financial Accounting Stan-
dards Board (“FASB”) Accounting Standards Codifica-
tion
TM
(“ASC”), “Fair Value Measurement” (“ASC 820”),
defines fair value as the price that would be received to
sell an asset or pay to transfer a liability in an orderly
transaction between market participants at the measure-
ment date. ASC 820 establishes a three tier hierarchy to
distinguish between (1) inputs that reflect the assump-
tions market participants would use in valuing an asset or
liability developed based on market data obtained from
sources independent of the reporting entity (observable
inputs) and (2) inputs that reflect the reporting entity’s
own assumptions about the assumptions market partici-
pants would use in valuing an asset or liability developed
based on the best information available in the circum-
stances (unobservable inputs) and to establish classifica-
tion of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the
Fund’s investments. The inputs are summarized in the
three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2024:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value.
B. Management Fees:
 The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Common Stocks
$ 54,841
(1)
$ — $ — $ 54,841
Short-Term Investment
Investment Company 45 — — 45
Total Assets $ 54,886 $— $— $54,886
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.15% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan ("Plan")
pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to
0.25% of its average daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. ("JPMorgan").
.
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
.
F. Issuance and Redemption of Fund Shares:
The Fund
is an exchange-traded fund or ETF. Individual Fund shares
may only be purchased and sold on a national securities
exchange through a broker-dealer and investors may pay a
commission to such broker-dealers in connection with their
purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with the Fund’s Distributor. An Authorized Participant is
either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net
Settlement System of the National Securities Clearing Corpo-
ration) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must
have executed an agreement (“Participation Agreement”) with
the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
.
G. Security Transactions and Transactions with Affil-
iates:
 For the six months ended March 31, 2024 purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $1,805,482 and $1,543,455,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the six months ended March
31, 2024. Purchase and Sales related to In-Kind transactions were $26,378,741 and $2,789,185 for the six months ended
March 31, 2024.
.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31,
2024, management fees paid were reduced by $85 relating to
the Fund’s investment in the Liquidity Fund.

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended March 31, 2024 is as follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accord-
ingly, no provision for federal income taxes is required in the financial statements.
.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2023 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, due to a tax adjustment related to an in-kind redemption, resulted in the following reclassifications among the components of net assets at September 30, 2023:
At September 30, 2023, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2023, the Fund had available for fed-
eral income tax purposes unused short-term capital losses
of $500,081 that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
.
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries,
Affiliated
Investment
Company
Value
September 30,
2023
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ 82 $ 978 $ 1,015 $ 3
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2024
(000)
Liquidity Fund   $ – $ – $ 45
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$181,123 $–
Total
Accumulated Paid-In
Loss Capital
$(386,376) $386,376
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$21,873 $–

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
20
Morgan Stanley ETF Trust
companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and politi-
cal (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global
financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively
impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate preexisting risks to the
Fund. The occurrence, duration and extent of these or other
types of adverse economic and market conditions and uncer-
tainty over the long term cannot be reasonably projected or
estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market develop-
ments and the extent to which the associated conditions
impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The finan-
cial performance of the Fund’s investments (and, in turn, the
Fund’s investment results) as well as their liquidity may be ad-
versely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions.
The Fund's principal risks include, but are not limited
to, the following:
Tracking Error Risk:
Tracking error risk refers to the risk
that the Fund’s performance may not match or correlate to
that of the index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of transac-
tion costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the index or the need to meet new or existing regulatory requirements. Factors such as Fund expens-
es, imperfect correlation between the Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, limitations on Fund invest-
ments imposed by Fund diversification and/or concentration
policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the index are not reduced by investment and other operating
expenses, including the trading costs associated with imple-
menting changes to its portfolio of investments. Tracking error risk may cause the Fund’s performance to be less than expected.
Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal cir-
cumstances. The Fund may be required to deviate its invest-
ments from the securities and relative weightings of the index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. If the Fund uses a sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.
Index Related Risk:
The Fund’s return may not track the
return of the index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund
incurs a number of operating expenses not applicable to the
index, and incurs costs in buying and selling securities, espe-
cially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. In addition, the
Fund’s return may differ from the return of the index because of, among other things, pricing differences and the inability to purchase certain securities included in the index due to regu-
latory or other restrictions.
In addition, because the Fund uses a representative sampling approach, the Fund can be expected to be less correlated with the return of the index as when a fund purchases all of the
securities in an index in the proportions in which they are rep-
resented in the index. Errors in the construction or calculation of the index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the index may be heightened during times of
increased market volatility or other unusual market conditions.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
21
Morgan Stanley ETF Trust
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Trading Risk:
  The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
 The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

22
Semi-Annual Report — March 31, 2024 (unaudited)
Liquidity Risk Management Program
Morgan Stanley ETF Trust
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and man-
age the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.
At a meeting held on March 13-24, 2024, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2023, through December
31, 2023, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.
In accordance with the Program, the Fund's liquidity risk is assessed by LRS no less frequently than annually taking into consider-
ation certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-
term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources.
Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the invest-
ment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific consider-
ations, as well as market depth, and in some cases utilize third-party vendor data.
The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not pri-
marily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the
Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

23
Semi-Annual Report — March 31, 2024 (unaudited)
Important Notices
Morgan Stanley ETF Trust
Reporting to Shareholders
The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the securi-
ty names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”),
a clearing agency that is registered with the SEC. The basket represents one Creation Unit of the Fund. The Trust, Adviser, Custo-
dian and Distributor will not disseminate non-public information concerning the Trust. The Trust provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings will be available on the Fund’s public website, www.morganstanley.com/im.
Proxy Voting Policy and Proxy Voting Record
The Board of Trustees believes that the voting of proxies on securities held by the Trust is an important element of the overall invest-
ment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Adviser.
The Adviser has engaged Calvert to provide proxy voting services with respect to the Trust. The Adviser’s Proxy Voting Policy speci-
fies that each Fund will follow Calvert’s Proxy Voting Policies and Procedures and Global Proxy Voting Guidelines. When available, the Trust’s proxy voting record for the most recent 12-month period ending June 30, as filed with the SEC, will be available without charge on our web site at www.morganstanley.com/im. The Trust’s proxy voting record will also be available without charge on the
SEC’s web site at http://www.sec.gov.
Tailored Shareholder Reports
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available on-
line, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

24
Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice
February 2024
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No*
For our affiliates’ everyday business purposes —
information about your creditworthiness
Yes Yes*
For our affiliates to market to you
Yes Yes*
For non-affiliates to market to you
No We don’t share

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
25
February 2024
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.
What happens when I limit sharing for an
account I hold jointly with someone else?
Your choices will apply to everyone on your account.

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
26
February 2024
Morgan Stanley ETF Trust
Definitions
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include registered investment advisers such
as Eaton Vance Management and Calvert Research and
Management, registered broker-dealers such as Morgan
Stanley Distributors Inc. and Eaton Vance Distributors,
Inc., and registered and unregistered funds sponsored
by Morgan Stanley Investment Management such as the
registered funds within Morgan Stanley Institutional Fund,
Inc. (together, the “Investment Management Affiliates”);
and companies with a Morgan Stanley name and financial
companies such as Morgan Stanley Barney LLC and
Morgan Stanley & Co. (the, “Morgan Stanley Affiliates”).
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
*PLEASE NOTE: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the
Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the
Investment Management Affiliates from marketing their products to you.
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

27
Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)
Trustees and Officers Information
Trustees
Frank L Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Michael F. Klein
Patricia A Maleski
W. Allen Reed, Chair of the Board
Adviser
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Officers
John H. Gernon
President and Principal Executive Officer
Deidre A. Downes
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary and Chief Legal Officer
Michael J. Key
Vice President
Anthony R. Rochte
Vice President
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Morgan, Lewis, Bockius LLP
One State Street
Hartford, Connecticut 06103
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ETFCALUSMIDCAPCRISAN
6598361 EXP 05.31.25
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Calvert US Select Equity
ETF
NYSE Arca: CVSE
Semi-Annual Report
March 31, 2024

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management’s website: www.morganstanley.com/im.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Expense Example
...........................................................................................
3
Performance Summary
.....................................................................................
4
Portfolio of Investments
.....................................................................................
5
Statement of Assets and Liabilities
..........................................................................
8
Statement of Operations
....................................................................................
9
Statements of Changes in Net Assets
.......................................................................
10
Financial Highlights
.........................................................................................
11
Notes to Financial Statements
...............................................................................
12
Liquidity Risk Management Program
.........................................................................
18
Important Notices
..........................................................................................
19
U.S. Customer Privacy Notice
...............................................................................
20
Trustees and Officers Information
...........................................................................
23

Semi-Annual Report — March 31, 2024 (unaudited)
Shareholders’ Letter
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Calvert US Select Equity
ETF (the “Fund”) performed during the latest six-month period.
Morgan Stanley Investment Management, the Fund's investment adviser, is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving chal-
lenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
April 2024

Semi-Annual Report — March 31, 2024 (unaudited)
Expense Example
Calvert US Select Equity ETF
Morgan Stanley ETF Trust
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include man-
agement fees, and distribution and shareholder services fees. This example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2024 and held for the entire six-month period.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
(
10/1/23
)
Actual Ending
Account
Value
(3/31/24)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Calvert US Select Equity ETF
$1,000.00 $1,254.50 $1,023.55 $1.63 $1.47 0.29%
* Expenses are calculated using the Fund’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/366 (to reflect the most recent one-half year period).
** Annualized.

Semi-Annual Report — March 31, 2024 (unaudited)
Performance Summary
Calvert US Select Equity ETF
Morgan Stanley ETF Trust
* Cumulative Return
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.
morganstanley.com/im . Investment return and principal value will fluctuate so that Fund shares, when sold or redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the selling or redemption of Fund shares.
Fund's total returns are calculated as of the last business day of the period.
Performance Compared to the Russell 1000
®
Index
(1)
Period Ended March 31, 2024
Total Returns
Average Annual
Six
Months
*
One
Year
Since
Inception
(2)
Calvert US Select Equity ETF - NAV
(3)
25.45% 27.53% 24.62%
Calvert US Select Equity ETF - Market Price
(3)
25.59% 27.70% 24.72%
Russell 1000
®
Index 23.49% 29.87% 27.61%
(1) The Russell 1000
®
Index is an unmanaged index of 1,000 U.S. large-cap stocks. The Russell 1000
®
Index is an index of approximately 1,000 of
the largest U.S. companies based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2) For comparative purposes, average annual since inception returns listed for the Index refer to the inception date of the Fund, not the inception of the
Index.
(3) Commenced operations on January 30, 2023.

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments
Calvert US Select Equity ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.6%)
Air Freight & Logistics ( 0 .2% )
Expeditors International of Washington, Inc. 583 $ 70,875
Automobiles ( 0 .9% )
General Motors Co. 5,744 260,490
Banks ( 2 .0% )
Citizens Financial Group, Inc. 984 35,709
Fifth Third Bancorp 2,345 87,257
Huntington Bancshares, Inc. 5,643 78,720
KeyCorp 1,019 16,110
Regions Financial Corp. 2,277 47,908
Truist Financial Corp. 6,310 245,964
Webster Financial Corp. 1,537 78,034
589,702
Biotechnology ( 2 .3% )
Alnylam Pharmaceuticals, Inc. (a) 496 74,127
Amgen, Inc. 1,071 304,507
Exact Sciences Corp. (a) 601 41,505
Gilead Sciences, Inc. 2,147 157,268
Moderna, Inc. (a) 68 7,246
Regeneron Pharmaceuticals, Inc. (a) 41 39,462
Vertex Pharmaceuticals, Inc. (a) 130 54,341
678,456
Broadline Retail ( 0 .4% )
eBay, Inc. 1,135 59,905
Etsy, Inc. (a) 105 7,216
Macy's, Inc. 1,895 37,881
105,002
Building Products ( 0 .7% )
Trane Technologies plc 657 197,231
Capital Markets ( 4 .5% )
Charles Schwab Corp. (The) 2,473 178,897
FactSet Research Systems, Inc. 146 66,341
Franklin Resources, Inc. 596 16,754
Intercontinental Exchange, Inc. 1,715 235,692
LPL Financial Holdings, Inc. 127 33,553
Morningstar, Inc. 284 87,577
MSCI, Inc., Class  A 51 28,583
Nasdaq, Inc. 1,630 102,853
S&P Global, Inc. 998 424,599
State Street Corp. 1,349 104,305
T Rowe Price Group, Inc. 419 51,084
1,330,238
Chemicals ( 2 .6% )
Ecolab, Inc. 887 204,808
FMC Corp. 1,030 65,611
Linde plc 451 209,409
Mosaic Co. (The) 2,981 96,763
Sherwin-Williams Co. (The) 499 173,318
749,909
Commercial Services & Supplies ( 0 .6% )
Cintas Corp. 67 46,031
MSA Safety, Inc. 411 79,565
Tetra Tech, Inc. 128 23,643
Shares Value
Veralto Corp. 157 $ 13,920
163,159
Communications Equipment ( 1 .1% )
Ciena Corp. (a) 253 12,511
Cisco Systems, Inc. 4,812 240,167
Lumentum Holdings, Inc. (a) 191 9,044
Motorola Solutions, Inc. 150 53,247
314,969
Consumer Finance ( 1 .3% )
American Express Co. 852 193,992
Capital One Financial Corp. 415 61,789
Discover Financial Services 1,004 131,615
387,396
Consumer Staples Distribution & Retail ( 0 .7% )
Target Corp. 1,174 208,045
Containers & Packaging ( 0 .5% )
Ball Corp. 2,048 137,953
Distributors ( 0 .1% )
Genuine Parts Co. 227 35,169
Diversified Consumer Services ( 0 .4% )
Bright Horizons Family Solutions, Inc. (a) 677 76,744
Service Corp. International 694 51,502
128,246
Diversified Telecommunication Services ( 1 .0% )
Verizon Communications, Inc. 7,011 294,182
Electric Utilities ( 0 .9% )
Eversource Energy 3,308 197,719
NextEra Energy, Inc. 1,131 72,282
270,001
Electrical Equipment ( 2 .8% )
Eaton Corp. plc 1,908 596,593
Emerson Electric Co. 1,162 131,794
Rockwell Automation, Inc. 344 100,218
828,605
Entertainment ( 2 .9% )
Electronic Arts, Inc. 197 26,136
Netflix, Inc. (a) 621 377,152
Walt Disney Co. (The) 3,619 442,821
846,109
Financial Services ( 3 .5% )
Fidelity National Information Services, Inc. 565 41,911
Mastercard, Inc., Class  A 940 452,676
MGIC Investment Corp. 1,190 26,608
PayPal Holdings, Inc. (a) 913 61,162
Rocket Cos., Inc., Class  A (a) 1,405 20,443
Visa, Inc., Class  A 1,486 414,713
1,017,513
Food Products ( 2 .0% )
Darling Ingredients, Inc. (a) 168 7,814
General Mills, Inc. 4,493 314,375
JM Smucker Co. (The) 1,151 144,877
McCormick & Co., Inc. (Non-Voting) 1,435 110,222
577,288

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Select Equity ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Ground Transportation ( 0 .1% )
Knight-Swift Transportation Holdings, Inc.,
Class  A 360 $ 19,807
Health Care Equipment & Supplies ( 2 .3% )
Boston Scientific Corp. (a) 1,551 106,228
Edwards Lifesciences Corp. (a) 1,404 134,166
Hologic, Inc. (a) 1,153 89,888
IDEXX Laboratories, Inc. (a) 227 122,564
ResMed, Inc. 525 103,966
STERIS plc 522 117,356
674,168
Health Care Providers & Services ( 1 .0% )
DaVita, Inc. (a) 226 31,199
Humana, Inc. 505 175,094
Laboratory Corp. of America Holdings 293 64,009
Quest Diagnostics, Inc. 108 14,376
284,678
Health Care REITs ( 0 .1% )
Ventas, Inc. 683 29,738
Hotel & Resort REITs ( 0 .1% )
Host Hotels & Resorts, Inc. 901 18,633
Hotels, Restaurants & Leisure ( 0 .7% )
Darden Restaurants, Inc. 572 95,610
Planet Fitness, Inc., Class  A (a) 291 18,225
Vail Resorts, Inc. 450 100,274
214,109
Household Products ( 0 .4% )
Church & Dwight Co., Inc. 301 31,397
Clorox Co. (The) 574 87,885
119,282
Industrial REITs ( 0 .8% )
Prologis, Inc. 1,743 226,973
Insurance ( 4 .5% )
Allstate Corp. (The) 201 34,775
Hartford Financial Services Group, Inc. (The) 589 60,696
MetLife, Inc. 4,781 354,320
Primerica, Inc. 260 65,770
Progressive Corp. (The) 1,779 367,933
Prudential Financial, Inc. 1,918 225,173
Travelers Cos., Inc. (The) 902 207,586
1,316,253
IT Services ( 2 .2% )
Accenture plc, Class  A 1,541 534,126
Akamai Technologies, Inc. (a) 493 53,619
Snowflake, Inc., Class  A (a) 134 21,655
Twilio, Inc., Class  A (a) 282 17,244
VeriSign, Inc. (a) 130 24,636
651,280
Leisure Products ( 0 .4% )
Hasbro, Inc. 1,541 87,097
Mattel, Inc. (a) 1,396 27,655
114,752
Life Sciences Tools & Services ( 1 .4% )
Agilent Technologies, Inc. 891 129,649
Danaher Corp. 470 117,368
Shares Value
Fortrea Holdings, Inc. (a) 296 $ 11,882
Waters Corp. (a) 182 62,650
West Pharmaceutical Services, Inc. 246 97,345
418,894
Machinery ( 5 .2% )
Caterpillar, Inc. 772 282,884
Cummins, Inc. 970 285,810
Deere & Co. 422 173,332
Illinois Tool Works, Inc. 793 212,786
Parker-Hannifin Corp. 759 421,845
Pentair plc 763 65,191
Stanley Black & Decker, Inc. 342 33,492
Xylem, Inc. 360 46,526
1,521,866
Media ( 0 .8% )
Interpublic Group of Cos., Inc. (The) 2,757 89,961
Omnicom Group, Inc. 1,576 152,494
242,455
Metals & Mining ( 0 .9% )
Nucor Corp. 1,331 263,405
Multi-Utilities ( 0 .5% )
Consolidated Edison, Inc. 780 70,832
Sempra 1,154 82,892
153,724
Office REITs ( 0 .0% ) (b)
Boston Properties, Inc. 185 12,082
Personal Care Products ( 0 .6% )
Estee Lauder Cos., Inc. (The), Class  A 1,072 165,249
Pharmaceuticals ( 6 .2% )
Bristol-Myers Squibb Co. 2,632 142,734
Eli Lilly & Co. 1,091 848,754
Merck & Co., Inc. 5,626 742,351
Pfizer, Inc. 3,247 90,104
1,823,943
Professional Services ( 2 .2% )
Automatic Data Processing, Inc. 750 187,305
FTI Consulting, Inc. (a) 308 64,769
Genpact Ltd. 787 25,932
ManpowerGroup, Inc. 396 30,746
Paylocity Holding Corp. (a) 63 10,827
Robert Half, Inc. 187 14,825
Verisk Analytics, Inc., Class  A 1,344 316,821
651,225
Real Estate Management & Development ( 0 .4% )
CBRE Group, Inc., Class  A (a) 186 18,087
Jones Lang LaSalle, Inc. (a) 483 94,228
112,315
Residential REITs ( 0 .2% )
Equity Residential 783 49,415
Retail REITs ( 0 .5% )
Brixmor Property Group, Inc. 652 15,289
Kimco Realty Corp. 948 18,590
Simon Property Group, Inc. 650 101,719
135,598

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Select Equity ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Semiconductors & Semiconductor Equipment ( 8 .6% )
Advanced Micro Devices, Inc. (a) 985 $ 177,783
Applied Materials, Inc. 902 186,019
First Solar, Inc. (a) 165 27,852
Intel Corp. 4,110 181,539
Micron Technology, Inc. 1,113 131,211
NVIDIA Corp. 1,830 1,653,515
ON Semiconductor Corp. (a) 251 18,461
Texas Instruments, Inc. 741 129,090
2,505,470
Software ( 13 .0% )
Adobe, Inc. (a) 402 202,849
Autodesk, Inc. (a) 375 97,658
Cadence Design Systems, Inc. (a) 450 140,076
HubSpot, Inc. (a) 143 89,598
Intuit, Inc. 224 145,600
Microsoft Corp. 5,737 2,413,671
Salesforce, Inc. 999 300,879
ServiceNow, Inc. (a) 341 259,978
Synopsys, Inc. (a) 133 76,009
Workday, Inc., Class  A (a) 327 89,189
3,815,507
Specialized REITs ( 1 .4% )
American Tower Corp. 1,036 204,703
Equinix, Inc. 28 23,109
Extra Space Storage, Inc. 76 11,172
Iron Mountain, Inc. 1,938 155,447
394,431
Specialty Retail ( 4 .0% )
Best Buy Co., Inc. 839 68,823
Dick's Sporting Goods, Inc. 94 21,137
Gap, Inc. (The) 1,633 44,989
Home Depot, Inc. (The) 1,042 399,711
Lowe's Cos., Inc. 887 225,946
O'Reilly Automotive, Inc. (a) 51 57,573
TJX Cos., Inc. (The) 989 100,304
Tractor Supply Co. 324 84,797
Ulta Beauty, Inc. (a) 278 145,361
Williams-Sonoma, Inc. 105 33,341
1,181,982
Technology Hardware, Storage & Peripherals ( 6 .7% )
Apple, Inc. 10,186 1,746,696
Hewlett Packard Enterprise Co. 8,181 145,049
HP, Inc. 2,610 78,874
1,970,619
Textiles, Apparel & Luxury Goods ( 1 .1% )
Capri Holdings Ltd. (a) 543 24,598
Lululemon Athletica, Inc. (a) 351 137,118
NIKE, Inc., Class  B 1,055 99,149
Ralph Lauren Corp., Class  A 129 24,221
Tapestry, Inc. 834 39,598
324,684
Trading Companies & Distributors ( 1 .2% )
Core & Main, Inc., Class  A (a) 233 13,339
Ferguson plc 751 164,041
Shares Value
United Rentals, Inc. 258 $ 186,047
363,427
Water Utilities ( 0 .7% )
American Water Works Co., Inc. 1,604 196,025
Total Common Stocks
(Cost $22,870,680) 29,162,527
Short-Term Investment ( 0 .3% )
Investment Company (0.3%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
5.22% ( See Note G )
(Cost $78,392)
78,392 78,392
Total Investments ( 99 .9% )
(Cost $ 22,949,072 ) (c) 29,240,919
Other Assets in Excess of Liabilities (0.1%) 26,853
NET ASSETS (100.0%) $29,267,772
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) At March 31, 2024, the aggregate cost for federal income tax purposes is $22,949,072. The aggregate gross unrealized
appreciation is $6,999,751 and the aggregate gross unrealized depreciation is $707,904, resulting in net unrealized appreciation of
$6,291,847.
REIT Real Estate Investment Trust
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 60 .3%
Software 13 .0
Semiconductors & Semiconductor Equipment 8 .6
Technology Hardware, Storage & Peripherals 6 .7
Pharmaceuticals 6 .2
Machinery 5 .2
Total Investments 100 .0%
*
Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2024 (unaudited)
Calvert US Select Equity ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2024
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $22,870,680) $ 29,162,527
Investment in Security of Affiliated Issuer, at Value (Cost $78,392) 78,392
Total Investments in Securities, at Value (Cost $22,949,072) 29,240,919
Cash 9,972
Dividends Receivable 23,946
Total Assets
29,274,837
Liabilities:
Payable for Management Fee 7,065
Total Liabilities
7,065
Net Assets
$ 29,267,772
Net Assets Consist of:
Paid-in-Capital $ 23,340,146
Total Distributable Earnings 5,927,626
Net Assets
$ 29,267,772
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 460,000
Net Asset Value Per Share
$ 63 .63

Semi-Annual Report — March 31, 2024 (unaudited)
Calvert US Select Equity ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Six Months Ended
March 31, 2024
Investment Income:
Dividends from Securities of Unaffiliated Issuers $ 212,122
Dividends from Security of Affiliated Issuer (Note G) 1,479
Total Investment Income 213,601
Expenses:
Management Fee (Note B) 37,503
Total Expenses 37,503
Rebate from Morgan Stanley Affiliate (Note G) (44)
Net Expenses 37,459
Net Investment Income
176,142
Realized Gain (Loss):
Investments Sold (87,681)
Net Realized Loss (87,681)
Change in Unrealized Appreciation (Depreciation):
Investments 5,896,792
Net Change in Unrealized Appreciation (Depreciation) 5,896,792
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
5,809,111
Net Increase in Net Assets Resulting from Operations $ 5,985,253

Semi-Annual Report — March 31, 2024
Calvert US Select Equity ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Six Months Ended
March 31, 2024
(unaudited)
Period from
January 30, 2023
^
to
September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 176,142  $ 216,600
Net Realized Gain (Loss) (87,681) 32,125
Net Change in Unrealized Appreciation (Depreciation) 5,896,792  395,055
Net Increase in Net Assets Resulting from Operations 5,985,253  643,780
Dividends and Distributions to Shareholders:
Dividends and Distributions (174,439) (196,967)
Total Dividends and Distributions to Shareholders (174,439) (196,967)
Capital Share Transactions:
Subscribed –  20,000,000
(1)
Subscribed In-Kind 1,507,121  3,042,264
Redeemed In-Kind –  (1,539,240)
Net Increase in Net Assets Resulting from Capital Share Transactions 1,507,121  21,503,024
Total Increase in Net Assets 7,317,935  21,949,837
Net Assets:
Beginning of Period 21,949,837  –
End of Period $ 29,267,772  $ 21,949,837
Capital Share Transactions:
Beginning of Period 430,000  –
Shares Subscribed –  400,000
Shares Subscribed In-Kind 30,000  60,000
Shares Redeemed In-Kind –  (30,000)
Shares Outstanding, End of Period Net Increase in 460,000  430,000
^ Commencement of Operations
(1) Total consists of subscriptions for seed capital by the Adviser and other related parties of the Fund.

Semi-Annual Report — March 31, 2024
Financial Highlights
Calvert US Select Equity ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2024
(unaudited)
Period from
January 30, 2023
(1)
to
September 30, 2023
Net Asset Value, Beginning of Period
$ 51 .05 $ 50 .00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
0 .39 0 .50
Net Realized and Unrealized Gain 12 .57 1 .01
Total from Investment Operations 12 .96 1 .51
Distributions from and/or in Excess of:
— —
Net Investment Income ( 0 .38 ) ( 0 .46 )
Net Asset Value, End of Period
$ 63 .63 $ 51 .05
Total Return
(3)
25 .45%
(4)
3 .00%
(4)
Ratios to Average Net Assets and Supplemental Data:
$29,268 $21,950
Net Assets, End of Period (Thousands) $ 29,268 $ 21,950
Ratio of Expenses 0 .29%
(5) (6)
0 .29%
(5) (6)
Ratio of Net Investment Income 1 .36%
(5) (6)
1 .45%
(5) (6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(5) (7)
0 .00%
(5) (7)
Portfolio Turnover Rate 4%
(4) (8)
18%
(4) (8)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

12
Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the "Trust") is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the "Declaration of Trust"), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
"Act").
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification ("ASC") Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the
Calvert
US Select Equity ETF
 (the "Fund"), which seeks to provide
long-term capital appreciation. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices if
such bid and asked prices are available on the relevant ex-
changes. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on
the valuation date with no reported bid and asked prices
available on the exchange are valued at the mean between
the current bid and asked prices obtained from one or
more reputable brokers/dealers. In cases where a securi-
ty is traded on more than one exchange, the security is
valued on the exchange designated as the primary market;
(2) all other equity portfolio securities for which over-the-
counter (“OTC”) market quotations are readily available
are valued at the latest reported sales price (or at the mar-
ket official closing price if such market reports an official closing price), and if there was no trading in the security
on a given day and if there is no official closing price
from relevant markets for that day, the security is valued
at the mean between the last reported bid and asked
prices if such bid and asked prices are available on the rel-
evant markets. An unlisted equity security that does not
trade on the valuation date and for which bid and asked
prices from the relevant markets are unavailable is valued
at the mean between the current bid and asked prices
obtained from one or more reputable brokers/dealers; (3)
certain portfolio securities may be valued by an outside
pricing service/vendor approved by the Trust’s Board of
Trustees (the “Trustees”). The pricing service/vendor may
employ a pricing model that takes into account, among
other things, bids, yield spreads and/or other market data
and specific security characteristics. If Morgan Stanley
Investment Management Inc. (the “Adviser”) a whol-
ly-owned subsidiary of Morgan Stanley, determines that
the price provided by the outside pricing service/vendor
or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may
also be utilized. In these circumstances, the value of the
security will be the mean of bid and asked prices obtained
from reputable brokers/dealers; (4) when market quo-
tations are not readily available, as defined by Rule 2a-5
under the Act, including circumstances under which the
Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices
are not reflective of a security’s market value, portfolio
securities are valued at their fair value as determined in
good faith under procedures established by and under the
general supervision of the Trustees; and (5) investments
in mutual funds, including the Morgan Stanley Institu-
tional Liquidity Funds, are valued at the net asset value
(“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
13
Morgan Stanley ETF Trust
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting Stan-
dards Board (“FASB”) Accounting Standards Codifica-
tion
TM
(“ASC”), “Fair Value Measurement” (“ASC 820”),
defines fair value as the price that would be received to
sell an asset or pay to transfer a liability in an orderly
transaction between market participants at the measure-
ment date. ASC 820 establishes a three tier hierarchy to
distinguish between (1) inputs that reflect the assump-
tions market participants would use in valuing an asset or
liability developed based on market data obtained from
sources independent of the reporting entity (observable
inputs) and (2) inputs that reflect the reporting entity’s
own assumptions about the assumptions market partici-
pants would use in valuing an asset or liability developed
based on the best information available in the circum-
stances (unobservable inputs) and to establish classifica-
tion of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the
Fund’s investments. The inputs are summarized in the
three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2024:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions and Income:
Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend at fair value.
B. Management Fees:
 The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Common Stocks
$ 29,163
(1)
$ — $ — $ 29,163
Short-Term Investment
Investment Company 78 — — 78
Total Assets $ 29,241 $— $— $29,241
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
14
Morgan Stanley ETF Trust
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.29% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan ("Plan")
pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to
0.25% of its average daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. ("JPMorgan").
.
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
.
F. Issuance and Redemption of Fund Shares:
The Fund
is an exchange-traded fund or ETF. Individual Fund shares
may only be purchased and sold on a national securities
exchange through a broker-dealer and investors may pay a
commission to such broker-dealers in connection with their
purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 30,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with the Fund’s Distributor. An Authorized Participant is
either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net
Settlement System of the National Securities Clearing Corpo-
ration) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must
have executed an agreement (“Participation Agreement”) with
the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
.
G. Security Transactions and Transactions with Affili-
ates:
 For the six months ended March 31, 2024 purchases and
sales of investment securities for the Fund, other than long-
term U.S. Government securities, short-term investments and
In-Kind transactions were $993,343 and $1,049,393, respec-
tively. There were no purchases and sales of long-term U.S.
Government securities for the six months ended March 31,
2024. Purchase and Sales related to In-Kind transactions were
$1,503,548 and $0 for the six months ended March 31, 2024.
.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31,
2024, management fees paid were reduced by $44 relating to
the Fund’s investment in the Liquidity Fund.

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended March 31, 2024 is as follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accord-
ingly, no provision for federal income taxes is required in the financial statements.
.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2023 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2023 was as follows:
.
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, due to a tax adjustment related to an in-kind redemption, resulted in the following reclassifications among the components of net assets at September 30, 2023:
At September 30, 2023, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2023, the Fund had available for fed-
eral income tax purposes unused short-term capital losses
of $297,876 that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
.
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well
Affiliated
Investment
Company
Value
September 30,
2023
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ 29 $ 334 $ 285 $ 1
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2024
(000)
Liquidity Fund   $ – $ – $ 78
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$196,967 $–
Total
Distributable Paid-In
Earnings Capital
$(330,001) $330,001
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$19,633 $–

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and politi-
cal (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global
financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively
impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate preexisting risks to the
Fund. The occurrence, duration and extent of these or other
types of adverse economic and market conditions and uncer-
tainty over the long term cannot be reasonably projected or
estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market develop-
ments and the extent to which the associated conditions
impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The finan-
cial performance of the Fund’s investments (and, in turn, the
Fund’s investment results) as well as their liquidity may be ad-
versely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions.
The Fund's principal risks include, but are not limited
to, the following:
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

18
Semi-Annual Report — March 31, 2024 (unaudited)
Liquidity Risk Management Program
Morgan Stanley ETF Trust
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and man-
age the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.
At a meeting held on March 13-24, 2024, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2023, through December
31, 2023, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.
In accordance with the Program, the Fund's liquidity risk is assessed by LRS no less frequently than annually taking into consider-
ation certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-
term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources.
Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the invest-
ment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific consider-
ations, as well as market depth, and in some cases utilize third-party vendor data.
The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not pri-
marily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the
Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

19
Semi-Annual Report — March 31, 2024 (unaudited)
Important Notices
Morgan Stanley ETF Trust
Reporting to Shareholders
The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the securi-
ty names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”),
a clearing agency that is registered with the SEC. The basket represents one Creation Unit of the Fund. The Trust, Adviser, Custo-
dian and Distributor will not disseminate non-public information concerning the Trust. The Trust provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings will be available on the Fund’s public website, www.morganstanley.com/im.
Proxy Voting Policy and Proxy Voting Record
The Board of Trustees believes that the voting of proxies on securities held by the Trust is an important element of the overall invest-
ment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Adviser.
The Adviser has engaged Calvert to provide proxy voting services with respect to the Trust. The Adviser’s Proxy Voting Policy speci-
fies that each Fund will follow Calvert’s Proxy Voting Policies and Procedures and Global Proxy Voting Guidelines. When available, the Trust’s proxy voting record for the most recent 12-month period ending June 30, as filed with the SEC, will be available without charge on our web site at www.morganstanley.com/im. The Trust’s proxy voting record will also be available without charge on the
SEC’s web site at http://www.sec.gov.
Tailored Shareholder Reports
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available on-
line, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

20
Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice
February 2024
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No*
For our affiliates’ everyday business purposes —
information about your creditworthiness
Yes Yes*
For our affiliates to market to you
Yes Yes*
For non-affiliates to market to you
No We don’t share

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
21
February 2024
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.
What happens when I limit sharing for an
account I hold jointly with someone else?
Your choices will apply to everyone on your account.

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
22
February 2024
Morgan Stanley ETF Trust
Definitions
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include registered investment advisers such
as Eaton Vance Management and Calvert Research and
Management, registered broker-dealers such as Morgan
Stanley Distributors Inc. and Eaton Vance Distributors,
Inc., and registered and unregistered funds sponsored
by Morgan Stanley Investment Management such as the
registered funds within Morgan Stanley Institutional Fund,
Inc. (together, the “Investment Management Affiliates”);
and companies with a Morgan Stanley name and financial
companies such as Morgan Stanley Barney LLC and
Morgan Stanley & Co. (the, “Morgan Stanley Affiliates”).
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
*PLEASE NOTE: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the
Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the
Investment Management Affiliates from marketing their products to you.
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

23
Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)
Trustees and Officers Information
Trustees
Frank L Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Michael F. Klein
Patricia A Maleski
W. Allen Reed, Chair of the Board
Adviser
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Officers
John H. Gernon
President and Principal Executive Officer
Deidre A. Downes
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary and Chief Legal Officer
Michael J. Key
Vice President
Anthony R. Rochte
Vice President
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Morgan, Lewis, Bockius LLP
One State Street
Hartford, Connecticut 06103
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ETFCALUSELEQTYSAN
6598510 EXP 05.31.25
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate
ETF
NYSE Arca: EVLN
Semi-Annual Report
March 31, 2024

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management’s website: www.morganstanley.com/im.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Expense Example
...........................................................................................
3
Performance Summary
.....................................................................................
4
Portfolio of Investments
.....................................................................................
5
Statement of Assets and Liabilities
..........................................................................
14
Statement of Operations
....................................................................................
15
Statement of Changes in Net Assets
........................................................................
16
Financial Highlights
.........................................................................................
17
Notes to Financial Statements
...............................................................................
18
Investment Advisory Agreement Approval
....................................................................
24
Liquidity Risk Management Program
.........................................................................
26
Important Notices
..........................................................................................
27
U.S. Customer Privacy Notice
...............................................................................
28
Trustees and Officers Information
...........................................................................
31

2
Semi-Annual Report — March 31, 2024 (unaudited)
Shareholders’ Letter
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Eaton Vance Floating-Rate
ETF (the “Fund”) performed during the period beginning February 6, 2024 (when the Fund commenced operations) and ended
March 31, 2024.
Morgan Stanley Investment Management, the Fund's investment adviser, is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving chal-
lenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
April 2024

3
Semi-Annual Report — March 31, 2024 (unaudited)
Expense Example
Eaton Vance Floating-Rate ETF
Morgan Stanley ETF Trust
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include man-
agement fees, and distribution and shareholder services fees. This example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 2/6/24-
3/31/24.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
(2/6/24)
Actual Ending
Account
Value
(3/31/24)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Eaton Vance Floating-Rate ETF
^
$1,000.00 $1,009.80 $1,006.66 $0.86 $0.86 0.57%
* Expenses are calculated using the Fund’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 55/366 (to reflect the actual days in the period).
** Annualized.
^ The Fund commenced operations on February 6, 2024.

4
Semi-Annual Report — March 31, 2024 (unaudited)
Performance Summary
Eaton Vance Floating-Rate ETF
Morgan Stanley ETF Trust
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.
morganstanley.com/im. Investment return and principal value will fluctuate so that Fund shares, when sold or redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the selling or redemption of Fund shares.
Returns for periods less than one year are not annualized. Fund's total returns are calculated as of the last business day of the period.
Performance Compared to the Bloomberg U.S. Universal Index
(1)
and the Morningstar LSTA U.S. Leveraged
Loan Total Return Index
(2)
Cumulative
Total Return for the
Period Ended
March 31, 2024
Since
Inception
(3)
Eaton Vance Floating-Rate ETF - NAV
(4)
0.98%
Eaton Vance Floating-Rate ETF - Market Price
(4)
1.28%
Bloomberg U.S. Universal Index 0.37%
Morningstar LSTA U.S. Leveraged Loan Total Return Index 1.67%
(1) The Bloomberg U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A
Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Fund’s primary benchmark index was changed from the Morningstar LSTA U.S. Leveraged Loan Total Return Index to the Bloomberg
U.S. Universal Index to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market.
(2) Morningstar LSTA U.S. Leveraged Loan Total Return Index is an unmanaged index of the U.S. leveraged loan market. Prior to August 29, 2022, the index name was S&P/LSTA Leveraged Loan Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Historical performance of the index illustrates market trends and does not represent the past or future performance of the Fund.
(3) For comparative purposes, cumulative total since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Index.
(4) Commenced operations on February 6, 2024.

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments
Eaton Vance Floating-Rate ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (99.5%)
Asset-Backed Securities ( 1.2% )
ARES LIV CLO Ltd.,
2019-54A
CME Term SOFR 3 Month + 7.60%,
12.92%, 10/15/32(a)(b) $ 1,000,000 $ 1,000,168
BlueMountain CLO XXXIV Ltd.,
2022-34A
CME Term SOFR 3 Month + 7.55%,
12.87%, 4/20/35(a)(b) 1,000,000 973,664
Carlyle US CLO Ltd.,
2021-7A
CME Term SOFR 3 Month + 6.51%,
11.83%, 10/15/35(a)(b) 1,000,000 1,003,387
CIFC Funding Ltd.,
2022-1A
CME Term SOFR 3 Month + 6.40%,
11.72%, 4/17/35(a)(b) 1,000,000 1,003,192
Neuberger Berman Loan Advisers CLO 46 Ltd.,
2021-46A
CME Term SOFR 3 Month + 6.51%,
11.83%, 1/20/36(a)(b) 777,387 772,058
Oaktree CLO Ltd.,
2021-2A
CME Term SOFR 3 Month + 7.38%,
12.70%, 1/15/35(a)(b) 1,000,000 1,002,534
Regatta VI Funding Ltd.,
2016-1A
CME Term SOFR 3 Month + 7.01%,
12.33%, 4/20/34(a)(b) 1,000,000 1,002,563
6,757,566
Corporate Bonds ( 8.8% )
Automobile Components (1.1%)
Clarios Global LP
6.25%, 5/15/26(a) 6,000,000 6,001,486
Building Products (0.4%)
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/31(a) 2,300,000 2,460,324
Capital Markets (0.2%)
AG Issuer LLC
6.25%, 3/1/28(a) 1,150,000 1,127,067
Chemicals (0.9%)
INEOS Finance plc
7.50%, 4/15/29(a) 2,500,000 2,510,830
Olympus Water US Holding Corp.
9.75%, 11/15/28(a) 2,300,000 2,452,873
4,963,703
Commercial Services & Supplies (0.3%)
Allied Universal Holdco LLC
4.63%, 6/1/28(a) 300,000 273,018
Madison IAQ LLC
4.13%, 6/30/28(a) 1,300,000 1,203,520
1,476,538
Face
Amount Value
Construction & Engineering (0.3%)
Artera Services LLC
8.50%, 2/15/31(a) $ 1,700,000 $ 1,744,154
Containers & Packaging (0.1%)
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28(a) 300,000 280,181
Entertainment (0.1%)
Live Nation Entertainment, Inc.
3.75%, 1/15/28(a) 800,000 742,117
Hotel & Resort REITs (0.2%)
Park Intermediate Holdings LLC
5.88%, 10/1/28(a) 1,300,000 1,275,049
Hotels, Restaurants & Leisure (1.4%)
Caesars Entertainment, Inc.
6.50%, 2/15/32(a) 2,500,000 2,523,577
Fertitta Entertainment LLC
4.63%, 1/15/29(a) 2,300,000 2,111,287
NCL Corp. Ltd.
5.88%, 2/15/27(a) 3,500,000 3,460,319
8,095,183
Insurance (1.5%)
Alliant Holdings Intermediate LLC
7.00%, 1/15/31(a) 3,500,000 3,537,709
AmWINS Group, Inc.
6.38%, 2/15/29(a) 3,000,000 3,018,069
Panther Escrow Issuer LLC
7.13%, 6/1/31(a) 2,000,000 2,035,020
8,590,798
Machinery (0.1%)
TK Elevator US Newco, Inc.
5.25%, 7/15/27(a) 500,000 483,612
Oil, Gas & Consumable Fuels (0.6%)
CITGO Petroleum Corp.
7.00%, 6/15/25(a) 3,400,000 3,397,885
Passenger Airlines (0.4%)
American Airlines, Inc.
5.75%, 4/20/29(a) 2,500,000 2,459,376
Professional Services (0.0%)(c)
CoreLogic, Inc.
4.50%, 5/1/28(a) 100,000 89,775
Real Estate Management & Development (0.2%)
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28(a) 1,150,000 1,136,509
Software (1.0%)
Central Parent, Inc.
7.25%, 6/15/29(a) 3,400,000 3,474,635
Cloud Software Group, Inc.
9.00%, 9/30/29(a) 1,750,000 1,680,126
GoTo Group, Inc.
5.50%, 5/1/28(a) 250,000 217,188
5,371,949

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (8.8%) (cont’d)
Specialty Retail (0.0%)(c)
PetSmart, Inc.
4.75%, 2/15/28(a) $ 150,000 $ 140,582
49,836,288
Variable Rate Senior Loan Interests  ( 89.5% )
Aerospace & Defense (1.7%)
Dynasty Acquisition Co., Inc.,
2023 Specified Refinancing Term Loan, B1,
CME Term SOFR 1 Month + 4.00%,
9.33%, 8/24/28(b) 2,950,000 2,958,295
2023 Specified Refinancing Term Loan, B2,
CME Term SOFR 1 Month + 4.00%,
9.33%, 8/24/28(b) 1,250,000 1,253,515
TransDigm , Inc.,
Term Loan, I,
TBD, 8/24/28(b) 5,775,000 5,800,988
10,012,798
Automobile Components (2.1%)
Adient US LLC,
Term Loan, B2,
CME Term SOFR 1 Month + 2.75%,
8.08%, 1/31/31(b) 5,000,000 5,017,855
Autokiniton U.S. Holdings, Inc.,
2024 Replacement Term Loan, B,
CME Term SOFR 1 Month + 4.00%,
9.44%, 4/06/28(b) 5,087,250 5,110,417
DexKo Global, Inc.,
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 3.75%,
9.32%, 10/04/28(b) 1,695,674 1,681,415
11,809,687
Automobiles (0.2%)
American Trailer World Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
9.18%, 3/03/28(b) 1,200,000 1,173,167
Beverages (0.8%)
City Brewing Co. LLC,
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 3.50%,
9.08%, 4/05/28(b) 149,616 117,449
Triton Water Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
9.06%, 3/31/28(b) 4,298,718 4,259,312
4,376,761
Building Products (3.4%)
ACProducts Holdings, Inc.,
Initial Term Loan,
CME Term SOFR 3 Month + 4.25%,
9.81%, 5/17/28(b) 1,249,615 1,142,877
Chariot Buyer LLC,
First Lien, Amendment No. 2 Term Loan,
CME Term SOFR 1 Month + 3.75%,
9.08%, 11/03/28(b) 4,300,000 4,314,108
Face
Amount Value
Cornerstone Building Brands, Inc.,
Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
8.68%, 4/12/28(b) $ 1,994,859 $ 1,988,469
LHS Borrower LLC,
Initial Term Loan,
CME Term SOFR 1 Month + 4.75%,
10.18%, 2/16/29(b) 199,483 189,841
MIWD Holdco II LLC,
Term Loan,
TBD, 3/20/31(b) 450,000 452,672
Oscar AcquisitionCo LLC,
Term Loan, B,
CME Term SOFR 3 Month + 4.50%,
9.90%, 4/29/29(b) 4,987,342 5,005,351
Quikrete Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.63%,
8.07%, 2/01/27(b) 4,986,979 4,997,267
Standard Building Solutions, Inc.,
Initial Term Loan,
CME Term SOFR 1 Month + 2.25%,
7.69%, 9/22/28(b) 495,977 496,786
18,587,371
Capital Markets (3.9%)
Aragon Parent Corp.,
2023 Replacement Term Loan,
CME Term SOFR 1 Month + 4.25%,
9.58%, 12/15/28(b) 4,987,500 5,013,684
Aretec Group, Inc.,
Term Loan, B1,
CME Term SOFR 1 Month + 4.50%,
9.93%, 8/09/30(b) 5,386,432 5,421,778
Edelman Financial Engines Center LLC (The),
First Lien, 2021 Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.94%, 4/07/28(b) 2,493,590 2,496,969
Focus Financial Partners LLC,
Term Loan, B7,
CME Term SOFR 1 Month + 2.75%,
8.08%, 6/30/28(b) 773,063 771,774
Osmosis Buyer Ltd.,
2022 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
9.07%, 7/31/28(b) 4,289,086 4,298,471
WEC US Holdings Ltd.,
Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
8.08%, 1/27/31(b) 3,700,000 3,699,486
21,702,162
Chemicals (3.3%)
Axalta Coating Systems Dutch Holdings B BV,
Dollar Facility Retired Term Loan, B5,
CME Term SOFR 1 Month + 2.50%,
TBD, 12/20/29(b) 5,750,000 5,763,179

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (89.5%) (cont’d)
Herens Holdco SARL,
USD Facility Term Loan, B,
CME Term SOFR 3 Month + 3.93%,
9.33%, 7/03/28(b) $ 199,500 $ 188,091
INEOS US Finance LLC,
2027-II Dollar Term Loan,
CME Term SOFR 1 Month + 3.75%,
9.18%, 11/08/27(b) 2,693,199 2,703,018
Momentive Performance Materials, Inc.,
Initial Term Loan,
CME Term SOFR 1 Month + 4.50%,
9.83%, 3/29/28(b) 398,992 393,631
Olympus Water U.S. Holding Corp.,
Initial Dollar Term Loan, B,
CME Term SOFR 3 Month + 3.75%,
9.32%, 11/09/28(b) 1,246,811 1,248,759
PMHC II, Inc.,
Initial Term Loan, B,
CME Term SOFR 3 Month + 4.25%,
9.72%, 4/23/29(b) 1,695,696 1,680,571
Rohm Holding GmbH,
USD Term Loan, B,
CME Term SOFR 6 Month + 5.00%,
10.58%, 7/31/26(b) 1,695,561 1,643,104
W. R. Grace Holdings LLC,
Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
9.32%, 9/22/28(b) 4,987,245 5,005,428
18,625,781
Commercial Services & Supplies (8.0%)
Allied Universal Holdco LLC,
Initial U.S. Dollar Term Loan,
CME Term SOFR 1 Month + 3.75%,
9.18%, 5/12/28(b) 2,992,327 2,992,121
Api Group DE, Inc.,
Repriced 2021 Incremental Term Lona,
CME Term SOFR 1 Month + 2.50%,
7.94%, 1/03/29(b) 6,000,000 6,013,752
Bach Finance Ltd.,
Existing Dollar Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.34%, 1/31/28(b) 5,000,000 5,015,625
Camelot U.S. Acquisition LLC,
Amendment No. 6 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.75%,
8.08%, 1/31/31(b) 5,000,000 5,003,645
CCI Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.30%, 12/17/27(b) 1,699,486 1,691,595
Ensemble RCM LLC,
Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
8.32%, 8/01/29(b) 5,775,000 5,796,396
Face
Amount Value
Envalior Finance GmbH,
USD Term Loan, B1,
CME Term SOFR 3 Month + 5.50%,
10.81%, 3/29/30(b) $ 199,500 $ 185,286
Homeserve USA Holding Corp.,
Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
8.33%, 10/21/30(b) 5,775,000 5,795,755
Indicor LLC,
First Lien, Dollar Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
9.30%, 11/22/29(b) 3,500,000 3,522,502
JFL-Tiger Acquisition Co., Inc.,
Initial Term Loan,
CME Term SOFR 3 Month + 5.00%,
10.32%, 10/17/30(b) 1,496,250 1,502,094
Madison IAQ LLC,
Term Loan,
ICE LIBOR USD 1 Month + 3.25%,
8.69%, 6/21/28(b) 2,992,308 2,991,117
Neptune BidCo US, Inc.,
First Lien, Dollar Term Loan, B,
CME Term SOFR 3 Month + 5.00%,
10.42%, 4/11/29(b) 1,700,000 1,572,500
Spin Holdco, Inc.,
Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.59%, 3/04/28(b) 1,398,972 1,299,295
TruGreen LP,
First Lien, Second Refinancing Term Loan,
CME Term SOFR 1 Month + 4.00%,
9.43%, 11/02/27(b) 149,613 145,920
WestJet Loyalty LP,
Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
9.07%, 2/14/31(b) 2,500,000 2,503,385
46,030,988
Communications Equipment (0.9%)
Delta Topco, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 6 Month + 3.75%,
9.12%, 12/01/27(b) 5,000,000 5,011,560
Construction & Engineering (1.7%)
Apple Bidco LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.75%,
8.19%, 9/22/28(b) 4,289,031 4,289,700
Brown Group Holding LLC,
Incremental Term Loan, B2,
CME Term SOFR 1 Month + 3.00%,
8.33%, 7/02/29(b) 5,000,000 5,006,250
9,295,950
Consumer Finance (1.7%)
GTCR W Merger Sub LLC,
USD Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
8.31%, 1/31/31(b) 5,000,000 5,021,485

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (89.5%) (cont’d)
Sabre GLBL, Inc.,
2022 Term Loan, B2,
CME Term SOFR 1 Month + 5.00%,
10.43%, 6/30/28(b) $ 1,250,000 $ 1,089,584
Trans Union LLC,
2024 Refinancing Term Loan, B7,
CME Term SOFR 1 Month + 2.00%,
7.33%, 12/01/28(b) 3,500,000 3,501,684
9,612,753
Consumer Staples Distribution & Retail (0.3%)
Heritage Grocers Group LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 6.75%,
12.16%, 8/01/29(b) 1,695,696 1,702,762
Containers & Packaging (1.0%)
Charter Next Generation, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.83%, 12/01/27(b) 2,500,000 2,507,388
Clydesdale Acquisition Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.68%,
9.11%, 4/13/29(b) 3,491,117 3,499,691
6,007,079
Distributors (0.0%)(c)
Gloves Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.00%,
9.44%, 12/29/27(b) 250,000 250,000
Windsor Holdings III LLC,
2024 Dollar Refinancing Term Loan, B,
CME Term SOFR 1 Month + 4.00%,
9.33%, 8/01/30(b) 199,500 200,747
450,747
Diversified Consumer Services (1.5%)
Ascend Learning LLC,
First Lien, 2021 Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.93%, 12/11/28(b) 1,700,000 1,693,169
Belron Finance U.S. LLC,
2028 Dollar Incremental Term Loan,
CME Term SOFR 3 Month + 2.00%,
7.58%, 4/13/28(b) 750,000 751,562
KUEHG Corp.,
Initial Term Loan,
CME Term SOFR 3 Month + 5.00%,
10.35%, 6/12/30(b) 1,700,000 1,707,286
Sedgwick Claims Management Services, Inc.,
2023 Term Loan,
CME Term SOFR 1 Month + 3.75%,
9.08%, 2/24/28(b) 2,149,370 2,155,414
Face
Amount Value
Wand NewCo 3, Inc.,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 1 Month + 3.75%,
9.08%, 1/30/31(b) $ 2,500,000 $ 2,509,895
8,817,326
Electronic Equipment, Instruments & Components (1.1%)
Ingram Micro, Inc.,
Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
8.57%, 6/30/28(b) 5,000,000 5,015,625
VeriFone Systems, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.59%, 8/20/25(b) 1,200,000 1,067,000
6,082,625
Entertainment (1.0%)
Formula One Management Ltd.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.25%,
7.56%, 1/15/30(b) 800,000 801,800
Playtika Holding Corp.,
Term Loan, B1,
CME Term SOFR 1 Month + 2.75%,
8.19%, 3/13/28(b) 5,000,000 5,011,365
5,813,165
Financial Services (1.6%)
HighTower Holdings LLC,
Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.59%, 4/21/28(b) 4,987,212 5,002,024
Mariner Wealth Advisors LLC,
Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.69%, 8/18/28(b) 2,500,000 2,493,750
Osaic Holdings, Inc.,
Term Loan, B2,
CME Term SOFR 1 Month + 4.50%,
9.83%, 8/17/28(b) 1,695,750 1,701,580
9,197,354
Food Products (0.1%)
Froneri International Ltd.,
First Lien, Facility Term Loan, B2,
CME Term SOFR 1 Month + 2.25%,
7.68%, 1/29/27(b) 748,057 749,334
Ground Transportation (2.0%)
Hertz Corp. (The),
Initial Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
8.69%, 6/30/28(b) 2,591,190 2,513,185
Initial Term Loan, C,
CME Term SOFR 1 Month + 3.25%,
8.69%, 6/30/28(b) 502,149 487,084

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (89.5%) (cont’d)
Uber Technologies, Inc.,
2023 Refinancing Term Loan,
CME Term SOFR 3 Month + 2.75%,
8.08%, 3/03/30(b) $ 8,050,000 $ 8,094,726
11,094,995
Health Care Equipment & Supplies (0.8%)
Medline Borrower LP,
Initial Dollar Term Loan,
CME Term SOFR 1 Month + 3.00%,
8.44%, 10/23/28(b) 4,212,002 4,218,695
Health Care Providers & Services (1.8%)
Medical Solutions Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.68%, 11/01/28(b) 1,200,000 1,067,400
National Mentor Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
9.16%, 3/02/28(b) 2,288,527 2,155,982
First Lien, Initial Term Loan, C,
CME Term SOFR 3 Month + 3.75%,
9.16%, 3/02/28(b) 5,575 5,252
Pacific Dental Services LLC,
Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
8.58%, 3/07/31(b) 2,500,000 2,500,000
Waystar Technologies, Inc.,
First Lien, 2024 Initial Term Loan,
CME Term SOFR 1 Month + 4.00%,
9.33%, 10/22/29(b) 4,300,000 4,314,783
10,043,417
Health Care Technology (1.2%)
athenahealth Group, Inc.,
Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.58%, 2/15/29(b) 3,989,848 3,958,815
Cotiviti Holdings, Inc.,
Term Loan,
TBD, 2/24/31(b) 2,900,000 2,904,834
6,863,649
Hotels, Restaurants & Leisure (6.8%)
1011778 B.C. Unlimited Liability Co.,
Term Loan, B5,
CME Term SOFR 1 Month + 2.25%,
7.58%, 9/20/30(b) 7,980,000 7,983,990
Carnival Corp.,
2021 Incremental Advance Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
8.69%, 10/18/28(b) 3,391,327 3,398,391
ClubCorp Holdings, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 5.00%,
10.61%, 9/18/26(b) 3,394,648 3,404,832
Face
Amount Value
Fertitta Entertainment LLC,
Initial Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
9.08%, 1/27/29(b) $ 3,398,982 $ 3,406,827
Light & Wonder International, Inc.,
Term Loan, B1,
CME Term SOFR 1 Month + 2.75%,
8.08%, 4/14/29(b) 5,800,000 5,819,030
Ontario Gaming GTA LP,
Term Loan, B,
CME Term SOFR 3 Month + 4.25%,
9.56%, 8/01/30(b) 1,699,500 1,707,542
Playa Resorts Holding BV,
2022 Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.58%, 1/05/29(b) 5,786,364 5,810,059
Raptor Acquisition Corp.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
9.59%, 11/01/26(b) 2,500,000 2,506,250
Scientific Games Holdings LP,
First Lien, Initial Dollar Term Loan,
CME Term SOFR 3 Month + 3.25%,
8.58%, 4/04/29(b) 4,987,342 4,992,683
39,029,604
Household Durables (1.0%)
Hunter Douglas Holding BV,
Term Loan, B1,
CME Term SOFR 3 Month + 3.50%,
8.82%, 2/26/29(b) 2,000,000 1,980,468
Mattress Firm, Inc.,
2021 Term Loan,
CME Term SOFR 3 Month + 4.25%,
9.81%, 9/25/28(b) 3,398,938 3,408,710
5,389,178
Household Products (0.8%)
Kronos Acquisition Holdings, Inc.,
Term Loan, B1,
CME Term SOFR 3 Month + 3.75%,
9.31%, 12/22/26(b) 4,298,711 4,308,117
Insurance (4.5%)
Alliant Holdings Intermediate LLC,
New Term Loan, B6,
CME Term SOFR 1 Month + 3.50%,
8.83%, 11/06/30(b) 3,000,000 3,015,342
AssuredPartners , Inc.,
2020 February Refinancing Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.94%, 2/12/27(b) 4,298,698 4,308,293
Asurion LLC,
New Term Loan, B11,
CME Term SOFR 1 Month + 4.25%,
9.68%, 8/19/28(b) 3,398,992 3,289,586
Second Lien, New Term Loan, B4,
CME Term SOFR 1 Month + 5.25%,
10.69%, 1/20/29(b) 1,700,000 1,528,938

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (89.5%) (cont’d)
HUB International Ltd.,
Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
8.57%, 6/20/30(b) $ 6,007,140 $ 6,014,378
USI, Inc.,
2023 Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
8.30%, 11/22/29(b) 6,982,456 6,994,459
25,150,996
IT Services (1.2%)
Gainwell Acquisition Corp.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
9.41%, 10/01/27(b) 199,485 191,287
Sitel Worldwide Corp.,
Initial Dollar Term Loan,
CME Term SOFR 1 Month + 3.75%,
9.19%, 8/28/28(b) 398,977 344,082
Tempo Acquisition LLC,
Additional Fifth Incremental Term Loan,
CME Term SOFR 1 Month + 2.75%,
8.08%, 8/31/28(b) 5,984,925 6,011,109
6,546,478
Leisure Products (1.9%)
Majordrive Holdings IV LLC,
Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.57%, 6/01/28(b) 3,391,282 3,401,174
Recess Holdings, Inc.,
First Lien, Amendment No. 3 Term Loan,
CME Term SOFR 3 Month + 4.50%,
9.84%, 2/20/30(b) 2,150,000 2,160,750
Seaworld Parks & Entertainment, Inc.,
Term Loan, B2,
CME Term SOFR 1 Month + 2.50%,
7.83%, 8/25/28(b) 5,087,250 5,092,337
10,654,261
Life Sciences Tools & Services (1.4%)
Curia Global, Inc.,
First Lien, 2021 Term Loan,
CME Term SOFR 3 Month + 3.75%,
9.16%, 8/30/26(b) 200,000 190,750
ICON Lux SARL,
Term Loan,
TBD, 1/01/38(b) 5,603,808 5,628,913
ICON plc,
Term Loan,
ICE LIBOR USD 1 Month + 2.25%,
TBD, 7/03/28(b) 600,408 602,134
U.S. Term Loan,
CME Term SOFR 3 Month + 2.25%,
TBD, 7/03/28(b) 149,592 150,022
Face
Amount Value
Icon Public Ltd. Co.,
Repriced U.S. Term Loan,
CME Term SOFR 3 Month + 2.00%,
7.30%, 7/03/28(b) $ 1,396,192 $ 1,398,817
7,970,636
Machinery (3.8%)
Apex Tool Group LLC,
Term Loan, A,
10.57%, 2/08/29(b) 36,000 35,550
Term Loan, B,
CME Term SOFR 1 Month +
10.00%, 15.33%, 2/08/30(b) 84,000 81,480
CPM Holdings, Inc.,
Initial Term Loan,
CME Term SOFR 1 Month + 4.50%,
9.83%, 9/28/28(b) 2,493,750 2,500,762
Crosby U.S. Acquisition Corp.,
Amendment No. 3 Replacement Term Loan,
CME Term SOFR 1 Month + 4.00%,
9.33%, 8/16/29(b) 1,500,000 1,510,044
Engineered Machinery Holdings, Inc.,
First Lien, Incremental Amendment No. 5 Term Loan,
CME Term SOFR 3 Month + 3.75%,
9.32%, 5/19/28(b) 2,992,347 2,985,100
Second Lien, Incremental Amendment No. 3 Term Loan,
CME Term SOFR 3 Month + 6.00%,
11.57%, 5/21/29(b) 1,000,000 990,833
Filtration Group Corp.,
2023 Extended Dollar Term Loan,
CME Term SOFR 1 Month + 4.25%,
9.69%, 10/21/28(b) 5,386,398 5,413,809
SPX Flow, Inc.,
Term Loan,
CME Term SOFR 1 Month + 4.50%,
9.93%, 4/05/29(b) 1,700,000 1,709,138
TK Elevator Midco GmbH,
USD Term Loan, B2,
TBD, 4/30/30(b) 5,750,000 5,774,558
USD Term Loan, B1,
CME Term SOFR 6 Month + 3.50%,
9.08%, 7/30/27(b) 500,000 501,222
21,502,496
Metals & Mining (0.6%)
Arsenal AIC Parent LLC,
2024 Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
9.08%, 8/18/30(b) 3,391,500 3,409,163
Oil, Gas & Consumable Fuels (3.0%)
CQP HoldCo LP,
Amendment No. 4 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.00%,
8.30%, 12/31/30(b) 6,583,500 6,610,933
Discovery Energy Corp.,
USD Term Loan,
TBD, 1/30/31(b) 2,500,000 2,500,000

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (89.5%) (cont’d)
Freeport LNG Investments LLLP,
Initial Term Loan, B,
CME Term SOFR 3 Month + 3.50%,
9.08%, 12/21/28(b) $ 2,150,000 $ 2,138,310
GIP Pilot Acquisition Partners LP,
Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
8.33%, 10/04/30(b) 5,760,563 5,783,363
17,032,606
Passenger Airlines (1.8%)
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.),
Initial Term Loan,
CME Term SOFR 3 Month + 4.75%,
10.33%, 4/20/28(b) 5,100,000 5,306,790
Mileage Plus Holdings LLC,
Initial Term Loan,
CME Term SOFR 3 Month + 5.25%,
10.73%, 6/21/27(b) 5,000,000 5,155,400
10,462,190
Personal Care Products (0.3%)
Conair Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
9.19%, 5/17/28(b) 1,700,000 1,688,950
Journey Personal Care Corp.,
Initial Term Loan,
CME Term SOFR 1 Month + 4.25%,
9.69%, 3/01/28(b) 199,487 196,994
1,885,944
Pharmaceuticals (0.9%)
Packaging Coordinators Midco, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.50%,
9.07%, 11/30/27(b) 4,987,147 5,003,425
Professional Services (1.5%)
CoreLogic, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.94%, 6/02/28(b) 1,695,652 1,662,268
EAB Global, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.94%, 8/16/28(b) 4,987,245 4,998,157
Employbridge Holding Co.,
Term Loan, B,
CME Term SOFR 3 Month + 4.75%,
10.34%, 7/19/28(b) 1,695,652 1,422,581
8,083,006
Real Estate Management & Development (0.0%)(c)
Cushman & Wakefield US Borrower LLC,
2023-1 Refinancing Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.68%, 1/31/30(b) 199,497 199,248
Face
Amount Value
Software (16.3%)
Applied Systems, Inc.,
First Lien, 2024 Initial Term Loan,
CME Term SOFR 3 Month + 3.50%,
8.81%, 2/24/31(b) $ 5,000,000 $ 5,035,940
Boxer Parent Co., Inc.,
2028 Extended Dollar Term Loan,
CME Term SOFR 1 Month + 4.25%,
9.58%, 12/29/28(b) 4,289,250 4,320,081
Central Parent LLC,
First Lien, 2023 Refinancing Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.31%, 7/06/29(b) 5,775,000 5,798,204
CentralSquare Technologies LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
9.18%, 8/29/25(b) 149,605 145,865
Cloud Software Group, Inc.,
First Lien, Dollar Term Loan, B,
CME Term SOFR 3 Month + 4.50%,
9.91%, 3/30/29(b) 4,898,988 4,880,382
Cloudera, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
9.18%, 10/08/28(b) 3,400,000 3,389,905
E2open LLC,
Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.94%, 2/04/28(b) 773,015 775,431
ECI Macola/MAX Holding LLC,
Term Loan,
TBD, 5/31/30(b) 5,000,000 5,022,000
Ellucian Holdings, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 3.50%,
8.93%, 10/09/29(b) 5,000,000 5,027,085
EP Purchaser LLC,
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 3.50%,
9.07%, 11/06/28(b) 2,144,529 2,131,930
Epicor Software Corp.,
Term Loan, C,
CME Term SOFR 1 Month + 3.25%,
8.69%, 7/30/27(b) 4,987,080 5,010,305
Informatica LLC,
Initial Term Loan,
CME Term SOFR 1 Month + 2.75%,
8.19%, 10/27/28(b) 4,987,277 4,997,252
Ivanti Software, Inc.,
First Lien, 2021 Specified Refinancing Term Loan,
CME Term SOFR 3 Month + 4.25%,
9.84%, 12/01/27(b) 1,249,618 1,169,434
Marcel Bidco LLC,
Term Loan, B3,
CME Term SOFR 1 Month + 4.50%,
9.81%, 11/11/30(b) 5,500,000 5,549,841

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (89.5%) (cont’d)
McAfee Corp.,
Term Loan, B1,
CME Term SOFR 1 Month + 3.75%,
9.18%, 3/01/29(b) $ 5,098,477 $ 5,104,055
Oceankey U.S. II Corp.,
Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.93%, 12/15/28(b) 2,493,639 2,470,573
Open Text Corp.,
2023 Replacement Term Loan,
CME Term SOFR 1 Month + 2.75%,
8.18%, 1/31/30(b) 998,642 1,000,983
Polaris Newco LLC,
First Lien, Dollar Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.57%, 6/02/28(b) 2,493,606 2,472,233
Precisely Software, Inc.,
First Lien, Third Amendment Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.59%, 4/24/28(b) 4,400,000 4,406,186
Project Alpha Intermediate Holding, Inc.,
Initial Term Loan,
CME Term SOFR 3 Month + 4.75%,
10.06%, 10/28/30(b) 2,750,000 2,767,570
Proofpoint, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.69%, 8/31/28(b) 3,272,876 3,277,376
Quartz AcquireCo LLC,
Term Loan,
CME Term SOFR 3 Month + 3.50%,
8.81%, 6/28/30(b) 4,987,469 5,010,850
Quest Software US Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.25%,
9.71%, 2/01/29(b) 200,000 151,333
Renaissance Holding Corp.,
First Lien, 2024 Term Loan,
CME Term SOFR 1 Month + 4.25%,
9.58%, 4/05/30(b) 2,144,625 2,151,327
Symplr Software, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.50%,
9.91%, 12/22/27(b) 1,695,630 1,599,827
UKG, Inc.,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.50%,
8.81%, 2/10/31(b) 8,000,000 8,044,792
Veritas U.S., Inc.,
2021 Dollar Term Loan, B,
CME Term SOFR 1 Month + 5.00%,
10.44%, 9/01/25(b) 199,485 185,069
91,895,829
Face
Amount Value
Specialty Retail (3.3%)
Great Outdoors Group LLC,
Term Loan, B2,
CME Term SOFR 1 Month + 3.75%,
9.19%, 3/06/28(b) $ 2,393,862 $ 2,398,350
Harbor Freight Tools USA, Inc.,
2021 Initial Term Loan,
CME Term SOFR 1 Month + 2.75%,
8.19%, 10/19/27(b) 1,700,000 1,701,018
LS Group Opco Acquisition LLC,
Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.68%, 11/02/27(b) 5,000,000 5,013,280
PetSmart LLC,
Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
9.18%, 2/11/28(b) 200,000 199,714
RealTruck Group, Inc.,
Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.94%, 1/31/28(b) 2,144,473 2,127,720
SRS Distribution, Inc.,
2022 Refinancing Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.68%, 6/02/28(b) 5,000,000 5,033,205
White Cap Supply Holdings LLC,
Initial Closing Date Term Loan,
CME Term SOFR 1 Month + 3.75%,
9.08%, 10/19/27(b) 2,500,000 2,510,288
18,983,575
Textiles, Apparel & Luxury Goods (0.0%)(c)
Hanesbrands, Inc.,
Initial Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
9.08%, 3/08/30(b) 199,496 199,683
Trading Companies & Distributors (0.3%)
Foundation Building Materials, Inc.,
2024 Incremental Term Loan,
CME Term SOFR 3 Month + 4.00%,
9.31%, 1/29/31(b) 1,500,000 1,507,968
506,494,529
Total Fixed Income Securities
(Cost $562,705,657)
563,088,383
–
Shares
Short-Term Investments (84.0%)
Investment Company ( 84.0% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 5.22%
(See Note G)
(Cost $475,177,608)
475,177,608 475,177,608
Total Investments (183.5%)
(Cost $1,037,883,265) (d) 1,038,265,991
Liabilities in Excess of Other Assets (-83.5%)
(472,545,557)
Net Assets (100.0%) $565,720,434

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Amount is less than 0.05%.
(d) At March 31, 2024, the aggregate cost for federal income tax purposes is $1,037,883,265. The aggregate gross unrealized
appreciation is $562,585 and the aggregate gross unrealized
depreciation is $179,859, resulting in net unrealized appreciation of
$382,726.
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBD To Be Determined
Portfolio Composition
Classification
Percentage of Total
Investments
Variable Rate Senior Loan Interests 48.8%
Short-Term Investment 45.8
Other* 5.4
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2024 (unaudited)
Eaton Vance Floating-Rate ETF
14
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2024
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $562,705,657) $ 563,088,383
Investment in Security of Affiliated Issuer, at Value (Cost $475,177,608) 475,177,608
Total Investments in Securities, at Value (Cost $1,037,883,265) 1,038,265,991
Receivable for Investments Sold 385
Interest Receivable 1,115,994
Dividends Receivable 355,335
Total Assets
1,039,737,705
Liabilities:
Payable for Investments Purchased 473,522,318
Payable for Management Fee 68,835
Payable to Bank 426,118
Total Liabilities
474,017,271
Net Assets
$ 565,720,434
Net Assets Consist of:
Paid-in-Capital $ 564,591,072
Total Distributable Earnings 1,129,362
Net Assets
$ 565,720,434
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 11,200,000
Net Asset Value Per Share
$ 50 .51

Semi-Annual Report — March 31, 2024 (unaudited)
Eaton Vance Floating-Rate ETF
15
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
February 6, 2024
^
to
March 31, 2024
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $1,980 of Foreign Taxes Withheld) $ 422,206
Dividends from Security of Affiliated Issuer (Note G) 427,980
Total Investment Income 850,186
Expenses:
Management Fee (Note B) 84,997
Total Expenses 84,997
Rebate from Morgan Stanley Affiliate (Note G) (4,799)
Net Expenses 80,198
Net Investment Income
769,988
Realized Gain (Loss):
Investments Sold (23,352)
Net Realized Loss (23,352)
Change in Unrealized Appreciation (Depreciation):
Investments 382,726
Net Change in Unrealized Appreciation (Depreciation) 382,726
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
359,374
Net Increase in Net Assets Resulting from Operations $ 1,129,362
^ Commencement of operations.

Semi-Annual Report — March 31, 2024
Eaton Vance Floating-Rate ETF
16
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
February 6, 2024
^
to
March 31, 2024
(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 769,988
Net Realized Loss (23,352)
Net Change in Unrealized Appreciation (Depreciation) 382,726
Net Increase in Net Assets Resulting from Operations 1,129,362
Capital Share Transactions:
Subscribed 20,007,240
Subscribed In-Kind 544,583,832
Net Increase in Net Assets Resulting from Capital Share Transactions 564,591,072
Total Increase in Net Assets 565,720,434
Net Assets:
Beginning of Period –
End of Period $ 565,720,434
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 400,000
Shares Subscribed In-Kind 10,800,000
Shares Outstanding, End of Period Net Increase in 11,200,000
^ Commencement of Operations

Semi-Annual Report — March 31, 2024
Financial Highlights
Eaton Vance Floating-Rate ETF
17
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
February 6, 2024
(1)
to
March 31, 2024
(unaudited)
Net Asset Value, Beginning of Period
$50.00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
0.41
Net Realized and Unrealized Gain 0.10
Total from Investment Operations 0.51
Net Asset Value, End of Period
$50.51
Total Return
(3)
0.98%
(4)
Ratios to Average Net Assets and Supplemental Data:
$565,720
Net Assets, End of Period (Thousands) $565,720
Ratio of Expenses 0.57%
(5)(6)
Ratio of Net Investment Income 5.41%
(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates 0.03%
(5)
Portfolio Turnover Rate 1%
(4)(7)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) In-kind transactions are not included in portfolio turnover calculations.

18
Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the "Declaration of Trust"), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification ("ASC") Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Eaton
Vance Floating-Rate ETF (the "Fund"), which seeks to provide a high level of current income. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
.
1. Security Valuation:
(1) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or is unable to provide a price, prices from
brokers/dealers may also be utilized. In these circum-
stances, the value of the security will be the mean of bid
and asked prices obtained from reputable brokers/dealers;
(2) when market quotations are not readily available, as
defined by Rule 2a-5 under the Act, including circum-
stances under which the Adviser determines that the
closing price, last sale price or the mean between the last
reported bid and asked prices are not reflective of a secu-
rity’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures
established by and under the general supervision of the
Trustees; (3)loans are valued using a price provided by
an approved valuation vendor and if a valuation is not
available from ant of the approved valuation vendor, then
a quote from the broker/dealer will be used; and (4) in-
vestments in mutual funds, including the Morgan Stanley
Institutional Liquidity Funds, are valued at the net asset
value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting Stan-
dards Board (“FASB”) Accounting Standards Codifica-
tion
TM
(“ASC”), “Fair Value Measurement” (“ASC 820”),
defines fair value as the price that would be received to
sell an asset or pay to transfer a liability in an orderly
transaction between market participants at the measure-
ment date. ASC 820 establishes a three tier hierarchy to
distinguish between (1) inputs that reflect the assump-
tions market participants would use in valuing an asset or
liability developed based on market data obtained from
sources independent of the reporting entity (observable
inputs) and (2) inputs that reflect the reporting entity’s
own assumptions about the assumptions market partici-
pants would use in valuing an asset or liability developed
based on the best information available in the circum-
stances (unobservable inputs) and to establish classifica-
tion of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the
Fund’s investments. The inputs are summarized in the
three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2024:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Senior Loans:
 Senior Loans are typically structured by
a syndicate of lenders (“Lenders”), one or more of which
administers the Senior Loan on behalf of the Lenders
(“Agent”). Lenders may sell interests in Senior Loans
to third parties (“Participations”) or may assign all or a
portion of their interest in a Senior Loan to third parties
(“Assignments”). Senior Loans are exempt from registra-
tion under the Securities Act of 1933. Presently, Senior
Loans are not readily marketable and are often subject to
restrictions on resale.
4. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
5. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
6. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value. Interest income is recog-
nized on the accrual basis (except where collection is in
doubt) net of applicable withholding taxes. Discounts are
accreted and premiums are amortized over the life of the
respective securities.
B. Management Fees:
 The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.60% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 6,758 $ — $ 6,758
Corporate Bonds — 49,836 — 49,836
Variable Rate Senior
Loan Interests — 506,494 — 506,494
— — — —
Total Fixed Income
Securities — 563,088 — 563,088
— — — —
Short-Term Investments
Investment Company 475,178 — — 475,178
Total Assets $475,178 $563,088 $— $1,038,266

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
20
Morgan Stanley ETF Trust
expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan ("Plan")
pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to
0.25% of its average daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. ("JPMorgan").
.
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
.
F. Issuance and Redemption of Fund Shares:
The Fund
is an exchange-traded fund or ETF. Individual Fund shares
may only be purchased and sold on a national securities
exchange through a broker-dealer and investors may pay a
commission to such broker-dealers in connection with their
purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 20,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with the Fund’s Distributor. An Authorized Participant is
either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net
Settlement System of the National Securities Clearing Corpo-
ration) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must
have executed an agreement (“Participation Agreement”) with
the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statement of Changes in Net Assets.
.
G. Security Transactions and Transactions with Affil-
iates:
 For the period ended March 31, 2024 purchases and
sales of investment securities for the Fund, other than long-
term U.S. Government securities, short-term investments and
In-Kind transactions were $535,169,613 and $1,221,373,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the period ended March 31,
2024. Purchase and Sales related to In-Kind transactions were
$39,999,137 and $0, respectively for period ended March 31,
2024.
.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Fund. For the period ended March 31,
2024, management fees paid were reduced by $4,799 relating
to the Fund’s investment in the Liquidity Fund.

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
21
Morgan Stanley ETF Trust
A summary of the Fund’s transactions in shares of affiliated investments during the period ended March 31, 2024 is as
follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accord-
ingly, no provision for federal income taxes is required in the financial statements.
.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states.
I. Principal Risks:
.
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and politi-
cal (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global
financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively
impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate preexisting risks to the
Fund. The occurrence, duration and extent of these or other
types of adverse economic and market conditions and uncer-
tainty over the long term cannot be reasonably projected or
estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market develop-
ments and the extent to which the associated conditions
impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The finan-
cial performance of the Fund’s investments (and, in turn, the
Fund’s investment results) as well as their liquidity may be ad-
versely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions.
The Fund's principal risks include, but are not limited
to, the following:
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can
be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect
Affiliated
Investment
Company
Value
February 6,
2024
*
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ – $ 522,195 $ 47,017 $ 428
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2024
(000)
Liquidity Fund   $ – $ – $ 475,178
* Commencement of Operations.

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
22
Morgan Stanley ETF Trust
to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may
trade at a discount to NAV and possibly face trading halts and/
or delisting.
Cash Transactions Risk:
Unlike certain ETFs, the Fund
may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes
portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.
Libor Discontinuance or Unavailability Risk:
The Fund’s
investments, payment obligations and financing terms may be
based on floating rates, such as the London Interbank Offered
Rates (collectively, “LIBOR”), Euro Interbank Offered Rate,
Secured Overnight Financing Rate (“SOFR”) and other similar
types of reference rates (each, a “Reference Rate”). These Refer-
ence Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from
each other within certain financial markets. London Interbank
Offered Rate (“LIBOR”) was the basic rate of interest used in lending transactions between banks on the London interbank
market and has been widely used as a reference for setting the interest rate on loans globally. As a result of benchmark re-
forms, publication of most LIBOR settings has ceased. Various financial industry groups have been planning for the transi-
tion from LIBOR and certain regulators and industry groups
have taken actions to establish alternative reference rates (e.g., the SOFR, which measures the cost of overnight borrowings
through repurchase agreement transactions collateralized with
U.S. Treasury securities and is intended to replace U.S. dollar
LIBORs with certain adjustments). These developments could
negatively impact financial markets in general and present
heightened risks, including with respect to the Fund’s invest-
ments. As a result of the uncertainty and developments relating

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
23
Morgan Stanley ETF Trust
to the transition process, performance, price volatility, liquidity and value of the Fund and its assets may be adversely affected.

24
Semi-Annual Report — March 31, 2024 (unaudited)
Investment Advisory Agreement Approval
Morgan Stanley ETF Trust
The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services to be pro-
vided by the Adviser under the investment management agreement (the “Management Agreement”), including portfolio manage-
ment, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory services to be provided by the Adviser under the Management Agreement, including operations, com-
pliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who will provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.
The Board reviewed the unitary management fee (the “management fee rate”) proposed to be paid by the Fund under the Manage-
ment Agreement, pursuant to which the Adviser would pay substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board considered the benefits of a unitary fee structure and considered the management fee rate relative to compa-
rable funds advised by the Adviser or its affiliates, when applicable, and compared to peers as determined by the Adviser. The Board reviewed the anticipated total expense ratio of the Fund, which, due to the unitary management fee structure, was equal to the proposed management fee rate. The Board also considered that the fees charged by the Fund’s other service providers would be paid by the Adviser under the unitary management fee structure. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.
Economies of Scale
The Board considered the growth prospects of the Fund and the proposed unitary management fee schedule, which does not in-
clude breakpoints. The Board considered that the unitary management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered that the unitary management fee struc-
ture inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the unitary management fee rate paid by the Fund in the future even if economies of scale were achieved. The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.
Profitability of the Adviser and Affiliates
Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Semi-Annual Report — March 31, 2024 (unaudited)
Investment Advisory Agreement Approval (cont’d)
25
Morgan Stanley ETF Trust
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. Since the Fund had not begun oper-
ations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be consid-
ered at the present time.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the compe-
tence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Ad-
viser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management
Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

26
Semi-Annual Report — March 31, 2024 (unaudited)
Liquidity Risk Management Program*
Morgan Stanley ETF Trust
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and man-
age the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.
At a meeting held on March 13-24, 2024, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2023, through December
31, 2023, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.
In accordance with the Program, the Fund's liquidity risk is assessed by LRS no less frequently than annually taking into consider-
ation certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-
term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources.
Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the invest-
ment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific consider-
ations, as well as market depth, and in some cases utilize third-party vendor data.
The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not pri-
marily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the
Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.
* The Fund commenced operations subsequent to the period covered by the report, which applied to other funds of the Trust during that period. However, during the period ended
March 31, 2024, the Program applied to the Fund.

27
Semi-Annual Report — March 31, 2024 (unaudited)
Important Notices
Morgan Stanley ETF Trust
Reporting to Shareholders
The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the securi-
ty names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”),
a clearing agency that is registered with the SEC. The basket represents one Creation Unit of the Fund. The Trust, Adviser, Custo-
dian and Distributor will not disseminate non-public information concerning the Trust. The Trust provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings will be available on the Fund’s public website, www.morganstanley.com/im.
Proxy Voting Policy and Proxy Voting Record
The Board of Trustees believes that the voting of proxies on securities held by the Trust is an important element of the overall invest-
ment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Adviser.
A copy of the Proxy Policy, as well as the Trust’s most recent proxy voting record for the 12-month period ended June 30, as filed with the SEC, are available without charge on our web site at www.morganstanley.com/im. The Trust’s proxy voting record is also available without charge on the SEC’s web site at http://www.sec.gov.
Tailored Shareholder Reports
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available on-
line, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

28
Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice
February 2024
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No*
For our affiliates’ everyday business purposes —
information about your creditworthiness
Yes Yes*
For our affiliates to market to you
Yes Yes*
For non-affiliates to market to you
No We don’t share

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
29
February 2024
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.
What happens when I limit sharing for an
account I hold jointly with someone else?
Your choices will apply to everyone on your account.

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
30
February 2024
Morgan Stanley ETF Trust
Definitions
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include registered investment advisers such
as Eaton Vance Management and Calvert Research and
Management, registered broker-dealers such as Morgan
Stanley Distributors Inc. and Eaton Vance Distributors,
Inc., and registered and unregistered funds sponsored
by Morgan Stanley Investment Management such as the
registered funds within Morgan Stanley Institutional Fund,
Inc. (together, the “Investment Management Affiliates”);
and companies with a Morgan Stanley name and financial
companies such as Morgan Stanley Barney LLC and
Morgan Stanley & Co. (the, “Morgan Stanley Affiliates”).
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
*PLEASE NOTE: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the
Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the
Investment Management Affiliates from marketing their products to you.
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

31
Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)
Trustees and Officers Information
Trustees
Frank L Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Michael F. Klein
Patricia A Maleski
W. Allen Reed, Chair of the Board
Adviser
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Officers
John H. Gernon
President and Principal Executive Officer
Deidre A. Downes
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary and Chief Legal Officer
Michael J. Key
Vice President
Anthony R. Rochte
Vice President
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Morgan, Lewis, Bockius LLP
One State Street
Hartford, Connecticut 06103
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
.

EVETFLOATSAN
6598719 EXP 05.31.25
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Eaton Vance High Yield
ETF
NYSE Arca: EVHY
Semi-Annual Report
March 31, 2024

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management’s website: www.morganstanley.com/im.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Expense Example
...........................................................................................
3
Performance Summary
.....................................................................................
4
Portfolio of Investments
.....................................................................................
5
Statement of Assets and Liabilities
..........................................................................
11
Statement of Operations
....................................................................................
12
Statement of Changes in Net Assets
........................................................................
13
Financial Highlights
.........................................................................................
14
Notes to Financial Statements
...............................................................................
15
Investment Advisory Agreement Approval
....................................................................
20
Liquidity Risk Management Program
.........................................................................
22
Important Notices
..........................................................................................
23
U.S. Customer Privacy Notice
...............................................................................
24
Trustees and Officers Information
...........................................................................
27

2
Semi-Annual Report — March 31, 2024 (unaudited)
Shareholders’ Letter
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Eaton Vance High Yield
ETF (the “Fund”) performed during the period beginning October 16, 2023 (when the Fund commenced operations) and ended
March 31, 2024.
Morgan Stanley Investment Management, the Fund's investment adviser, is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving chal-
lenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
April 2024

3
Semi-Annual Report — March 31, 2024 (unaudited)
Expense Example
Eaton Vance High Yield ETF
Morgan Stanley ETF Trust
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include man-
agement fees, and distribution and shareholder services fees. This example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/16/23-
3/31/24.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
I will get
Beginning
Account
Value
(10/16/23)
Actual Ending
Account
Value
(3/31/24)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Eaton Vance High Yield ETF
^
$1,000.00 $1,088.50 $1,020.79 $2.25 $2.18 0.47%
* Expenses are calculated using the Fund’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 168/366 (to reflect the actual days in the period).
** Annualized.
^ The Fund commenced operations on October 16, 2023.

4
Semi-Annual Report — March 31, 2024 (unaudited)
Performance Summary
Eaton Vance High Yield ETF
Morgan Stanley ETF Trust
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.
morganstanley.com/im. Investment return and principal value will fluctuate so that Fund shares, when sold or redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the selling or redemption of Fund shares.
Returns for periods less than one year are not annualized. Fund's total returns are calculated as of the last business day of the period.
Performance Compared to the Bloomberg U.S. Universal Index
(1)
and the ICE BofA BB-B U.S. High Yield
Index
(2)
Cumulative
Total Return for the
Period Ended
March 31, 2024
Since
Inception
(3)
Eaton Vance High Yield ETF - NAV
(4)
8.85%
Eaton Vance High Yield ETF - Market Price
(4)
9.14%
Bloomberg U.S. Universal Index 7.09%
ICE BofA BB-B U.S. High Yield Index 9.32%
(1) The Bloomberg U.S. Universal Index represents the union of the US Aggregate Index, US Corporate High Yield Index, Investment Grade 144A Index,
Eurodollar Index, US Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the
CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The
Fund’s primary benchmark index was changed from the ICE BofA BB-B US High Yield Index to the Bloomberg U.S. Universal Index to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market.
(2) The ICE BofA BB-B U.S. High Yield Index is an unmanaged index of below investment grade (BB-B) U.S. corporate bonds. ICE
®
BofA
®
indices are
not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data
Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA
®
is a licensed registered trademark of Bank of
America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Historical performance of the index illustrates market trends and does not represent the past or future performance of the Fund.
(3) For comparative purposes, cumulative total since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Index.
(4) Commenced operations on October 16, 2023.

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments
Eaton Vance High Yield ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (95.7%)
Corporate Bonds ( 95.7% )
Aerospace & Defense (2.8%)
Bombardier, Inc.
7.25%, 7/1/31(a) $ 30,000 $ 30,099
7.88%, 4/15/27(a) 109,000 109,144
8.75%, 11/15/30(a) 40,000 42,761
Moog, Inc.
4.25%, 12/15/27(a) 111,000 104,800
TransDigm , Inc.
4.63%, 1/15/29 52,000 48,319
5.50%, 11/15/27 142,000 139,095
6.38%, 3/1/29(a) 25,000 25,109
6.63%, 3/1/32(a) 25,000 25,289
6.75%, 8/15/28(a) 68,000 68,982
593,598
Air Freight & Logistics (0.4%)
Cargo Aircraft Management, Inc.
4.75%, 2/1/28(a) 96,000 86,894
Automobile Components (1.6%)
Clarios Global LP
6.75%, 5/15/25(a) 155,000 155,256
8.50%, 5/15/27(a) 100,000 100,339
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/29 56,000 52,341
5.25%, 7/15/31 28,000 25,542
333,478
Automobiles (1.7%)
Ford Motor Co.
3.25%, 2/12/32 216,000 179,792
6.10%, 8/19/32 175,000 177,441
357,233
Broadline Retail (0.6%)
Match Group Holdings II LLC
3.63%, 10/1/31(a) 139,000 118,242
Building Products (3.8%)
Builders FirstSource , Inc.
4.25%, 2/1/32(a) 208,000 186,684
5.00%, 3/1/30(a) 51,000 48,703
CP Atlas Buyer, Inc.
7.00%, 12/1/28(a) 21,000 19,736
EMRLD Borrower LP
6.63%, 12/15/30(a) 131,000 132,420
Masonite International Corp.
5.38%, 2/1/28(a) 69,000 69,144
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(a) 117,000 114,494
Standard Industries, Inc.
4.38%, 7/15/30(a) 163,000 146,576
5.00%, 2/15/27(a) 25,000 24,271
Summit Materials LLC
7.25%, 1/15/31(a) 51,000 53,047
795,075
Face
Amount Value
Capital Markets (2.7%)
AG TTMT Escrow Issuer LLC
8.63%, 9/30/27(a) $ 49,000 $ 50,771
Compass Group Diversified Holdings LLC
5.25%, 4/15/29(a) 116,000 110,338
HAT Holdings I LLC
3.38%, 6/15/26(a) 185,000 174,438
Jane Street Group
4.50%, 11/15/29(a) 131,000 121,316
MSCI, Inc.
3.88%, 2/15/31(a) 128,000 114,252
571,115
Chemicals (1.4%)
Avient Corp.
7.13%, 8/1/30(a) 112,000 114,941
NOVA Chemicals Corp.
4.25%, 5/15/29(a) 80,000 68,587
WR Grace Holdings LLC
4.88%, 6/15/27(a) 119,000 113,244
296,772
Commercial Services & Supplies (3.5%)
Allied Universal Holdco LLC
6.63%, 7/15/26(a) 45,000 45,008
Clean Harbors, Inc.
4.88%, 7/15/27(a) 117,000 113,607
Covanta Holding Corp.
4.88%, 12/1/29(a) 103,000 92,422
GFL Environmental, Inc.
3.50%, 9/1/28(a) 112,000 102,718
4.25%, 6/1/25(a) 74,000 72,844
4.75%, 6/15/29(a) 138,000 129,925
Neptune Bidco US, Inc.
9.29%, 4/15/29(a) 43,000 40,695
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/26(a) 138,000 134,997
732,216
Construction & Engineering (0.2%)
Artera Services LLC
8.50%, 2/15/31(a) 50,000 51,299
Consumer Finance (1.4%)
Ford Motor Credit Co. LLC
4.13%, 8/17/27 220,000 208,883
Macquarie Airfinance Holdings Ltd.
6.40%, 3/26/29(a) 15,000 15,248
6.50%, 3/26/31(a) 18,000 18,335
8.13%, 3/30/29(a) 59,000 62,449
304,915
Consumer Staples Distribution & Retail (2.0%)
Albertsons Cos., Inc.
4.88%, 2/15/30(a) 117,000 111,394
5.88%, 2/15/28(a) 47,000 46,564
7.50%, 3/15/26(a) 25,000 25,458
Performance Food Group, Inc.
4.25%, 8/1/29(a) 155,000 142,195

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (95.7%) (cont’d)
US Foods, Inc.
4.75%, 2/15/29(a) $ 103,000 $ 97,897
423,508
Containers & Packaging (1.4%)
Ball Corp.
6.88%, 3/15/28 109,000 111,978
Berry Global, Inc.
5.63%, 7/15/27(a) 68,000 67,219
Owens-Brockway Glass Container, Inc.
7.25%, 5/15/31(a) 111,000 113,193
292,390
Distributors (1.2%)
Ritchie Bros Holdings, Inc.
6.75%, 3/15/28(a) 66,000 67,406
7.75%, 3/15/31(a) 66,000 69,134
Windsor Holdings III LLC
8.50%, 6/15/30(a) 111,000 116,523
253,063
Diversified Consumer Services (1.3%)
GEMS MENASA Cayman Ltd.
7.13%, 7/31/26(a) 220,000 220,467
Wand NewCo 3, Inc.
7.63%, 1/30/32(a) 47,000 48,648
269,115
Diversified REITs (0.4%)
VICI Properties LP
3.75%, 2/15/27(a) 15,000 14,226
4.63%, 12/1/29(a) 57,000 53,942
5.75%, 2/1/27(a) 26,000 25,987
94,155
Diversified Telecommunication Services (3.3%)
CCO Holdings LLC
4.50%, 8/15/30(a) 270,000 226,442
4.75%, 3/1/30 - 2/1/32(a) 200,000 168,985
6.38%, 9/1/29(a) 112,000 106,332
Virgin Media Finance plc
5.00%, 7/15/30(a) 220,000 186,292
688,051
Electric Utilities (2.5%)
FirstEnergy Corp.
4.15%, 7/15/27(b) 99,000 95,027
NextEra Energy Operating Partners LP
4.50%, 9/15/27(a) 73,000 68,379
NRG Energy, Inc.
3.63%, 2/15/31(a) 70,000 60,478
3.88%, 2/15/32(a) 56,000 48,036
10.25%, 3/15/28(a)(c)(d) 78,000 83,744
Pattern Energy Operations LP
4.50%, 8/15/28(a) 69,000 64,384
Vistra Operations Co. LLC
5.00%, 7/31/27(a) 121,000 117,265
537,313
Face
Amount Value
Electronic Equipment, Instruments & Components (0.5%)
Coherent Corp.
5.00%, 12/15/29(a) $ 44,000 $ 41,487
Sensata Technologies, Inc.
3.75%, 2/15/31(a) 81,000 70,148
111,635
Energy Equipment & Services (0.7%)
Transocean, Inc.
8.75%, 2/15/30(a) 59,400 61,974
Weatherford International Ltd.
8.63%, 4/30/30(a) 77,000 80,449
142,423
Entertainment (0.8%)
Cinemark USA, Inc.
5.25%, 7/15/28(a) 98,000 92,865
Playtika Holding Corp.
4.25%, 3/15/29(a) 94,000 81,455
174,320
Financial Services (0.6%)
Rocket Mortgage LLC
2.88%, 10/15/26(a) 32,000 29,595
3.63%, 3/1/29(a) 100,000 90,051
119,646
Food Products (1.8%)
Darling Ingredients, Inc.
6.00%, 6/15/30(a) 153,000 151,743
Fiesta Purchaser, Inc.
7.88%, 3/1/31(a) 30,000 31,004
Pilgrim's Pride Corp.
3.50%, 3/1/32 130,000 110,309
6.88%, 5/15/34 30,000 32,009
Post Holdings, Inc.
6.25%, 2/15/32(a) 45,000 45,384
370,449
Gas Utilities (1.0%)
Ferrellgas LP
5.88%, 4/1/29(a) 120,000 114,404
Superior Plus LP
4.50%, 3/15/29(a) 103,000 95,315
209,719
Ground Transportation (0.5%)
Hertz Corp. (The)
4.63%, 12/1/26(a) 14,000 12,721
5.00%, 12/1/29(a) 117,000 90,519
103,240
Health Care Equipment & Supplies (1.9%)
Avantor Funding, Inc.
4.63%, 7/15/28(a) 121,000 114,800
Bausch + Lomb Corp.
8.38%, 10/1/28(a) 56,000 58,011
Medline Borrower LP
5.25%, 10/1/29(a) 253,000 239,321
412,132

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (95.7%) (cont’d)
Health Care Providers & Services (6.7%)
Encompass Health Corp.
4.75%, 2/1/30 $ 67,000 $ 62,821
HCA, Inc.
5.63%, 9/1/28 109,000 110,388
HealthEquity, Inc.
4.50%, 10/1/29(a) 125,000 115,486
Heartland Dental LLC
10.50%, 4/30/28(a) 106,000 112,758
Legacy LifePoint Health LLC
4.38%, 2/15/27(a) 101,000 96,327
LifePoint Health, Inc.
9.88%, 8/15/30(a) 56,000 58,648
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29(a) 68,000 49,369
ModivCare , Inc.
5.88%, 11/15/25(a) 96,000 93,579
Molina Healthcare, Inc.
3.88%, 11/15/30 - 5/15/32(a) 213,000 188,057
Option Care Health, Inc.
4.38%, 10/31/29(a) 188,000 172,539
Tenet Healthcare Corp.
4.38%, 1/15/30 15,000 13,877
5.13%, 11/1/27 77,000 75,374
6.13%, 10/1/28 120,000 119,670
US Acute Care Solutions LLC
6.38%, 3/1/26(a) 147,000 141,688
1,410,581
Hotels, Restaurants & Leisure (8.5%)
1011778 BC ULC
3.88%, 1/15/28(a) 109,000 102,519
4.00%, 10/15/30(a) 135,000 120,382
Boyne USA, Inc.
4.75%, 5/15/29(a) 62,000 57,512
Caesars Entertainment, Inc.
4.63%, 10/15/29(a) 194,000 177,058
6.50%, 2/15/32(a) 40,000 40,377
7.00%, 2/15/30(a) 112,000 115,037
Churchill Downs, Inc.
5.75%, 4/1/30(a) 100,000 96,606
Dave & Buster's, Inc.
7.63%, 11/1/25(a) 109,000 109,936
IRB Holding Corp.
7.00%, 6/15/25(a) 55,000 55,040
Jacobs Entertainment, Inc.
6.75%, 2/15/29(a) 123,000 119,592
Life Time, Inc.
5.75%, 1/15/26(a) 165,000 163,792
Light & Wonder International, Inc.
7.00%, 5/15/28(a) 111,000 111,887
NCL Corp. Ltd.
7.75%, 2/15/29(a) 95,000 98,724
NCL Finance Ltd.
6.13%, 3/15/28(a) 100,000 98,839
Raising Cane's Restaurants LLC
9.38%, 5/1/29(a) 55,000 59,509
Face
Amount Value
Royal Caribbean Cruises Ltd.
3.70%, 3/15/28 $ 25,000 $ 23,286
6.25%, 3/15/32(a) 30,000 30,258
Viking Cruises Ltd.
5.88%, 9/15/27(a) 145,000 142,363
Yum! Brands, Inc.
3.63%, 3/15/31 81,000 71,758
1,794,475
Household Durables (1.5%)
Taylor Morrison Communities, Inc.
5.88%, 6/15/27(a) 91,000 90,969
Tempur Sealy International, Inc.
3.88%, 10/15/31(a) 120,000 102,022
TopBuild Corp.
4.13%, 2/15/32(a) 135,000 119,608
312,599
Household Products (0.3%)
Spectrum Brands, Inc.
3.88%, 3/15/31(a) 56,000 53,990
Independent Power and Renewable Electricity Producers (0.6%)
Calpine Corp.
5.00%, 2/1/31(a) 56,000 51,426
5.13%, 3/15/28(a) 74,000 71,084
122,510
Insurance (1.4%)
Alliant Holdings Intermediate LLC
7.00%, 1/15/31(a) 31,000 31,334
HUB International Ltd.
7.25%, 6/15/30(a) 55,000 56,562
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30(a) 100,000 104,325
Panther Escrow Issuer LLC
7.13%, 6/1/31(a) 105,000 106,839
299,060
IT Services (2.2%)
Arches Buyer, Inc.
4.25%, 6/1/28(a) 102,000 89,882
Booz Allen Hamilton, Inc.
3.88%, 9/1/28(a) 111,000 104,097
Gartner, Inc.
4.50%, 7/1/28(a) 144,000 137,343
Presidio Holdings, Inc.
4.88%, 2/1/27(a) 127,000 123,786
455,108
Life Sciences Tools & Services (0.4%)
Fortrea Holdings, Inc.
7.50%, 7/1/30(a) 92,000 95,085
Machinery (2.0%)
Calderys Financing LLC
11.25%, 6/1/28(a) 101,000 108,783
Chart Industries, Inc.
9.50%, 1/1/31(a) 117,000 127,520
Esab Corp.
6.25%, 4/15/29(a) 42,000 42,249

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (95.7%) (cont’d)
Husky Injection Molding Systems Ltd.
9.00%, 2/15/29(a) $ 20,000 $ 20,708
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a) 125,000 114,609
413,869
Media (3.2%)
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/27(a) 123,000 116,036
7.88%, 4/1/30(a) 47,000 46,754
DISH Network Corp.
11.75%, 11/15/27(a) 74,000 75,621
McGraw-Hill Education, Inc.
5.75%, 8/1/28(a) 101,000 95,336
Outfront Media Capital LLC
4.63%, 3/15/30(a) 94,000 84,368
Sirius XM Radio, Inc.
3.13%, 9/1/26(a) 62,000 58,127
Stagwell Global LLC
5.63%, 8/15/29(a) 66,000 59,990
Townsquare Media, Inc.
6.88%, 2/1/26(a) 67,000 65,375
Univision Communications, Inc.
7.38%, 6/30/30(a) 57,000 56,411
8.00%, 8/15/28(a) 18,000 18,350
676,368
Metals & Mining (3.1%)
Arsenal AIC Parent LLC
11.50%, 10/1/31(a) 122,000 136,032
Big River Steel LLC
6.63%, 1/31/29(a) 55,000 55,360
Compass Minerals International, Inc.
6.75%, 12/1/27(a) 166,000 160,637
Eldorado Gold Corp.
6.25%, 9/1/29(a) 84,000 80,787
Hudbay Minerals, Inc.
4.50%, 4/1/26(a) 57,000 55,268
6.13%, 4/1/29(a) 35,000 34,638
Novelis Corp.
3.25%, 11/15/26(a) 45,000 41,976
4.75%, 1/30/30(a) 100,000 92,346
657,044
Oil, Gas & Consumable Fuels (11.2%)
Aethon United BR LP
8.25%, 2/15/26(a) 109,000 110,357
Antero Midstream Partners LP
5.75%, 3/1/27(a) 95,000 93,873
Cheniere Energy Partners LP
4.00%, 3/1/31 108,000 98,257
Cheniere Energy, Inc.
4.63%, 10/15/28 118,000 114,447
Civitas Resources, Inc.
8.63%, 11/1/30(a) 92,000 98,851
8.75%, 7/1/31(a) 33,000 35,353
CrownRock LP
5.63%, 10/15/25(a) 53,000 52,908
Face
Amount Value
DT Midstream, Inc.
4.13%, 6/15/29(a) $ 127,000 $ 116,871
Enviva Partners LP
6.50%, 1/15/26(a) 68,000 29,635
EQM Midstream Partners LP
4.50%, 1/15/29(a) 87,000 81,655
4.75%, 1/15/31(a) 70,000 65,161
6.50%, 7/1/27(a) 41,000 41,399
7.50%, 6/1/30(a) 62,000 66,332
Kinetik Holdings LP
5.88%, 6/15/30(a) 113,000 110,633
Matador Resources Co.
6.50%, 4/15/32(a) 55,000 55,135
Occidental Petroleum Corp.
8.50%, 7/15/27 51,000 55,397
Parkland Corp.
4.63%, 5/1/30(a) 100,000 92,278
Permian Resources Operating LLC
5.88%, 7/1/29(a) 177,000 174,194
Plains All American Pipeline LP
9.68%, 4/29/24(c)(d) 91,000 90,880
Southwestern Energy Co.
4.75%, 2/1/32 125,000 115,170
Sunoco LP
4.50%, 4/30/30 111,000 101,744
TerraForm Power Operating LLC
4.75%, 1/15/30(a) 32,000 29,359
5.00%, 1/31/28(a) 89,000 84,831
Venture Global Calcasieu Pass LLC
4.13%, 8/15/31(a) 64,000 56,957
Venture Global LNG, Inc.
8.38%, 6/1/31(a) 217,000 223,921
9.50%, 2/1/29(a) 20,000 21,570
9.88%, 2/1/32(a) 16,000 17,254
Vital Energy, Inc.
7.88%, 4/15/32(a) 2,000 2,034
9.75%, 10/15/30 54,000 59,098
Western Midstream Operating LP
4.05%, 2/1/30(b) 65,000 60,687
2,356,241
Passenger Airlines (0.9%)
United Airlines, Inc.
4.38%, 4/15/26(a) 59,000 57,077
4.63%, 4/15/29(a) 68,000 63,316
VistaJet Malta Finance plc
6.38%, 2/1/30(a) 94,000 69,416
189,809
Personal Care Products (1.0%)
BellRing Brands, Inc.
7.00%, 3/15/30(a) 116,000 119,623
Edgewell Personal Care Co.
4.13%, 4/1/29(a) 80,000 73,479
Prestige Brands, Inc.
3.75%, 4/1/31(a) 25,000 21,789
214,891

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (95.7%) (cont’d)
Pharmaceuticals (0.2%)
Catalent Pharma Solutions, Inc.
3.50%, 4/1/30(a) $ 46,000 $ 43,850
Professional Services (0.9%)
AMN Healthcare, Inc.
4.63%, 10/1/27(a) 56,000 53,232
VT Topco, Inc.
8.50%, 8/15/30(a) 122,000 128,898
182,130
Real Estate Management & Development (0.2%)
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28(a) 48,000 47,437
Semiconductors & Semiconductor Equipment (0.4%)
ON Semiconductor Corp.
3.88%, 9/1/28(a) 91,000 83,698
Software (2.5%)
Central Parent LLC
8.00%, 6/15/29(a) 53,000 54,987
Clarivate Science Holdings Corp.
4.88%, 7/1/29(a) 95,000 87,989
Cloud Software Group, Inc.
6.50%, 3/31/29(a) 61,000 57,937
9.00%, 9/30/29(a) 66,000 63,365
Fair Isaac Corp.
4.00%, 6/15/28(a) 85,000 79,465
NCR Voyix Corp.
5.13%, 4/15/29(a) 74,000 68,717
Open Text Corp.
3.88%, 2/15/28(a) 63,000 58,392
SS&C Technologies, Inc.
5.50%, 9/30/27(a) 67,000 65,566
536,418
Specialty Retail (4.3%)
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a) 34,000 31,411
5.00%, 2/15/32(a) 14,000 12,695
Bath & Body Works, Inc.
6.75%, 7/1/36 40,000 40,433
6.88%, 11/1/35 18,000 18,420
Evergreen Acqco 1 LP
9.75%, 4/26/28(a) 68,000 73,158
Group 1 Automotive, Inc.
4.00%, 8/15/28(a) 128,000 118,076
LCM Investments Holdings II LLC
4.88%, 5/1/29(a) 91,000 83,734
Lithia Motors, Inc.
3.88%, 6/1/29(a) 91,000 82,097
4.38%, 1/15/31(a) 92,000 82,486
Murphy Oil USA, Inc.
4.75%, 9/15/29 62,000 58,851
Sonic Automotive, Inc.
4.63%, 11/15/29(a) 129,000 115,809
4.88%, 11/15/31(a) 134,000 117,406
Face
Amount Value
Valvoline, Inc.
3.63%, 6/15/31(a) $ 88,000 $ 75,933
910,509
Technology Hardware, Storage & Peripherals (0.9%)
Seagate HDD Cayman
8.25%, 12/15/29(a) 84,000 90,342
9.63%, 12/1/32 80,000 91,234
181,576
Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.
9.00%, 2/15/31(a) 43,000 44,215
Trading Companies & Distributors (1.4%)
Imola Merger Corp.
4.75%, 5/15/29(a) 134,000 125,764
WESCO Distribution, Inc.
6.38%, 3/15/29(a) 32,000 32,369
6.63%, 3/15/32(a) 33,000 33,575
7.25%, 6/15/28(a) 108,000 110,349
302,057
Transportation Infrastructure (0.4%)
Seaspan Corp.
5.50%, 8/1/29(a) 107,000 93,454
Wireless Telecommunication Services (1.3%)
Sprint LLC
7.13%, 6/15/24 48,000 48,112
7.63%, 2/15/25 - 3/1/26 140,000 142,664
T-Mobile USA, Inc.
2.25%, 2/15/26 54,000 51,132
2.88%, 2/15/31 41,000 35,649
277,557
Total Fixed Income Securities
(Cost $19,149,212)
20,196,527
–
Shares
Short-Term Investments (3.8%)
Investment Company ( 3.8% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 5.22%
(See Note G)
(Cost $800,535)
800,535 800,535
Total Investments (99.5%)
(Cost $19,949,747) (e) 20,997,062
Other Assets in Excess of Liabilities (0.5%)
95,270
Net Assets (100.0%) $21,092,332
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2024. Maturity date disclosed is the ultimate maturity date.

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
(c) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2024.
(d) Floating or variable rate securities: The rates disclosed are as of
March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(e) At March 31, 2024, the aggregate cost for federal income tax purposes is $19,949,747. The aggregate gross unrealized
appreciation is $1,074,903 and the aggregate gross unrealized depreciation is $27,588, resulting in net unrealized appreciation of
$1,047,315.
REIT Real Estate Investment Trust
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 73.6%
Oil, Gas & Consumable Fuels 11.2
Hotels, Restaurants & Leisure 8.5
Health Care Providers & Services 6.7
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2024 (unaudited)
Eaton Vance High Yield ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2024
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $19,149,212) $ 20,196,527
Investment in Security of Affiliated Issuer, at Value (Cost $800,535) 800,535
Total Investments in Securities, at Value (Cost $19,949,747) 20,997,062
Cash 5,289
Receivable for Investments Sold 147,358
Interest Receivable 309,613
Dividends Receivable 2,905
Total Assets
21,462,227
Liabilities:
Payable for Investments Purchased 238,192
Payable for Management Fee 8,495
Payable for Dividends to Shareholders 123,208
Total Liabilities
369,895
Net Assets
$ 21,092,332
Net Assets Consist of:
Paid-in-Capital $ 20,000,000
Total Distributable Earnings 1,092,332
Net Assets
$ 21,092,332
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 400,000
Net Asset Value Per Share
$ 52 .73

Semi-Annual Report — March 31, 2024 (unaudited)
Eaton Vance High Yield ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
October 16, 2023
^
to
March 31, 2024
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 691,557
Dividends from Security of Affiliated Issuer (Note G) 20,156
Total Investment Income 711,713
Expenses:
Management Fee (Note B) 45,689
Total Expenses 45,689
Rebate from Morgan Stanley Affiliate (Note G) (576)
Net Expenses 45,113
Net Investment Income
666,600
Realized Gain (Loss):
Investments Sold 49,232
Net Realized Gain 49,232
Change in Unrealized Appreciation (Depreciation):
Investments 1,047,315
Net Change in Unrealized Appreciation (Depreciation) 1,047,315
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
1,096,547
Net Increase in Net Assets Resulting from Operations $ 1,763,147
^ Commencement of operations.

Semi-Annual Report — March 31, 2024
Eaton Vance High Yield ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
October 16, 2023
^
to
March 31, 2024
(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 666,600
Net Realized Gain 49,232
Net Change in Unrealized Appreciation (Depreciation) 1,047,315
Net Increase in Net Assets Resulting from Operations 1,763,147
Dividends and Distributions to Shareholders:
Dividends and Distributions (670,815)
Total Dividends and Distributions to Shareholders (670,815)
Capital Share Transactions:
Subscribed 20,000,000
(1)
Net Increase in Net Assets Resulting from Capital Share Transactions 20,000,000
Total Increase in Net Assets 21,092,332
Net Assets:
Beginning of Period –
End of Period $ 21,092,332
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 400,000
Shares Outstanding, End of Period Net Increase in 400,000
^ Commencement of Operations
(1) Total consists of subscriptions for seed capital by the Adviser and other related parties of the Fund.

Semi-Annual Report — March 31, 2024
Financial Highlights
Eaton Vance High Yield ETF
14
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
October 16, 2023
(1)
to
March 31, 2024
(unaudited)
Net Asset Value, Beginning of Period
$ 50 .00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
1 .67
Net Realized and Unrealized Gain 2 .74
Total from Investment Operations 4 .41
Distributions from and/or in Excess of:
—
Net Investment Income ( 1 .68 )
Net Asset Value, End of Period
$ 52 .73
Total Return
(3)
8 .85%
(4)
Ratios to Average Net Assets and Supplemental Data:
$21,092
Net Assets, End of Period (Thousands) $ 21,092
Ratio of Expenses 0 .47%
(5) (6)
Ratio of Net Investment Income 6 .96%
(5) (6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .01%
(5)
Portfolio Turnover Rate 7%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

15
Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the "Declaration of Trust"), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification ("ASC") Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Eaton
Vance High Yield ETF (the "Fund"), which seeks to provide a
high level of current income. The Fund’s secondary objectives are to seek growth of income and capital. The Fund is diversi-
fied.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
.
1. Security Valuation:
(1) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security character-
istics. If Morgan Stanley Investment Management Inc.
(the “Adviser”) or Morgan Stanley Investment Manage-
ment Limited ("MSIM Limited") (the "Sub-Adviser"),
each (the a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or is unable to provide a price, prices from bro-
kers/dealers may also be utilized. In these circumstances,
the value of the security will be the mean of bid and
asked prices obtained from reputable brokers/dealers; (2)
when market quotations are not readily available, as de-
fined by Rule 2a-5 under the Act, including circumstanc-
es under which the Adviser determines that the closing
price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s mar-
ket value, portfolio securities are valued at their fair value as determined in good faith under procedures established
by and under the general supervision of the Trustees; (3)
investments in mutual funds, including the Morgan Stan-
ley Institutional Liquidity Funds, are valued at the net
asset value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting Stan-
dards Board (“FASB”) Accounting Standards Codifica-
tion
TM
(“ASC”), “Fair Value Measurement” (“ASC 820”),
defines fair value as the price that would be received to
sell an asset or pay to transfer a liability in an orderly
transaction between market participants at the measure-
ment date. ASC 820 establishes a three tier hierarchy to
distinguish between (1) inputs that reflect the assump-
tions market participants would use in valuing an asset or
liability developed based on market data obtained from
sources independent of the reporting entity (observable
inputs) and (2) inputs that reflect the reporting entity’s
own assumptions about the assumptions market partici-
pants would use in valuing an asset or liability developed
based on the best information available in the circum-
stances (unobservable inputs) and to establish classifica-
tion of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the
Fund’s investments. The inputs are summarized in the
three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2024:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value. Interest income is recog-
nized on the accrual basis (except where collection is in
doubt) net of applicable withholding taxes. Discounts are
accreted and premiums are amortized over the life of the
respective securities.
B. Management/Sub-Advisory Fees:
 The Adviser provides
investment advice and portfolio management services pursuant to a Management Agreement (the “Agreement”) and, subject
to the supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages
the Fund’s investments.  As compensation for its services, the
Adviser is paid  monthly at the annual rate of 0.48% of the
average daily net assets of the Fund. Under the Agreement, the
Adviser pays substantially all the expenses of the Fund (in-
cluding expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not
incurred in the ordinary course of the Fund’s business.
The Adviser has entered into a Sub-Advisory Agreement with
the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley.
The Sub-Adviser provides the Fund with investment advisory
services subject to the overall supervision of the Adviser and the
Trust's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Advis-
er receives from the Fund.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan ("Plan")
pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Corporate Bonds $ — $ 20,196 $ — $ 20,196
— — — —
Short-Term Investments
Investment Company 801 — — 801
Total Assets $801 $20,196 $— $20,997

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
0.25% of its average daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. ("JPMorgan").
.
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
.
F. Issuance and Redemption of Fund Shares:
The Fund
is an exchange-traded fund or ETF. Individual Fund shares
may only be purchased and sold on a national securities
exchange through a broker-dealer and investors may pay a
commission to such broker-dealers in connection with their
purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with the Fund’s Distributor. An Authorized Participant is
either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net
Settlement System of the National Securities Clearing Corpo-
ration) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must
have executed an agreement (“Participation Agreement”) with
the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statement of Changes in Net Assets.
.
G. Security Transactions and Transactions with Affil-
iates:
 For the period ended March 31, 2024 purchases and
sales of investment securities for the Fund, other than long-
term U.S. Government securities, short-term investments
and In-Kind transactions were $20,397,831 and $1,419,542,
respectively. There were no purchases and sales of long-term
U.S. Government securities or for In-Kind transactions for the period ended March 31, 2024.
.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Fund. For the period ended March 31,
2024, management fees paid were reduced by $576 relating to
the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the period ended March 31, 2024 is as
follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accord-
ingly, no provision for federal income taxes is required in the financial statements.
.
Affiliated
Investment
Company
Value
October 16,
2023
*
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ – $ 22,328 $ 21,527 $ 20
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2024
(000)
Liquidity Fund   $ – $ – $ 801
* Commencement of Operations.

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states.
I. Principal Risks:
.
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and politi-
cal (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global
financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively
impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate preexisting risks to the
Fund. The occurrence, duration and extent of these or other
types of adverse economic and market conditions and uncer-
tainty over the long term cannot be reasonably projected or
estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market develop-
ments and the extent to which the associated conditions
impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The finan-
cial performance of the Fund’s investments (and, in turn, the
Fund’s investment results) as well as their liquidity may be ad-
versely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions.
The Fund's principal risks include, but are not limited
to, the following:
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

20
Semi-Annual Report — March 31, 2024 (unaudited)
Investment Advisory Agreement Approval
Morgan Stanley ETF Trust
The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services to be provided by the Adviser and Sub-Adviser under the investment management agreement and the sub-advisory agreement (collec-
tively, the “Management Agreement”), respectively, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable.
The Board also reviewed and considered the nature and extent of the non-advisory services to be provided by the Adviser under the
Management Agreement, including operations, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. (The Adviser and Sub-Adviser are referred to as the “Adviser.”) The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who will provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.
The Board reviewed the unitary management fee (the “management fee rate”) proposed to be paid by the Fund under the Manage-
ment Agreement, pursuant to which the Adviser would pay substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board considered the benefits of a unitary fee structure and considered the management fee rate relative to compa-
rable funds advised by the Adviser or its affiliates, when applicable, and compared to peers as determined by the Adviser. The Board reviewed the anticipated total expense ratio of the Fund, which, due to the unitary management fee structure, was equal to the proposed management fee rate. The Board also considered that the fees charged by the Fund’s other service providers would be paid by the Adviser under the unitary management fee structure. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.
Economies of Scale
The Board considered the growth prospects of the Fund and the proposed unitary management fee schedule, which does not in-
clude breakpoints. The Board considered that the unitary management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered that the unitary management fee struc-
ture inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the unitary management fee rate paid by the Fund in the future even if economies of scale were achieved. The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.
Profitability of the Adviser and Affiliates
Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Semi-Annual Report — March 31, 2024 (unaudited)
Investment Advisory Agreement Approval (cont’d)
21
Morgan Stanley ETF Trust
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. Since the Fund had not begun oper-
ations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be consid-
ered at the present time.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the compe-
tence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Ad-
viser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management
Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22
Semi-Annual Report — March 31, 2024 (unaudited)
Liquidity Risk Management Program*
Morgan Stanley ETF Trust
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and man-
age the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.
At a meeting held on March 13-24, 2024, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2023, through December
31, 2023, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.
In accordance with the Program, the Fund's liquidity risk is assessed by LRS no less frequently than annually taking into consider-
ation certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-
term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources.
Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the invest-
ment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific consider-
ations, as well as market depth, and in some cases utilize third-party vendor data.
The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not pri-
marily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the
Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.
* The Fund commenced operations subsequent to the period covered by the report, which applied to other funds of the Trust during that period. However, during the period ended
March 31, 2024, the Program applied to the Fund.

23
Semi-Annual Report — March 31, 2024 (unaudited)
Important Notices
Morgan Stanley ETF Trust
Reporting to Shareholders
The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the securi-
ty names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”),
a clearing agency that is registered with the SEC. The basket represents one Creation Unit of the Fund. The Trust, Adviser, Custo-
dian and Distributor will not disseminate non-public information concerning the Trust. The Trust provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings will be available on the Fund’s public website, www.morganstanley.com/im.
Proxy Voting Policy and Proxy Voting Record
The Board of Trustees believes that the voting of proxies on securities held by the Trust is an important element of the overall invest-
ment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Adviser.
A copy of the Proxy Policy, as well as the Trust’s most recent proxy voting record for the 12-month period ended June 30, as filed with the SEC, are available without charge on our web site at www.morganstanley.com/im. The Trust’s proxy voting record is also available without charge on the SEC’s web site at http://www.sec.gov.
Tailored Shareholder Reports
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available on-
line, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

24
Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice
February 2024
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No*
For our affiliates’ everyday business purposes —
information about your creditworthiness
Yes Yes*
For our affiliates to market to you
Yes Yes*
For non-affiliates to market to you
No We don’t share

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
25
February 2024
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.
What happens when I limit sharing for an
account I hold jointly with someone else?
Your choices will apply to everyone on your account.

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
26
February 2024
Morgan Stanley ETF Trust
Definitions
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include registered investment advisers such
as Eaton Vance Management and Calvert Research and
Management, registered broker-dealers such as Morgan
Stanley Distributors Inc. and Eaton Vance Distributors,
Inc., and registered and unregistered funds sponsored
by Morgan Stanley Investment Management such as the
registered funds within Morgan Stanley Institutional Fund,
Inc. (together, the “Investment Management Affiliates”);
and companies with a Morgan Stanley name and financial
companies such as Morgan Stanley Barney LLC and
Morgan Stanley & Co. (the, “Morgan Stanley Affiliates”).
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
*PLEASE NOTE: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the
Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the
Investment Management Affiliates from marketing their products to you.
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

27
Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)
Trustees and Officers Information
Trustees
Frank L Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Michael F. Klein
Patricia A Maleski
W. Allen Reed, Chair of the Board
Adviser
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
Sub-Adviser
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4Q4, England
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Officers
John H. Gernon
President and Principal Executive Officer
Deidre A. Downes
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary and Chief Legal Officer
Michael J. Key
Vice President
Anthony R. Rochte
Vice President
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Morgan, Lewis, Bockius LLP
One State Street
Hartford, Connecticut 06103
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

EVHYETFSAN
6598608 EXP 05.31.25
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Eaton Vance Intermediate
Municipal Income ETF
NYSE Arca: EVIM
Semi-Annual Report
March 31, 2024

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management’s website: www.morganstanley.com/im.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Expense Example
...........................................................................................
3
Performance Summary
.....................................................................................
4
Portfolio of Investments
.....................................................................................
5
Statement of Assets and Liabilities
..........................................................................
9
Statement of Operations
....................................................................................
10
Statement of Changes in Net Assets
........................................................................
11
Financial Highlights
.........................................................................................
12
Notes to Financial Statements
...............................................................................
13
Investment Advisory Agreement Approval
....................................................................
18
Liquidity Risk Management Program
.........................................................................
20
Important Notices
..........................................................................................
21
U.S. Customer Privacy Notice
...............................................................................
22
Trustees and Officers Information
...........................................................................
25

2
Semi-Annual Report — March 31, 2024 (unaudited)
Shareholders’ Letter
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Eaton Vance Intermediate
Municipal Income ETF (the “Fund”) performed during the period beginning October 16, 2023 (when the Fund commenced oper-
ations) and ended March 31, 2024.
Morgan Stanley Investment Management, the Fund's investment adviser, is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving chal-
lenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
April 2024

3
Semi-Annual Report — March 31, 2024 (unaudited)
Expense Example
Eaton Vance Intermediate Municipal Income ETF
Morgan Stanley ETF Trust
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include man-
agement fees, and distribution and shareholder services fees. This example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/16/23-
3/31/24.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
(10/16/23)
Actual Ending
Account
Value
(3/31/24)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Eaton Vance Intermediate Municipal Income ETF
^
$1,000.00 $1,067.80 $1,021.62 $1.38 $1.35 0.29%
* Expenses are calculated using the Fund’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 168/366 (to reflect the actual days in the period).
** Annualized.
^ The Fund commenced operations on October 16, 2023.

4
Semi-Annual Report — March 31, 2024 (unaudited)
Performance Summary
Eaton Vance Intermediate Municipal Income ETF
Morgan Stanley ETF Trust
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.
morganstanley.com/im. Investment return and principal value will fluctuate so that Fund shares, when sold or redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the selling or redemption of Fund shares.
Returns for periods less than one year are not annualized. Fund's total returns are calculated as of the last business day of the period.
Performance Compared to the Bloomberg Municipal Bond Index
(1)
and the ICE BofA 2-17 Year U.S. Municipal
Securities Index
(2)
Cumulative
Total Return for the
Period Ended
March 31, 2024
Since
Inception
(3)
Eaton Vance Intermediate Municipal Income ETF - NAV
(4)
6.78%
Eaton Vance Intermediate Municipal Income ETF - Market Price
(4)
6.96%
Bloomberg Municipal Bond Index 7.20%
ICE BofA 2-17 Year U.S. Municipal Securities Index 5.85%
(1) The Bloomberg Municipal Bond Index covers the USD denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.  The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Fund’s primary benchmark index was changed from the  ICE BofA 2-17 Year U.S. Municipal Securities Index to the Bloomberg Municipal Bond Index to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market.
(2) The ICE BofA 2-17 Year U.S. Municipal Securities Index is designed to track the performance of USD-denominated taxable municipal debt with a maturity between 2 and 17 years that is issued publicly by states and territories within the United States, as well as their political subdivisions, in the U.S. market. ICE
®
BofA
®
indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA
®
is a licensed
registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
Historical performance of the index illustrates market trends and does not represent the past or future performance of the Fund.
(3) For comparative purposes, cumulative total since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Index.
(4) Commenced operations on October 16, 2023.

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments
Eaton Vance Intermediate Municipal Income ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (99.3%)
Municipal Bonds ( 99 .3% )
Alabama ( 1 .3% )
County of Jefferson AL,
Sewer
Series 2024
5.00%, 10/1/30 $ 250,000 $ 278,358
Arizona ( 1 .2% )
City of Mesa AZ,
Utility System
Series 2014
4.00%, 7/1/37 250,000 250,141
California ( 9 .6% )
California Community Choice Financing Authority,
Series 2023 F
5.50%, 10/1/54(a) 495,000 546,042
Los Angeles Department of Water & Power Water System,
Series 2022 CC
5.00%, 7/1/42 500,000 564,991
Menifee Union School District,
Series 2017 A
3.25%, 8/1/37 250,000 238,706
Northern California Energy Authority,
Series 2024
5.00%, 12/1/54(a) 70,000 74,879
University of California,
Series 2024 BV
5.00%, 5/15/40 500,000 584,551
2,009,169
Colorado ( 6 .3% )
Board of Governors of Colorado State University System,
Series 2023 A-2
4.38%, 3/1/48(a) 500,000 525,667
Colorado Health Facilities Authority,
AdventHealth Obligated Group
Series A-1
5.00%, 11/15/58(a) 500,000 537,270
CommonSpirit Health Obligated Group
Series 2019 B-2
5.00%, 8/1/49(a) 250,000 256,236
1,319,173
Connecticut ( 3 .8% )
Connecticut State Health & Educational Facilities Authority,
Quinnipiac University
Series M
5.00%, 7/1/29 250,000 257,984
State of Connecticut Special Tax,
Series 2021 A
5.00%, 5/1/41 500,000 550,786
808,770
District of Columbia ( 3 .9% )
District of Columbia Income Tax,
Series 2023 A
5.00%, 5/1/38 250,000 288,842
Metropolitan Washington Airports Authority Aviation,
Series A (AMT)
5.00%, 10/1/31 500,000 516,878
805,720
Face
Amount Value
Georgia ( 5 .0% )
Main Street Natural Gas, Inc.,
Series 2022 B
5.00%, 12/1/52 - 7/1/53(a) $ 1,000,000 $ 1,053,673
Illinois ( 9 .9% )
Chicago Board of Education,
Series 2012 B
5.00%, 12/1/33 500,000 500,014
City of Chicago IL,
Series 2021 A
5.00%, 1/1/34 250,000 272,406
Illinois Finance Authority,
Ascension Health Credit Group
Series 2016 C
5.00%, 2/15/41 500,000 508,914
State of Illinois Water Revolving Fund - Clean Water Program
Series 2017
5.00%, 7/1/32 425,000 446,632
State of Illinois IL,
Series 2020
5.50%, 5/1/39 315,000 346,797
2,074,763
Kentucky ( 0 .5% )
Kentucky Economic Development Finance Authority,
Republic Services, Inc.
Series 2010 B
3.80%, 4/1/31(a) 100,000 99,926
Massachusetts ( 3 .1% )
Commonwealth of Massachusetts,
Series 2015 B
4.00%, 5/1/45 250,000 245,414
Massachusetts Clean Water Trust (The),
Massachusetts Clean Water State Revolving Fund
Series B-25
5.00%, 2/1/43 350,000 395,067
640,481
Michigan ( 2 .9% )
City of Detroit MI,
Series 2020
5.50%, 4/1/40 250,000 265,640
Michigan State Housing Development Authority,
Series B
3.35%, 12/1/34 335,000 328,190
593,830
Nebraska ( 2 .8% )
Nebraska Public Power District,
Series 2016 A
5.00%, 1/1/25 575,000 581,545
New Jersey ( 3 .8% )
Monmouth County Improvement Authority (The),
Series 2024
4.00%, 3/14/25 250,000 251,397
New Jersey Transportation Trust Fund Authority,
Series 2022 CC
5.00%, 6/15/42 500,000 550,241
801,638

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Intermediate Municipal Income ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (99.3%) (cont’d)
New York ( 13 .6% )
New York City Transitional Finance Authority,
Future Tax Secured
Series 2024 C
5.00%, 5/1/37 $ 500,000 $ 581,169
New York State Urban Development Corp.,
State of New York Sales Tax
Series 2023 A
5.00%, 3/15/44 500,000 557,257
New York Transportation Development Corp.,
Delta Air Lines, Inc.
Series 2023 (AMT)
5.63%, 4/1/40 250,000 273,198
JFK International Air Terminal LLC
Series 2022 (AMT)
5.00%, 12/1/32 500,000 554,358
JFK NTO LLC
Series 2023 (AMT)
5.50%, 6/30/38 250,000 278,302
Utility Debt Securitization Authority,
Series 2023 TE-1
5.00%, 12/15/41 500,000 579,786
2,824,070
North Carolina ( 1 .2% )
North Carolina Municipal Power Agency No. 1,
Series A
5.00%, 1/1/27 250,000 257,389
Ohio ( 0 .8% )
County of Franklin OH,
Trinity Health Corp. Obligated Group
Series 2013 OH
3.70%, 12/1/46(a) 165,000 164,921
Pennsylvania ( 7 .8% )
Allegheny County Industrial Development Authority,
United States Steel Corp.
Series 2019
4.88%, 11/1/24 220,000 220,447
City of Philadelphia PA,
Airport
Series 2017 B (AMT)
5.00%, 7/1/25 500,000 506,433
Pennsylvania Economic Development Financing Authority,
UPMC Obligated Group
Series 2014 A
5.00%, 2/1/25 250,000 250,921
Waste Management Obligated Group
Series 2013 (AMT)
4.10%, 8/1/45(a) 250,000 249,897
School District of Philadelphia (The),
Series 2024 A
5.00%, 6/28/24 420,000 420,905
1,648,603
Puerto Rico ( 3 .3% )
Commonwealth of Puerto Rico,
Series 2022 A-1
5.63%, 7/1/27 221,000 235,214
Face
Amount Value
Puerto Rico Sales Tax Financing Corp. Sales Tax,
Series A-2
4.33%, 7/1/40 $ 465,000 $ 465,671
700,885
South Carolina ( 1 .2% )
City of Aiken SC,
Water & Sewer System
Series 2024 A
4.00%, 8/1/49 250,000 244,342
Texas ( 12 .2% )
Aldine Independent School District,
Series 2024
4.00%, 2/15/54 200,000 189,475
Cypress-Fairbanks Independent School District,
Series 2023 A
5.00%, 2/15/37 250,000 289,972
Dallas Independent School District,
Series 2023
5.00%, 2/15/42 260,000 287,600
Harris County Cultural Education Facilities Finance Corp.,
Memorial Hermann Health System Obligated Group
Series 2022 A
5.00%, 7/1/29 250,000 274,198
Texas Children's Hospital Obligated Group
Series 2015-1
5.00%, 10/1/28 500,000 512,476
Humble Independent School District,
Series 2024
4.00%, 2/15/54 250,000 241,737
North Texas Tollway Authority,
Series 2023 A
5.00%, 1/1/41 250,000 278,476
Prosper Independent School District,
Series 2024
4.00%, 2/15/54 250,000 240,090
Texas Private Activity Bond Surface Transportation Corp.,
NTE Mobility Partners Segments 3 LLC
Series 2023 (AMT)
5.38%, 6/30/38 250,000 269,415
2,583,439
Virginia ( 1 .7% )
Virginia Small Business Financing Authority,
95 Express Lanes LLC
Series 2022 (AMT)
5.00%, 7/1/38 335,000 355,435
Washington ( 3 .4% )
Energy Northwest,
Bonneville Power Administration
Series 2021 A
5.00%, 7/1/41 405,000 446,362
University of Washington,
Series 2024 A
5.00%, 4/1/44 250,000 280,178
726,540
Total Fixed Income Securities
(Cost $19,888,122)
20,822,811
–

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Intermediate Municipal Income ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Short-Term Investments ( 0 .2% )
Investment Company ( 0 .2% )
BlackRock Liquidity Funds - MuniCash -
Institutional Shares  3.48%
(Cost $49,255)
49,250 $ 49,255
Total Investments (99.5%)
(Cost $19,937,377) (b) 20,872,066
Other Assets in Excess of Liabilities (0.5%)
109,408
Net Assets (100.0%) $20,981,474
(a) Floating or variable rate securities: The rates disclosed are as of
March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b) At March 31, 2024, the aggregate cost for federal income tax purposes is $19,937,377. The aggregate gross unrealized
appreciation is $944,123 and the aggregate gross unrealized
depreciation is $9,434, resulting in net unrealized appreciation of
$934,689.
AMT Alternative Minimum Tax

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Intermediate Municipal Income ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Summary of Investments by State
Classification
Percentage of Total
Investments
Other* 35 .3%
New York 13 .5
Texas 12 .4
Illinois 9 .9
California 9 .6
Pennsylvania 7 .9
Colorado 6 .3
Georgia 5 .1
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2024 (unaudited)
Eaton Vance Intermediate Municipal Income ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2024
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $19,937,377) $ 20,872,066
Receivable for Investments Sold 307,081
Interest Receivable 257,190
Total Assets
21,436,337
Liabilities:
Payable for Investments Purchased 379,960
Payable for Management Fee 5,173
Payable for Dividends to Shareholders 69,730
Total Liabilities
454,863
Net Assets
$ 20,981,474
Net Assets Consist of:
Paid-in-Capital $ 20,000,000
Total Distributable Earnings 981,474
Net Assets
$ 20,981,474
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 400,000
Net Asset Value Per Share
$ 52 .45

Semi-Annual Report — March 31, 2024 (unaudited)
Eaton Vance Intermediate Municipal Income ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
October 16, 2023
^
to
March 31, 2024
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 402,800
Total Investment Income 402,800
Expenses:
Management Fee (Note B) 27,582
Total Expenses 27,582
Net Investment Income
375,218
Realized Gain (Loss):
Investments Sold 49,363
Net Realized Gain 49,363
Change in Unrealized Appreciation (Depreciation):
Investments 934,689
Net Change in Unrealized Appreciation (Depreciation) 934,689
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
984,052
Net Increase in Net Assets Resulting from Operations $ 1,359,270
^ Commencement of operations.

Semi-Annual Report — March 31, 2024
Eaton Vance Intermediate Municipal Income ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
October 16, 2023
^
to
March 31, 2024
(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 375,218
Net Realized Gain 49,363
Net Change in Unrealized Appreciation (Depreciation) 934,689
Net Increase in Net Assets Resulting from Operations 1,359,270
Dividends and Distributions to Shareholders:
Dividends and Distributions (377,796)
Total Dividends and Distributions to Shareholders (377,796)
Capital Share Transactions:
Subscribed 20,000,000
(1)
Net Increase in Net Assets Resulting from Capital Share Transactions 20,000,000
Total Increase in Net Assets 20,981,474
Net Assets:
Beginning of Period –
End of Period $ 20,981,474
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 400,000
Shares Outstanding, End of Period Net Increase in 400,000
^ Commencement of Operations
(1) Total consists of subscriptions for seed capital by the Adviser and other related parties of the Fund.

Semi-Annual Report — March 31, 2024
Financial Highlights
Eaton Vance Intermediate Municipal Income ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
October 16, 2023
(1)
to
March 31, 2024
(unaudited)
Net Asset Value, Beginning of Period
$ 50 .00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
0 .94
Net Realized and Unrealized Gain 2 .45
Total from Investment Operations 3 .39
Distributions from and/or in Excess of:
—
Net Investment Income ( 0 .94 )
Net Asset Value, End of Period
$ 52 .45
Total Return
(3)
6 .78%
(4)
Ratios to Average Net Assets and Supplemental Data:
$20,981
Net Assets, End of Period (Thousands) $ 20,981
Ratio of Expenses 0 .29%
(5)
Ratio of Net Investment Income 3 .92%
(5)
Portfolio Turnover Rate 59%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.

13
Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the "Declaration of Trust"), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification ("ASC") Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Eaton
Vance Intermediate Municipal Income ETF (the "Fund"),
which seeks to provide current income exempt from regular
federal income tax. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
.
1. Security Valuation:
(1) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or is unable to provide a price, prices from bro-
kers/dealers may also be utilized. In these circumstances,
the value of the security will be the mean of bid and
asked prices obtained from reputable brokers/dealers; (2)
when market quotations are not readily available, as de-
fined by Rule 2a-5 under the Act, including circumstanc-
es under which the Adviser determines that the closing
price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s mar-
ket value, portfolio securities are valued at their fair value as determined in good faith under procedures established
by and under the general supervision of the Trustees; (3)
investments in mutual funds, are valued at the net asset
value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting Stan-
dards Board (“FASB”) Accounting Standards Codifica-
tion
TM
(“ASC”), “Fair Value Measurement” (“ASC 820”),
defines fair value as the price that would be received to
sell an asset or pay to transfer a liability in an orderly
transaction between market participants at the measure-
ment date. ASC 820 establishes a three tier hierarchy to
distinguish between (1) inputs that reflect the assump-
tions market participants would use in valuing an asset or
liability developed based on market data obtained from
sources independent of the reporting entity (observable
inputs) and (2) inputs that reflect the reporting entity’s
own assumptions about the assumptions market partici-
pants would use in valuing an asset or liability developed
based on the best information available in the circum-
stances (unobservable inputs) and to establish classifica-
tion of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the
Fund’s investments. The inputs are summarized in the
three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
 Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
14
Morgan Stanley ETF Trust
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2024:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value. Interest income is recog-
nized on the accrual basis (except where collection is in
doubt) net of applicable withholding taxes. Discounts are
accreted and premiums are amortized over the life of the
respective securities.
B. Management Fees:
 The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.29% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan ("Plan")
pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to
0.25% of its average daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. ("JPMorgan").
.
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
.
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Municipal Bonds $ — $ 20,823 $ — $ 20,823
— — — —
Short-Term Investments
Investment Company 49 — — 49
Total Assets $49 $20,823 $— $20,872

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
F. Issuance and Redemption of Fund Shares:
The Fund
is an exchange-traded fund or ETF. Individual Fund shares
may only be purchased and sold on a national securities
exchange through a broker-dealer and investors may pay a
commission to such broker-dealers in connection with their
purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 25,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with the Fund’s Distributor. An Authorized Participant is
either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net
Settlement System of the National Securities Clearing Corpo-
ration) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must
have executed an agreement (“Participation Agreement”) with
the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statement of Changes in Net Assets.
.
G. Security Transactions and Transactions with Affil-
iates:
 For the period ended March 31, 2024 purchases and
sales of investment securities for the Fund, other than long-
term U.S. Government securities, short-term investments and
In-Kind transactions were $31,876,444 and $12,129,065,
respectively. There were no purchases and sales of long-term
U.S. Government securities or for In-Kind transactions for the period ended March 31, 2024.
.
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accord-
ingly, no provision for federal income taxes is required in the financial statements.
.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states.
I. Principal Risks:
.
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and politi-
cal (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively
impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate preexisting risks to the
Fund. The occurrence, duration and extent of these or other
types of adverse economic and market conditions and uncer-
tainty over the long term cannot be reasonably projected or
estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market develop-
ments and the extent to which the associated conditions
impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The finan-
cial performance of the Fund’s investments (and, in turn, the
Fund’s investment results) as well as their liquidity may be ad-
versely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions.
The Fund's principal risks include, but are not limited
to, the folowing:
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can
be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may
trade at a discount to NAV and possibly face trading halts and/
or delisting.
Cash Transactions Risk:
Unlike certain ETFs, the Fund
may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes
portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

18
Semi-Annual Report — March 31, 2024 (unaudited)
Investment Advisory Agreement Approval
Morgan Stanley ETF Trust
The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services to be pro-
vided by the Adviser under the investment management agreement (the “Management Agreement”), including portfolio manage-
ment, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory services to be provided by the Adviser under the Management Agreement, including operations, com-
pliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who will provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.
The Board reviewed the unitary management fee (the “management fee rate”) proposed to be paid by the Fund under the Manage-
ment Agreement, pursuant to which the Adviser would pay substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board considered the benefits of a unitary fee structure and considered the management fee rate relative to compa-
rable funds advised by the Adviser or its affiliates, when applicable, and compared to peers as determined by the Adviser. The Board reviewed the anticipated total expense ratio of the Fund, which, due to the unitary management fee structure, was equal to the proposed management fee rate. The Board also considered that the fees charged by the Fund’s other service providers would be paid by the Adviser under the unitary management fee structure. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.
Economies of Scale
The Board considered the growth prospects of the Fund and the proposed unitary management fee schedule, which does not in-
clude breakpoints. The Board considered that the unitary management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered that the unitary management fee struc-
ture inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the unitary management fee rate paid by the Fund in the future even if economies of scale were achieved. The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.
Profitability of the Adviser and Affiliates
Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.
Other Benefits of the Relationship

Semi-Annual Report — March 31, 2024 (unaudited)
Investment Advisory Agreement Approval (cont’d)
19
Morgan Stanley ETF Trust
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. Since the Fund had not begun oper-
ations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be consid-
ered at the present time.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the compe-
tence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Ad-
viser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management
Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

20
Semi-Annual Report — March 31, 2024 (unaudited)
Liquidity Risk Management Program*
Morgan Stanley ETF Trust
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and man-
age the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.
At a meeting held on March 13-24, 2024, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2023, through December
31, 2023, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.
In accordance with the Program, the Fund's liquidity risk is assessed by LRS no less frequently than annually taking into consider-
ation certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-
term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources.
Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the invest-
ment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific consider-
ations, as well as market depth, and in some cases utilize third-party vendor data.
The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not pri-
marily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the
Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.
* The Fund commenced operations subsequent to the period covered by the report, which applied to other funds of the Trust during that period. However, during the period ended
March 31, 2024, the Program applied to the Fund.

21
Semi-Annual Report — March 31, 2024 (unaudited)
Important Notices
Morgan Stanley ETF Trust
Reporting to Shareholders
The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the securi-
ty names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”),
a clearing agency that is registered with the SEC. The basket represents one Creation Unit of the Fund. The Trust, Adviser, Custo-
dian and Distributor will not disseminate non-public information concerning the Trust. The Trust provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings will be available on the Fund’s public website, www.morganstanley.com/im.
Proxy Voting Policy and Proxy Voting Record
The Board of Trustees believes that the voting of proxies on securities held by the Trust is an important element of the overall invest-
ment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Adviser.
A copy of the Proxy Policy, as well as the Trust’s most recent proxy voting record for the 12-month period ended June 30, as filed with the SEC, are available without charge on our web site at www.morganstanley.com/im. The Trust’s proxy voting record is also available without charge on the SEC’s web site at http://www.sec.gov.
Tailored Shareholder Reports
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available on-
line, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

22
Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice
February 2024
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No*
For our affiliates’ everyday business purposes —
information about your creditworthiness
Yes Yes*
For our affiliates to market to you
Yes Yes*
For non-affiliates to market to you
No We don’t share

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
23
February 2024
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.
What happens when I limit sharing for an
account I hold jointly with someone else?
Your choices will apply to everyone on your account.

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
24
February 2024
Morgan Stanley ETF Trust
Definitions
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include registered investment advisers such
as Eaton Vance Management and Calvert Research and
Management, registered broker-dealers such as Morgan
Stanley Distributors Inc. and Eaton Vance Distributors,
Inc., and registered and unregistered funds sponsored
by Morgan Stanley Investment Management such as the
registered funds within Morgan Stanley Institutional Fund,
Inc. (together, the “Investment Management Affiliates”);
and companies with a Morgan Stanley name and financial
companies such as Morgan Stanley Barney LLC and
Morgan Stanley & Co. (the, “Morgan Stanley Affiliates”).
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
*PLEASE NOTE: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the
Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the
Investment Management Affiliates from marketing their products to you.
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

25
Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)
Trustees and Officers Information
Trustees
Frank L Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Michael F. Klein
Patricia A Maleski
W. Allen Reed, Chair of the Board
Adviser
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Officers
John H. Gernon
President and Principal Executive Officer
Deidre A. Downes
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary and Chief Legal Officer
Michael J. Key
Vice President
Anthony R. Rochte
Vice President
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Morgan, Lewis, Bockius LLP
One State Street
Hartford, Connecticut 06103
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

 EVIMIETFSAN
6598635 EXP 05.31.25
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Eaton Vance Short
Duration Municipal
Income ETF
NYSE Arca: EVSM
Semi-Annual Report
March 31, 2024

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management’s website: www.morganstanley.com/im.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Expense Example
...........................................................................................
3
Performance Summary
.....................................................................................
4
Portfolio of Investments
.....................................................................................
5
Statement of Assets and Liabilities
..........................................................................
9
Statement of Operations
....................................................................................
10
Statements of Changes in Net Assets
.......................................................................
11
Financial Highlights
.........................................................................................
12
Notes to Financial Statements
...............................................................................
13
Investment Advisory Agreement Approval
....................................................................
19
Liquidity Risk Management Program
.........................................................................
21
Important Notices
..........................................................................................
22
U.S. Customer Privacy Notice
...............................................................................
23
Trustees and Officers Information
...........................................................................
26

2
Semi-Annual Report — March 31, 2024 (unaudited)
Shareholders’ Letter
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Eaton Vance Short Duration
Municipal Income ETF (the “Fund”) performed during the latest six-month period.
Morgan Stanley Investment Management, the Fund's investment adviser, is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving chal-
lenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
April 2024

3
Semi-Annual Report — March 31, 2024 (unaudited)
Expense Example
Eaton Vance Short Duration Municipal Income ETF
Morgan Stanley ETF Trust
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include man-
agement fees, and distribution and shareholder services fees. This example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2024 and held for the entire six-month period.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
(
10/1/23
)
Actual Ending
Account
Value
(3/31/24)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Eaton Vance Short Duration Municipal Income ETF
$1,000.00 $1,030.70 $1,023.80 $1.22 $1.21 0.24%
* Expenses are calculated using the Fund’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/366 (to reflect the most recent one-half year period).
** Annualized.

4
Semi-Annual Report — March 31, 2024 (unaudited)
Performance Summary
Eaton Vance Short Duration Municipal Income ETF
Morgan Stanley ETF Trust
* Cumulative return
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Fund shares, when sold or redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the selling or redemption of Fund shares. Fund's total returns are calculated as of the last business day of the period.
Performance Compared to the Bloomberg Municipal Bond Index
(1)
, ICE BofA 1-3 Year U.S. Municipal Securities
Index
(2)
and the Short Duration Municipal Income Blend Index
(3)
Period Ended March 31, 2024
Total Returns
(4)
Average Annual
Six
Months
*
One
Year
Five
Years
Since
Inception
(5)
Eaton Vance Short Duration Municipal Income ETF - NAV
(6)
3.07% 4.22% 1.58% 1.58%
Eaton Vance Short Duration Municipal Income ETF - Market Price
(6)
3.20% 4.34% 1.60% 1.60%
Bloomberg Municipal Bond Index 7.48% 3.13% 1.59% 2.14%
ICE BofA 1-3 Year U.S. Municipal Securities Index 2.77% 2.23% 1.11% 1.26%
Short Duration Municipal Income Blend Index 2.77% 3.14% 1.31% 1.32%
(1) The Bloomberg Municipal Bond Index covers the USD denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Fund’s primary benchmark index was changed from the ICE BofA 1-3 Year US Municipal Securities Index to the Bloomberg Municipal Bond Index to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market.
(2) The ICE BofA (Intercontinental Exchange Bank of America) 1-3 Year U.S. Municipal Securities Index is a subset of ICE BofA U.S. Municipal
Securities Index including all securities with a remaining term to final maturity less than 3 years. ICE BofA U.S. Municipal Securities Index tracks the performance of U.S. dollar denominated investment grade tax exempt debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. domestic market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3) The Short Duration Municipal Income Blended Index is a performance linked benchmark of the old and new benchmark of the Fund. The old benchmark represented by Bloomberg BVAL Municipal AAA Yield Curve (Callable) 3-Month Index from the Fund’s inception to July 30, 2023 and the new benchmark represented by ICE BofA 1-3 Year US Municipal Securities Index for the periods thereafter. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(4) On March 22, 2024, Morgan Stanley Institutional Fund Trust - Short Duration Municipal Income Portfolio (the “Predecessor Fund”), which operated as a mutual fund, was reorganized into the Fund (“Reorganization”). The Predecessor Fund’s investment objective was substantially similar to the
Fund’s and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed the Predecessor
Fund’s historical performance and the performance information shown above reflects that of the Class IR shares of the Predecessor Fund, which had a different fee structure than the Fund. The performance of the Predecessor Fund has not been restated to reflect the annual operating expenses of the Fund, which were lower than those of the Predecessor Fund. Past performance may have been different if the Fund’s current fee structure had been in place during the period.
(5) For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Index.
(6) Since Inception reflects the inception date of the Predecessor Fund (commenced operations on 12/19/2018).

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments
Eaton Vance Short Duration Municipal Income ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (97.7%)
Municipal Bonds ( 97 .7% )
Alabama ( 3 .0% )
Black Belt Energy Gas District,
Series 2023 D-1
5.50%, 6/1/49(a) $ 2,450,000 $ 2,612,238
County of Jefferson AL,
Sewer
Series 2024
5.00%, 10/1/27 1,000,000 1,059,890
3,672,128
Arizona ( 1 .6% )
Chandler Industrial Development Authority,
Intel Corp.
Series 2007 (AMT)
4.10%, 12/1/37(a) 2,000,000 2,011,349
California ( 2 .3% )
California Community Choice Financing Authority,
Series 2023 F
5.50%, 10/1/54(a) 1,000,000 1,103,115
California State Public Works Board,
Series 2023 C
5.00%, 9/1/27 1,600,000 1,717,750
2,820,865
Colorado ( 6 .5% )
Board of Governors of Colorado State University System,
Series 2023 A-2
4.38%, 3/1/48(a) 1,000,000 1,051,333
Colorado Health Facilities Authority,
AdventHealth Obligated Group
Series A-1
5.00%, 11/15/58(a) 2,000,000 2,149,082
CommonSpirit Health Obligated Group
Series 2019 B-2
5.00%, 8/1/49(a) 1,500,000 1,537,416
Colorado State Education Loan Program,
Series 2023 B
4.50%, 6/28/24 1,500,000 1,503,103
E-470 Public Highway Authority,
Series 2000 B
–%, 9/1/25 2,000,000 1,902,802
8,143,736
Connecticut ( 4 .3% )
City of New Haven CT,
Series 2019 A
5.00%, 8/1/24 1,000,000 1,002,855
Connecticut State Health & Educational Facilities Authority,
Quinnipiac University
Series L
5.00%, 7/1/24 1,900,000 1,905,171
State of Connecticut,
Special Tax
Series 2023 A
5.00%, 7/1/25 2,400,000 2,451,467
5,359,493
Face
Amount Value
Florida ( 3 .6% )
County of Broward FL,
Airport System
Series A (AMT)
5.00%, 10/1/29 $ 2,000,000 $ 2,031,542
School Board of Miami-Dade County (The),
Series 2023
5.00%, 6/18/24 2,500,000 2,506,479
4,538,021
Georgia ( 3 .7% )
Development Authority of Burke County (The),
Georgia Power Co.
Series 2013-1
3.38%, 11/1/53(a) 500,000 497,345
Main Street Natural Gas, Inc.,
Series 2021 A
4.00%, 7/1/52(a) 2,500,000 2,520,623
Series 2023 D
5.00%, 5/1/54(a) 1,500,000 1,577,251
4,595,219
Illinois ( 13 .1% )
Chicago Board of Education,
Series 2017 D
5.00%, 12/1/25 1,200,000 1,219,841
Chicago Midway International Airport,
Series 2023 B
5.00%, 1/1/26 1,000,000 1,031,356
City of Chicago IL,
Series 2020 A
5.00%, 1/1/27 2,000,000 2,084,188
Illinois Finance Authority,
Series 2020
3.88%, 5/1/40(a) 1,500,000 1,505,992
OSF Healthcare System Obligated Group
Series 2020 B-2
5.00%, 5/15/50(a) 2,500,000 2,567,541
Metropolitan Pier & Exposition Authority,
Series 2023 A
5.00%, 12/15/28 1,000,000 1,054,753
Railsplitter Tobacco Settlement Authority,
Series 2017
5.00%, 6/1/24 1,000,000 1,001,466
Sales Tax Securitization Corp.,
Series 2020 A
5.00%, 1/1/27 1,290,000 1,355,632
State of Illinois,
Sales Tax
Series 2021 A
4.00%, 6/15/25 1,750,000 1,766,450
State of Illinois IL,
Series 2017 D
5.00%, 11/1/28 2,500,000 2,651,129
16,238,348
Indiana ( 2 .9% )
City of Whiting IN,
BP Products North America, Inc.
Series 2019 A (AMT)
5.00%, 12/1/44(a) 2,500,000 2,554,060

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (97.7%) (cont’d)
Indiana (2.9%) (cont’d)
Indiana Housing & Community Development Authority,
Triple P Apartments LP
Series 2023
4.10%, 9/1/28(a) $ 1,000,000 $ 1,002,495
3,556,555
Kentucky ( 2 .0% )
Kentucky Economic Development Finance Authority,
Republic Services, Inc.
Series 2010 B
3.80%, 4/1/31(a) 900,000 899,336
University of Kentucky,
Series 2014 D
3.00%, 10/1/25 1,600,000 1,584,902
2,484,238
Michigan ( 5 .1% )
Michigan Finance Authority,
Trinity Health Corp. Obligated Group
Series 2015 MI
4.49%, 12/1/39(a) 2,000,000 2,000,400
Saginaw Valley State University,
Series 2016 A
5.00%, 7/1/30 1,750,000 1,813,959
Wayne County Airport Authority,
Detroit Metropolitan Wayne County Airport
Series F (AMT)
5.00%, 12/1/31 2,500,000 2,544,716
6,359,075
Minnesota ( 1 .2% )
Minnesota Rural Water Finance Authority, Inc.,
Series 2023
4.38%, 4/1/25 1,500,000 1,501,284
Missouri ( 3 .1% )
Health & Educational Facilities Authority of the State of Missouri,
BJC Healthcare Obligated Group
Series 2021 A
4.00%, 7/1/26 1,100,000 1,118,229
St Luke's Health System Obligated Group
Series 2016
5.00%, 11/15/28 1,300,000 1,353,034
Missouri Joint Municipal Electric Utility Commission,
Series 2023
5.00%, 1/1/26 1,345,000 1,382,548
3,853,811
New Jersey ( 2 .6% )
Monmouth County Improvement Authority (The),
Series 2024
4.00%, 3/14/25 1,500,000 1,508,384
New Jersey Economic Development Authority,
New Jersey-American Water Co., Inc.
Series 2020 D (AMT)
1.10%, 11/1/29(a) 2,000,000 1,758,169
3,266,553
New Mexico ( 1 .9% )
New Mexico Mortgage Finance Authority,
JLG NM SAF 2023 LLLP
Series 2023
5.00%, 2/1/42(a) 325,000 326,343
Face
Amount Value
State of New Mexico,
Series 2021
5.00%, 3/1/25 $ 2,000,000 $ 2,030,874
2,357,217
New York ( 10 .5% )
Long Island Power Authority,
Series 2022 B
5.00%, 9/1/52(a) 2,000,000 2,097,657
Metropolitan Transportation Authority,
Series A-2
5.00%, 11/15/24 1,360,000 1,370,948
Payroll Mobility Tax
Series 2024 A
5.37%, 12/19/24 1,000,000 999,600
New York City Transitional Finance Authority,
Future Tax Secured
Series 2024 C
5.00%, 5/1/25 500,000 509,734
New York State Dormitory Authority,
State of New York Personal Income Tax
Series 2014 A
5.00%, 2/15/29 2,500,000 2,505,813
Port Authority of New York & New Jersey,
Series 242
5.00%, 12/1/26 - 9/1/28 4,000,000 4,142,413
TSASC, Inc.,
Series A
5.00%, 6/1/24 1,475,000 1,478,930
13,105,095
North Carolina ( 0 .4% )
North Carolina Municipal Power Agency No. 1,
Series A
5.00%, 1/1/27 530,000 545,665
Ohio ( 0 .4% )
County of Franklin OH,
Trinity Health Corp. Obligated Group
Series 2013 OH
3.70%, 12/1/46(a) 500,000 499,761
Pennsylvania ( 8 .1% )
Commonwealth of Pennsylvania,
Series 2016
5.00%, 9/15/24 1,775,000 1,786,668
Pennsylvania Economic Development Financing Authority,
UPMC Obligated Group
Series 2014 A
5.00%, 2/1/25 750,000 752,762
Waste Management Obligated Group
Series 2013 (AMT)
4.10%, 8/1/45(a) 500,000 499,795
Pennsylvania Higher Educational Facilities Authority,
Series AQ
5.00%, 6/15/24 - 6/15/24 1,440,000 1,443,456
Pennsylvania Turnpike Commission Registration Fee,
Series 2023
3.64%, 7/15/41(a) 2,000,000 2,001,121
Redevelopment Authority of the City of Philadelphia,
Series A
5.00%, 4/15/27 2,000,000 2,029,359

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (97.7%) (cont’d)
Pennsylvania (8.1%) (cont’d)
School District of Philadelphia (The),
Series 2024 A
5.00%, 6/28/24 $ 1,670,000 $ 1,673,599
10,186,760
Puerto Rico ( 1 .9% )
Commonwealth of Puerto Rico,
Series 2022 A-1
5.63%, 7/1/27 2,198,000 2,339,367
South Carolina ( 1 .6% )
Greenville County School District,
Series 2023
5.00%, 12/1/24 2,000,000 2,018,403
Texas ( 11 .0% )
City of San Antonio TX,
Series 2023
5.00%, 2/1/25 1,335,000 1,352,954
Series 2023
5.64%, 2/1/26 1,500,000 1,509,460
Cypress-Fairbanks Independent School District,
Series 2023 A
5.00%, 2/15/26 1,000,000 1,035,216
Dallas Fort Worth International Airport,
Series 2023 B (AMT)
5.00%, 11/1/25 - 11/1/27 2,500,000 2,601,493
Harris County Cultural Education Facilities Finance Corp.,
Memorial Hermann Health System Obligated Group
Series 2022 A
5.00%, 7/1/29 880,000 965,178
Texas Children's Hospital Obligated Group
Series 2015-1
5.00%, 10/1/28 2,610,000 2,675,123
North Texas Tollway Authority,
Tollway System
Series 2023 A
5.00%, 1/1/27 1,000,000 1,052,228
San Antonio Water System,
Series 2023 A
5.00%, 5/15/24 1,000,000 1,001,412
Texas Municipal Gas Acquisition and Supply Corp. II,
Series 2012 C
4.38%, 9/15/27(a) 515,000 512,897
Texas Water Development Board,
State Water Implementation Revenue Fund for Texas
Series 2023 A
5.00%, 10/15/25 1,000,000 1,027,777
13,733,738
Virginia ( 2 .4% )
City of Bristol VA,
Series 2023
5.00%, 9/1/27 1,000,000 1,022,238
Virginia Housing Development Authority,
Series 2023 E
4.10%, 10/1/27 2,000,000 2,005,883
3,028,121
Face
Amount Value
Washington ( 4 .1% )
Port of Seattle,
Series C (AMT)
5.00%, 4/1/31 $ 2,000,000 $ 2,006,864
State of Washington,
Series R-2018 D
5.00%, 8/1/25 2,070,000 2,116,808
Washington State Housing Finance Commission,
Ardea Twg LLLP
Series 2023
5.00%, 12/1/43(a) 1,000,000 1,025,119
5,148,791
Wisconsin ( 0 .4% )
Wisconsin Housing & Economic Development Authority Housing,
Series 2023 E
3.88%, 11/1/54(a) 500,000 498,263
Total Fixed Income Securities
(Cost $120,759,949)
121,861,856
–
Shares
Short-Term Investments ( 1 .3% )
Investment Company ( 1 .3% )
BlackRock Liquidity Funds - MuniCash -
Institutional Shares  3.48%
(Cost $1,566,245)
1,566,089 1,566,245
Total Investments (99.0%)
(Cost $122,326,194) (b) 123,428,101
Other Assets in Excess of Liabilities (1.0%)
1,306,436
Net Assets (100.0%) $124,734,537
(a) Floating or variable rate securities: The rates disclosed are as of
March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b) At March 31, 2024, the aggregate cost for federal income tax purposes is $122,326,194. The aggregate gross unrealized
appreciation is $1,137,907 and the aggregate gross unrealized depreciation is $36,000, resulting in net unrealized appreciation of
$1,101,907.
AMT Alternative Minimum Tax

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Summary of Investments by State
Classification
Percentage of Total
Investments
Other* 45 .0%
Illinois 13 .2
Texas 11 .1
New York 10 .6
Pennsylvania 8 .3
Colorado 6 .6
Michigan 5 .2
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2024 (unaudited)
Eaton Vance Short Duration Municipal Income ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2024
*
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $122,326,194) $ 123,428,101
Cash 409
Interest Receivable 1,592,874
Prepaid Expenses 102,266
Total Assets
125,123,650
Liabilities:
Payable for Management Fee 5,844
Payable for Dividends to Shareholders 383,269
Total Liabilities
389,113
Net Assets
$ 124,734,537
Net Assets Consist of:
Paid-in-Capital $ 123,859,810
Total Distributable Earnings 874,727
Net Assets
$ 124,734,537
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 2,502,962
Net Asset Value Per Share
$ 49 .83
* The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust  -  Short Duration Municipal Income Portfolio (“Predecessor
Fund”) in a reorganization that occurred as of the close of business on March 22, 2024 (“Reorganization”). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class IR shares. See
Notes to Financial Statements for further Information on the Reorganization.

Semi-Annual Report — March 31, 2024 (unaudited)
Eaton Vance Short Duration Municipal Income ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Six Months Ended
March 31, 2024
*
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 2,715,268
Dividends from Security of Affiliated Issuer (Note G) 37,291
Total Investment Income 2,752,559
Expenses:
Management Fee (Note B) 5,845
Advisory Fees (Note B) 141,667
Administration Fees (Note B) 56,667
Shareholder Service Fees (Note C) 58,954
Professional Fees 114,387
Registration Fees 65,746
Custodian Fees (Note E) 6,008
Reorganization Fees 110,000
Shareholder Reporting Fees 11,690
Transfer Agency Fees (Note D) 3,750
Trustees' Fees and Expenses 2,708
Other Expenses 21,822
Total Expenses 599,244
Waiver of Advisory Fees (355,968)
Waiver of Shareholder Services Fee Class A (40,825)
Rebate from Morgan Stanley Affiliate (Note G) (836)
Net Expenses 201,615
Net Investment Income
2,550,944
Realized Gain (Loss):
Investments Sold (86,371)
Investments in Affiliates 1,988
Net Realized Loss (84,383)
Change in Unrealized Appreciation (Depreciation):
Investments 2,145,346
Net Change in Unrealized Appreciation (Depreciation) 2,145,346
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
2,060,963
Net Increase in Net Assets Resulting from Operations $ 4,611,907
* The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust  -  Short Duration Municipal Income Portfolio (“Predecessor
Fund”) in a reorganization that occurred as of the close of business on March 22, 2024 (“Reorganization”). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class IR shares. See
Notes to Financial Statements for further Information on the Reorganization.

Semi-Annual Report — March 31, 2024
Eaton Vance Short Duration Municipal Income ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Six Months Ended
March 31, 2024
*
(unaudited)
Year Ended September
30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 2,550,944 $ 5,529,702
Net Realized Loss (84,383) –
Net Change in Unrealized Appreciation (Depreciation) 2,145,346 (1,028,000)
Net Increase in Net Assets Resulting from Operations 4,611,907 4,501,702
Dividends and Distributions to Shareholders:
Dividends and Distributions (3,099,121) (4,987,541)
Total Dividends and Distributions to Shareholders (3,099,121) (4,987,541)
Capital Share Transactions:
**
Subscribed 20,360,816 83,382,616
Distributions Reinvested 2,715,831 2,451,909
Redeemed (87,496,680) (61,874,558)
Institutional Class:
Subscribed – 10,050,000
Distributions Reinvested – 264,003
Redeemed – (20,740,298)
Class A:
Subscribed – 78,312,976
Distributions Reinvested – 2,287,817
Redeemed – (53,772,652)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions (64,420,033) 40,361,813
Total Increase (Decrease) in Net Assets (62,907,247) 39,875,974
Net Assets:
Beginning of Period 187,641,784 147,765,810
End of Period $ 124,734,537 $ 187,641,784
Capital Share Transactions:
**
Beginning of Period 3,804,619 14,779,784
Shares Subscribed 410,018 8,338,426
Shares Issued on Distributions Reinvested 54,750 245,191
Shares Redeemed (1,766,425) (6,187,336)
Institutional Class:
Shares Subscribed – 1,005,001
Shares Issued on Distributions Reinvested – 26,400
Shares Redeemed – (2,074,030)
Class A:
Shares Subscribed – 7,831,181
Shares Issued on Distributions Reinvested – 228,782
Shares Redeemed – (5,377,391)
Shares Outstanding, End of Period Net Increase in 2,502,962 18,816,008
* The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust  -  Short Duration Municipal Income Portfolio (“Predecessor
Fund”) in a reorganization that occurred as of the close of business on March 22, 2024 (“Reorganization”). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class IR shares. See
Notes to Financial Statements for further Information on the Reorganization.
** Reflects the reorganization from the Morgan Stanley Institutional Fund Trust - Short Duration Municipal Income Portfolio on March 22, 2024 . See Notes to
Financial Statements.

Semi-Annual Report — March 31, 2024
Financial Highlights
Eaton Vance Short Duration Municipal Income ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months
Ended
March 31,
2024
(unaudited)
Year Ended September 30
Period from
December 19,
2018
(1)
to
September 30,
2019
2023 2022 2021 2020
Net Asset Value, Beginning of Period
(2)
$49.36 $49.51 $49.51 $49.51 $49.51 $49.51
Income (Loss) from Investment Operations:
(2)
— — — — — —
Net Investment Income
(3)
0.86 1.53 0.30 0.05 0.45 0.59
Net Realized and Unrealized Loss (0.06) (0.29) — — — —
Total from Investment Operations 0.80 1.24 0.30 0.05 0.45 0.59
Distributions from and/or in Excess of:
(2)
— — — — — —
Net Investment Income (0.33) (1.39) (0.30) (0.05) (0.45) (0.59)
Net Asset Value, End of Period
(2)
$49.83 $49.36 $49.51 $49.51 $49.51 $49.51
Total Return
(4)(5)
3.07%
(6)
2.51% 0.61% 0.06% 0.91% 1.19%
(6)
Ratios to Average Net Assets and Supplemental
Data:
(7)
$124,735 $— $— $— $— $—
Net Assets, End of Period (Thousands) $124,735 $95,009 $71,284 $66,358 $118,335 $67,174
Ratio of Expenses Before Expense Limitation 0.73%
(8)
0.43% 0.46% 0.40% 0.40% 0.52%
Ratio of Expenses After Expense Limitation 0.24%
(8)(9)
0.15%
(9)
0.13%
(9)
0.13%
(9)
0.13%
(9)
0.13%
(9)
Ratio of Net Investment Income 3.45%
(8)(9)
3.09%
(9)
0.59%
(9)
0.07%
(9)
0.78%
(9)
1.49%
(9)
Ratio of Rebate from Morgan Stanley Affiliates 0.00%
(8) (10)
0.00%
( 1 0 )
N/A N/A N/A N/A
Portfolio Turnover Rate N/A
( 1 1 )
N/A
( 1 1 )
N/A
( 1 1 )
N/A
( 1 1 )
N/A
( 1 1 )
N/A
( 1 1 )
(1) Commencement of Operations.
(2) Per share amounts reflect the conversion of the Morgan Stanley Institutional Fund Trust - Short Duration Municipal Income Portfolio into the Fund as of the close of March 22, 2024.
(3) Per share amount is based on average shares outstanding.
(4) Calculated based on the net asset value as of the last business day of the period.
(5) The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed the Predecessor Fund's historical performance and the performance information reflects that of the Class IR shares of the Predecessor Fund.
(6) Not annualized.
(7) The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust - Short Duration Municipal Income Portfolio (“Predecessor
Fund”) in a reorganization that occurred as of the close of business on March 22, 2024 (“Reorganization”). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class IR shares. See
Notes to Financial Statements for further Information on the Reorganization.
(8) Annualized.
(9) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(10) Amount is less than 0.005%.
(11) During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Eaton
Vance Short Duration Municipal Income ETF  (the “Fund”),
which seeks to provide current income exempt from regular
federal income tax. The Fund is diversified.
On March 22, 2024, the Fund acquired all the assets and
liabilities of the Predecessor Fund, based on the respective valuations as of the close of business on March 22, 2024,
pursuant to a Plan of Reorganization approved by the share-
holders of the Predecessor Fund on December 15, 2023 (the
“Reorganization”). This tax-free acquisition of the Predecessor
Fund was designated as the accounting survivor in the Reorga-
nization. As a result, the Fund assumed the Predecessor Fund's accounting and financial history. The net assets of the Prede-
cessor Fund before the Reorganization were $125,148,069
with shares outstanding of 12,391,520, including unrealized
appreciation on investments of $1,206,820, with a fair val-
ue of $123,548,378 and cost of $122,341,558. Immediately
after the Reorganization, the net assets of the Fund were
$125,148,029 with shares outstanding of 2,502,962.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
.
1. Security Valuation:
(1) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or is unable to provide a price, prices from bro-
kers/dealers may also be utilized. In these circumstances,
the value of the security will be the mean of bid and
asked prices obtained from reputable brokers/dealers; (2)
when market quotations are not readily available, as de-
fined by Rule 2a-5 under the Act, including circumstanc-
es under which the Adviser determines that the closing
price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s mar-
ket value, portfolio securities are valued at their fair value as determined in good faith under procedures established
by and under the general supervision of the Trustees; (3)
investments in mutual funds, including the Morgan Stan-
ley Institutional Liquidity Funds, are valued at the net
asset value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting Stan-
dards Board (“FASB”) Accounting Standards Codifica-
tion
TM
(“ASC”), “Fair Value Measurement” (“ASC 820”),
defines fair value as the price that would be received to
sell an asset or pay to transfer a liability in an orderly
transaction between market participants at the measure-
ment date. ASC 820 establishes a three tier hierarchy to
distinguish between (1) inputs that reflect the assump-
tions market participants would use in valuing an asset or
liability developed based on market data obtained from
sources independent of the reporting entity (observable
inputs) and (2) inputs that reflect the reporting entity’s
own assumptions about the assumptions market partici-

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
pants would use in valuing an asset or liability developed
based on the best information available in the circum-
stances (unobservable inputs) and to establish classifica-
tion of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the
Fund’s investments. The inputs are summarized in the
three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2024:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value. Interest income is recog-
nized on the accrual basis (except where collection is in
doubt) net of applicable withholding taxes. Discounts are
accreted and premiums are amortized over the life of the
respective securities.
B. Management Fees:
 The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.19% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
.
Prior to March 22, 2024, the Predecessor Fund paid the
Adviser quarterly, at an annual rate of 0.20% of the average daily net assets of the Predecessor Fund. The Adviser has agreed to reduce its fee and/or reimburse the Predecessor Fund so
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Municipal Bonds $ — $ 121,862 $ — $ 121,862
— — — —
Short-Term Investments
Investment Company 1,566 — — 1,566
Total Assets $1,566 $121,862 $— $123,428

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraor-
dinary expenses (including litigation), will not exceed 0.25%
for Class IR shares, 0.35% for Institutional Class shares and
0.35% for Class A shares. For the period ended March 31,
2024, $355,968 of advisory fees were waived by the Adviser
pursuant to this arrangement. In addition the Adviser served as the Administrator of the Predecessor Fund pursuant to an
Administration Agreement for an annual fee of 0.08% of the
Predecessor Fund's average daily net assets.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan ("Plan")
pursuant Rule 12b-1 under the Act. Under the Plan, the Fund
is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to
0.25% of its average daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
Prior to March 22, 2024, Morgan Stanley Distribution,
Inc. served as the Predecessor Fund's Distributor pursuant
to a Distribution Agreement. The Predecessor Fund adopt-
ed a Shareholder Services Plan with respect to Institutional
Class shares pursuant to Rule 12b-1 under the Act. Under
the Shareholder Services Plan, the Predecessor Fund pays the
Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.10% of the Predecessor Fund’s average daily net assets attributable to the Institutional Class shares. The Predecessor Fund had adopted a Shareholder Ser-
vices Plan with respect to the Class A shares pursuant to Rule
12b-1 under the Act. Under the Shareholder Services Plan, the
Predecessor Fund paid the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of
0.20% of the Fund’s average daily net assets attributable to the
Class A shares. The Distributor had agreed to waive the 12b-1 fees on Class A shares of the Predecessor Fund to the extent it exceeds 0.10% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time as the Trustees act to discontinue all or a portion of such waiver when it deems such action is appropriate. For the period ended March 31, 2024, this waiver amounted to $40,825.
.
D. Dividend Disbursing and Transfer/Co-Transfer
Agent:
Prior to March 22, 2024, the Predecessor Fund's divi-
dend disbursing and transfer agent was SS&C Global Investor
& Distribution Solution, Inc. ("SS&C GIDS"). Pursuant
to a Transfer Agency Agreement, the Predecessor Fund paid
SS&C GIDS a fee based on the number of classes, accounts
and transaction relating to the Predecessor Fund. Eaton Vance
Management (“EVM”), an affiliate of Morgan Stanley, provid-
ed co-transfer agency and related services to the Predecessor
Fund pursuant to a Co-Transfer Agency Services Agreement.
For the period October 1, 2023 through March 22, 2024,
co-transfer agency fees and expenses incurred to EVM, includ-
ed in “Transfer Agency Fees” in the Statement of Operations,
amounted to $3,750. Effective March 22, 2024, JPMorgan
Chase Bank N.A. ("JPMorgan") serves as the Transfer Agent of the Fund.
.
E. Custodian Fees:
Prior to March 22, 2024, State Street
Bank and Trust Company ("State Street") served as custodi-
an for the Predecessor Fund in accordance with a Custodian
Agreement. Effective March 22, 2024, JPMorgan serves as
Custodian and Administrator for the Fund in accordance with
a Custodian and Administration Agreement.
.
F. Issuance and Redemption of Fund Shares:
The Fund
is an exchange-traded fund or ETF. Individual Fund shares
may only be purchased and sold on a national securities
exchange through a broker-dealer and investors may pay a
commission to such broker-dealers in connection with their
purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
.
The Fund will only issue or redeem shares aggregated into
blocks of 25,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund’s Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statement of Changes in Net Assets.
.
G. Security Transactions and Transactions with Af-
filiates:
 The Predecessor Fund invested in the Institutional
Class of the Morgan Stanley Institutional Liquidity Funds
— Tax-Exempt Portfolio (the “Liquidity Fund”), an open-end
management investment company managed by the Adviser.
Management fees paid by the Predecessor Fund are reduced
by an amount equal to its pro-rata share of the management
fees paid by the Predecessor Fund due to its investment in the
Liquidity Fund. For the six months ended March 31, 2024,
management fees paid were reduced by $836 relating to the
Predecessor Fund's investment in the Liquidity Fund.
.
A summary of the Predecessor Fund’s transactions in shares of affiliated investments during the six months ended March 31,
2024 were as follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accord-
ingly, no provision for federal income taxes is required in the financial statements.
.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2023 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2023 and 2022 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
Affiliated
Investment
Company
Value
September 30,
2023
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ 4,187 $ 58,45 1 $ 62,640 $ 37
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2024
(000)
Liquidity Fund   $ 2 $ – $ –
2023
Distributions
Paid From:
Ordinary Tax-Exempt
Income Income
$258,561 $4,728,880
2022
Distributions
Paid From:
Ordinary Tax-Exempt
Income Income
$133,209 $692,220

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
es) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifica-
tions among the components of net assets for the year ended
September 30, 2023.
At September 30, 2023, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
I. Principal Risks:
.
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and politi-
cal (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global
financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively
impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate preexisting risks to the
Fund. The occurrence, duration and extent of these or other
types of adverse economic and market conditions and uncer-
tainty over the long term cannot be reasonably projected or
estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market develop-
ments and the extent to which the associated conditions
impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The finan-
cial performance of the Fund’s investments (and, in turn, the
Fund’s investment results) as well as their liquidity may be ad-
versely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions.
The Fund's principal risks include, but are not limited
to, the following:
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can
be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may
trade at a discount to NAV and possibly face trading halts and/
or delisting.
Cash Transactions Risk:
Unlike certain ETFs, the Fund
may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes
portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$524,916 $–

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

19
Semi-Annual Report — March 31, 2024 (unaudited)
Investment Advisory Agreement Approval
Morgan Stanley ETF Trust
The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services to be pro-
vided by the Adviser under the investment management agreement (the “Management Agreement”), including portfolio manage-
ment, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory services to be provided by the Adviser under the Management Agreement, including operations, com-
pliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who will provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board considered that the Adviser plans to launch the Fund with the assets of the Morgan Stanley Institutional Fund Trust
Short Duration Municipal Income Portfolio (the “Acquired Fund”). The Board further considered that although the Fund had not yet commenced operations, it was expected that it would adopt the Acquired Fund’s performance track record as the accounting survivor to the Acquired Fund.
The Board reviewed the unitary management fee (the “management fee rate”) proposed to be paid by the Fund under the Man-
agement Agreement, pursuant to which the Adviser would pay substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board considered the benefits of a unitary fee structure and considered the management fee rate relative to comparable funds advised by the Adviser or its affiliates (including the Acquired Fund), when applicable, and compared to peers as determined by the Adviser. The Board reviewed the anticipated total expense ratio of the Fund, which, due to the unitary manage-
ment fee structure, was equal to the proposed management fee rate. The Board also considered the benefits to the Acquired Fund shareholders arising from the unitary management fee structure, that would result in the Fund experiencing a lower total expense ra-
tio as compared to the Acquired Fund. The Board also considered that the fees charged by the Fund’s other service providers would be paid by the Adviser under the unitary management fee structure. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.
Economies of Scale
The Board considered the growth prospects of the Fund and the proposed unitary management fee schedule, which does not in-
clude breakpoints. The Board considered that the unitary management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered that the unitary management fee struc-
ture inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the unitary management fee rate paid by the Fund in the future even if economies of scale were achieved. The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.
Profitability of the Adviser and Affiliates
Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Semi-Annual Report — March 31, 2024 (unaudited)
Investment Advisory Agreement Approval (cont’d)
20
Morgan Stanley ETF Trust
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. Since the Fund had not begun oper-
ations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be consid-
ered at the present time.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the compe-
tence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Ad-
viser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management
Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21
Semi-Annual Report — March 31, 2024 (unaudited)
Liquidity Risk Management Program*
Morgan Stanley ETF Trust
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and man-
age the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.
At a meeting held on March 13-24, 2024, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2023, through December
31, 2023, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.
In accordance with the Program, the Fund's liquidity risk is assessed by LRS no less frequently than annually taking into consider-
ation certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-
term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources.
Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the invest-
ment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific consider-
ations, as well as market depth, and in some cases utilize third-party vendor data.
The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not pri-
marily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the
Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.
* The Fund commenced operations subsequent to the period covered by the report, which applied to other funds of the Trust during that period. However, during the period ended
March 31, 2024, the Program applied to the Fund.

22
Semi-Annual Report — March 31, 2024 (unaudited)
Important Notices
Morgan Stanley ETF Trust
Reporting to Shareholders
The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the securi-
ty names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”),
a clearing agency that is registered with the SEC. The basket represents one Creation Unit of the Fund. The Trust, Adviser, Custo-
dian and Distributor will not disseminate non-public information concerning the Trust. The Trust provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings will be available on the Fund’s public website, www.morganstanley.com/im.
Proxy Voting Policy and Proxy Voting Record
The Board of Trustees believes that the voting of proxies on securities held by the Trust is an important element of the overall invest-
ment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Adviser.
A copy of the Proxy Policy, as well as the Trust’s most recent proxy voting record for the 12-month period ended June 30, as filed with the SEC, are available without charge on our web site at www.morganstanley.com/im. The Trust’s proxy voting record is also available without charge on the SEC’s web site at http://www.sec.gov.
Tailored Shareholder Reports
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available on-
line, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

23
Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice
February 2024
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No*
For our affiliates’ everyday business purposes —
information about your creditworthiness
Yes Yes*
For our affiliates to market to you
Yes Yes*
For non-affiliates to market to you
No We don’t share

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
24
February 2024
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.
What happens when I limit sharing for an
account I hold jointly with someone else?
Your choices will apply to everyone on your account.

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
25
February 2024
Morgan Stanley ETF Trust
Definitions
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include registered investment advisers such
as Eaton Vance Management and Calvert Research and
Management, registered broker-dealers such as Morgan
Stanley Distributors Inc. and Eaton Vance Distributors,
Inc., and registered and unregistered funds sponsored
by Morgan Stanley Investment Management such as the
registered funds within Morgan Stanley Institutional Fund,
Inc. (together, the “Investment Management Affiliates”);
and companies with a Morgan Stanley name and financial
companies such as Morgan Stanley Barney LLC and
Morgan Stanley & Co. (the, “Morgan Stanley Affiliates”).
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
*PLEASE NOTE: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the
Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the
Investment Management Affiliates from marketing their products to you.
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

26
Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)
Trustees and Officers Information
Trustees
Frank L Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Michael F. Klein
Patricia A Maleski
W. Allen Reed, Chair of the Board
Adviser
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Officers
John H. Gernon
President and Principal Executive Officer
Deidre A. Downes
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary and Chief Legal Officer
Michael J. Key
Vice President
Anthony R. Rochte
Vice President
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Morgan, Lewis, Bockius LLP
One State Street
Hartford, Connecticut 06103
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

EVSDMIETFSAN
6598773 EXP 05.31.25
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Eaton Vance Total Return
Bond ETF
NYSE : EVTR
Semi-Annual Report
March 31, 2024

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management’s website: www.morganstanley.com/im.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Expense Example
...........................................................................................
3
Performance Summary
.....................................................................................
4
Portfolio of Investments
.....................................................................................
5
Statement of Assets and Liabilities
..........................................................................
13
Statement of Operations
....................................................................................
14
Statements of Changes in Net Assets
.......................................................................
15
Financial Highlights
.........................................................................................
17
Notes to Financial Statements
...............................................................................
18
Investment Advisory Agreement Approval
....................................................................
29
Liquidity Risk Management Program
.........................................................................
31
Important Notices
..........................................................................................
32
U.S. Customer Privacy Notice
...............................................................................
33
Trustees and Officers Information
...........................................................................
36

2
Semi-Annual Report — March 31, 2024 (unaudited)
Shareholders’ Letter
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Eaton Vance Total Return
Bond ETF (the “Fund”) performed during the latest six months period ended March 31, 2024.
Morgan Stanley Investment Management, the Fund's investment adviser, is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving chal-
lenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
April 2024

3
Semi-Annual Report — March 31, 2024 (unaudited)
Expense Example (unaudited)
Eaton Vance Total Return Bond ETF
Morgan Stanley ETF Trust
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include man-
agement fees, and distribution and shareholder services fees. This example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2024 and held for the entire six-month period.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
(
10/1/23
)
Actual Ending
Account
Value
(3/31/24)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Eaton Vance Total Return Bond ETF
$1,000.00 $1,071.60 $1,023.00 $2.07 $2.02 0.40%
* Expenses are calculated using the Fund’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/366 (to reflect the most recent one-half year period).
** Annualized.

4
Semi-Annual Report — March 31, 2024 (unaudited)
Performance Summary
Eaton Vance Total Return Bond ETF
Morgan Stanley ETF Trust
* Cumulative return
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Fund shares, when sold or redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the selling or redemption of Fund shares. Fund's total returns are calculated as of the last business day of the period.
Performance Compared to the Bloomberg U.S. Universal Index
(1)
and the Bloomberg U.S. Aggregate Index
(2)
Period Ended March 31, 2024
Total Returns
(3)
Average Annual
Six Months
*
One Year Five Years Ten Years
Eaton Vance Total Return Bond ETF – NAV 7.16% 3.77% 1.12% 3.11%
Eaton Vance Total Return Bond ETF - Market Price 6.95% 3.56% 1.08% 3.09%
Bloomberg U.S. Universal Index 6.33% 2.67% 0.69% 1.83%
Bloomberg U.S. Aggregate Index 5.99% 1.70% 0.36% 1.54%
(1) The Bloomberg U.S. Universal Index represents the union of the US Aggregate Index, US Corporate High Yield Index, Investment Grade 144A Index,
Eurodollar Index, US Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the
CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The
Fund’s primary benchmark index was changed from the Bloomberg U.S. Aggregate Index to the Bloomberg U.S. Universal Index to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market.
(2) The Bloomberg U.S. Aggregate Index tracks the performance of U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. The Index is unmanaged and its return do not include any sales charges or fees. Such cost would lower performance. It is not possible to invest directly in an index.
(3) On March 22, 2024, Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio (“Predecessor Fund”), which operated as a mutual fund, was reorganized into the Fund (“Reorganization”). The Predecessor Fund's investment objective was identical to the Fund's and the
Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The
Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed the Predecessor Fund's historical performance and the performance information shown above reflects that of the Class I shares of the Predecessor Fund, which had a different fee structure than the Fund. The performance of the Predecessor Fund has not been restated to reflect the annual operating expenses of the Fund, which were lower than those of the Predecessor Fund. Past performance may have been different if the Fund's current fee structure had been in place during the period.

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments
Eaton Vance Total Return Bond ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (112.1%)
Asset-Backed Securities ( 17.2% )
AASET US Ltd.,
2018-2A
4.45%, 11/18/38(a) $ 1,283,838 $ 1,135,424
ACHV ABS Trust,
2023-3PL
7.17%, 8/19/30(a) 200,000 201,062
Allegro CLO XI Ltd.,
2019-2A
CME Term SOFR 3 Month + 1.65%,
6.96%, 1/19/33(a)(b) 2,150,000 2,151,279
American Homes 4 Rent Trust,
2015-SFR2
6.07%, 10/17/52(a) 1,001,000 997,386
Aqua Finance Trust,
2019-A
3.47%, 7/16/40(a) 636,820 593,149
BCMSC Trust,
1998-C
7.51%, 1/15/29(b) 1,012,940 980,602
Blackbird Capital II Aircraft Lease Ltd.,
2021-1A
2.44%, 7/15/46(a) 1,172,840 1,034,033
CFMT LLC,
2022-HB9
3.25%, 9/25/37(a)(b) 1,840,000 1,562,187
Cologix Data Centers US Issuer LLC,
2021-1A
3.30%, 12/26/51(a) 2,125,000 1,933,964
Conn's Receivables Funding LLC,
2022-A
9.52%, 12/15/26(a) 753,708 755,828
2023-A
10.00%, 1/17/28(a) 370,000 373,341
ContiMortgage Home Equity Loan Trust,
1995-2
8.10%, 8/15/25 17,335 13,737
Dell Equipment Finance Trust,
2023-3
5.93%, 4/23/29(a) 675,000 683,510
ELFI Graduate Loan Program LLC,
2022-A
4.51%, 8/26/47(a) 1,323,350 1,266,284
Falcon Aerospace Ltd.,
2019-1
3.60%, 9/15/39(a) 1,276,356 1,167,866
FirstKey Homes Trust,
2021-SFR2
3.41%, 9/17/38(a) 1,000,000 882,578
2021-SFR3
3.98%, 12/17/38(a) 1,000,000 887,283
FMC GMSR Issuer Trust,
2022-GT2
7.90%, 7/25/27(a) 2,675,000 2,707,254
FortiFi,
2023-1A
6.23%, 9/20/59(a) 2,871,924 2,802,251
Face
Amount Value
GAIA Aviation Ltd.,
2019-1
7.00%, 12/15/44(a)(c) $ 1,623,017 $ 908,889
GCI Funding I LLC,
2020-1
2.82%, 10/18/45(a) 599,644 549,166
Golub Capital Partners ABS Funding Ltd.,
2020-1A
3.21%, 1/22/29(a) 1,832,543 1,765,769
2021-1A
2.77%, 4/20/29(a) 757,094 717,404
Goodgreen Trust,
2020-1A
5.53%, 4/15/55(a) 1,588,264 1,249,384
2021-1A
5.74%, 10/15/56(a) 2,282,339 1,797,558
Helios Issuer LLC,
2023-GRID1
5.75%, 12/20/50(a) 488,358 496,789
JOL Air Ltd.,
2019-1
4.95%, 4/15/44(a) 216,061 177,183
Lunar Aircraft Ltd.,
2020-1A
3.38%, 2/15/45(a) 315,679 291,592
MACH 1 Cayman Ltd.,
2019-1
3.47%, 10/15/39(a) 654,757 592,642
MAPS Ltd.,
2018-1A
4.21%, 5/15/43(a) 120,273 111,059
Marlette Funding Trust,
2023-3A
6.71%, 9/15/33(a) 2,300,000 2,321,141
METAL LLC,
2017-1
4.58%, 10/15/42(a) 510,641 324,349
Mosaic Solar Loan Trust,
2020-1A
2.10%, 4/20/46(a) 467,744 406,144
Newtek Small Business Loan Trust,
2018-1
US Prime Rate - 0.55%,
7.95%, 2/25/44(a)(b) 154,862 153,757
2023-1
US Prime Rate - 0.50%,
8.00%, 7/25/50(a)(b) 929,930 928,529
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 2,365,000 2,363,291
PMC PLS ESR Issuer LLC,
2022-PLS1
5.11%, 2/25/27(a)(c) 1,483,746 1,446,572
PMT Issuer Trust-FMSR,
2021-FT1
CME Term SOFR 1 Month + 3.11%,
8.44%, 3/25/26(a)(b) 3,900,000 3,949,091

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (17.2%) (cont’d)
2022-FT1
SOFR30A + 4.19%,
9.51%, 6/25/27(a)(b) $ 2,700,000 $ 2,739,490
PRET LLC,
2021-NPL6
2.49%, 7/25/51(a)(c) 785,253 767,871
Progress Residential,
2021-SFR4
2.31%, 5/17/38(a) 650,000 597,915
PRPM LLC,
2022-3
5.56%, 6/25/27(a)(c) 1,990,943 1,967,312
Raptor Aircraft Finance I LLC,
2019-1
4.21%, 8/23/44(a) 1,919,755 1,582,722
ReadyCap Lending Small Business Loan Trust,
2019-2
US Prime Rate - 0.50%,
8.00%, 12/27/44(a)(b) 212,510 212,788
Republic Finance Issuance Trust,
2020-A
3.54%, 11/20/30(a) 1,385,000 1,350,700
Retained Vantage Data Centers Issuer LLC,
2023-1A
5.00%, 9/15/48(a) 2,050,000 1,978,631
SERVPRO Master Issuer LLC,
2024-1A
6.17%, 1/25/54(a) 630,000 638,816
Stanwich Mortgage Loan Co. LLC,
2021-NPB1
2.73%, 10/16/26(a)(c) 1,676,228 1,629,003
Start II Ltd.,
2019-1
4.09%, 3/15/44(a) 234,951 217,615
Start Ltd.,
2018-1
4.09%, 5/15/43(a) 2,215,084 2,039,965
Sunbird Engine Finance LLC,
2020-1A
3.67%, 2/15/45(a) 771,829 699,581
VOLT XCIII LLC,
2021-NPL2
4.89%, 2/27/51(a)(c) 1,214,480 1,181,861
VOLT XCIV LLC,
2021-NPL3
5.24%, 2/27/51(a)(c) 1,478,449 1,447,755
Willis Engine Structured Trust VII,
2023-A
8.00%, 10/15/48(a) 711,572 747,177
62,478,529
Collateralized Mortgage Obligations — Agency Collateral Series   ( 18.1% )
FHLMC Gold Pool, 30 Year
3.50%, 1/1/44 - 2/1/45 694,388 636,303
4.00%, 6/1/44 - 1/1/48 275,110 260,523
6.00%, 10/1/36 - 8/1/38 34,946 36,389
6.50%, 12/1/25 - 8/1/33 42,613 44,268
7.00%, 6/1/28 - 11/1/31 8,231 8,487
Face
Amount Value
FHLMC Gold Pool, Other
3.50%, 4/1/49 - 8/1/49 $ 174,800 $ 155,702
4.00%, 10/1/49 - 11/1/49 141,262 130,650
5.41%, 7/1/37 - 8/1/37 9,011 9,144
5.44%, 1/1/37 - 2/1/38 37,516 38,299
5.46%, 8/1/37 - 1/1/38 25,995 26,604
5.50%, 8/1/37 - 11/1/37 37,902 39,003
5.62%, 12/1/36 - 8/1/37 36,230 37,272
FNMA, 30 Year
3.50%, 2/1/48 - 5/1/48 850,893 775,064
5.62%, 12/1/36 16,312 16,763
FNMA, Other
3.50%, 1/1/48 - 1/1/50 1,075,234 962,285
4.00%, 8/1/49 - 9/1/49 403,769 373,437
4.50%, 3/1/49 - 8/1/49 378,759 359,030
GNMA I, 30 Year
6.50%, 5/15/40 165,526 170,376
GNMA II, Other
4.50%, 5/20/49 - 7/20/49 147,084 140,386
GNMA II, Single Family, 30 Year
3.50%, 11/20/40 - 7/20/49 704,655 651,372
4.00%, 8/20/41 - 11/20/49 1,856,116 1,754,142
4.50%, 4/20/49 23,138 22,380
5.00%, 12/20/48 19,293 18,879
UMBS Pool, 30 Year
4.00%, 4/1/49 326,562 306,520
4.50%, 2/1/49 275,324 265,886
UMBS, 30 Year
3.50%, 8/1/45 - 3/1/49 767,626 699,763
4.00%, 11/1/41 - 3/1/49 1,901,239 1,807,186
4.50%, 3/1/41 - 11/1/44 529,177 518,184
5.00%, 3/1/41 74,124 74,759
5.50%, 6/1/35 - 1/1/37 25,492 26,120
6.50%, 4/1/24 - 1/1/34 312,743 322,542
7.00%, 5/1/28 - 12/1/33 45,430 47,252
9.50%, 4/1/30 3,990 4,017
UMBS, Single Family, 30 Year
4.00%, 4/25/54 2,350,000 2,176,871
4.50%, 4/25/54 18,800,000 17,907,735
5.00%, 4/25/54 35,800,000 34,952,546
65,776,139
Commercial Mortgage-Backed Securities ( 21.6% )
Adjustable Rate Mortgage Trust
5.70%, 6/25/35(b) 29,801 29,170
Ajax Mortgage Loan Trust
1.70%, 5/25/59(a)(c) 1,208,477 1,103,767
Alternative Loan Trust
CME Term SOFR 1 Month + 0.47%,
5.80%, 5/25/47(b) 63,437 57,227
Banc of America Alternative Loan Trust
CME Term SOFR 1 Month + 0.76%,
6.00%, 7/25/46(b) 87,131 65,547
6.36%, 10/25/36(c) 384,353 110,752
Banc of America Funding Trust
5.25%, 7/25/37 8,690 8,528

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (21.6%) (cont’d)
BANK
2.92%, 12/15/53(b) $ 4,200,000 $ 2,353,413
IO
0.84%, 10/17/52(b) 13,972,943 495,238
BBCMS Mortgage Trust
IO
0.46%, 12/15/55(b) 18,384,278 652,672
Bear Stearns ARM Trust
5.05%, 2/25/34(b) 362,197 340,863
Benchmark Mortgage Trust
3.76%, 7/15/53(a) 2,000,000 1,859,359
IO
0.88%, 9/15/48(a)(b) 31,000,000 588,603
BF Mortgage Trust
CME Term SOFR 1 Month + 2.00%,
7.32%, 12/15/35(a)(b) 2,500,000 2,202,850
BPR Trust
CME Term SOFR 1 Month + 3.00%,
8.33%, 5/15/39(a)(b) 2,320,000 2,338,296
BRAVO Residential Funding Trust
2.00%, 5/25/59(a)(b) 1,382,826 1,253,734
Brean Asset-Backed Securities Trust
1.40%, 10/25/63(a)(b) 2,087,008 1,795,775
1.75%, 10/25/61(a)(b) 1,473,362 1,319,179
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.28%,
7.61%, 6/15/40(a)(b) 2,050,000 2,061,311
BXP Trust
CME Term SOFR 1 Month + 3.05%,
8.37%, 11/15/34(a)(b) 1,150,000 829,145
Cascade Funding Mortgage Trust
4.00%, 10/25/68(a)(b) 2,098,163 1,857,705
CFMT LLC
3.75%, 4/25/25(a)(b) 2,650,000 2,516,037
ChaseFlex Trust
6.00%, 2/25/37 591,855 233,198
Citigroup Commercial Mortgage Trust
3.50%, 12/10/41(a)(b) 1,100,000 780,211
IO
0.71%, 11/10/48(b) 2,273,737 18,710
0.87%, 9/10/58(b) 4,092,719 35,557
COLT Trust
1.67%, 9/25/61(a)(b) 1,194,932 1,041,416
Commercial Mortgage Trust
3.40%, 8/15/57(a)(b) 1,400,000 1,342,591
IO
0.64%, 10/10/47(b) 2,330,897 1,955
0.87%, 7/15/47(b) 1,405,287 114
CSMC Trust
CME Term SOFR 1 Month + 4.08%,
9.41%, 4/15/26(a)(b) 2,590,297 2,553,176
Extended Stay America Trust
CME Term SOFR 1 Month + 2.36%,
7.69%, 7/15/38(a)(b) 1,823,940 1,826,501
Face
Amount Value
FHLMC, Multifamily Structured Pass-Through Certificates
IO REMIC
2.63%, 1/25/49(b) $ 17,200,000 $ 2,406,190
2.63%, 1/25/49(b) 4,091,469 550,491
2.65%, 2/25/49(b) 9,522,157 1,348,573
2.74%, 8/25/48(b) 5,484,002 725,600
3.07%, 11/25/36(b) 4,400,000 1,110,399
3.21%, 5/25/32(b) 11,220,034 2,180,047
FHLMC, REMIC
IO REMIC
SOFR30A + 5.89%,
0.57%, 11/15/43(b) 358,945 24,991
FNMA, REMIC
7.00%, 9/25/32 74,723 77,145
IO REMIC
8.00%, 9/18/27 15,922 1,493
FNMA, Strips
IO REMIC
6.50%, 9/25/29 16,548 1,736
6.50%, 9/25/29 7,016 671
6.50%, 9/25/29 11,257 1,011
6.50%, 12/25/29 15,995 1,591
6.50%, 12/25/29 7,192 684
6.50%, 12/25/29 10,715 1,020
6.50%, 12/25/29 14,607 1,285
8.50%, 10/25/25 1,327 25
FREMF Mortgage Trust
SOFR30A + 4.46%,
9.78%, 12/25/26(a)(b) 60,721 59,157
SOFR30A + 5.36%,
10.68%, 7/25/26(a)(b) 44,850 41,982
FS Commercial Mortgage Trust
7.07%, 11/10/39(a) 1,775,000 1,854,276
GNMA
IO REMIC
5.00%, 2/16/41 75,155 14,600
GS Mortgage Securities Trust
IO
0.67%, 9/10/47(b) 3,997,717 2,510
1.19%, 10/10/48(b) 4,376,509 58,335
Headlands Residential LLC
2.49%, 9/25/26(a)(b) 2,956,017 2,820,136
J.P. Morgan Chase Commercial Mortgage Securities Trust
IO
0.46%, 4/15/46(b) 6,956,250 19,306
0.57%, 12/15/49(b) 3,529,937 40,448
0.59%, 7/15/47(b) 1,383,038 587
J.P. Morgan Mortgage Trust
4.63%, 6/25/37(b) 48,055 39,171
Jackson Park Trust
3.24%, 10/14/39(a)(b) 1,700,000 1,389,218
JPMBB Commercial Mortgage Securities Trust
4.66%, 4/15/47(a)(b) 775,000 760,884
IO
0.86%, 8/15/47(b) 1,827,926 1,220

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (21.6%) (cont’d)
Lehman Mortgage Trust
6.50%, 9/25/37 $ 623,320 $ 206,097
LHOME Mortgage Trust
8.00%, 6/25/28(a)(c) 425,000 432,802
MF1X
CME Term SOFR 1 Month + 2.82%,
8.15%, 12/15/34(a)(b) 4,350,000 4,143,982
MFT Mortgage Trust
3.28%, 8/10/40(a)(b) 1,000,000 621,233
MFT Trust
3.48%, 2/10/42(a)(b) 800,000 425,533
MKT Mortgage Trust
2.94%, 2/12/40(a)(b) 1,000,000 463,010
Natixis Commercial Mortgage Securities Trust
4.32%, 1/15/43(a)(b) 800,000 649,594
CME Term SOFR 1 Month + 2.28%,
7.61%, 7/15/36(a)(b) 2,300,000 1,959,833
OBX Trust
3.50%, 2/25/60(a)(b) 339,333 298,108
Olympic Tower Mortgage Trust
3.57%, 5/10/39(a) 2,900,000 2,526,204
ORL Trust
CME Term SOFR 1 Month + 2.35%,
7.68%, 10/19/36(a)(b) 850,000 856,375
Seasoned Credit Risk Transfer Trust
3.00%, 9/25/55 892,102 765,395
3.00%, 8/25/57 645,049 552,297
3.00%, 3/25/58 878,241 752,915
4.25%, 8/25/59(a)(b) 2,700,000 2,420,037
4.25%, 5/25/60(a)(b) 3,100,000 2,776,092
4.25%, 11/25/60(a)(b) 750,000 675,236
4.75%, 7/25/56(a)(b) 1,008,000 949,265
4.75%, 6/25/57(a)(b) 340,241 323,942
4.75%, 10/25/58(b) 1,300,000 1,219,435
SG Commercial Mortgage Securities Trust
3.73%, 3/15/37(a)(b) 1,900,000 1,716,979
SLG Office Trust
IO
0.26%, 7/15/41(a)(b) 34,800,000 504,750
Taubman Centers Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.19%,
7.51%, 5/15/37(a)(b) 2,300,000 2,328,347
TYSN Mortgage Trust
6.58%, 12/10/33(a)(b) 1,717,000 1,802,967
VMC Finance LLC
CME Term SOFR 1 Month + 1.76%,
7.09%, 1/18/37(a)(b) 1,434,186 1,418,310
WFRBS Commercial Mortgage Trust
3.99%, 5/15/45(a)(b) 404,692 358,187
78,354,307
Corporate Bonds ( 34.3% )
Automobiles (1.5%)
Ford Motor Co.
3.25%, 2/12/32 1,875,000 1,560,691
Face
Amount Value
Hyundai Capital America
6.50%, 1/16/29(a) $ 3,670,000 $ 3,852,192
5,412,883
Banks (14.3%)
Banco de Credito e Inversiones SA
2.88%, 10/14/31(a) 1,660,000 1,419,338
Banco Santander SA
4.18%, 3/24/28(b) 1,400,000 1,349,933
5.54%, 3/14/30(b) 1,200,000 1,200,311
Bank Hapoalim BM
3.26%, 1/21/32(a)(b) 2,075,000 1,867,355
Bank of America Corp.
5.47%, 1/23/35(b) 10,798,000 10,872,475
Bank of Ireland Group plc
2.03%, 9/30/27(a)(b) 1,425,000 1,304,144
Barclays plc
5.69%, 3/12/30(b) 1,050,000 1,055,815
BBVA Bancomer SA
8.13%, 1/8/39(a)(b) 1,697,000 1,759,273
BNP Paribas SA
5.18%, 1/9/30(a)(b) 737,000 737,381
BPCE SA
5.15%, 7/21/24(a) 2,750,000 2,738,721
CaixaBank SA
6.84%, 9/13/34(a)(b) 1,072,000 1,146,590
Credit Agricole SA
6.25%, 1/10/35(a)(b) 1,676,000 1,704,717
6.32%, 10/3/29(a)(b) 800,000 829,784
Grupo Aval Ltd.
4.38%, 2/4/30(a) 561,000 473,608
JPMorgan Chase & Co.
5.34%, 1/23/35(b) 4,637,000 4,656,881
Nordea Bank Abp
5.38%, 9/22/27(a) 1,200,000 1,208,770
Oversea-Chinese Banking Corp. Ltd.
1.83%, 9/10/30(a)(b) 970,000 917,182
Societe Generale SA
2.63%, 1/22/25(a) 1,625,000 1,583,977
5.63%, 1/19/30(a)(b) 1,529,000 1,523,336
6.07%, 1/19/35(a)(b) 1,213,000 1,221,081
Toronto-Dominion Bank (The)
8.13%, 10/31/82(b) 1,625,000 1,708,449
Truist Financial Corp.
5.44%, 1/24/30(b) 2,988,000 2,985,352
7.16%, 10/30/29(b) 1,375,000 1,466,770
U.S. Bancorp
5.68%, 1/23/35(b) 3,342,000 3,375,926
United Overseas Bank Ltd.
3.86%, 10/7/32(a)(b) 2,950,000 2,801,940
51,909,109
Biotechnology (0.3%)
AbbVie, Inc.
5.50%, 3/15/64 1,160,000 1,193,934
Capital Markets (2.5%)
Charles Schwab Corp. (The)
5.85%, 5/19/34(b) 1,370,000 1,403,829

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (34.3%) (cont’d)
Deutsche Bank AG
7.15%, 7/13/27(b) $ 1,800,000 $ 1,850,512
HAT Holdings I LLC
3.38%, 6/15/26(a) 1,470,000 1,386,071
LPL Holdings, Inc.
4.00%, 3/15/29(a) 55,000 50,599
6.75%, 11/17/28 570,000 597,249
Macquarie Group Ltd.
6.26%, 12/7/34(a)(b) 1,065,000 1,115,345
TPG Operating Group II LP
5.88%, 3/5/34 1,040,000 1,055,259
UBS Group AG
9.02%, 11/15/33(a)(b) 1,450,000 1,760,720
9,219,584
Chemicals (0.9%)
Celanese US Holdings LLC
6.17%, 7/15/27 1,150,000 1,171,792
NOVA Chemicals Corp.
4.25%, 5/15/29(a) 1,510,000 1,294,589
Syngenta Finance NV
4.89%, 4/24/25(a) 975,000 961,638
3,428,019
Consumer Finance (1.2%)
Ford Motor Credit Co. LLC
7.12%, 11/7/33 1,275,000 1,372,753
7.20%, 6/10/30 472,000 501,287
7.35%, 3/6/30 1,002,000 1,068,937
General Motors Financial Co., Inc.
5.80%, 1/7/29 1,297,000 1,320,398
4,263,375
Containers & Packaging (0.6%)
Smurfit Kappa Treasury ULC
5.78%, 4/3/54(a) 835,000 846,989
Trivium Packaging Finance BV
5.50%, 8/15/26(a)(c) 1,381,000 1,362,857
2,209,846
Diversified REITs (0.3%)
VICI Properties LP
5.75%, 4/1/34 1,065,000 1,055,900
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
3.55%, 9/15/55 2,100,000 1,469,563
3.65%, 6/1/51 135,000 99,198
1,568,761
Electric Utilities (0.4%)
Pacific Gas and Electric Co.
4.95%, 7/1/50 1,625,000 1,399,206
Entertainment (0.6%)
Warnermedia Holdings, Inc.
5.14%, 3/15/52 1,628,000 1,352,291
5.39%, 3/15/62 805,000 668,685
2,020,976
Face
Amount Value
Financial Services (1.1%)
Nationwide Building Society
4.30%, 3/8/29(a)(b) $ 1,550,000 $ 1,484,294
Radian Group, Inc.
6.20%, 5/15/29 1,037,000 1,053,105
Rocket Mortgage LLC
3.88%, 3/1/31(a) 1,475,000 1,286,428
3,823,827
Ground Transportation (0.5%)
Ashtead Capital, Inc.
5.95%, 10/15/33(a) 1,850,000 1,871,755
Health Care Equipment & Supplies (0.4%)
Medline Borrower LP
3.88%, 4/1/29(a) 1,410,000 1,284,315
Health Care Providers & Services (1.5%)
Centene Corp.
2.50%, 3/1/31 3,050,000 2,511,317
HCA, Inc.
6.00%, 4/1/54 3,000,000 3,047,607
Legacy LifePoint Health LLC
4.38%, 2/15/27(a) 53,000 50,547
5,609,471
Hotels, Restaurants & Leisure (0.4%)
Resorts World Las Vegas LLC
4.63%, 4/16/29(a) 1,400,000 1,278,832
Insurance (0.8%)
Global Atlantic Fin Co.
4.70%, 10/15/51(a)(b) 1,320,000 1,190,408
6.75%, 3/15/54(a) 1,635,000 1,678,732
2,869,140
IT Services (0.3%)
Kyndryl Holdings, Inc.
6.35%, 2/20/34 1,060,000 1,088,607
Media (0.9%)
Charter Communications Operating LLC
4.80%, 3/1/50 2,750,000 2,037,387
LCPR Senior Secured Financing DAC
6.75%, 10/15/27(a) 1,150,000 1,080,412
3,117,799
Metals & Mining (1.0%)
Compass Minerals International, Inc.
6.75%, 12/1/27(a) 1,380,000 1,335,419
Newcastle Coal Infrastructure Group Pty. Ltd.
4.40%, 9/29/27(a) 2,541,722 2,421,621
3,757,040
Oil, Gas & Consumable Fuels (1.4%)
Aethon United BR LP
8.25%, 2/15/26(a) 1,310,000 1,326,308
BP Capital Markets plc
4.88%, 3/22/30(b)(d) 700,000 670,002
Global Partners LP
7.00%, 8/1/27 715,000 715,894

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (34.3%) (cont’d)
Petrobras Global Finance BV
6.50%, 7/3/33 $ 1,379,000 $ 1,402,218
Raizen Fuels Finance SA
6.45%, 3/5/34(a) 522,000 535,892
6.95%, 3/5/54(a) 340,000 350,244
5,000,558
Pharmaceuticals (0.2%)
Bristol-Myers Squibb Co.
5.55%, 2/22/54 833,000 857,383
Professional Services (0.7%)
Concentrix Corp.
6.60%, 8/2/28 2,450,000 2,479,450
Semiconductors & Semiconductor Equipment (0.4%)
Foundry JV Holdco LLC
5.88%, 1/25/34(a) 1,525,000 1,528,992
Software (0.3%)
McAfee Corp.
7.38%, 2/15/30(a) 1,075,000 987,002
Specialized REITs (0.9%)
Extra Space Storage LP
2.40%, 10/15/31 1,825,000 1,502,570
5.40%, 2/1/34 1,591,000 1,584,601
3,087,171
Specialty Retail (0.1%)
PetSmart, Inc.
4.75%, 2/15/28(a) 450,000 421,745
Textiles, Apparel & Luxury Goods (0.1%)
Tapestry, Inc.
7.00%, 11/27/26 425,000 438,058
Wireless Telecommunication Services (0.3%)
Connect Finco SARL
6.75%, 10/1/26(a) 1,125,000 1,103,575
124,286,313
Municipal Bonds ( 1.2% )
Illinois ( 0.2% )
Chicago O'Hare International Airport,
Series 2010 B
6.40%, 1/1/40 255,000 281,484
Illinois State Toll Highway Authority,
Series 2009 A
6.18%, 1/1/34 477,000 508,784
790,268
Michigan ( 0.4% )
University of Michigan,
Series 2022 A
4.45%, 4/1/22 1,645,000 1,421,745
New York ( 0.6% )
City of New York NY,
Series 2010 G-1
5.97%, 3/1/36 270,000 285,544
Face
Amount Value
Onondaga Civic Development Corp.,
Syracuse University
Series 2020 B
3.07%, 12/1/55 $ 2,925,000 $ 1,934,714
2,220,258
4,432,271
Sovereign ( 2.1% )
Dominican Republic Government Bond
5.88%, 1/30/60(a) 700,000 596,961
Export-Import Bank of India
3.25%, 1/15/30(a) 670,000 601,863
3.88%, 2/1/28(a) 505,000 481,768
Mexico Government Bond
3.25%, 4/16/30 750,000 669,429
3.75%, 4/19/71 850,000 543,166
NBN Co. Ltd.
2.63%, 5/5/31(a) 2,400,000 2,047,942
Petroleos Mexicanos
6.84%, 1/23/30 2,705,000 2,387,335
Philippine Government Bond
4.20%, 3/29/47 420,000 355,033
7,683,497
Supranational ( 0.3% )
Banque Ouest Africaine de Developpement
4.70%, 10/22/31(a) 1,240,000 1,070,467
U.S. Government and Agency Securities ( 17.3% )
U.S. Treasury Notes
0.00%, 4/23/24 45,775,000 45,627,719
0.00%, 8/1/24 3,250,000 3,193,124
4.00%, 2/29/28 1,450,000 1,433,291
4.88%, 11/30/25 12,550,000 12,570,100
62,824,234
Total Fixed Income Securities
(Cost $424,799,564)
406,905,757
–
Shares
Short-Term Investments (2.4%)
Investment Company ( 2.4% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 5.22%
(See Note G)
(Cost $8,604,888)
8,604,888 8,604,888
Total Investments (114.5%)
(Cost $433,404,452) (e) 415,510,645
Liabilities in Excess of Other Assets (-14.5%)
(52,550,730)
Net Assets (100.0%) $362,959,915
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
(b) Floating or variable rate securities: The rates disclosed are as of
March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2024. Maturity date disclosed is the ultimate maturity date.
(d) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2024.
(e) At March 31, 2024, the aggregate cost for federal income tax purposes is $433,404,452. The aggregate gross unrealized
appreciation is $3,127,794 and the aggregate gross unrealized depreciation is $21,021,601, resulting in net unrealized depreciation of $17,893,807.
ARM Adjustable Rate Mortgage
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest Only
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
STRIPS Separate Trading of Registered Interest and Principal Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.
Future Contracts:
The Fund had the following futures contracts open at March 31, 2024:
Number of
Contracts Expiration Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Long:
U.S. Treasury 2 Year Notes 77 Jun-24 $ 200 $ 15,745,297 $ (16,086)
U.S. Treasury 5 Year Notes 301 Jun-24 100 32,211,703 (75,703)
U.S. Treasury 10 Year Notes 136 Jun-24 100 15,068,375 11,797
U.S. Treasury Long Bonds 68 Jun-24 100 8,189,750 149,094
U.S. Treasury Ultra Bonds 211 Jun-24 100 27,219,000 276,767
Short:
U.S. Treasury 10 Year Ultra Bonds 85 Jun-24 $ 100 $ (9,741,797) $ (7,063)
$ 338,806

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 22.7%
Commercial Mortgage-Backed Securities 18.9
Collateralized Mortgage Obligations — Agency
Collateral Series 15.8
U.S. Government and Agency Securities 15.1
Asset-Backed Securities 15.0
Banks 12.5
Total Investments 100.0%**
* Industries and/or investment types representing less than 5% of total investments.
** Does not include open long/short futures contracts with a value of
$ 108,175,922 and net unrealized appreciation of $ 338,806.

Semi-Annual Report — March 31, 2024 (unaudited)
Eaton Vance Total Return Bond ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2024
*
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $424,799,564) $ 406,905,757
Investment in Security of Affiliated Issuer, at Value (Cost $8,604,888) 8,604,888
Total Investments in Securities, at Value (Cost $433,404,452) 415,510,645
Receivable for Investments Sold 13,542,115
Interest Receivable 2,592,121
Dividends Receivable 19,795
Due from Broker 2,381,390
Receivable for Variation margin on Futures Contracts 41,720
Prepaid Expenses 22,786
Total Assets
434,110,572
Liabilities:
Due to Custodian 37,749
Payable for Investments Purchased 69,180,943
Payable for Management Fee 28,454
Payable for Dividends to Shareholders 1,878,862
Other Liabilities 24,649
Total Liabilities
71,150,657
Net Assets
$ 362,959,915
Net Assets Consist of:
Paid-in-Capital $ 507,379,761
Total Accumulated Loss (144,419,846)
Net Assets
$ 362,959,915
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 7,279,193
Net Asset Value Per Share
$ 49.86
* The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio (“Predecessor Fund”) in a
reorganization that occurred as of the close of business on March 22, 2024 (“Reorganization”). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class I shares. See Notes to Financial
Statements for further Information on the Reorganization.

Semi-Annual Report — March 31, 2024 (unaudited)
Eaton Vance Total Return Bond ETF
14
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Six Months Ended
March 31, 2024
*
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 13,143,451
Dividends from Security of Affiliated Issuer (Note G) 1,216,160
Income from Securities Loaned — Net 4,750
Total Investment Income 14,364,361
Expenses:
Management Fee (Note B) 28,662
Advisory Fees (Note B) 884,816
Administration Fees (Note B) 188,761
Sub Transfer Agency Fees 122,631
Distribution and Shareholder Services Fees (Note C) 115,756
Professional Fees 97,636
Registration Fees 88,363
Custodian Fees (Note E) 37,334
Reorganization Fees 397,957
Shareholder Reporting Fees 17,855
Transfer Agency Fees (Note D) 12,095
Trustees' Fees and Expenses 5,274
Other Expenses 47,869
Total Expenses 2,045,009
Waiver of Advisory Fees (924,437)
Reimbursement of Class Specific Expenses (33,110)
Rebate from Morgan Stanley Affiliate (Note G) (35,416)
Net Expenses 1,052,046
Net Investment Income
13,312,315
Realized Gain (Loss):
Investments Sold (17,255,851)
Foreign Currency Forward Exchange Contracts 584,045
Foreign Currency Translation (154,837)
Futures Contracts 141,526
Swap Agreements 36,099
Net Realized Loss (16,649,018)
Change in Unrealized Appreciation (Depreciation):
Investments 34,722,146
Foreign Currency Forward Exchange Contracts (746,806)
Foreign Currency Translation 43,126
Futures Contracts 4,204,485
Swap Agreements 33,627
Net Change in Unrealized Appreciation (Depreciation) 38,256,578
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
21,607,560
Net Increase in Net Assets Resulting from Operations $ 34,919,875
* The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio (“Predecessor Fund”) in a
reorganization that occurred as of the close of business on March 22, 2024 (“Reorganization”). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class I shares. See Notes to Financial
Statements for further Information on the Reorganization.

Semi-Annual Report — March 31, 2024
Eaton Vance Total Return Bond ETF
15
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Six Months Ended
March 31, 2024
*
(unaudited)
Year Ended September
30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 13,312,315 $ 27,646,315
Net Realized Loss (16,649,018) (56,216,425)
Net Change in Unrealized Appreciation (Depreciation) 38,256,578 41,082,000
Net Increase in Net Assets Resulting from Operations 34,919,875 12,511,890
Dividends and Distributions to Shareholders:
Dividends and Distributions (15,799,488) (30,270,872)
Total Dividends and Distributions to Shareholders (15,799,488) (30,270,872)
Capital Share Transactions:
**
Subscribed 61,374,141 160,653,622
Distributions Reinvested 13,735,675 22,491,057
Redeemed (287,390,260) (216,245,807)
Class A:
Subscribed – 7,658,256
Distributions Reinvested – 2,905,036
Redeemed – (15,882,191)
Class L:
Subscribed – 100,295
Distributions Reinvested – 41,107
Redeemed – (270,006)
Class C:
Subscribed – 1,929,473
Distributions Reinvested – 546,707
Redeemed – (6,011,960)
Class R6:
Subscribed – 7,700,797
Distributions Reinvested – 3,621,098
Redeemed – (46,652,938)
Net Decrease in Net Assets Resulting from Capital Share Transactions (212,280,444) (77,415,454)
Total Decrease in Net Assets (193,160,057) (95,174,436)
Net Assets:
Beginning of Period 556,119,972 651,294,408
End of Period $ 362,959,915 $ 556,119,972

Semi-Annual Report — March 31, 2024
Eaton Vance Total Return Bond ETF
16
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Six Months Ended
March 31, 2024
*
(unaudited)
Year Ended September
30, 2023
Capital Share Transactions:
**
Beginning of Period 11,570,335 68,905,624
Shares Subscribed 1,250,907 16,898,943
Shares Issued on Distributions Reinvested 281,829 2,364,922
Shares Redeemed (5,823,878) (22,717,780)
Class A:
Shares Subscribed – 804,501
Shares Issued on Distributions Reinvested – 304,734
Shares Redeemed – (1,673,636)
Class L:
Shares Subscribed – 10,599
Shares Issued on Distributions Reinvested – 4,302
Shares Redeemed – (28,825)
Class C:
Shares Subscribed – 202,882
Shares Issued on Distributions Reinvested – 57,748
Shares Redeemed – (636,643)
Class R6:
Shares Subscribed – 818,933
Shares Issued on Distributions Reinvested – 381,076
Shares Redeemed – (4,899,575)
Shares Outstanding, End of Period Net Increase in 7,279,193 60,797,805
* The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust  -  Core Plus Fixed Income Portfolio (“Predecessor Fund”) in a
reorganization that occurred as of the close of business on March 22, 2024 (“Reorganization”). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class I shares. See Notes to Financial
Statements for further Information on the Reorganization.
** Reflects the reorganization from the Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio on March 22, 2024 . See Notes to Financial
Statements.

Semi-Annual Report — March 31, 2024
Financial Highlights
Eaton Vance Total Return Bond ETF
17
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months
Ended
March 31,
2024
(unaudited)
Year Ended September 30
2023 2022 2021 2020 2019
Net Asset Value, Beginning of Period
(1)
$48.08 $49.66 $60.59 $62.59 $60.85 $56.96
Income (Loss) from Investment Operations:
(1)
— — — — — —
Net Investment Income
(2)
1.38 2.42 1.52 1.37 1.63 1.94
Net Realized and Unrealized Gain (Loss) 0. 92 (1.37) (10.82) (0.37) 2.11 4.10
Total from Investment Operations 2 . 30 1.05 (9.30) 1.00 3.74 6.04
Distributions from and/or in Excess of:
(1)
— — — — — —
Net Investment Income (0.52) (2.63) (1.47) (1.37) (1.58) (2.15)
Net Realized Gain — — (0.16) (1.63) (0.42) —
Total Distributions (0.52) (2.63) (1.63) (3.00) (2.00) (2.15)
Net Asset Value, End of Period
(1)
$49.86 $48.08 $49.66 $60.59 $62.59 $60.85
Total Return
(3) (4)
7.16%
(5)
2.03% (15.58)% 1.61% 6.27% 10.83%
(6)
Ratios to Average Net Assets and Supplemental
Data:
(7)
$362,960 $— $— $— $— $—
Net Assets, End of Period (Thousands) $362,960 $423,920 $470,728 $727,989 $662,724 $457,610
Ratio of Expenses Before Expense Limitation 0.79%
(8)
0.63% 0.63% 0.62% 0.64% 0.67%
Ratio of Expenses After Expense Limitation 0.40%
(8)(9)
0.40%
(9)
0.41%
(9)
0.41%
(9)
0.40%
(9)
0.41%
(9)
Ratio of Expenses After Expense Limitation Excluding
Interest Expenses N/A N/A N/A N/A 0.40%
(9)
N/A
Ratio of Net Investment Income 5.62%
(8)(9)
4.81%
(9)
2.74%
(9)
2.26%
(9)
2.63%
(9)
3.29%
(9)
Ratio of Rebate from Morgan Stanley Affiliates 0.02% 0.02% 0.01% 0.01% 0.02% 0.01%
Portfolio Turnover Rate 4%
(5)
431% 266% 434% 287% 217%
(1) Per share amounts reflect the conversion of the Predecessor Fund into the Fund as of the close of March 22, 2024.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed the Predecessor Fund's historical performance and the performance information reflects that of the Class I shares of the Predecessor Fund.
(5) Not annualized.
(6) Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of a class action suit involving the Fund’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 10.63%.
(7) The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio (“Predecessor Fund”) in a
reorganization that occurred as of the close of business on March 22, 2024 (“Reorganization”). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class I shares. See Notes to Financial
Statements for further Information on the Reorganization.
(8) Annualized.
(9) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the "Trust") is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the "Declaration of Trust"), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
"Act").
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification ("ASC") Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Eaton
Vance Total Return Bond ETF (the "Fund"), which seeks
above-average total return over a market cycle of three to five years. The Fund is diversified.
On March 22, 2024, the Fund acquired all the assets and
liabilities of the Predecessor Fund, based on the respective valu-
ations as of the close of business on March 22, 2024, pursuant to a Plan of Reorganization approved by the shareholders of
the Predecessor Fund on January 5, 2024 (the “Reorganiza-
tion”). This tax-free acquisition of the Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed the Predecessor Fund's accounting and financial history. The Fund has the same Adviser, substan-
tially similar investment objective and strategy as the Prede-
cessor Fund. The net assets of the Predecessor Fund before the
Reorganization were $363,962,896 with shares outstanding of
38,247,818, including unrealized depreciation on investments of $18,057,023 with a fair value of $406,626,891 and cost of
$424,683,914. Immediately after the Reorganization, the net
assets of the Fund were $363,961,956 with shares outstanding of 7,279,194.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
.
1. Security Valuation:
(1) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or is unable to provide a price, prices from
brokers/dealers may also be utilized. In these circum-
stances, the value of the security will be the mean of bid
and asked prices obtained from reputable brokers/dealers;
(2) when market quotations are not readily available, as
defined by Rule 2a-5 under the Act, including circum-
stances under which the Adviser determines that the
closing price, last sale price or the mean between the last
reported bid and asked prices are not reflective of a secu-
rity’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures
established by and under the general supervision of the
Trustees; (3) futures are valued at the settlement price on
the exchange on which they trade or, if a settlement price
is unavailable, at the last sale price on the exchange; and
(4) investments in mutual funds, including the Morgan
Stanley Institutional Liquidity Funds, are valued at the
net asset value (“NAV”) as of the close of each business
day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting Stan-
dards Board (“FASB”) Accounting Standards Codifica-
tion
TM
(“ASC”), “Fair Value Measurement” (“ASC 820”),
defines fair value as the price that would be received to
sell an asset or pay to transfer a liability in an orderly
transaction between market participants at the measure-
ment date. ASC 820 establishes a three tier hierarchy to

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
distinguish between (1) inputs that reflect the assump-
tions market participants would use in valuing an asset or
liability developed based on market data obtained from
sources independent of the reporting entity (observable
inputs) and (2) inputs that reflect the reporting entity’s
own assumptions about the assumptions market partici-
pants would use in valuing an asset or liability developed
based on the best information available in the circum-
stances (unobservable inputs) and to establish classifica-
tion of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the
Fund’s investments. The inputs are summarized in the
three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
 Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2024:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Foreign Currency Translation and Foreign Invest-
ments:
The books and records of the Fund are main-
tained in U.S. dollars. Foreign currency amounts are
translated into U.S. dollars as follows:
investments, other assets and liabilities at the prevail-
ing rate of exchange on the valuation date;
investment transactions and investment income at
the prevailing rates of exchange on the dates of such
transactions.
Although the net assets of the Fund are presented at the
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 62,479 $ — $ 62,479
Collateralized
Mortgage
Obligations —
Agency Collateral
Series — 65,776 — 65,776
Commercial
Mortgage-Backed
Securities — 78,355 — 78,355
Corporate Bonds — 124,287 — 124,287
Municipal Bonds — 4,432 — 4,432
Sovereign — 7,683 — 7,683
Supranational — 1,070 — 1,070
U.S. Government and
Agency Securities — 62,824 — 62,824
— — — —
Total Fixed Income
Securities — 406,906 — 406,906
— — — —
Short-Term Investments
Investment Company 8,605 — — 8,605
Futures Contracts
438 — — 438
Total Assets $9,043 $406,906 $— $415,949
Liabilities:
Futures Contracts
(99) — — (99)
Total $8,944 $406,906 $— $415,850

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
foreign exchange rates and market values at the close of
the period, the Fund does not isolate that portion of the
results of operations arising as a result of changes in the
foreign exchange rates from the fluctuations arising from
changes in the market prices of securities held at period
end. Similarly, the Fund does not isolate the effect of
changes in foreign exchange rates from the fluctuations
arising from changes in the market prices of securities
sold during the period. Accordingly, realized and unre-
alized foreign currency gains (losses) on investments in
securities are included in the reported net realized and
unrealized gains (losses) on investment transactions and
balances. However, pursuant to U.S. federal income tax
regulations, gains and losses from certain foreign currency
transactions and the foreign currency portion of gains
and losses realized on sales and maturities of foreign de-
nominated debt securities are treated as ordinary income
for U.S. federal income tax purposes.
Net realized gains (losses) on foreign currency transac-
tions represent net foreign exchange gains (losses) from
foreign currency forward exchange contracts, disposition
of foreign currencies, currency gains (losses) realized be-
tween the trade and settlement dates on securities transac-
tions, and the difference between the amount of invest-
ment income and foreign withholding taxes recorded on
the Fund’s books and the U.S. dollar equivalent amounts
actually received or paid. The change in unrealized cur-
rency gains (losses) on foreign currency transactions for
the period is reflected in the Statement of Operations.
Foreign security and currency transactions may involve
certain considerations and risks not typically associated
with those of U.S. dollar denominated transactions as a
result of, among other factors, fluctuations of exchange
rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of
foreign securities markets and the possibility of political
or economic instability.
Governmental approval for foreign investments may
be required in advance of making an investment under
certain circumstances in some countries, and the extent
of foreign investments in domestic companies may be
subject to limitation in other countries. Foreign owner-
ship limitations also may be imposed by the charters of
individual companies to prevent, among other concerns,
violations of foreign investment limitations. As a result,
an additional class of shares (identified as “Foreign” in
the Portfolio of Investments) may be created and offered
for investment. The “local” and “foreign shares” market
values may differ. In the absence of trading of the foreign
shares in such markets, the Fund values the foreign shares
at the closing exchange price of the local shares.
4. Derivatives:
The Fund may, but is not required to, use
derivative instruments for a variety of purposes, including
hedging, risk management, portfolio management or to
earn income. Derivatives are financial instruments whose
value is based, in part, on the value of an underlying
asset, interest rate, index or financial instrument. Prevail-
ing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A deriva-
tive instrument often has risks similar to its underlying
asset and may have additional risks, including imperfect
correlation between the value of the derivative and the
underlying asset, risks of default by the counterparty to
certain transactions, magnification of losses incurred due
to changes in the market value of the securities, instru-
ments, indices or interest rates to which the derivative
instrument relates, risks that the transactions may not
be liquid and risks arising from margin requirements,
risks arising from mispricing or valuation complexity and
operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than,
the risks associated with other portfolio investments.
Derivatives may involve the use of highly specialized
instruments that require investment techniques and risk
analyses different from those associated with other port-
folio investments. All of the Fund’s holdings, including
derivative instruments, are marked-to-market each day
with the change in value reflected in unrealized appreci-
ation (depreciation). Upon disposition, a realized gain or
loss is recognized.
Certain derivative transactions may give rise to a form of
leverage. Leverage magnifies the potential for gain and the
risk of loss. Leverage associated with derivative transac-
tions may cause the Fund to liquidate portfolio positions
when it may not be advantageous to do so to satisfy its
obligations or may cause the Fund to be more volatile
than if the Fund had not been leveraged. Although the
Adviser seeks to use derivatives to further the Fund’s
investment objectives, there is no assurance that the use
of derivatives will achieve this result.
Following is a description of the derivative instruments
and techniques that the Fund used during the period and
their associated risks:

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Foreign Currency Forward Exchange Contracts: In
connection with its investments in foreign securities, the
Fund also entered into contracts with banks, brokers/
dealers to purchase or sell foreign currencies at a future
date. A foreign currency forward exchange contract
(“currency contract”) is a negotiated agreement between
the contracting parties to exchange a specified amount of
currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the
currencies that are the subject of the contract. Currency
contracts may be used to protect against uncertainty in
the level of future foreign currency exchange rates or to
gain or modify exposure to a particular currency. In addi-
tion, the Fund may use cross currency hedging or proxy
hedging with respect to currencies in which the Fund has
or expects to have portfolio or currency exposure. Cross
currency hedges involve the sale of one currency against
the positive exposure to a different currency and may be
used for hedging purposes or to establish an active ex-
posure to the exchange rate between any two currencies.
To the extent hedged by the use of currency contracts,
the precise matching of the currency contract amounts
and the value of the securities involved will not generally
be possible because the future value of such securities in
foreign currencies will change as a consequence of market
movements in the value of those securities between the
date on which the contract is entered into and the date
it matures. Furthermore, such transactions may reduce
or preclude the opportunity for gain if the value of the
currency should move in the direction opposite to the
position taken. There is additional risk to the extent that
currency contracts create exposure to currencies in which
the Fund’s securities are not denominated. Unanticipated
changes in currency prices may result in poorer overall
performance for the Fund than if it had not entered into
such contracts. The use of currency contracts involves
the risk of loss from the insolvency or bankruptcy of the
counterparty to the contract or the failure of the coun-
terparty to make payments or otherwise comply with the
terms of the contract. A currency contract is marked-to-
market daily and the change in market value is recorded
by the Fund as unrealized gain or loss. The Fund records
realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency
contract at the time it was opened and the value at the
time it was closed.
Futures: A futures contract is a standardized, exchange
traded agreement to buy or sell a specific quantity of
an underlying asset, reference rate or index at a specif-
ic price at a specific future time. The value of a futures
contract tends to increase and decrease in tandem with
the value of the underlying instrument. Depending on
the terms of the particular contract, futures contracts are
settled through either physical delivery of the underlying
instrument on the settlement date or by payment of a
cash settlement amount on the settlement date. During
the period the futures contract is open, payments are
received from or made to the broker based upon chang-
es in the value of the contract (the variation margin).
A decision as to whether, when and how to use futures
contracts involves the exercise of skill and judgment and
even a well-conceived futures transaction may be unsuc-
cessful because of market behavior or unexpected events.
In addition to the derivatives risks discussed above, the
prices of futures contracts can be highly volatile, using
futures contracts can lower total return and the potential
loss from futures contracts can exceed the Fund’s initial
investment in such contracts. No assurance can be given
that a liquid market will exist for any particular futures
contract at any particular time.
Swaps: The Fund may enter into OTC swap contracts or
cleared swap transactions. A swap contract is an agree-
ment between two parties pursuant to which the parties
exchange payments at specified dates on the basis of a
specified notional amount, with the payments calculat-
ed by reference to specified securities, indices, reference
rates, currencies or other instruments. Typically swap
agreements provide that when the period payment dates
for both parties are the same, the payments are made on
a net basis (i.e., the two payment streams are netted out,
with only the net amount paid by one party to the other).
The Fund’s obligations or rights under a swap contract
entered into on a net basis will generally be equal only to
the net amount to be paid or received under the agree-
ment, based on the relative values of the positions held
by each party. Cleared swap transactions may help reduce
counterparty credit risk. In a cleared swap, the Fund’s ul-
timate counterparty is a clearinghouse rather than a swap
dealer, bank or other financial institution. OTC swap
agreements are not entered into or traded on exchanges
and often there is no central clearing or guaranty function
for OTC swaps. These OTC swaps are often subject to
credit risk or the risk of default or non-performance by
the counterparty. Both OTC and cleared swaps could
result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Fund or if the reference index, security or investments
do not perform as expected. During the period swap
agreements are open, payments are received from or made
to the counterparty or clearing-house based on changes in
the value of the contract or variation margin, respective-
ly. The Dodd-Frank Wall Street Reform and Consumer
Protection Act and related regulatory developments
require the clearing and exchange-trading of certain stan-
dardized swap transactions. Mandatory exchange-trading
and clearing is occurring on a phased-in basis based on
the type of market participant and U.S. Commodities
Futures Trading Commission (“CFTC”) approval of con-
tracts for central clearing and exchange trading.
The Fund’s use of swaps during the period included those
based on the credit of an underlying security commonly
referred to as “credit default swaps.” The Fund may be
either the buyer or seller in a credit default swap. Where
the Fund is the buyer of a credit default swap contract,
it would typically be entitled to receive the par(or other
agreed-upon) value of a referenced debt obligation from
the counterparty to the contract only in the event of a
default or similar event by the issuer of the debt obliga-
tion. If no default occurs, the Fund would have paid to
the counterparty a periodic stream of payments over the
term of the contract and received no benefit from the
contract. When the Fund is the seller of a credit default
swap contract, it typically receives the stream of payments
but is obligated to pay an amount equal to the par (or
other agreed-upon) value of a referenced debt obligation
upon the default or similar event by the issuer of the ref-
erenced debt obligation. The use of credit default swaps
could result in losses to the Fund if the Adviser fails to
correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.
If the Fund is a seller of protection and a credit event
occurs, as defined under the terms of that particular swap
agreement, the Fund will either (i) pay to the buyer of
protection an amount equal to the notional amount of
the swap agreement and take delivery of the referenced
obligation, other deliverable obligations or underlying
securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal
to the notional amount of the swap agreement less the
recovery value of the referenced obligation or underlying
securities comprising the referenced index. If the Fund is
a buyer of protection and a credit event occurs, as defined
under the terms of that particular swap agreement, the
Fund will either (i) receive from the seller of protection
an amount equal to the notional amount of the swap
agreement and deliver the referenced obligation, other
deliverable obligations or underlying securities compris-
ing the referenced index or (ii) receive a net settlement
amount in the form of cash or securities equal to the
notional amount of the swap agreement less the recovery
value of the referenced obligation or underlying securities
comprising the referenced index. Recovery values are
estimated by market makers considering either industry
standard recovery rates or entity specific factors and con-
siderations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated
auction whereby a minimum number of allowable broker
bids, together with a specified valuation method, are used
to calculate the settlement value. The Fund’s maximum
risk of loss from counterparty risk, either as the protec-
tion seller or as the protection buyer, is the fair value of the swap agreement.
The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and
serves as an indicator of the current status of the pay-
ment/performance risk of the credit derivative. Alterna-
tively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indi-
cator of the current status of the payment/performance
risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent
a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.
When the Fund has an unrealized loss on a swap agree-
ment, the Fund has instructed the custodian to pledge
cash or liquid securities as collateral with a value approx-
imately equal to the amount of the unrealized loss. Col-
lateral pledges are monitored and subsequently adjusted
if and when the swap valuations fluctuate. If applicable,
cash collateral is included with “Due from (to) Broker” in
the Statement of Assets and Liabilities.
Upfront payments paid or received by the Fund will be
reflected as an asset or liability, respectively, in the State-
ment of Assets and Liabilities.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”),
is intended to improve financial reporting about deriv-
ative instruments by requiring enhanced disclosures to
enable investors to better understand how and why the
Fund uses derivative instruments, how these derivative
instruments are accounted for and their effects on the
Fund’s financial position and results of operations.

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
The following tables set forth the fair value of the Fund’s
derivative contracts by primary risk exposure as of March
31, 2024:
The following tables set forth by primary risk exposure
the Fund’s realized gains (losses) and change in unrealized
appreciation (depreciation) by type of derivative contract
for the sixth months ended March 31, 2024 in accor-
dance with ASC 815:
For the six months ended March 31, 2024, the approx-
imate average monthly amount outstanding for each
derivative type is as follows:
5. Securities Lending:
The Fund lends securities to qual-
ified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair
value of the securities loaned that might occur and any
interest earned or dividends declared on those securities
during the term of the loan would remain in the Fund.
The Fund would receive cash or securities as collateral in
an amount equal to or exceeding 100% of the current fair
value of the loaned securities. The collateral is marked-
to-market daily by State Street Bank and Trust Company
(“State Street”), the securities lending agent, to ensure
that a minimum of 100% collateral coverage is main-
tained.
Based on pre-established guidelines, the securities lending
agent invests any cash collateral that is received in an affil-
iated money market portfolio and repurchase agreements.
Securities lending income is generated from the earnings
on the invested collateral and borrowing fees, less any
rebates owed to the borrowers and compensation to the
lending agent, and is recorded as “Income from Securities
Loaned — Net” in the Fund’s Statement of Operations.
Risks in securities lending transactions are that a borrow-
er may not provide additional collateral when required
or return the securities when due, and that the value of
the short-term investments will be less than the amount
of cash collateral plus any rebate that is required to be
returned to the borrower. The Fund has the right under
the securities lending agreement to recover the securities
from the borrower on demand.
The Fund has the right under the securities lending
agreement to recover the securities from the borrower on
demand.
As of the date of this report, there were no securities out
on loan.
As of March 24, 2024, State Street is no longer the secu-
rities lending agent.
6. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
7. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
Asset Derivatives
Statement of Assets
and Primary Risk Value
Liabilities Location Exposure
Futures Contracts
Variation Margin on
Futures Contracts
Interest Rate
Risk $437,658(a)
Liability Derivatives
Statement of Assets
and Primary Risk
Liabilities Location Exposure Value
Futures Contracts
Variation Margin on
Futures Contracts
Interest Rate
Risk $(98,852)(a)
(a) This Amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of investments. The Statement of Assets and
Liabilities only reflects the current day's net variation margin.
Realized Gain (Loss)
Primary Risk Exposure Derivative Type Value
Currency Risk
Foreign Currency Forward
Exchange Contracts $ 584,045
Interest Rate Risk Futures Contracts 141,526
Credit Risk Swap Agreement 36,099
Total $761,670
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure Derivative Type Value
Currency Risk
Foreign Currency Forward
Exchange Contracts $(746,806)
Interest Rate Risk Futures Contracts 4,204,485
Credit Risk Swap Agreement 33,627
Total $3,457,679
Foreign Currency Forward Exchange Contracts:
Average monthly principal amount ................. $55,335,030
Futures Contracts:
Average monthly notional value ................... $216,610,226
Swap Agreements:
Average monthly notional amount ................. $5,900,000

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
8. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value. Interest income is recog-
nized on the accrual basis (except where collection is in
doubt) net of applicable withholding taxes. Discounts are
accreted and premiums are amortized over the life of the
respective securities.
B. Management Fees:
 The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.32% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
.
Prior to March 22, 2024, the Predecessor Fund paid the Ad-
viser 0.375% for the first billion of the average daily net assets of the Predecessor Fund and 0.300% for over a billion of the average daily net assets of the Predecessor Fund. The Adviser had agreed to reduce its fees and/or reimburse the Predeces-
sor Fund so that total annual operating expenses, excluding
certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed
0.42% for Class I shares, 0.77% for Class A shares, 1.02% for
Class L shares, 1.52% for Class C shares and 0.37% for Class
R6 shares. For the period ended March 31, 2024, $924,427 of
advisory fees were waived and $33,110 of other expenses were reimbursed by the Adviser pursuant to this arrangement. In
addition the Adviser served as the Administrator of the Prede-
cessor Fund pursuant to an Administration Agreement for an
annual fee of 0.08% of the Predecessor Fund's average daily net assets.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan ("Plan")
pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to
0.25% of its average daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
Prior to March 22, 2024, Morgan Stanley Distribution, Inc.
served as the Predecessor Fund's Distributor pursuant to a Dis-
tribution Agreement. The Predecessor Fund adopted a Share-
holder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services
Plan, the Predecessor Fund paid the Distributor a sharehold-
er services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the average daily net assets attributable to
Class A shares. The Predecessor Fund adopted a Distribution
and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Predecessor Fund paid the
Distributor a distribution fee, accrued daily and paid month-
ly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the average daily net assets attributable to Class L shares. The
Predecessor Fund has adopted a distribution and Shareholder
Services Plan with respect to Class C shares pursuant to Rule
12b-1 under the Act. Under the Distribution and Sharehold-
er Services Plan, the Predecessor Fund paid the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the average daily net assets attributable to Class C shares.
.
D. Dividend Disbursing and Transfer/Co-Transfer
Agent:
Prior to March 22, 2024, the Predecessor Fund's divi-
dend disbursing and transfer agent was SS&C Global Investor
& Distribution Solution, Inc. ("SS&C GIDS"). Pursuant to a
Transfer Agency Agreement, the Predecessor Fund paid SS&C
GIDS a fee based on the number of classes, accounts and trans-
action relating to the Predecessor Fund. Eaton Vance Man-
agement (“EVM”), an affiliate of Morgan Stanley, provided
co-transfer agency and related services to the Predecessor Fund pursuant to a Co-Transfer Agency Services Agreement. For
the period October 1, 2023 through March 22, 2024, co-trans-

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
fer agency fees and expenses incurred to EVM, included
in “Transfer Agency Fees” in the Statement of Operations,
amounted to $134,726. Effective March 22, 2024, JPMorgan
Chase Bank N.A. ("JPMorgan") serves as the Transfer Agent of the Fund.
.
E. Custodian Fees:
Prior to March 22, 2024, State Street
Bank and Trust Company ("State Street") served as custodi-
an for the Predecessor Fund in accordance with a Custodian
Agreement. Effective March 22, 2024, JPMorgan serves as
Custodian and Administrator for the Fund in accordance with
a Custodian and Administration Agreement.
.
F. Issuance and Redemption of Fund Shares:
The Fund
is an exchange-traded fund or ETF. Individual Fund shares
may only be purchased and sold on a national securities
exchange through a broker-dealer and investors may pay a
commission to such broker-dealers in connection with their
purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 40,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund’s Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange
("NYSE") and are publicly traded. If an investor buys or sells
Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statement of Changes in Net Assets.
.
G. Security Transactions and Transactions with Affil-
iates:
 For the six months ended March 31, 2024 purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $69,020,872 and $13,508,414,
respectively. There were no purchases and sales of long-term
U.S. Government securities or for In-Kind transactions for
the six months ended March 31, 2024.
.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31,
2024, management fees paid were reduced by $35,416 relating
to the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended March 31, 2024 is as follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accord-
ingly, no provision for federal income taxes is required in the financial statements.
.
Affiliated
Investment
Company
Value
September 30,
2023
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ 56,872 $ 194,454 $ 242,721 $ 1 , 216
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2024
(000)
Liquidity Fund   $ – $ – $ 8,605

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2023 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2023 and 2022 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifica-
tions among the components of net assets for the period ended
September 30, 2023.
At September 30, 2023, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2023, the Fund had available for feder-
al income tax purposes unused short-term capital losses of
approximately $47,151,000 and $66,762,000 that do not have
an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
.
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and politi-
cal (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global
financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively
impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate preexisting risks to the
Fund. The occurrence, duration and extent of these or other
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$30,270,872 $–
2022
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$21,875,129 $2,475,862
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$3,187,587 $–

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
types of adverse economic and market conditions and uncer-
tainty over the long term cannot be reasonably projected or
estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market develop-
ments and the extent to which the associated conditions
impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The finan-
cial performance of the Fund’s investments (and, in turn, the
Fund’s investment results) as well as their liquidity may be ad-
versely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions.
The Fund's principal risks include, but are not limited
to, the following:
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Cash Transactions Risk:
Unlike certain ETFs, the Fund
may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes
portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
NYSE and may, therefore, have a material upward or down-
ward effect on the market price of the shares.

Semi-Annual Report — March 31, 2024 (unaudited)
Investment Advisory Agreement Approval
Morgan Stanley ETF Trust
The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services to be pro-
vided by the Adviser under the investment management agreement (the “Management Agreement”), including portfolio manage-
ment, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory services to be provided by the Adviser under the Management Agreement, including operations, com-
pliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who will provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board considered that the Adviser plans to launch the Fund with the assets of the Morgan Stanley Institutional Fund Trust
Core Plus Fixed Income Portfolio (the “Acquired Fund”). The Board further considered that although the Fund had not yet com-
menced operations, it was expected that it would adopt the Acquired Fund’s performance track record as the accounting survivor to the Acquired Fund.
The Board reviewed the unitary management fee (the “management fee rate”) proposed to be paid by the Fund under the Man-
agement Agreement, pursuant to which the Adviser would pay substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board considered the benefits of a unitary fee structure and considered the management fee rate relative to comparable funds advised by the Adviser or its affiliates (including the Acquired Fund), when applicable, and compared to peers as determined by the Adviser. The Board reviewed the anticipated total expense ratio of the Fund, which, due to the unitary manage-
ment fee structure, was equal to the proposed management fee rate. The Board also considered the benefits to the Acquired Fund shareholders arising from the unitary management fee structure, that would result in the Fund experiencing a lower total expense ra-
tio as compared to the Acquired Fund. The Board also considered that the fees charged by the Fund’s other service providers would be paid by the Adviser under the unitary management fee structure. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.
Economies of Scale
The Board considered the growth prospects of the Fund and the proposed unitary management fee schedule, which does not in-
clude breakpoints. The Board considered that the unitary management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered that the unitary management fee struc-
ture inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the unitary management fee rate paid by the Fund in the future even if economies of scale were achieved. The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.
Profitability of the Adviser and Affiliates
Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Semi-Annual Report — March 31, 2024 (unaudited)
Investment Advisory Agreement Approval (cont’d)

Morgan Stanley ETF Trust
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. Since the Fund had not begun oper-
ations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be consid-
ered at the present time.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the compe-
tence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Ad-
viser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management
Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Semi-Annual Report — March 31, 2024 (unaudited)
Liquidity Risk Management Program*
Morgan Stanley ETF Trust
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and man-
age the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.
At a meeting held on March 13-24, 2024, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2023, through December
31, 2023, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.
In accordance with the Program, the Fund's liquidity risk is assessed by LRS no less frequently than annually taking into consider-
ation certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-
term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources.
Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the invest-
ment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific consider-
ations, as well as market depth, and in some cases utilize third-party vendor data.
The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not pri-
marily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the
Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.
* The Fund commenced operations subsequent to the period covered by the report, which applied to other funds of the Trust during that period. However, during the period ended
March 31, 2024, the Program applied to the Fund.

Semi-Annual Report — March 31, 2024 (unaudited)
Important Notices
Morgan Stanley ETF Trust
Reporting to Shareholders
The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the securi-
ty names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”),
a clearing agency that is registered with the SEC. The basket represents one Creation Unit of the Fund. The Trust, Adviser, Custo-
dian and Distributor will not disseminate non-public information concerning the Trust. The Trust provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings will be available on the Fund’s public website, www.morganstanley.com/im.
Proxy Voting Policy and Proxy Voting Record
The Board of Trustees believes that the voting of proxies on securities held by the Trust is an important element of the overall invest-
ment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Adviser.
A copy of the Proxy Policy, as well as the Trust’s most recent proxy voting record for the 12-month period ended June 30, as filed with the SEC, are available without charge on our web site at www.morganstanley.com/im. The Trust’s proxy voting record is also available without charge on the SEC’s web site at http://www.sec.gov.
Tailored Shareholder Reports
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available on-
line, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice
February 2024
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No*
For our affiliates’ everyday business purposes —
information about your creditworthiness
Yes Yes*
For our affiliates to market to you
Yes Yes*
For non-affiliates to market to you
No We don’t share

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)

February 2024
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.
What happens when I limit sharing for an
account I hold jointly with someone else?
Your choices will apply to everyone on your account.

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)

February 2024
Morgan Stanley ETF Trust
Definitions
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include registered investment advisers such
as Eaton Vance Management and Calvert Research and
Management, registered broker-dealers such as Morgan
Stanley Distributors Inc. and Eaton Vance Distributors,
Inc., and registered and unregistered funds sponsored
by Morgan Stanley Investment Management such as the
registered funds within Morgan Stanley Institutional Fund,
Inc. (together, the “Investment Management Affiliates”);
and companies with a Morgan Stanley name and financial
companies such as Morgan Stanley Barney LLC and
Morgan Stanley & Co. (the, “Morgan Stanley Affiliates”).
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
*PLEASE NOTE: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the
Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the
Investment Management Affiliates from marketing their products to you.
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)
Trustees and Officers Information
Trustees
Frank L Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Michael F. Klein
Patricia A Maleski
W. Allen Reed, Chair of the Board
Adviser
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Officers
John H. Gernon
President and Principal Executive Officer
Deidre A. Downes
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary and Chief Legal Officer
Michael J. Key
Vice President
Anthony R. Rochte
Vice President
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Morgan, Lewis, Bockius LLP
One State Street
Hartford, Connecticut 06103
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

EVTRBONDETFSAN
6598771 EXP 05.31.25
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short
Income ETF
NYSE Arca: EVSB
Semi-Annual Report
March 31, 2024

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management’s website: www.morganstanley.com/im.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Expense Example
...........................................................................................
3
Performance Summary
.....................................................................................
4
Portfolio of Investments
.....................................................................................
5
Statement of Assets and Liabilities
..........................................................................
10
Statement of Operations
....................................................................................
11
Statement of Changes in Net Assets
........................................................................
12
Financial Highlights
.........................................................................................
13
Notes to Financial Statements
...............................................................................
14
Investment Advisory Agreement Approval
....................................................................
19
Liquidity Risk Management Program
.........................................................................
21
Important Notices
..........................................................................................
22
U.S. Customer Privacy Notice
...............................................................................
23
Trustees and Officers Information
...........................................................................
26

2
Semi-Annual Report — March 31, 2024 (unaudited)
Shareholders’ Letter
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Eaton Vance Ultra-Short
Income ETF (the “Fund”) performed during the period beginning October 16, 2023 (when the Fund commenced operations) and ended March 31, 2024.
Morgan Stanley Investment Management, the Fund's investment adviser, is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving chal-
lenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
April 2024

3
Semi-Annual Report — March 31, 2024 (unaudited)
Expense Example
Eaton Vance Ultra-Short Income ETF
Morgan Stanley ETF Trust
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include man-
agement fees, and distribution and shareholder services fees. This example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/16/23-
3/31/24.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
(10/16/23)
Actual Ending
Account
Value
(3/31/24)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Eaton Vance Ultra-Short Income ETF
^
$1,000.00 $1,033.00 $1,022.22 $0.75 $0.74 0.16%
* Expenses are calculated using the Fund’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 168/366 (to reflect the actual days in the period).
** Annualized.
^ The Fund commenced operations on October 16, 2023.

4
Semi-Annual Report — March 31, 2024 (unaudited)
Performance Summary
Eaton Vance Ultra-Short Income ETF
Morgan Stanley ETF Trust
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.
morganstanley.com/im. Investment return and principal value will fluctuate so that Fund shares, when sold or redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the selling or redemption of Fund shares.
Returns for periods less than one year are not annualized. Fund's total returns are calculated as of the last business day of the period.
Performance Compared to the Bloomberg U.S. Universal Index
(1)
and the Bloomberg 9-12 Months Short
Treasury Index
(2)
Cumulative
Total Return for the
Period Ended
March 31, 2024
Since
Inception
(3)
Eaton Vance Ultra-Short Income ETF - NAV
(4)
3.30%
Eaton Vance Ultra-Short Income ETF - Market Price
(4)
3.30%
Bloomberg U.S. Universal Index 7.09%
Bloomberg 9-12 Months Short Treasury Index 2.49%
(1) The Bloomberg U.S. Universal Index represents the union of the US Aggregate Index, US Corporate High Yield Index, Investment Grade 144A Index,
Eurodollar Index, US Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the
CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The
Fund’s primary benchmark index was changed from the Bloomberg 9-12 Months Short Treasury Index to the Bloomberg U.S. Universal Index to
comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market.
(2) The Bloomberg 9-12 Months Short Treasury Index measures the performance of U.S. Treasury bills, notes and bonds with a maturity between nine and 12 months. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Historical performance of the index illustrates market trends and does not represent the past or future performance of the Fund.
(3) For comparative purposes, cumulative total since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Index.
(4) Commenced operations on October 16, 2023.

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments
Eaton Vance Ultra-Short Income ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (94.7%)
Asset-Backed Securities ( 22.5% )
ACHV ABS TRUST,
2023-4CP
6.81%, 11/25/30(a) $ 96,399 $ 96,548
ACM Auto Trust,
2023-2A
7.97%, 6/20/30(a) 234,412 236,108
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 90,663 91,262
Avant Loans Funding Trust,
2021-REV1
1.21%, 7/15/30(a) 5,334 5,327
Bank of America Auto Trust,
2023-2A
5.85%, 8/17/26(a) 200,000 200,465
CarNow Auto Receivables Trust,
2023-2A
7.38%, 1/15/26(a) 53,442 53,539
Chesapeake Funding II LLC,
2023-2A
6.16%, 10/15/35(a) 353,644 355,967
Conn's Receivables Funding LLC,
2023-A
8.01%, 1/17/28(a) 52,779 52,922
2024-A
7.05%, 1/16/29(a) 412,765 413,492
Continental Airlines Pass-Through Trust,
2012-2A
4.00%, 10/29/24 263,968 260,804
Dell Equipment Finance Trust,
2023-1
5.65%, 9/22/28(a) 169,157 169,152
DLLST LLC,
2024-1A
5.33%, 1/20/26(a) 65,000 64,882
Domino's Pizza Master Issuer LLC,
2015-1A
4.47%, 10/25/45(a) 185,500 182,146
Donlen Fleet Lease Funding LLC,
2021-2
CME Term SOFR 1 Month + 0.44%,
5.76%, 12/11/34(a)(b) 14,725 14,731
Driven Brands Funding LLC,
2018-1A
4.74%, 4/20/48(a) 169,650 166,659
Enterprise Fleet Financing LLC,
2023-1
5.51%, 1/22/29(a) 207,912 207,803
FHF Issuer Trust,
2023-2A
6.79%, 10/15/29(a) 193,960 195,899
Ford Credit Auto Owner Trust,
2023-B
5.57%, 6/15/26 213,117 213,189
FREED ABS Trust,
2022-4FP
7.58%, 12/18/29(a) 70,266 70,375
Face
Amount Value
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) $ 75,000 $ 74,775
GM Financial Consumer Automobile Receivables Trust,
2023-2
5.10%, 5/18/26 165,348 165,043
2024-1
5.12%, 2/16/27 30,000 29,937
HPEFS Equipment Trust,
2024-1A
5.38%, 5/20/31(a) 220,000 219,859
Hyundai Auto Lease Securitization Trust,
2022-C
4.38%, 10/15/25(a) 100,000 99,568
Invitation Homes Trust,
2018-SFR4
CME Term SOFR 1 Month + 1.21%,
6.54%, 1/17/38(a)(b) 442,078 443,587
J.P. Morgan Mortgage Trust,
2023-HE3
SOFR30A + 1.60%,
6.92%, 5/25/54(a)(b) 68,041 68,540
LAD Auto Receivables Trust,
2023-1A
5.68%, 10/15/26(a) 132,258 132,194
2023-2A
5.93%, 6/15/27(a) 94,201 94,306
2023-4A
6.21%, 10/15/26(a) 96,341 96,484
Lendbuzz Securitization Trust,
2024-1A
6.19%, 8/15/29(a) 100,000 99,909
LL ABS Trust,
2022-1A
5.05%, 11/15/29(a) 255,000 252,470
Marlette Funding Trust,
2023-2A
6.04%, 6/15/33(a) 92,591 92,550
2023-3A
6.49%, 9/15/33(a) 148,038 148,243
Octane Receivables Trust,
2022-1A
4.18%, 3/20/28(a) 306,596 304,159
Oportun Funding XIV LLC,
2021-A
1.21%, 3/8/28(a) 95,350 92,237
Oportun Issuance Trust,
2024-1A
6.33%, 4/8/31(a) 280,330 280,461
Oscar US Funding XIV LLC,
2022-1A
2.30%, 4/10/26(a) 216,307 213,007
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 265,000 264,808
Pagaya AI Debt Selection Trust,
2021-3
1.74%, 5/15/29(a) 127,237 126,569

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (22.5%) (cont’d)
Prodigy Finance DAC,
2021-1A
CME Term SOFR 1 Month + 1.36%,
6.69%, 7/25/51(a)(b) $ 592,500 $ 588,581
Prosper Marketplace Issuance Trust,
2023-1A
7.06%, 7/16/29(a) 210,711 211,440
2023-1A
7.48%, 7/16/29(a) 200,000 202,881
SFS Auto Receivables Securitization Trust,
2024-1A
5.35%, 6/21/27(a) 60,000 59,924
SoFi Consumer Loan Program Trust,
2023-1S
5.81%, 5/15/31(a) 374,881 374,715
Theorem Funding Trust,
2023-1A
7.58%, 4/15/29(a) 178,368 179,761
Vantage Data Centers Issuer LLC,
2019-1A
3.19%, 7/15/44(a) 547,041 541,943
8,509,221
Commercial Mortgage-Backed Securities ( 8.9% )
BPR Trust
CME Term SOFR 1 Month + 1.90%,
7.22%, 4/15/37(a)(b) 185,000 186,571
CME Term SOFR 1 Month + 3.00%,
8.33%, 5/15/39(a)(b) 200,000 201,577
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.81%,
6.14%, 9/15/36(a)(b) 200,000 198,950
CAMB Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.37%,
6.69%, 12/15/37(a)(b) 265,000 265,457
CME Term SOFR 1 Month + 1.55%,
6.87%, 12/15/37(a)(b) 300,000 300,516
Extended Stay America Trust
CME Term SOFR 1 Month + 1.19%,
6.52%, 7/15/38(a)(b) 297,133 297,841
CME Term SOFR 1 Month + 1.49%,
6.82%, 7/15/38(a)(b) 171,880 172,234
CME Term SOFR 1 Month + 1.81%,
7.14%, 7/15/38(a)(b) 91,426 91,584
FHLMC STACR REMIC Trust
SOFR30A + 1.25%,
6.57%, 3/25/44(a)(b) 200,000 201,000
SOFR30A + 1.35%,
6.67%, 2/25/44(a)(b) 503,222 505,106
Marlette Funding Trust
6.50%, 4/15/33(a) 325,000 327,268
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.92%,
6.24%, 4/15/38(a)(b) 188,747 188,318
Face
Amount Value
ORL Trust
CME Term SOFR 1 Month + 2.35%,
7.68%, 10/19/36(a)(b) $ 200,000 $ 201,500
Reach Abs Trust
6.30%, 2/18/31(a) 102,102 102,568
VMC Finance LLC
CME Term SOFR 1 Month + 1.76%,
7.09%, 1/18/37(a)(b) 123,250 121,886
3,362,376
Corporate Bonds ( 54.2% )
Aerospace & Defense (0.3%)
Boeing Co. (The)
4.88%, 5/1/25 100,000 98,905
Automobiles (1.3%)
Hyundai Capital America
5.80%, 6/26/25(a) 175,000 175,460
6.25%, 11/3/25(a) 70,000 70,743
Volkswagen Group of America Finance LLC
6.17%, 3/20/26(a)(b) 250,000 250,230
496,433
Banks (21.0%)
AIB Group plc
4.26%, 4/10/25(a)(b) 275,000 274,849
Australia & New Zealand Banking Group Ltd.
5.90%, 3/18/26(a)(b) 310,000 310,394
Banco Santander SA
5.15%, 8/18/25 200,000 198,664
Bank of America Corp.
2.46%, 10/22/25(b) 200,000 196,433
3.84%, 4/25/25(b) 875,000 873,810
Bank of Ireland Group plc
6.25%, 9/16/26(a)(b) 450,000 452,962
Barclays plc
3.93%, 5/7/25(b) 400,000 399,196
BPCE SA
4.63%, 7/11/24(a) 250,000 248,666
5.95%, 1/14/25(a)(b) 250,000 250,436
Citigroup, Inc.
3.35%, 4/24/25(b) 100,000 99,835
4.14%, 5/24/25(b) 350,000 349,029
6.04%, 5/1/25(b) 500,000 500,217
Discover Bank
2.45%, 9/12/24 250,000 246,327
HSBC Holdings plc
2.63%, 11/7/25(b) 410,000 402,013
ING Groep NV
3.55%, 4/9/24 200,000 199,916
JPMorgan Chase & Co.
3.85%, 6/14/25 760,000 756,723
5.55%, 12/15/25(b) 185,000 184,916
KeyCorp
3.88%, 5/23/25(b) 240,000 238,928
PNC Financial Services Group, Inc. (The)
5.67%, 10/28/25(b) 250,000 249,988
Royal Bank of Canada
4.95%, 4/25/25 150,000 149,520

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (54.2%) (cont’d)
Santander Holdings USA, Inc.
3.50%, 6/7/24 $ 200,000 $ 199,126
Societe Generale SA
5.52%, 1/19/28(a)(b) 200,000 198,706
Standard Chartered plc
1.82%, 11/23/25(a)(b) 200,000 194,604
Swedbank AB
6.14%, 9/12/26(a) 400,000 407,321
Truist Financial Corp.
5.75%, 6/9/25(b) 360,000 359,174
7,941,753
Capital Markets (5.1%)
Bank of New York Mellon (The)
5.79%, 3/13/26(b) 85,000 85,088
Charles Schwab Corp. (The)
3.63%, 4/1/25 175,000 172,025
Credit Suisse AG
3.70%, 2/21/25 250,000 245,784
7.95%, 1/9/25 250,000 254,202
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/25 300,000 295,256
5.80%, 8/10/26(b) 340,000 341,191
HAT Holdings I LLC/HAT Holdings II LLC
6.00%, 4/15/25(a) 170,000 169,452
Stifel Financial Corp.
4.25%, 7/18/24 100,000 99,460
UBS Group AG
2.59%, 9/11/25(a)(b) 250,000 246,471
1,908,929
Chemicals (0.7%)
Celanese US Holdings LLC
6.05%, 3/15/25 110,000 110,239
Sherwin-Williams Co. (The)
3.13%, 6/1/24 150,000 149,310
259,549
Consumer Finance (5.6%)
AerCap Ireland Capital DAC
1.65%, 10/29/24 160,000 156,125
Ally Financial, Inc.
3.88%, 5/21/24 350,000 348,961
Capital One Financial Corp.
4.17%, 5/9/25(b) 750,000 748,485
Ford Motor Credit Co. LLC
5.13%, 6/16/25 400,000 396,536
General Motors Financial Co., Inc.
3.95%, 4/13/24 100,000 99,916
6.70%, 4/7/25(b) 350,000 352,489
2,102,512
Diversified Telecommunication Services (1.3%)
AT&T, Inc.
6.76%, 6/12/24(b) 475,000 475,823
Electric Utilities (2.5%)
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/25 350,000 351,619
Face
Amount Value
6.05%, 3/1/25 $ 425,000 $ 426,751
Southern Co. (The)
4.48%, 8/1/24(c) 150,000 149,269
927,639
Electronic Equipment, Instruments & Components (0.7%)
TD SYNNEX Corp.
1.25%, 8/9/24 269,000 264,669
Entertainment (0.9%)
Warnermedia Holdings, Inc.
6.41%, 3/15/26 350,000 350,007
Financial Services (1.6%)
Enact Holdings, Inc.
6.50%, 8/15/25(a) 375,000 375,303
Synchrony Bank
5.40%, 8/22/25 250,000 247,791
623,094
Food Products (1.3%)
Campbell Soup Co.
5.30%, 3/20/26 190,000 190,222
JDE Peet's NV
0.80%, 9/24/24(a) 310,000 302,360
492,582
Health Care Providers & Services (0.8%)
Centene Corp.
4.25%, 12/15/27 80,000 76,338
HCA, Inc.
5.38%, 2/1/25 225,000 224,403
300,741
Insurance (2.1%)
Athene Global Funding
2.50%, 1/14/25(a) 350,000 341,355
GA Global Funding Trust
6.75%, 4/11/25(a)(b) 450,000 452,430
793,785
Multi-Utilities (0.8%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(c) 195,000 194,003
Dominion Energy, Inc.
3.30%, 3/15/25 100,000 97,939
291,942
Oil, Gas & Consumable Fuels (2.7%)
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/25 90,000 90,038
Midwest Connector Capital Co. LLC
3.90%, 4/1/24(a) 425,000 425,000
Occidental Petroleum Corp.
6.95%, 7/1/24 250,000 250,534
Williams Cos., Inc. (The)
4.55%, 6/24/24 275,000 274,286
1,039,858

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (54.2%) (cont’d)
Passenger Airlines (0.6%)
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a) $ 225,000 $ 222,756
Professional Services (0.8%)
Concentrix Corp.
6.65%, 8/2/26 295,000 297,371
Specialized REITs (0.4%)
EPR Properties
4.50%, 4/1/25 150,000 147,809
Technology Hardware, Storage & Peripherals (0.9%)
Hewlett Packard Enterprise Co.
5.90%, 10/1/24 350,000 350,581
Textiles, Apparel & Luxury Goods (0.5%)
Tapestry, Inc.
7.05%, 11/27/25 175,000 178,679
Trading Companies & Distributors (0.9%)
Aviation Capital Group LLC
5.50%, 12/15/24(a) 351,000 349,741
Wireless Telecommunication Services (1.4%)
Sprint LLC
7.13%, 6/15/24 275,000 275,643
7.63%, 2/15/25 100,000 101,248
T-Mobile USA, Inc.
3.50%, 4/15/25 175,000 171,605
548,496
20,463,654
U.S. Government and Agency Securities ( 9.1% )
U.S. Treasury Bills
0.00%, 8/1/24 1,750,000 1,719,375
0.00%, 8/8/24 1,750,000 1,717,901
3,437,276
Total Fixed Income Securities
(Cost $35,663,248)
35,772,527
–
Shares
Short-Term Investments (5.5%)
Investment Company ( 0.6% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 5.22%
(See Note G)
(Cost $244,061)
244,061 244,061
Face
Amount
Commercial Paper ( 4.9% )
Crown Castle, Inc.
5.65%, 4/23/24 $ 190,000 189,204
Glencore Funding LLC
5.58%, 6/20/24 290,000 286,237
Harley-Davidson Financial Services,
Inc.
6.08%, 5/2/24 150,000 149,166
Face
Amount Value
HSBC USA, Inc.
6.49%, 10/11/24 $ 250,000 $ 242,438
International Flavors & Fragrances,
Inc.
5.43%, 4/2/24 180,000 179,865
Nutrien Ltd.
5.62%, 5/28/24(a) 360,000 356,612
Rogers Communications, Inc.
5.57%, 5/2/24(a) 190,000 188,973
Svenska Handelsbanken AB
5.90%, 9/18/24(a) 250,000 243,659
Total Commercial Paper
(Cost $1,835,882)
1,836,154
Total Short-Term Investments
(Cost $2,079,943)
2,080,215
Total Investments (100.2%)
(Cost $37,743,191) (d) 37,852,742
Liabilities in Excess of Other Assets (-0.2%)
(71,857)
Net Assets (100.0%) $37,780,885
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2024. Maturity date disclosed is the ultimate maturity date.
(d) At March 31, 2024, the aggregate cost for federal income tax purposes is $37,743,191. The aggregate gross unrealized
appreciation is $117,080 and the aggregate gross unrealized
depreciation is $7,529, resulting in net unrealized appreciation of
$109,551.
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Portfolio Composition
Classification
Percentage of Total
Investments
Asset-Backed Securities 22.5%
Other* 22.5
Banks 21.0
U.S. Government and Agency Securities 9.1
Commercial Mortgage-Backed Securities 8.9
Consumer Finance 5.6
Short-Term Investments 5.4
Capital Markets 5.0
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2024 (unaudited)
Eaton Vance Ultra-Short Income ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2024
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $37,499,130) $ 37,608,681
Investment in Security of Affiliated Issuer, at Value (Cost $244,061) 244,061
Total Investments in Securities, at Value (Cost $37,743,191) 37,852,742
Cash 1,213
Due from Custodian 113,599
Receivable for Investments Sold 73,366
Interest Receivable 265,930
Dividends Receivable 2,799
Total Assets
38,309,649
Liabilities:
Payable for Investments Purchased 346,682
Payable for Management Fee 5,302
Payable for Dividends to Shareholders 176,780
Total Liabilities
528,764
Net Assets
$ 37,780,885
Net Assets Consist of:
Paid-in-Capital $ 37,639,517
Total Distributable Earnings 141,368
Net Assets
$ 37,780,885
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 750,000
Net Asset Value Per Share
$ 50 .37

Semi-Annual Report — March 31, 2024 (unaudited)
Eaton Vance Ultra-Short Income ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
October 16, 2023
^
to
March 31, 2024
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 681,573
Dividends from Security of Affiliated Issuer (Note G) 19,862
Total Investment Income 701,435
Expenses:
Management Fee (Note B) 19,945
Total Expenses 19,945
Rebate from Morgan Stanley Affiliate (Note G) (642)
Net Expenses 19,303
Net Investment Income
682,132
Realized Gain (Loss):
Investments Sold 14,708
Net Realized Gain 14,708
Change in Unrealized Appreciation (Depreciation):
Investments 109,551
Net Change in Unrealized Appreciation (Depreciation) 109,551
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
124,259
Net Increase in Net Assets Resulting from Operations $ 806,391

Semi-Annual Report — March 31, 2024
Eaton Vance Ultra-Short Income ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
October 16, 2023
^
to
March 31, 2024
(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 682,132
Net Realized Gain 14,708
Net Change in Unrealized Appreciation (Depreciation) 109,551
Net Increase in Net Assets Resulting from Operations 806,391
Dividends and Distributions to Shareholders:
Dividends and Distributions (665,023)
Total Dividends and Distributions to Shareholders (665,023)
Capital Share Transactions:
Subscribed 20,000,000
(1)
Subscribed In-Kind 17,639,517
Net Increase in Net Assets Resulting from Capital Share Transactions 37,639,517
Total Increase in Net Assets 37,780,885
Net Assets:
Beginning of Period –
End of Period $ 37,780,885
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 400,000
Shares Subscribed In-Kind 350,000
Shares Outstanding, End of Period Net Increase in 750,000
^ Commencement of Operations
(1) Total consists of subscriptions for seed capital by the Adviser and other related parties of the Fund.

Semi-Annual Report — March 31, 2024
Financial Highlights
Eaton Vance Ultra-Short Income ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
October 16, 2023
(1)
to
March 31, 2024
(unaudited)
Net Asset Value, Beginning of Period
$ 50 .00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
1 .34
Net Realized and Unrealized Gain 0 .30
Total from Investment Operations 1 .64
Distributions from and/or in Excess of:
—
Net Investment Income ( 1 .27 )
Net Asset Value, End of Period
$ 50 .37
Total Return
(3)
3 .30%
(4)
Ratios to Average Net Assets and Supplemental Data:
$37,781
Net Assets, End of Period (Thousands) $ 37,781
Ratio of Expenses 0 .16%
(5) (6)
Ratio of Net Investment Income 5 .79%
(5) (6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .01%
(5)
Portfolio Turnover Rate 35%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

14
Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the "Trust") is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the "Declaration of Trust"), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
"Act").
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification ("ASC") Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Eaton
Vance Ultra-Short Income ETF (the "Fund"), which seeks to
maximize income, to the extent consistent with preservation of capital. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
.
1. Security Valuation:
(1) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or is unable to provide a price, prices from bro-
kers/dealers may also be utilized. In these circumstances,
the value of the security will be the mean of bid and
asked prices obtained from reputable brokers/dealers; (2)
when market quotations are not readily available, as de-
fined by Rule 2a-5 under the Act, including circumstanc-
es under which the Adviser determines that the closing
price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s mar-
ket value, portfolio securities are valued at their fair value as determined in good faith under procedures established
by and under the general supervision of the Trustees; (3)
investments in mutual funds, including the Morgan Stan-
ley Institutional Liquidity Funds, are valued at the net
asset value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting Stan-
dards Board (“FASB”) Accounting Standards Codifica-
tion
TM
(“ASC”), “Fair Value Measurement” (“ASC 820”),
defines fair value as the price that would be received to
sell an asset or pay to transfer a liability in an orderly
transaction between market participants at the measure-
ment date. ASC 820 establishes a three tier hierarchy to
distinguish between (1) inputs that reflect the assump-
tions market participants would use in valuing an asset or
liability developed based on market data obtained from
sources independent of the reporting entity (observable
inputs) and (2) inputs that reflect the reporting entity’s
own assumptions about the assumptions market partici-
pants would use in valuing an asset or liability developed
based on the best information available in the circum-
stances (unobservable inputs) and to establish classifica-
tion of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the
Fund’s investments. The inputs are summarized in the
three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
 Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2024:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value. Interest income is recog-
nized on the accrual basis (except where collection is in
doubt) net of applicable withholding taxes. Discounts are
accreted and premiums are amortized over the life of the
respective securities.
B. Management Fees:
 The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.17% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan ("Plan")
pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to
0.25% of its average daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
.
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 8,509 $ — $ 8,509
Commercial
Mortgage-Backed
Securities — 3,363 — 3,363
Corporate Bonds — 20,464 — 20,464
U.S. Government and
Agency Securities — 3,437 — 3,437
— — — —
Total Fixed Income
Securities — 35,773 — 35,773
— — — —
Short-Term Investments
Investment Company 244 — — 244
Commercial Paper — 1,836 — 1,836
Total Short-Term
Investments 244 1,836 — 2,080
Total Assets $244 $37,609 $— $37,853

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. ("JPMorgan").
.
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
.
F. Issuance and Redemption of Fund Shares:
The Fund
is an exchange-traded fund or ETF. Individual Fund shares
may only be purchased and sold on a national securities
exchange through a broker-dealer and investors may pay a
commission to such broker-dealers in connection with their
purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 25,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with the Fund’s Distributor. An Authorized Participant is
either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net
Settlement System of the National Securities Clearing Corpo-
ration) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must
have executed an agreement (“Participation Agreement”) with
the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statement of Changes in Net Assets.
.
G. Security Transactions and Transactions with Affil-
iates:
 For the period ended March 31, 2024 purchases and
sales of investment securities for the Fund, other than long-
term U.S. Government securities, short-term investments
and In-Kind transactions were $31,968,864 and $4,949,367,
respectively. For the period ended March 31, 2024, purchas-
es and sales of long-term U.S Government securities were
$1,242,818 and $ 1,242,701, respectively. There were no pur-
chases and sales related to In-Kind transactions for the period ended March 31, 2024.
.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Fund. For the period ended March 31,
2024, management fees paid were reduced by $642 relating to
the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the period ended March 31, 2024 is as
follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accord-
ingly, no provision for federal income taxes is required in the financial statements.
.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based
Affiliated
Investment
Company
Value
October 16,
2023
*
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ – $ 30,833 $ 30,589 $ 20
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2024
(000)
Liquidity Fund   $ – $ – $ 244
* Commencement of Operations.

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states.
I. Principal Risks:
.
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and politi-
cal (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global
financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively
impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate preexisting risks to the
Fund. The occurrence, duration and extent of these or other
types of adverse economic and market conditions and uncer-
tainty over the long term cannot be reasonably projected or
estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market develop-
ments and the extent to which the associated conditions
impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The finan-
cial performance of the Fund’s investments (and, in turn, the
Fund’s investment results) as well as their liquidity may be ad-
versely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions.
The Fund's principal risks include, but are not limited
to, the following:
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can
be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may
trade at a discount to NAV and possibly face trading halts and/
or delisting.
Cash Transactions Risk:
Unlike certain ETFs, the Fund
may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes
portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

19
Semi-Annual Report — March 31, 2024 (unaudited)
Investment Advisory Agreement Approval
Morgan Stanley ETF Trust
The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services to be pro-
vided by the Adviser under the investment management agreement (the “Management Agreement”), including portfolio manage-
ment, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory services to be provided by the Adviser under the Management Agreement, including operations, com-
pliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who will provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.
The Board reviewed the unitary management fee (the “management fee rate”) proposed to be paid by the Fund under the Manage-
ment Agreement, pursuant to which the Adviser would pay substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board considered the benefits of a unitary fee structure and considered the management fee rate relative to compa-
rable funds advised by the Adviser or its affiliates, when applicable, and compared to peers as determined by the Adviser. The Board reviewed the anticipated total expense ratio of the Fund, which, due to the unitary management fee structure, was equal to the proposed management fee rate. The Board also considered that the fees charged by the Fund’s other service providers would be paid by the Adviser under the unitary management fee structure. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.
Economies of Scale
The Board considered the growth prospects of the Fund and the proposed unitary management fee schedule, which does not in-
clude breakpoints. The Board considered that the unitary management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered that the unitary management fee struc-
ture inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the unitary management fee rate paid by the Fund in the future even if economies of scale were achieved. The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.
Profitability of the Adviser and Affiliates
Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.
Other Benefits of the Relationship

Semi-Annual Report — March 31, 2024 (unaudited)
Investment Advisory Agreement Approval (cont’d)
20
Morgan Stanley ETF Trust
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. Since the Fund had not begun oper-
ations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be consid-
ered at the present time.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the compe-
tence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Ad-
viser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management
Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21
Semi-Annual Report — March 31, 2024 (unaudited)
Liquidity Risk Management Program*
Morgan Stanley ETF Trust
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and man-
age the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.
At a meeting held on March 13-24, 2024, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2023, through December
31, 2023, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.
In accordance with the Program, the Fund's liquidity risk is assessed by LRS no less frequently than annually taking into consider-
ation certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-
term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources.
Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the invest-
ment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific consider-
ations, as well as market depth, and in some cases utilize third-party vendor data.
The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not pri-
marily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the
Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.
* The Fund commenced operations subsequent to the period covered by the report, which applied to other funds of the Trust during that period. However, during the period ended
March 31, 2024, the Program applied to the Fund.

22
Semi-Annual Report — March 31, 2024 (unaudited)
Important Notices
Morgan Stanley ETF Trust
Reporting to Shareholders
The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the securi-
ty names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”),
a clearing agency that is registered with the SEC. The basket represents one Creation Unit of the Fund. The Trust, Adviser, Custo-
dian and Distributor will not disseminate non-public information concerning the Trust. The Trust provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings will be available on the Fund’s public website, www.morganstanley.com/im.
Proxy Voting Policy and Proxy Voting Record
The Board of Trustees believes that the voting of proxies on securities held by the Trust is an important element of the overall invest-
ment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Adviser.
A copy of the Proxy Policy, as well as the Trust’s most recent proxy voting record for the 12-month period ended June 30, as filed with the SEC, are available without charge on our web site at www.morganstanley.com/im. The Trust’s proxy voting record is also available without charge on the SEC’s web site at http://www.sec.gov.
Tailored Shareholder Reports
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available on-
line, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

23
Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice
February 2024
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No*
For our affiliates’ everyday business purposes —
information about your creditworthiness
Yes Yes*
For our affiliates to market to you
Yes Yes*
For non-affiliates to market to you
No We don’t share

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
24
February 2024
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.
What happens when I limit sharing for an
account I hold jointly with someone else?
Your choices will apply to everyone on your account.

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
25
February 2024
Morgan Stanley ETF Trust
Definitions
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include registered investment advisers such
as Eaton Vance Management and Calvert Research and
Management, registered broker-dealers such as Morgan
Stanley Distributors Inc. and Eaton Vance Distributors,
Inc., and registered and unregistered funds sponsored
by Morgan Stanley Investment Management such as the
registered funds within Morgan Stanley Institutional Fund,
Inc. (together, the “Investment Management Affiliates”);
and companies with a Morgan Stanley name and financial
companies such as Morgan Stanley Barney LLC and
Morgan Stanley & Co. (the, “Morgan Stanley Affiliates”).
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
*PLEASE NOTE: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the
Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the
Investment Management Affiliates from marketing their products to you.
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

26
Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)
Trustees and Officers Information
Trustees
Frank L Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Michael F. Klein
Patricia A Maleski
W. Allen Reed, Chair of the Board
Adviser
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Officers
John H. Gernon
President and Principal Executive Officer
Deidre A. Downes
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary and Chief Legal Officer
Michael J. Key
Vice President
Anthony R. Rochte
Vice President
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Morgan, Lewis, Bockius LLP
One State Street
Hartford, Connecticut 06103
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

EVUSIETFSAN
6598579 EXP 05.31.25
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Parametric Equity
Premium Income ETF
NYSE Arca: PAPI
Semi-Annual Report
March 31, 2024

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management’s website: www.morganstanley.com/im.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Expense Example
...........................................................................................
3
Performance Summary
.....................................................................................
4
Portfolio of Investments
.....................................................................................
5
Statement of Assets and Liabilities
..........................................................................
9
Statement of Operations
....................................................................................
10
Statement of Changes in Net Assets
........................................................................
11
Financial Highlights
.........................................................................................
12
Notes to Financial Statements
...............................................................................
13
Investment Advisory Agreement Approval
....................................................................
20
Liquidity Risk Management Program
.........................................................................
22
Important Notices
..........................................................................................
23
U.S. Customer Privacy Notice
...............................................................................
24
Trustees and Officers Information
...........................................................................
27

2
Semi-Annual Report — March 31, 2024 (unaudited)
Shareholders’ Letter
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Parametric Equity Premium
Income ETF (the “Fund”) performed during the period beginning October 16, 2023 (when the Fund commenced operations) and ended March 31, 2024.
Morgan Stanley Investment Management, the Fund's investment adviser, is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving chal-
lenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
April 2024

3
Semi-Annual Report — March 31, 2024 (unaudited)
Expense Example
Parametric Equity Premium Income ETF
Morgan Stanley ETF Trust
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include man-
agement fees, and distribution and shareholder services fees. This example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/16/23-
3/31/24.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
(10/16/23)
Actual Ending
Account
Value
(3/31/24)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Parametric Equity Premium Income ETF
^
$1,000.00 $1,116.50 $1,021.62 $1.41 $1.35 0.29%
* Expenses are calculated using the Fund’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 168/366 (to reflect the actual days in the period).
** Annualized.
^ The Fund commenced operations on October 16, 2023.

4
Semi-Annual Report — March 31, 2024 (unaudited)
Performance Summary
Parametric Equity Premium Income ETF
Morgan Stanley ETF Trust
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.
morganstanley.com/im. Investment return and principal value will fluctuate so that Fund shares, when sold or redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the selling or redemption of Fund shares.
Returns for periods less than year are not annualized. Fund's total returns are calculated as of the last business day of the period.
Performance Compared to the S&P 500
®
Index
(1)
and the Russell 1000
®
Value Index
(2)
Cumulative
Total Return for the
Period Ended
March 31, 2024
Since
Inception
(3)
Parametric Equity Premium Income ETF - NAV
(4)
11.65%
Parametric Equity Premium Income ETF - Market Price
(4)
11.77%
S&P 500
®
Index 20.99%
Russell 1000® Value Index 19.36%
(1) The Standard & Poor’s 500
®
Index (S&P 500
®
Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Fund’s primary benchmark index was changed from the Russell 1000
®
Value Index to the S&P 500
®
Index to comply with the regulation
that requires the Fund’s primary benchmark to represent the overall applicable market.
(2) The Russell 1000
®
Value Index is an index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Historical performance of the index illustrates market trends and does not represent the past or future performance of the Fund.
(3) For comparative purposes, cumulative total since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Index.
(4) Commenced operations on October 16, 2023.

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments
Parametric Equity Premium Income ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.2%)
Aerospace & Defense ( 2 .9% )
General Dynamics Corp. 839 $ 237,009
Huntington Ingalls Industries, Inc. 841 245,126
L3Harris Technologies, Inc. 1,176 250,606
Lockheed Martin Corp. 464 211,060
RTX Corp. 2,847 277,668
1,221,469
Air Freight & Logistics ( 0 .3% )
United Parcel Service, Inc., Class  B 716 106,419
Automobile Components ( 1 .0% )
BorgWarner, Inc. 4,554 158,206
Gentex Corp. 6,704 242,148
400,354
Automobiles ( 0 .1% )
Ford Motor Co. 2,475 32,868
Banks ( 2 .6% )
Cullen/Frost Bankers, Inc. 2,762 310,918
FNB Corp. 17,510 246,891
Prosperity Bancshares, Inc. 3,410 224,310
Regions Financial Corp. 4,708 99,056
United Bankshares, Inc. 6,348 227,195
1,108,370
Beverages ( 2 .1% )
Brown-Forman Corp., Class  B 3,899 201,267
Coca-Cola Co. (The) 3,852 235,665
Keurig Dr Pepper, Inc. 7,254 222,480
PepsiCo, Inc. 1,274 222,963
882,375
Biotechnology ( 1 .0% )
AbbVie, Inc. 1,331 242,375
Gilead Sciences, Inc. 2,538 185,909
428,284
Building Products ( 0 .7% )
Johnson Controls International plc 4,828 315,365
Capital Markets ( 1 .4% )
Artisan Partners Asset Management, Inc.,
Class  A 5,851 267,800
CME Group, Inc. 302 65,018
T Rowe Price Group, Inc. 2,145 261,518
594,336
Chemicals ( 6 .1% )
Air Products and Chemicals, Inc. 659 159,656
Ashland, Inc. 2,736 266,404
Corteva, Inc. 4,209 242,733
Dow, Inc. 4,186 242,495
DuPont de Nemours, Inc. 959 73,527
Eastman Chemical Co. 2,950 295,649
FMC Corp. 6,255 398,443
Huntsman Corp. 9,122 237,446
Linde plc 535 248,411
LyondellBasell Industries NV, Class  A 2,240 229,107
PPG Industries, Inc. 1,185 171,707
2,565,578
Shares Value
Communications Equipment ( 1 .0% )
Cisco Systems, Inc. 3,874 $ 193,351
Juniper Networks, Inc. 6,142 227,623
420,974
Construction & Engineering ( 0 .7% )
MDU Resources Group, Inc. 10,944 275,789
Consumer Staples Distribution & Retail ( 1 .1% )
Costco Wholesale Corp. 322 235,907
Walmart, Inc. 3,906 235,024
470,931
Containers & Packaging ( 2 .8% )
Amcor plc 23,909 227,374
AptarGroup, Inc. 1,648 237,131
International Paper Co. 5,605 218,707
Packaging Corp. of America 1,355 257,152
Sonoco Products Co. 3,938 227,774
1,168,138
Distributors ( 0 .8% )
Genuine Parts Co. 590 91,409
LKQ Corp. 4,870 260,106
351,515
Diversified Telecommunication Services ( 1 .1% )
AT&T, Inc. 12,990 228,624
Verizon Communications, Inc. 6,023 252,725
481,349
Electric Utilities ( 4 .6% )
Alliant Energy Corp. 4,100 206,640
American Electric Power Co., Inc. 2,735 235,483
Duke Energy Corp. 2,299 222,336
Evergy, Inc. 4,091 218,378
OGE Energy Corp. 5,985 205,286
Portland General Electric Co. 4,996 209,832
PPL Corp. 8,533 234,913
Southern Co. (The) 3,069 220,170
Xcel Energy, Inc. 3,470 186,513
1,939,551
Electrical Equipment ( 0 .4% )
Emerson Electric Co. 1,482 168,088
Electronic Equipment, Instruments & Components ( 1 .4% )
Amphenol Corp., Class  A 2,485 286,645
Corning, Inc. 9,137 301,155
587,800
Energy Equipment & Services ( 0 .6% )
Baker Hughes Co., Class  A 7,303 244,651
Financial Services ( 1 .7% )
MGIC Investment Corp. 12,126 271,137
Radian Group, Inc. 7,168 239,913
Western Union Co. (The) 13,908 194,434
705,484
Food Products ( 4 .4% )
Archer-Daniels-Midland Co. 3,848 241,693
Bunge Global SA 1,451 148,756
Cal-Maine Foods, Inc. 4,208 247,641
Conagra Brands, Inc. 7,408 219,573
Hormel Foods Corp. 8,432 294,192

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Parametric Equity Premium Income ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Food Products (cont’d)
Ingredion, Inc. 2,228 $ 260,342
Kellanova 4,093 234,488
Kraft Heinz Co. (The) 5,771 212,950
1,859,635
Gas Utilities ( 2 .3% )
Atmos Energy Corp. 1,827 217,176
National Fuel Gas Co. 5,727 307,654
New Jersey Resources Corp. 4,933 211,675
ONE Gas, Inc. 3,254 209,981
946,486
Health Care Equipment & Supplies ( 2 .3% )
Abbott Laboratories 2,238 254,371
Becton Dickinson & Co. 805 199,197
Medtronic plc 2,828 246,460
Stryker Corp. 797 285,223
985,251
Health Care Providers & Services ( 4 .9% )
Cardinal Health, Inc. 2,111 236,221
Cencora, Inc. 1,049 254,896
Chemed Corp. 405 259,982
Cigna Group (The) 682 247,695
Laboratory Corp. of America Holdings 1,017 222,174
Patterson Cos., Inc. 7,074 195,596
Premier, Inc., Class  A 10,608 234,437
Quest Diagnostics, Inc. 1,669 222,161
UnitedHealth Group, Inc. 380 187,986
2,061,148
Hotels, Restaurants & Leisure ( 2 .9% )
Cracker Barrel Old Country Store, Inc. 2,715 197,462
Darden Restaurants, Inc. 1,520 254,068
Texas Roadhouse, Inc., Class  A 2,101 324,541
Vail Resorts, Inc. 965 215,031
Wendy's Co. (The) 10,978 206,826
1,197,928
Household Durables ( 2 .1% )
Garmin Ltd. 1,950 290,296
Leggett & Platt, Inc. 8,671 166,050
MDC Holdings, Inc. 3,943 248,054
Whirlpool Corp. 1,313 157,074
861,474
Household Products ( 2 .3% )
Church & Dwight Co., Inc. 2,327 242,730
Colgate-Palmolive Co. 2,880 259,344
Kimberly-Clark Corp. 1,732 224,034
Procter & Gamble Co. (The) 1,433 232,504
958,612
Industrial Conglomerates ( 0 .8% )
3M Co. 2,297 243,643
Honeywell International, Inc. 457 93,799
337,442
Insurance ( 5 .5% )
Aflac, Inc. 2,545 218,514
American Financial Group, Inc. 1,866 254,672
Cincinnati Financial Corp. 2,045 253,928
Fidelity National Financial, Inc. 4,336 230,241
Shares Value
Hartford Financial Services Group, Inc. (The) 2,877 $ 296,475
MetLife, Inc. 625 46,319
Old Republic International Corp. 7,011 215,378
Principal Financial Group, Inc. 2,982 257,376
Prudential Financial, Inc. 2,173 255,110
Travelers Cos., Inc. (The) 1,241 285,604
2,313,617
IT Services ( 2 .2% )
Accenture plc, Class  A 679 235,348
Amdocs Ltd. 2,519 227,642
Cognizant Technology Solutions Corp., Class  A 3,066 224,707
International Business Machines Corp. 1,300 248,248
935,945
Leisure Products ( 0 .4% )
Hasbro, Inc. 2,798 158,143
Machinery ( 1 .8% )
Cummins, Inc. 907 267,248
Donaldson Co., Inc. 3,440 256,899
Snap-on, Inc. 806 238,753
762,900
Media ( 1 .6% )
Interpublic Group of Cos., Inc. (The) 7,066 230,564
New York Times Co. (The), Class  A 4,781 206,635
Omnicom Group, Inc. 2,470 238,997
676,196
Metals & Mining ( 2 .5% )
Newmont Corp. 6,097 218,516
Reliance, Inc. 810 270,686
Royal Gold, Inc. 1,917 233,510
Southern Copper Corp. 2,885 307,310
1,030,022
Multi-Utilities ( 3 .8% )
Ameren Corp. 2,668 197,325
Avista Corp. 6,360 222,727
Consolidated Edison, Inc. 2,323 210,952
Dominion Energy, Inc. 6,104 300,256
Public Service Enterprise Group, Inc. 3,355 224,047
Sempra 2,941 211,252
WEC Energy Group, Inc. 2,518 206,778
1,573,337
Oil, Gas & Consumable Fuels ( 10 .9% )
Antero Midstream Corp. 16,394 230,500
Chevron Corp. 1,270 200,330
Civitas Resources, Inc. 1,981 150,378
ConocoPhillips 1,671 212,685
Coterra Energy, Inc. 6,708 187,019
CVR Energy, Inc. 6,635 236,604
Devon Energy Corp. 8,735 438,322
Diamondback Energy, Inc. 1,245 246,722
DT Midstream, Inc. 3,759 229,675
EOG Resources, Inc. 1,902 243,152
Exxon Mobil Corp. 1,895 220,275
HF Sinclair Corp. 3,881 234,296
Kinder Morgan, Inc. 11,939 218,961
Magnolia Oil & Gas Corp., Class  A 8,862 229,969
ONEOK, Inc. 2,332 186,956

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Parametric Equity Premium Income ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Oil, Gas & Consumable Fuels (cont’d)
Phillips 66 1,886 $ 308,059
Pioneer Natural Resources Co. 838 219,975
Valero Energy Corp. 1,980 337,966
Williams Cos., Inc. (The) 5,919 230,663
4,562,507
Pharmaceuticals ( 2 .7% )
Bristol-Myers Squibb Co. 4,394 238,287
Johnson & Johnson 1,330 210,393
Merck & Co., Inc. 1,760 232,232
Pfizer, Inc. 7,690 213,397
Royalty Pharma plc, Class  A 7,476 227,046
1,121,355
Professional Services ( 2 .0% )
Automatic Data Processing, Inc. 253 63,184
ManpowerGroup, Inc. 3,419 265,451
Paychex, Inc. 2,492 306,018
Robert Half, Inc. 2,754 218,337
852,990
Semiconductors & Semiconductor Equipment ( 1 .6% )
Analog Devices, Inc. 1,060 209,657
Skyworks Solutions, Inc. 1,950 211,224
Texas Instruments, Inc. 1,432 249,469
670,350
Software ( 0 .5% )
Dolby Laboratories, Inc., Class  A 2,449 205,153
Specialty Retail ( 0 .6% )
Best Buy Co., Inc. 2,940 241,168
Technology Hardware, Storage & Peripherals ( 1 .2% )
Hewlett Packard Enterprise Co. 5,515 97,781
HP, Inc. 7,692 232,452
Xerox Holdings Corp. 9,950 178,105
508,338
Textiles, Apparel & Luxury Goods ( 3 .0% )
Carter's, Inc. 3,167 268,182
Columbia Sportswear Co. 2,908 236,071
Steven Madden Ltd. 5,264 222,562
Tapestry, Inc. 6,690 317,641
VF Corp. 12,772 195,923
1,240,379
Tobacco ( 0 .9% )
Altria Group, Inc. 3,816 166,454
Philip Morris International, Inc. 2,208 202,297
368,751
Trading Companies & Distributors ( 1 .6% )
Fastenal Co. 3,402 262,430
MSC Industrial Direct Co., Inc., Class  A 771 74,818
Watsco, Inc. 736 317,930
655,178
Total Common Stocks
(Cost $37,956,612) 41,553,993
Shares Value
Short-Term Investment ( 1 .3% )
Investment Company (1.3%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
5.22% ( See Note G )
(Cost $565,110)
565,110 $ 565,110
Total Investments ( 100 .5% )
(Cost $ 38,521,722 ) (a) 42,119,103
Total Written Options (-0.2%)
(Premiums Received $ (95,106) ) (85,664)
Other Assets in Excess of Liabilities ((0.3)%) (104,867)
NET ASSETS (100.0%) $41,928,572
(a) At March 31, 2024, the aggregate cost for federal income tax purposes is $38,521,722. The aggregate gross unrealized
appreciation is $3,748,644 and the aggregate gross unrealized depreciation is $151,263, resulting in net unrealized appreciation of
$3,597,381.

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Parametric Equity Premium Income ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Call Options Written:
The Fund had the following call options written open at March 31, 2024:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
SPDR S&P 500 ETF Trust 267 USD 523 4/01/24 $ 13,965,969 $ (44,206) $ (36,425) $ (7,781)
SPDR S&P 500 ETF Trust 265 USD 531 4/05/24 13,861,355 (11,135) (27,125) 15,990
SPDR S&P 500 ETF Trust 264 USD 531 4/10/24 13,809,048 (30,323) (31,556) 1,233
Total
$(85,664) $(95,106) $9,442
USD United States Dollar
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 77 .6%
Oil, Gas & Consumable Fuels 10 .8
Chemicals 6 .1
Insurance 5 .5
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2024 (unaudited)
Parametric Equity Premium Income ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2024
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $37,956,612) $ 41,553,993
Investment in Security of Affiliated Issuer, at Value (Cost $565,110) 565,110
Total Investments in Securities, at Value (Cost $38,521,722) 42,119,103
Cash 15,324
Receivable for Investments Sold 13,036
Receivable for Fund units sold 5,409,972
Dividends Receivable 67,246
Total Assets
47,624,681
Liabilities:
Written options outstanding, at value (premiums received $95,106) 85,664
Payable for Investments Purchased 5,359,230
Payable for Management Fee 8,089
Payable for Dividends to Shareholders 243,126
Total Liabilities
5,696,109
Net Assets
$ 41,928,572
Net Assets Consist of:
Paid-in-Capital $ 39,615,447
Total Distributable Earnings 2,313,125
Net Assets
$ 41,928,572
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 1,550,000
Net Asset Value Per Share
$ 27 .05
85,664

Semi-Annual Report — March 31, 2024 (unaudited)
Parametric Equity Premium Income ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
October 16, 2023
^
to
March 31, 2024
Investment Income:
Dividends from Securities of Unaffiliated Issuers $ 420,254
Dividends from Security of Affiliated Issuer (Note G) 11,137
Total Investment Income 431,391
Expenses:
Management Fee (Note B) 32,927
Total Expenses 32,927
Rebate from Morgan Stanley Affiliate (Note G) (319)
Net Expenses 32,608
Net Investment Income
398,783
Realized Gain (Loss):
Investments Sold (300,059)
Written Option Contracts (562,706)
Net Realized Loss (862,765)
Change in Unrealized Appreciation (Depreciation):
Investments 3,597,381
Written Option Contracts 9,442
Net Change in Unrealized Appreciation (Depreciation) 3,606,823
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
2,744,058
Net Increase in Net Assets Resulting from Operations $ 3,142,841
^ Commencement of operations.

Semi-Annual Report — March 31, 2024
Parametric Equity Premium Income ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
October 16, 2023
^
to
March 31, 2024
(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 398,783
Net Realized Loss (862,765)
Net Change in Unrealized Appreciation (Depreciation) 3,606,823
Net Increase in Net Assets Resulting from Operations 3,142,841
Dividends and Distributions to Shareholders:
Dividends and Distributions (829,716)
Total Dividends and Distributions to Shareholders (829,716)
Capital Share Transactions:
Subscribed 20,000,000
(1)
Subscribed In-Kind 19,615,447
Net Increase in Net Assets Resulting from Capital Share Transactions 39,615,447
Total Increase in Net Assets 41,928,572
Net Assets:
Beginning of Period –
End of Period $ 41,928,572
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 800,000
Shares Subscribed In-Kind 750,000
Shares Outstanding, End of Period Net Increase in 1,550,000
^ Commencement of Operations
(1) Total consists of subscriptions for seed capital by the Adviser and other related parties of the Fund.

Semi-Annual Report — March 31, 2024
Financial Highlights
Parametric Equity Premium Income ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
October 16, 2023
(1)
to
March 31, 2024
(unaudited)
Net Asset Value, Beginning of Period
$ 25 .00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
0 .41
Net Realized and Unrealized Gain 2 .45
Total from Investment Operations 2 .86
Distributions from and/or in Excess of:
—
Net Investment Income ( 0 .81 )
Net Asset Value, End of Period
$ 27 .05
Total Return
(3)
11 .65%
(4)
Ratios to Average Net Assets and Supplemental Data:
$41,929
Net Assets, End of Period (Thousands) $ 41,929
Ratio of Expenses 0 .29%
(5) (6)
Ratio of Net Investment Income 3 .49%
(5) (6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(5) (7)
Portfolio Turnover Rate 14%
(4) (8)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

13
Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the "Declaration of Trust"), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification ("ASC") Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Parametric
Equity Premium Income ETF (the "Fund"), which seeks to
provide consistent monthly income while maintaining pros-
pects for capital appreciation. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices if
such bid and asked prices are available on the relevant ex-
changes. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on
the valuation date with no reported bid and asked prices
available on the exchange are valued at the mean between
the current bid and asked prices obtained from one or
more reputable brokers/dealers. In cases where a securi-
ty is traded on more than one exchange, the security is
valued on the exchange designated as the primary market;
(2) all other equity portfolio securities for which over-the-
counter (“OTC”) market quotations are readily available
are valued at the latest reported sales price (or at the mar-
ket official closing price if such market reports an official closing price), and if there was no trading in the security
on a given day and if there is no official closing price
from relevant markets for that day, the security is valued
at the mean between the last reported bid and asked
prices if such bid and asked prices are available on the rel-
evant markets. An unlisted equity security that does not
trade on the valuation date and for which bid and asked
prices from the relevant markets are unavailable is valued
at the mean between the current bid and asked prices
obtained from one or more reputable brokers/dealers;
(3) fixed income securities may be valued by an outside
pricing service/vendor approved by the Trust’s Board of
Trustees (the “Trustees”). The pricing service/vendor may
employ a pricing model that takes into account, among
other things, bids, yield spreads and/or other market data
and specific security characteristics. If Morgan Stanley
Investment Management Inc. (the “Adviser”) or Paramet-
ric Portfolio Associates LLC (the "Sub-Adviser"), each a
wholly-owned subsidiary of Morgan Stanley, determines
that the price provided by the outside pricing service/
vendor or exchange does not reflect the security’s fair
value or is unable to provide a price, prices from brokers/
dealers may also be utilized. In these circumstances, the
value of the security will be the mean of bid and asked
prices obtained from reputable brokers/dealers; (4) listed
options are valued at the last reported sales price on the
exchange on which they are listed (or at the exchange
official closing price if such exchange reports an official
closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices.
Unlisted options are valued at the mean between their
latest bid and ask prices from a reputable broker/ dealer
or valued by a pricing service/vendor; (5) when market
quotations are not readily available, as defined by Rule
2a-5 under the Act, including circumstances under which
the Adviser determines that the closing price, last sale
price or the mean between the last reported bid and asked
prices are not reflective of a security’s market value, port-
folio securities are valued at their fair value as determined in good faith under procedures established by and under
the general supervision of the Trustees; and (6) invest-
ments in mutual funds, including the Morgan Stanley
Institutional Liquidity Funds, are valued at the net asset
value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
14
Morgan Stanley ETF Trust
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting Stan-
dards Board (“FASB”) Accounting Standards Codifica-
tion
TM
(“ASC”), “Fair Value Measurement” (“ASC 820”),
defines fair value as the price that would be received to
sell an asset or pay to transfer a liability in an orderly
transaction between market participants at the measure-
ment date. ASC 820 establishes a three tier hierarchy to
distinguish between (1) inputs that reflect the assump-
tions market participants would use in valuing an asset or
liability developed based on market data obtained from
sources independent of the reporting entity (observable
inputs) and (2) inputs that reflect the reporting entity’s
own assumptions about the assumptions market partici-
pants would use in valuing an asset or liability developed
based on the best information available in the circum-
stances (unobservable inputs) and to establish classifica-
tion of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the
Fund’s investments. The inputs are summarized in the
three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
 Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2024:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Derivatives:
The Fund may, but is not required to, use
derivative instruments for a variety of purposes, including
hedging, risk management, portfolio management or to
earn income. Derivatives are financial instruments whose
value is based, in part, on the value of an underlying
asset, interest rate, index or financial instrument. Prevail-
ing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A deriva-
tive instrument often has risks similar to its underlying
asset and may have additional risks, including imperfect
correlation between the value of the derivative and the
underlying asset, risks of default by the counterparty to
certain transactions, magnification of losses incurred due
to changes in the market value of the securities, instru-
ments, indices or interest rates to which the derivative
instrument relates, risks that the transactions may not
be liquid and risks arising from margin requirements,
risks arising from mispricing or valuation complexity and
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Common Stocks
$ 41,554
(1)
$ — $ — $ 41,554
Short-Term Investment
Investment Company 565 — — 565
Total Assets $ 42,119 $— $— $42,119
Liabilities:
Written Options
— (86) — (86)
Total Liabilities $ — $(86) $— $(86)
Total $ 42,119 $(86) $— $42,033
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than,
the risks associated with other portfolio investments.
Derivatives may involve the use of highly specialized
instruments that require investment techniques and risk
analyses different from those associated with other port-
folio investments. All of the Fund’s holdings, including
derivative instruments, are marked-to-market each day
with the change in value reflected in unrealized appreci-
ation (depreciation). Upon disposition, a realized gain or
loss is recognized.
Certain derivative transactions may give rise to a form of
leverage. Leverage magnifies the potential for gain and the
risk of loss. Leverage associated with derivative transac-
tions may cause the Fund to liquidate portfolio positions
when it may not be advantageous to do so to satisfy its
obligations or may cause the Fund to be more volatile
than if the Fund had not been leveraged. Although the
Adviser seeks to use derivatives to further the Fund’s
investment objectives, there is no assurance that the use
of derivatives will achieve this result.
Following is a description of the derivative instruments
and techniques that the Fund used during the period and
their associated risks:
Options: With respect to options, the Fund is subject
to equity risk, interest rate risk and foreign currency
exchange risk in the normal course of pursuing its in-
vestment objectives. If the Fund buys an option, it buys
a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign curren-
cy, or futures contract on the underlying instrument or
foreign currency, at an agreed-upon price during a period
of time or on a specified date typically in exchange for
a premium paid by the Fund. The Fund may write call
and put options on stock indexes, futures, securities or
currencies it owns or in which it may invest. Writing
put options tend to increase the Fund's exposure to the
underlying instrument. Writing call options tend to
decrease the Fund's exposure to the underlying instru-
ments. When the Fund writes a call or put option, an
amount equal to the premium received is recorded as a
liability. Any liability recorded is subsequently adjusted to reflect the current value of the options written. Premiums
received from writing options which expire are treated as
realized gains. Premiums received from writing options
which are exercised or are closed are added to or offset
against the proceeds or amount paid on the transaction
to determine the net realized gain or loss. The Fund as
a writer of an option has no control over whether the
underlying future, security or currency may be sold (call)
or purchased (put) and as a result bears the market risk of
an unfavorable change in the price of the future, security
or currency underlying the written option. Options may
also be illiquid and the Fund may have difficulty closing
out its position. A decision as to whether, when and how
to use options involves the exercise of skill and judgment
and even a well-conceived option transaction may be
unsuccessful because of market behavior or unexpected
events. The prices of options can be highly volatile and
the use of options can lower total returns.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”),
is intended to improve financial reporting about deriv-
ative instruments by requiring enhanced disclosures to
enable investors to better understand how and why the
Fund uses derivative instruments, how these derivative
instruments are accounted for and their effects on the
Fund’s financial position and results of operations.
The following tables set forth the fair value of the Fund’s
derivative contracts by primary risk exposure as of March
31, 2024:
The following tables set forth by primary risk exposure
the Fund’s realized gains (losses) and change in unrealized
appreciation (depreciation) by type of derivative contract
for the period ended March 31, 2024 in accordance with
ASC 815:
Liability Derivatives
Statement of Assets
and Primary Risk
Liabilities Location Exposure Value
Written Option
Contracts
Written Option
Contracts, at Value Equity Risk $(85,664)
Realized Gain (Loss)
Primary Risk Exposure Derivative Type Value
Equity Risk Written Option Contracts $(562,706)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure Derivative Type Value
Equity Risk Written Option Contracts $9,442

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
At March 31, 2024, the Fund's derivative assets and liabilities are as follows:
4. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
5. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
6. Security Transactions and Income:
Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend at fair value.
B. Management/Sub-Advisory Fees:
 The Adviser provides
investment advice and portfolio management services pursuant to a Management Agreement (the “Agreement”) and, subject
to the supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages
the Fund’s investments.  As compensation for its services, the
Adviser is paid  monthly at the annual rate of 0.29% of the
average daily net assets of the Fund. Under the Agreement, the
Adviser pays substantially all the expenses of the Fund (in-
cluding expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not
incurred in the ordinary course of the Fund’s business.
.
The Adviser has entered into a Sub-Advisory Agreement with
the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley.
The Sub-Adviser provides the Fund with investment advisory
services subject to the overall supervision of the Adviser and the
Trust's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Advis-
er receives from the Fund.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan ("Plan")
pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to
0.25% of its average daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. ("JPMorgan").
.
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
.
F. Issuance and Redemption of Fund Shares:
The Fund
is an exchange-traded fund or ETF. Individual Fund shares
may only be purchased and sold on a national securities
exchange through a broker-dealer and investors may pay a
commission to such broker-dealers in connection with their
purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with the Fund’s Distributor. An Authorized Participant is
either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net
Settlement System of the National Securities Clearing Corpo-
ration) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must
have executed an agreement (“Participation Agreement”) with
the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If an investor buys or
Written Option Contracts:
Average monthly notional amount ................. $51,932

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statement of Changes in Net Assets.
.
G. Security Transactions and Transactions with Affil-
iates:
 For the period ended March 31, 2024 purchases and
sales of investment securities for the Fund, other than long-
term U.S. Government securities, short-term investments
and In-Kind transactions were $22,187,484 and $3,292,590,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the period ended March 31,
2024. Purchase and Sales related to In-Kind transactions were
$19,361,777 and $0  for period ended March 31, 2024.
.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Fund. For the period ended March 31,
2024, management fees paid were reduced by $319 relating to
the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the period ended March 31, 2024 is as
follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accord-
ingly, no provision for federal income taxes is required in the financial statements.
.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states.
I. Principal Risks:
.
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
Affiliated
Investment
Company
Value
October 16,
2023
*
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ – $ 7,840 $ 7,275 $ 11
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2024
(000)
Liquidity Fund   $ – $ – $ 565
* Commencement of Operations.

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and politi-
cal (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global
financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively
impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate preexisting risks to the
Fund. The occurrence, duration and extent of these or other
types of adverse economic and market conditions and uncer-
tainty over the long term cannot be reasonably projected or
estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market develop-
ments and the extent to which the associated conditions
impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The finan-
cial performance of the Fund’s investments (and, in turn, the
Fund’s investment results) as well as their liquidity may be ad-
versely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions.
The Fund's principal risks include, but are not limited
to, the following:
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

20
Semi-Annual Report — March 31, 2024 (unaudited)
Investment Advisory Agreement Approval
Morgan Stanley ETF Trust
The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services to be provided by the Adviser and Sub-Adviser under the investment management agreement and the sub-advisory agreement
(collectively, the “Management Agreement”), respectively, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory services to be provided by the Adviser under the Management Agreement, including operations, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. (The Adviser and Sub-Adviser are referred to as the “Adviser.”) The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who will provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.
The Board reviewed the unitary management fee (the “management fee rate”) proposed to be paid by the Fund under the
Management Agreement, pursuant to which the Adviser would pay substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board considered the benefits of a unitary fee structure and considered the management fee rate relative to comparable funds advised by the Adviser or its affiliates, when applicable, and compared to peers as determined by the Adviser.
The Board reviewed the anticipated total expense ratio of the Fund, which, due to the unitary management fee structure, was equal to the proposed management fee rate. The Board also considered that the fees charged by the Fund’s other service providers would be paid by the Adviser under the unitary management fee structure. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.
Economies of Scale
The Board considered the growth prospects of the Fund and the proposed unitary management fee schedule, which does not include breakpoints. The Board considered that the unitary management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered that the unitary management fee structure inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the unitary management fee rate paid by the Fund in the future even if economies of scale were achieved. The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.
Profitability of the Adviser and Affiliates
Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor

Semi-Annual Report — March 31, 2024 (unaudited)
Investment Advisory Agreement Approval (cont’d)
21
Morgan Stanley ETF Trust
that needed to be considered at the present time.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the
Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22
Semi-Annual Report — March 31, 2024 (unaudited)
Liquidity Risk Management Program*
Morgan Stanley ETF Trust
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and man-
age the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.
At a meeting held on March 13-24, 2024, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2023, through December
31, 2023, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.
In accordance with the Program, the Fund's liquidity risk is assessed by LRS no less frequently than annually taking into consider-
ation certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-
term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources.
Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the invest-
ment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific consider-
ations, as well as market depth, and in some cases utilize third-party vendor data.
The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not pri-
marily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the
Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.
* The Fund commenced operations subsequent to the period covered by the report, which applied to other funds of the Trust during that period. However, during the period ended
March 31, 2024, the Program applied to the Fund.

23
Semi-Annual Report — March 31, 2024 (unaudited)
Important Notices
Morgan Stanley ETF Trust
Reporting to Shareholders
The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the securi-
ty names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”),
a clearing agency that is registered with the SEC. The basket represents one Creation Unit of the Fund. The Trust, Adviser, Custo-
dian and Distributor will not disseminate non-public information concerning the Trust. The Trust provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings will be available on the Fund’s public website, www.morganstanley.com/im.
Proxy Voting Policy and Proxy Voting Record
The Board of Trustees believes that the voting of proxies on securities held by the Trust is an important element of the overall invest-
ment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Adviser.
A copy of the Proxy Policy, as well as the Trust’s most recent proxy voting record for the 12-month period ended June 30, as filed with the SEC, are available without charge on our web site at www.morganstanley.com/im. The Trust’s proxy voting record is also available without charge on the SEC’s web site at http://www.sec.gov.
Tailored Shareholder Reports
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available on-
line, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

24
Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice
February 2024
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No*
For our affiliates’ everyday business purposes —
information about your creditworthiness
Yes Yes*
For our affiliates to market to you
Yes Yes*
For non-affiliates to market to you
No We don’t share

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
25
February 2024
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.
What happens when I limit sharing for an
account I hold jointly with someone else?
Your choices will apply to everyone on your account.

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
26
February 2024
Morgan Stanley ETF Trust
Definitions
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include registered investment advisers such
as Eaton Vance Management and Calvert Research and
Management, registered broker-dealers such as Morgan
Stanley Distributors Inc. and Eaton Vance Distributors,
Inc., and registered and unregistered funds sponsored
by Morgan Stanley Investment Management such as the
registered funds within Morgan Stanley Institutional Fund,
Inc. (together, the “Investment Management Affiliates”);
and companies with a Morgan Stanley name and financial
companies such as Morgan Stanley Barney LLC and
Morgan Stanley & Co. (the, “Morgan Stanley Affiliates”).
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
*PLEASE NOTE: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the
Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the
Investment Management Affiliates from marketing their products to you.
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

27
Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)
Trustees and Officers Information
Trustees
Frank L Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Michael F. Klein
Patricia A Maleski
W. Allen Reed, Chair of the Board
Adviser
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue
Suite 2800
Seattle, Washington 98104
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Officers
John H. Gernon
President and Principal Executive Officer
Deidre A. Downes
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary and Chief Legal Officer
Michael J. Key
Vice President
Anthony R. Rochte
Vice President
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Morgan, Lewis, Bockius LLP
One State Street
Hartford, Connecticut 06103
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

PARAMETEQTYPREMINCETFSAN
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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Parametric Hedged Equity
ETF
NYSE Arca: PHEQ
Semi-Annual Report
March 31, 2024

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management’s website: www.morganstanley.com/im.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Expense Example
...........................................................................................
3
Performance Summary
.....................................................................................
4
Portfolio of Investments
.....................................................................................
5
Statement of Assets and Liabilities
..........................................................................
10
Statement of Operations
....................................................................................
11
Statement of Changes in Net Assets
........................................................................
12
Financial Highlights
.........................................................................................
13
Notes to Financial Statements
...............................................................................
14
Investment Advisory Agreement Approval
....................................................................
21
Liquidity Risk Management Program
.........................................................................
23
Important Notices
..........................................................................................
24
U.S. Customer Privacy Notice
...............................................................................
25
Trustees and Officers Information
...........................................................................
28

2
Semi-Annual Report — March 31, 2024 (unaudited)
Shareholders’ Letter
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Parametric Hedged Equity
ETF (the “Fund”) performed during the period beginning October 16, 2023 (when the Fund commenced operations) and ended
March 31, 2024.
Morgan Stanley Investment Management, the Fund's investment adviser, is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving chal-
lenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
April 2024

3
Semi-Annual Report — March 31, 2024 (unaudited)
Expense Example
Parametric Hedged Equity ETF
Morgan Stanley ETF Trust
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include man-
agement fees, and distribution and shareholder services fees. This example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/16/23-
3/31/24.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
(10/16/23)
Actual Ending
Account
Value
(3/31/24)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Parametric Hedged Equity ETF
^
$1,000.00 $1,101.90 $1,021.62 $1.40 $1.35 0.29%
* Expenses are calculated using the Fund’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 168/366 (to reflect the actual days in the period).
** Annualized.
^ The Fund commenced operations on October 16, 2023.

4
Semi-Annual Report — March 31, 2024 (unaudited)
Performance Summary
Parametric Hedged Equity ETF
Morgan Stanley ETF Trust
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.
morganstanley.com/im. Investment return and principal value will fluctuate so that Fund shares, when sold or redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the selling or redemption of Fund shares.
Returns for periods less than year are not annualized. Fund's total returns are calculated as of the last business day of the period.
Performance Compared to the S&P 500
®
Index
(1)
Cumulative
Total Return for the
Period Ended
March 31, 2024
Since
Inception
(2)
Parametric Hedged Equity ETF - NAV
(3)
10.19%
Parametric Hedged Equity ETF - Market Price
(3)
10.27%
S&P 500
®
Index 20.99%
(1) The Standard & Poor’s 500
®
Index (S&P 500
®
Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Historical performance of the index illustrates market trends and does not represent the past or future performance of the Fund.
(2) For comparative purposes, cumulative total since inception returns listed for the Index refer to the inception date of the Fund, not the inception of the Index.
(3) Commenced operations on October 16, 2023.

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments
Parametric Hedged Equity ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (105.4%)
Aerospace & Defense (1.7%)
Boeing Co. (The) (a) 556 $ 107,302
HEICO Corp. 326 62,266
HEICO Corp., Class  A 273 42,026
Howmet Aerospace, Inc. 1,474 100,866
Lockheed Martin Corp. 378 171,941
Northrop Grumman Corp. 206 98,604
583,005
Air Freight & Logistics (0.3%)
Expeditors International of Washington, Inc. 699 84,977
Automobile Components (0.0%)(b)
Mobileye Global, Inc., Class  A (a) 373 11,992
Automobiles (1.3%)
Rivian Automotive, Inc., Class  A (a) 1,099 12,034
Tesla, Inc. (a) 2,345 412,228
424,262
Banks (3.7%)
Bank of America Corp. 7,908 299,872
Citizens Financial Group, Inc. 2,001 72,616
First Citizens BancShares , Inc., Class  A 20 32,700
Huntington Bancshares, Inc. 7,053 98,389
JPMorgan Chase & Co. 2,750 550,825
Wells Fargo & Co. 3,271 189,587
1,243,989
Beverages (1.9%)
Brown-Forman Corp., Class  A 273 14,455
Brown-Forman Corp., Class  B 1,332 68,758
Coca-Cola Co. (The) 4,544 278,002
PepsiCo, Inc. 1,606 281,066
642,281
Biotechnology (2.4%)
AbbVie, Inc. 1,750 318,675
Alnylam Pharmaceuticals, Inc. (a) 169 25,257
Amgen, Inc. 577 164,053
BioMarin Pharmaceutical, Inc. (a) 256 22,359
Moderna, Inc. (a) 249 26,534
Regeneron Pharmaceuticals, Inc. (a) 119 114,536
Vertex Pharmaceuticals, Inc. (a) 301 125,821
797,235
Broadline Retail (4.3%)
Amazon.com, Inc. (a) 7,600 1,370,888
Coupang, Inc. (a) 400 7,116
MercadoLibre , Inc. (a) 50 75,598
1,453,602
Building Products (0.6%)
Builders FirstSource , Inc. (a) 281 58,603
Carlisle Cos., Inc. 171 67,006
Lennox International, Inc. 152 74,291
199,900
Capital Markets (2.1%)
Ares Management Corp., Class  A 557 74,070
Blue Owl Capital, Inc., Class  A 1,219 22,990
Charles Schwab Corp. (The) 1,582 114,442
Coinbase Global, Inc., Class  A (a) 203 53,819
Shares Value
Franklin Resources, Inc. 1,797 $ 50,514
Interactive Brokers Group, Inc., Class  A 277 30,944
KKR & Co., Inc. 1,132 113,857
LPL Financial Holdings, Inc. 129 34,082
Morgan Stanley ( See Note G ) 1,069 100,657
Nasdaq, Inc. 1,095 69,094
Tradeweb Markets, Inc., Class  A 303 31,563
696,032
Chemicals (1.8%)
Celanese Corp., Class  A 367 63,073
International Flavors & Fragrances, Inc. 667 57,355
Linde plc 582 270,234
LyondellBasell Industries NV, Class  A 978 100,030
PPG Industries, Inc. 652 94,475
Westlake Corp. 107 16,349
601,516
Commercial Services & Supplies (1.3%)
Cintas Corp. 220 151,147
Republic Services, Inc., Class  A 681 130,371
Waste Management, Inc. 817 174,143
455,661
Communications Equipment (0.6%)
Cisco Systems, Inc. 4,021 200,688
Construction Materials (0.2%)
CRH plc 646 55,724
Consumer Finance (0.7%)
American Express Co. 794 180,786
Synchrony Financial 1,494 64,421
245,207
Consumer Staples Distribution & Retail (1.9%)
Albertsons Cos., Inc., Class  A 1,079 23,134
Costco Wholesale Corp. 475 347,999
Walmart, Inc. 4,597 276,602
647,735
Containers & Packaging (0.2%)
Amcor plc 7,445 70,802
Diversified REITs (0.2%)
WP Carey, Inc. 1,246 70,324
Diversified Telecommunication Services (0.5%)
AT&T, Inc. 9,948 175,085
Electric Utilities (1.2%)
Alliant Energy Corp. 1,729 87,142
Avangrid, Inc. 694 25,289
Entergy Corp. 981 103,672
FirstEnergy Corp. 2,071 79,982
PPL Corp. 3,576 98,447
394,532
Electrical Equipment (0.5%)
AMETEK, Inc. 699 127,847
Hubbell, Inc., Class  B 127 52,711
180,558
Electronic Equipment, Instruments & Components (0.4%)
Jabil, Inc. 108 14,467

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Parametric Hedged Equity ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Electronic Equipment, Instruments & Components (cont’d)
TE Connectivity Ltd. 881 $ 127,956
142,423
Energy Equipment & Services (0.2%)
Halliburton Co. 28 1,104
Schlumberger NV 1,476 80,899
82,003
Entertainment (1.7%)
Netflix, Inc. (a) 378 229,571
ROBLOX Corp., Class  A (a) 592 22,603
Spotify Technology SA (a) 179 47,238
Walt Disney Co. (The) 2,042 249,859
Warner Music Group Corp., Class  A 275 9,080
558,351
Financial Services (4.7%)
Apollo Global Management, Inc. 675 75,904
Berkshire Hathaway, Inc., Class  B (a) 1,245 523,547
Block, Inc., Class  A (a) 801 67,749
Mastercard, Inc., Class  A 831 400,185
PayPal Holdings, Inc. (a) 1,329 89,030
Rocket Cos., Inc., Class  A (a) 917 13,342
Visa, Inc., Class  A 1,507 420,573
1,590,330
Food Products (0.7%)
Campbell Soup Co. 1,552 68,986
Conagra Brands, Inc. 2,519 74,663
Kellanova 1,730 99,112
242,761
Ground Transportation (1.1%)
Uber Technologies, Inc. (a) 2,017 155,289
Union Pacific Corp. 846 208,057
363,346
Health Care Equipment & Supplies (2.6%)
Abbott Laboratories 2,154 244,824
Align Technology, Inc. (a) 155 50,828
Dexcom, Inc. (a) 477 66,160
Insulet Corp. (a) 181 31,023
Intuitive Surgical, Inc. (a) 407 162,430
Medtronic plc 1,917 167,066
ResMed, Inc. 376 74,459
Zimmer Biomet Holdings, Inc. 657 86,711
883,501
Health Care Providers & Services (2.4%)
Cencora , Inc. 479 116,392
CVS Health Corp. 1,543 123,070
Humana, Inc. 72 24,964
Laboratory Corp. of America Holdings 271 59,202
Molina Healthcare, Inc. (a) 129 52,997
UnitedHealth Group, Inc. 904 447,209
823,834
Health Care REITs (0.3%)
Healthpeak Properties, Inc. 5,007 93,881
Health Care Technology (0.0%)(b)
Veeva Systems, Inc., Class  A (a) 33 7,646
Shares Value
Hotels, Restaurants & Leisure (2.2%)
Airbnb, Inc., Class  A (a) 500 $ 82,480
Booking Holdings, Inc. 32 116,092
Darden Restaurants, Inc. 529 88,422
DoorDash , Inc., Class  A (a) 331 45,585
DraftKings, Inc., Class  A (a) 831 37,736
McDonald's Corp. 667 188,061
MGM Resorts International (a) 1,158 54,669
Yum! Brands, Inc. 832 115,357
728,402
Household Durables (0.5%)
Lennar Corp., Class  B 394 60,747
PulteGroup, Inc. 906 109,282
170,029
Household Products (1.5%)
Kimberly-Clark Corp. 904 116,932
Procter & Gamble Co. (The) 2,431 394,430
511,362
Industrial Conglomerates (0.4%)
3M Co. 1,306 138,527
Insurance (2.5%)
Brown & Brown, Inc. 1,026 89,816
Hartford Financial Services Group, Inc. (The) 1,324 136,438
Loews Corp. 1,344 105,222
Markel Group, Inc. (a) 53 80,638
Principal Financial Group, Inc. 826 71,292
Prudential Financial, Inc. 1,053 123,622
Travelers Cos., Inc. (The) 599 137,854
W. R. Berkley Corp. 1,174 103,829
848,711
Interactive Media & Services (6.9%)
Alphabet, Inc., Class  A (a) 5,023 758,122
Alphabet, Inc., Class  C (a) 4,338 660,504
Meta Platforms, Inc., Class  A 1,824 885,698
Pinterest, Inc., Class  A (a) 602 20,871
Snap, Inc., Class  A (a) 1,602 18,391
2,343,586
IT Services (1.1%)
Accenture plc, Class  A 27 9,358
Amdocs Ltd. 458 41,390
Cloudflare, Inc., Class  A (a) 424 41,056
International Business Machines Corp. 1,058 202,036
MongoDB, Inc., Class  A (a) 77 27,615
Snowflake, Inc., Class  A (a) 302 48,803
370,258
Life Sciences Tools & Services (0.9%)
Bio-Rad Laboratories, Inc., Class  A (a) 73 25,249
Illumina, Inc. (a) 251 34,467
Thermo Fisher Scientific, Inc. 447 259,801
319,517
Machinery (2.1%)
Caterpillar, Inc. 593 217,293
Deere & Co. 376 154,438
Dover Corp. 667 118,186
Nordson Corp. 329 90,323

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Parametric Hedged Equity ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Machinery (cont’d)
Otis Worldwide Corp. 1,292 $ 128,257
708,497
Media (0.6%)
Comcast Corp., Class  A 3,997 173,270
Trade Desk, Inc. (The), Class  A (a) 369 32,258
205,528
Metals & Mining (0.4%)
Newmont Corp. 1,293 46,341
Southern Copper Corp. 319 33,980
Steel Dynamics, Inc. 406 60,181
140,502
Multi-Utilities (1.1%)
Ameren Corp. 1,192 88,160
CenterPoint Energy, Inc. 3,273 93,248
CMS Energy Corp. 1,646 99,320
DTE Energy Co. 945 105,972
386,700
Office REITs (0.3%)
Alexandria Real Estate Equities, Inc. 772 99,518
NET Lease Office Properties 77 1,833
101,351
Oil, Gas & Consumable Fuels (3.8%)
Cheniere Energy, Inc. 308 49,674
Chevron Corp. 1,701 268,316
Devon Energy Corp. 1,772 88,919
Diamondback Energy, Inc. 598 118,506
EQT Corp. 630 23,354
Exxon Mobil Corp. 4,027 468,098
Marathon Oil Corp. 3,208 90,915
Occidental Petroleum Corp. 1,172 76,168
Targa Resources Corp. 844 94,520
1,278,470
Passenger Airlines (0.3%)
Delta Air Lines, Inc. 2,397 114,744
Pharmaceuticals (4.4%)
Eli Lilly & Co. 748 581,914
Johnson & Johnson 2,482 392,628
Merck & Co., Inc. 2,623 346,105
Pfizer, Inc. 5,246 145,576
Royalty Pharma plc, Class  A 1,018 30,917
1,497,140
Professional Services (0.4%)
Booz Allen Hamilton Holding Corp., Class  A 220 32,657
Paycom Software, Inc. 149 29,652
SS&C Technologies Holdings, Inc. 1,024 65,915
128,224
Residential REITs (1.2%)
AvalonBay Communities, Inc. 547 101,501
Equity Residential 1,574 99,335
Essex Property Trust, Inc. 233 57,041
Mid-America Apartment Communities, Inc. 620 81,580
Sun Communities, Inc. 417 53,618
393,075
Shares Value
Semiconductors & Semiconductor Equipment (11.0%)
Advanced Micro Devices, Inc. (a) 1,350 $ 243,661
Broadcom, Inc. 379 502,330
GLOBALFOUNDRIES, Inc. (a) 6 313
Intel Corp. 3,874 171,115
KLA Corp. 203 141,810
Lam Research Corp. 204 198,200
Marvell Technology, Inc. 1,004 71,164
Micron Technology, Inc. 1,228 144,769
NVIDIA Corp. 1,990 1,798,084
ON Semiconductor Corp. (a) 652 47,955
QUALCOMM, Inc. 1,178 199,435
Texas Instruments, Inc. 1,080 188,147
3,706,983
Software (11.9%)
Adobe, Inc. (a) 315 158,949
Aspen Technology, Inc. (a) 48 10,238
Atlassian Corp., Class  A (a) 175 34,144
Bentley Systems, Inc., Class  B 321 16,763
Crowdstrike Holdings, Inc., Class  A (a) 270 86,559
Datadog, Inc., Class  A (a) 300 37,080
HubSpot, Inc. (a) 48 30,075
Intuit, Inc. 269 174,850
Microsoft Corp. 6,193 2,605,519
Oracle Corp. 1,175 147,592
Palantir Technologies, Inc., Class  A (a) 1,382 31,800
Palo Alto Networks, Inc. (a) 306 86,944
Salesforce, Inc. 946 284,916
ServiceNow, Inc. (a) 227 173,065
Workday, Inc., Class  A (a) 292 79,643
Zoom Video Communications, Inc., Class  A (a) 474 30,985
Zscaler , Inc. (a) 145 27,931
4,017,053
Specialized REITs (0.3%)
Extra Space Storage, Inc. 624 91,728
Specialty Retail (2.2%)
Chewy, Inc., Class  A (a) 17 270
Home Depot, Inc. (The) 1,060 406,616
Lowe's Cos., Inc. 872 222,125
Ross Stores, Inc. 796 116,821
745,832
Technology Hardware, Storage & Peripherals (6.5%)
Apple, Inc. 12,427 2,130,982
Dell Technologies, Inc., Class  C 443 50,551
2,181,533
Textiles, Apparel & Luxury Goods (0.4%)
Lululemon Athletica, Inc. (a) 6 2,344
NIKE, Inc., Class  B 1,299 122,080
124,424
Trading Companies & Distributors (0.6%)
Ferguson plc 426 93,051
United Rentals, Inc. 170 122,589
215,640

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Parametric Hedged Equity ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Wireless Telecommunication Services (0.4%)
T-Mobile US, Inc. 825 $ 134,657
Total Common Stocks
(Cost $30,948,255) 35,625,656
Short-Term Investment (1.3%)
Investment Company (1.3%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
5.22% ( See Note G )
(Cost $435,429)
435,429 435,429
Total Investments Excluding Purchased
Options (106.7%) (Cost $31,383,684) 36,061,085
Total Purchased Options Outstanding (0.9%)
(Cost $641,082) 292,470
Total Investments ( 107.6% )
(Cost $32,024,766 ) (c) 36,353,555
Total Written Options (-7.1%)
(Premiums Received $(1,176,988) ) (2,397,346)
Other Assets in Excess of Liabilities ((0.5)%) (170,247)
NET ASSETS (100.0%) $33,785,962
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) At March 31, 2024, the aggregate cost for federal income tax purposes is $32,024,766. The aggregate gross unrealized
appreciation is $4,974,801 and the aggregate gross unrealized depreciation is $646,012, resulting in net unrealized appreciation of
$4,328,789.
REIT Real Estate Investment Trust
Put Options Purchased:
The Fund had the following put options purchased open at March 31, 2024:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value Premiums Paid
Unrealized
Depreciation
S&P 500 Index 18 USD 3,975 6/28/24 $ 9,457,830 $ 9,774 $ 128,873 $ (119,099)
S&P 500 Index 18 USD 3,950 9/30/24 9,457,830 30,870 166,803 (135,933)
S&P 500 Index 18 USD 4,300 12/31/24 9,457,830 88,740 182,319 (93,579)
S&P 500 Index 14 USD 4,725 3/31/25 7,356,090 163,086 163,087 (1)
Total $292,470 $641,082 $(348,612)
Call Options Written:
The Fund had the following call options written open at March 31, 2024:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index
18 USD 4,875 6/28/24 $ 9,457,830 $ (827,910) $ (295,158) $ (532,752)
S&P 500 Index
18 USD 4,975 9/30/24 9,457,830 (841,770) (329,892) (511,878)
S&P 500 Index
18 USD 5,400 12/31/24 9,457,830 (505,800) (232,001) (273,799)
S&P 500 Index
14 USD 6,050 3/31/25 7,356,090 (126,840) (126,895) 55
Total $(2,302,320) $(983,946) $(1,318,374)

Semi-Annual Report — March 31, 2024 (unaudited)
Portfolio of Investments (cont’d)
Parametric Hedged Equity ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Put Options Written:
The Fund had the following put options written open at March 31, 2024:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index
18 USD 3,225 6/28/24
$ 9,457,830
$ (3,780)
$ (41,118) $ 37,338
S&P 500 Index
18 USD 3,050 9/30/24
9,457,830
(11,250)
(49,350) 38,100
S&P 500 Index
18 USD 3,350 12/31/24
9,457,830
(30,870)
(53,463) 22,593
S&P 500 Index
14 USD 3,675 3/31/25
7,356,090
(49,126)
(49,111) (15)
Total
$(95,026)
$(193,042) $98,016
USD United States Dollar
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 66.2%
Software 11.1
Semiconductors & Semiconductor Equipment 10.2
Interactive Media & Services 6.5
Technology Hardware, Storage & Peripherals 6.0
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2024 (unaudited)
Parametric Hedged Equity ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2024
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $31,502,074) $ 35,817,469
Investment in Security of Affiliated Issuer, at Value (Cost $522,692) 536,086
Total Investments in Securities, at Value (Cost $32,024,766) 36,353,555
Cash 7,986
Receivable for Investments Sold 875,427
Receivable for Fund units sold 1,351,718
Dividends Receivable 23,447
Total Assets
38,612,133
Liabilities:
Written options outstanding, at value (premiums received $1,176,988) 2,397,346
Payable for Investments Purchased 2,421,619
Payable for Management Fee 7,206
Total Liabilities
4,826,171
Net Assets
$ 33,785,962
Net Assets Consist of:
Paid-in-Capital $ 31,956,442
Total Distributable Earnings 1,829,520
Net Assets
$ 33,785,962
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 1,250,000
Net Asset Value Per Share
$ 27 .03
2,397,346

Semi-Annual Report — March 31, 2024 (unaudited)
Parametric Hedged Equity ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
October 16, 2023
^
to
March 31, 2024
Investment Income:
Dividends from Securities of Unaffiliated Issuers $ 169,829
Dividends from Security of Affiliated Issuer (Note G) 10,870
Total Investment Income 180,699
Expenses:
Management Fee (Note B) 31,099
Total Expenses 31,099
Rebate from Morgan Stanley Affiliate (Note G) (280)
Net Expenses 30,819
Net Investment Income
149,880
Realized Gain (Loss):
Investments Sold (282,544)
Written Option Contracts (705,337)
Net Realized Loss (987,881)
Change in Unrealized Appreciation (Depreciation):
Investments 4,315,395
Investments in Affiliates 13,394
Written Option Contracts (1,220,358)
Net Change in Unrealized Appreciation (Depreciation) 3,108,431
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
2,120,550
Net Increase in Net Assets Resulting from Operations $ 2,270,430
^ Commencement of operations.

Semi-Annual Report — March 31, 2024
Parametric Hedged Equity ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
October 16, 2023
^
to
March 31, 2024
(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 149,880
Net Realized Loss (987,881)
Net Change in Unrealized Appreciation (Depreciation) 3,108,431
Net Increase in Net Assets Resulting from Operations 2,270,430
Dividends and Distributions to Shareholders:
Dividends and Distributions (440,910)
Total Dividends and Distributions to Shareholders (440,910)
Capital Share Transactions:
Subscribed 20,000,000
(1)
Subscribed In-Kind 11,956,442
Net Increase in Net Assets Resulting from Capital Share Transactions 31,956,442
Total Increase in Net Assets 33,785,962
Net Assets:
Beginning of Period –
End of Period $ 33,785,962
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 800,000
Shares Subscribed In-Kind 450,000
Shares Outstanding, End of Period Net Increase in 1,250,000
^ Commencement of Operations
(1) Total consists of subscriptions for seed capital by the Adviser and other related parties of the Fund.

Semi-Annual Report — March 31, 2024
Financial Highlights
Parametric Hedged Equity ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
October 16, 2023
(1)
to
March 31, 2024
(unaudited)
Net Asset Value, Beginning of Period
$ 25 .00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
0 .17
Net Realized and Unrealized Gain 2 .36
Total from Investment Operations 2 .53
Distributions from and/or in Excess of:
—
Net Investment Income ( 0 .50 )
Net Asset Value, End of Period
$ 27 .03
Total Return
(3)
10 .19%
(4)
Ratios to Average Net Assets and Supplemental Data:
$33,786
Net Assets, End of Period (Thousands) $ 33,786
Ratio of Expenses 0 .29%
(5) (6)
Ratio of Net Investment Income 1 .39%
(5) (6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(5) (7)
Portfolio Turnover Rate 4%
(4) (8)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

14
Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the "Declaration of Trust"), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification ("ASC") Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Parametric
Hedged Equity ETF (the "Fund"), which seeks to provide capi-
tal appreciation while limiting losses experienced by investors
(before fees, expenses, and taxes) through the incorporation of an option overlay hedge strategy. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices if
such bid and asked prices are available on the relevant ex-
changes. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on
the valuation date with no reported bid and asked prices
available on the exchange are valued at the mean between
the current bid and asked prices obtained from one or
more reputable brokers/dealers. In cases where a securi-
ty is traded on more than one exchange, the security is
valued on the exchange designated as the primary market;
(2) all other equity portfolio securities for which over-the-
counter (“OTC”) market quotations are readily available
are valued at the latest reported sales price (or at the mar-
ket official closing price if such market reports an official closing price), and if there was no trading in the security
on a given day and if there is no official closing price
from relevant markets for that day, the security is valued
at the mean between the last reported bid and asked
prices if such bid and asked prices are available on the rel-
evant markets. An unlisted equity security that does not
trade on the valuation date and for which bid and asked
prices from the relevant markets are unavailable is valued
at the mean between the current bid and asked prices
obtained from one or more reputable brokers/dealers;
(3) fixed income securities may be valued by an outside
pricing service/vendor approved by the Trust’s Board of
Trustees (the “Trustees”). The pricing service/vendor may
employ a pricing model that takes into account, among
other things, bids, yield spreads and/or other market data
and specific security characteristics. If Morgan Stanley
Investment Management Inc. (the “Adviser”) or Paramet-
ric Portfolio Associates LLC (the "Sub-Adviser"), each a
wholly-owned subsidiary of Morgan Stanley, determines
that the price provided by the outside pricing service/
vendor or exchange does not reflect the security’s fair
value or is unable to provide a price, prices from brokers/
dealers may also be utilized. In these circumstances, the
value of the security will be the mean of bid and asked
prices obtained from reputable brokers/dealers; (4) listed
options are valued at the last reported sales price on the
exchange on which they are listed (or at the exchange
official closing price if such exchange reports an official
closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices.
Unlisted options are valued at the mean between their
latest bid and ask prices from a reputable broker/ dealer
or valued by a pricing service/vendor; (5) when market
quotations are not readily available, as defined by Rule
2a-5 under the Act, including circumstances under which
the Adviser determines that the closing price, last sale
price or the mean between the last reported bid and asked
prices are not reflective of a security’s market value, port-
folio securities are valued at their fair value as determined in good faith under procedures established by and under
the general supervision of the Trustees; and (6) invest-
ments in mutual funds, including the Morgan Stanley
Institutional Liquidity Funds, are valued at the net asset
value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting Stan-
dards Board (“FASB”) Accounting Standards Codifica-
tion
TM
(“ASC”), “Fair Value Measurement” (“ASC 820”),
defines fair value as the price that would be received to
sell an asset or pay to transfer a liability in an orderly
transaction between market participants at the measure-
ment date. ASC 820 establishes a three tier hierarchy to
distinguish between (1) inputs that reflect the assump-
tions market participants would use in valuing an asset or
liability developed based on market data obtained from
sources independent of the reporting entity (observable
inputs) and (2) inputs that reflect the reporting entity’s
own assumptions about the assumptions market partici-
pants would use in valuing an asset or liability developed
based on the best information available in the circum-
stances (unobservable inputs) and to establish classifica-
tion of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the
Fund’s investments. The inputs are summarized in the
three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2024:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Derivatives:
The Fund may, but is not required to, use
derivative instruments for a variety of purposes, including
hedging, risk management, portfolio management or to
earn income. Derivatives are financial instruments whose
value is based, in part, on the value of an underlying
asset, interest rate, index or financial instrument. Prevail-
ing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A deriva-
tive instrument often has risks similar to its underlying
asset and may have additional risks, including imperfect
correlation between the value of the derivative and the
underlying asset, risks of default by the counterparty to
certain transactions, magnification of losses incurred due
to changes in the market value of the securities, instru-
ments, indices or interest rates to which the derivative
instrument relates, risks that the transactions may not
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Common Stocks
$ 35,627
(1)
$ — $ — $ 35,627
Purchased Options
292  — — 292
Short-Term Investment
Investment
Company 435  — — 435
Total Assets $ 36,354  $— $— $36,354
Liabilities:
Written Options
(2,397) — — (2,397)
Total Liabilities $ (2,397) $— $— $(2,397)
Total $ 33,957  $— $— $33,957
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
be liquid and risks arising from margin requirements,
risks arising from mispricing or valuation complexity and
operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than,
the risks associated with other portfolio investments.
Derivatives may involve the use of highly specialized
instruments that require investment techniques and risk
analyses different from those associated with other port-
folio investments. All of the Fund’s holdings, including
derivative instruments, are marked-to-market each day
with the change in value reflected in unrealized appreci-
ation (depreciation). Upon disposition, a realized gain or
loss is recognized.
Certain derivative transactions may give rise to a form of
leverage. Leverage magnifies the potential for gain and the
risk of loss. Leverage associated with derivative transac-
tions may cause the Fund to liquidate portfolio positions
when it may not be advantageous to do so to satisfy its
obligations or may cause the Fund to be more volatile
than if the Fund had not been leveraged. Although the
Adviser seeks to use derivatives to further the Fund’s
investment objectives, there is no assurance that the use
of derivatives will achieve this result.
Following is a description of the derivative instruments
and techniques that the Fund used during the period and
their associated risks:
Options: With respect to options, the Fund is subject
to equity risk, interest rate risk and foreign currency
exchange risk in the normal course of pursuing its in-
vestment objectives. If the Fund buys an option, it buys
a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign curren-
cy, or futures contract on the underlying instrument or
foreign currency, at an agreed-upon price during a period
of time or on a specified date typically in exchange for
a premium paid by the Fund. The Fund may purchase
and/or sell put and call options. Purchasing call options
tends to increase the Fund's exposure to the underlying
(or similar) instrument. Purchasing put options tends
to decrease the Fund's exposure to the underlying (or
similar) instrument. When entering into purchased
option contracts, the Fund bears the risk of interest or
exchange rates or securities prices moving unexpectedly,
in which case, the Fund may not achieve the anticipated
benefits of the purchased option contracts; however the
risk of loss is limited to the premium paid. Purchased
options are reported as part of "Total Investments in
Securities" in the Statement of Assets and Liabilities.
Premium paid for purchasing options which expired are
treated as realized losses. If the Fund sells an option, it
sells to another party the right to buy from or sell to the
Fund a specific amount of the underlying instrument or
foreign currency, or futures contract on the underlying
instrument or foreign currency, at an agreed-upon price
during a period of time or on a specified date typically in
exchange for a premium received by the Fund. The Fund
may write call and put options on stock indexes, futures,
securities or currencies it owns or in which it may invest.
Writing put options tend to increase the Fund's expo-
sure to the underlying instrument. Writing call options
tend to decrease the Fund's exposure to the underlying
instruments. When the Fund writes a call or put option,
an amount equal to the premium received is recorded as a
liability. Any liability recorded is subsequently adjusted to reflect the current value of the options written. Premiums
received from writing options which expire are treated as
realized gains. Premiums received from writing options
which are exercised or are closed are added to or offset
against the proceeds or amount paid on the transaction
to determine the net realized gain or loss. The Fund as
a writer of an option has no control over whether the
underlying future, security or currency may be sold (call)
or purchased (put) and as a result bears the market risk of
an unfavorable change in the price of the future, secu-
rity or currency underlying the written option. When
options are purchased OTC, the Fund bears the risk that
the counterparty that wrote the option will be unable
or unwilling to perform its obligations under the option
contract. Options may also be illiquid and the Fund
may have difficulty closing out its position. A decision
as to whether, when and how to use options involves the
exercise of skill and judgment and even a well-conceived
option transaction may be unsuccessful because of market
behavior or unexpected events. The prices of options can
be highly volatile and the use of options can lower total
returns.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”),
is intended to improve financial reporting about deriv-
ative instruments by requiring enhanced disclosures to
enable investors to better understand how and why the
Fund uses derivative instruments, how these derivative
instruments are accounted for and their effects on the
Fund’s financial position and results of operations.

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
The following tables set forth the fair value of the Fund’s
derivative contracts by primary risk exposure as of March
31, 2024:
The following tables set forth by primary risk exposure
the Fund’s realized gains (losses) and change in unrealized
appreciation (depreciation) by type of derivative contract
for the period ended March 31, 2024 in accordance with
ASC 815:
At March 31, 2024, the Fund's derivative assets and liabilities are as follows:
4. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
5. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
6. Security Transactions and Income:
Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend at fair value.
B. Management/Sub-Advisory Fees:
 The Adviser provides
investment advice and portfolio management services pursuant to a Management Agreement (the “Agreement”) and, subject
to the supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages
the Fund’s investments.  As compensation for its services, the
Adviser is paid  monthly at the annual rate of 0.29% of the
average daily net assets of the Fund. Under the Agreement, the
Adviser pays substantially all the expenses of the Fund (in-
cluding expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not
incurred in the ordinary course of the Fund’s business.
The Adviser has entered into a Sub-Advisory Agreement with
the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley.
The Sub-Adviser provides the Fund with investment advisory
services subject to the overall supervision of the Adviser and the
Trust's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Advis-
er receives from the Fund.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan ("Plan")
pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the
Asset Derivatives
Statement of Assets
and Primary Risk Value
Liabilities Location Exposure
Purchased
Option
Contracts
Investments, at Value
(Purchased Option
Contracts) Equity Risk $292,470 (a)
Liability Derivatives
Statement of Assets
and Primary Risk
Liabilities Location Exposure Value
Written Option
Contracts
Written Option
Contracts, at Value Equity Risk $(2,397,346)
(a) Amounts are included in Investments in Securities in the Statement of
Assets and Liabilities.
Realized Gain (Loss)
Primary Risk Exposure Derivative Type Value
Equity Risk
Investments
(Purchased Option Contracts) $(149,023)(a)
Equity Risk Written Option Contracts $(705,337)
Total $(854,360)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure Derivative Type Value
Equity Risk
Investments
(Purchased Option Contracts) $(348,612)(b)
Equity Risk Written Option Contracts $(1,220,358)
Total $(1,568,970)
(a) Amounts are included in Realized Gain (loss) on Investments Sold in the
Statement of Operations.
(b) Amounts are included in Change in Unrealized Appreciation
(Depreciation) on Investments in the Statement of Operations.
Purchased Option Contracts:
Average monthly notional amount ................. $268,280
Written Option Contracts:
Average monthly notional amount ................. $1,069,131

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to
0.25% of its average daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. ("JPMorgan").
.
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
.
F. Issuance and Redemption of Fund Shares:
The Fund
is an exchange-traded fund or ETF. Individual Fund shares
may only be purchased and sold on a national securities
exchange through a broker-dealer and investors may pay a
commission to such broker-dealers in connection with their
purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with the Fund’s Distributor. An Authorized Participant is
either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net
Settlement System of the National Securities Clearing Corpo-
ration) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must
have executed an agreement (“Participation Agreement”) with
the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
.
G. Security Transactions and Transactions with Affil-
iates:
 For the period ended March 31, 2024 purchases and
sales of investment securities for the Fund, other than long-
term U.S. Government securities, short-term investments
and In-Kind transactions were $20,274,876 and $1,001,551,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the period ended March 31,
2024. Purchase and Sales related to In-Kind transactions were
$12,504,730 and $-0- for period ended March 31, 2024.
.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Fund. For the period ended March 31,
2024, management fees paid were reduced by $280 relating to
the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the period ended March 31, 2024 is as
follows:
Affiliated
Investment
Company
Value
October 16,
2023
*
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity
Fund $ – $ 8,312 $ 7,877 $ 10
Morgan
Stanley – 88 – 1
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2024
(000)
Liquidity Fund   $ – $ – $ 435
Morgan Stanley   – 13 101
* Commencement of Operations.

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accord-
ingly, no provision for federal income taxes is required in the financial statements.
.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states.
I. Principal Risks:
.
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if certain social, political, eco-
nomic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events similar
to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and politi-
cal (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global
financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively
impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate preexisting risks to the
Fund. The occurrence, duration and extent of these or other
types of adverse economic and market conditions and uncer-
tainty over the long term cannot be reasonably projected or
estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market develop-
ments and the extent to which the associated conditions
impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The finan-
cial performance of the Fund’s investments (and, in turn, the
Fund’s investment results) as well as their liquidity may be ad-
versely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions.
The Fund's principal risks include, but are not limited
to, the following:
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the intr-
aday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). You may pay significantly more or re-
ceive significantly less than NAV during periods when there is a

Semi-Annual Report — March 31, 2024 (unaudited)
Notes to Financial Statements (cont’d)
20
Morgan Stanley ETF Trust
significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

21
Semi-Annual Report — March 31, 2024 (unaudited)
Investment Advisory Agreement Approval
Morgan Stanley ETF Trust
The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services to be provided by the Adviser and Sub-Adviser under the investment management agreement and the sub-advisory agreement (collec-
tively, the “Management Agreement”), respectively, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable.
The Board also reviewed and considered the nature and extent of the non-advisory services to be provided by the Adviser under the
Management Agreement, including operations, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. (The Adviser and Sub-Adviser are referred to as the “Adviser.”) The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who will provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.
The Board reviewed the unitary management fee (the “management fee rate”) proposed to be paid by the Fund under the Manage-
ment Agreement, pursuant to which the Adviser would pay substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board considered the benefits of a unitary fee structure and considered the management fee rate relative to compa-
rable funds advised by the Adviser or its affiliates, when applicable, and compared to peers as determined by the Adviser. The Board reviewed the anticipated total expense ratio of the Fund, which, due to the unitary management fee structure, was equal to the proposed management fee rate. The Board also considered that the fees charged by the Fund’s other service providers would be paid by the Adviser under the unitary management fee structure. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.
Economies of Scale
The Board considered the growth prospects of the Fund and the proposed unitary management fee schedule, which does not in-
clude breakpoints. The Board considered that the unitary management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered that the unitary management fee struc-
ture inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the unitary management fee rate paid by the Fund in the future even if economies of scale were achieved. The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.
Profitability of the Adviser and Affiliates
Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Semi-Annual Report — March 31, 2024 (unaudited)
Investment Advisory Agreement Approval (cont’d)
22
Morgan Stanley ETF Trust
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. Since the Fund had not begun oper-
ations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be consid-
ered at the present time.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the compe-
tence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Ad-
viser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management
Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23
Semi-Annual Report — March 31, 2024 (unaudited)
Liquidity Risk Management Program*
Morgan Stanley ETF Trust
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and man-
age the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.
At a meeting held on March 13-24, 2024, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2023, through December
31, 2023, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.
In accordance with the Program, the Fund's liquidity risk is assessed by LRS no less frequently than annually taking into consider-
ation certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-
term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources.
Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the invest-
ment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific consider-
ations, as well as market depth, and in some cases utilize third-party vendor data.
The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not pri-
marily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the
Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.
* The Fund commenced operations subsequent to the period covered by the report, which applied to other funds of the Trust during that period. However, during the period ended
March 31, 2024, the Program applied to the Fund.

24
Semi-Annual Report — March 31, 2024 (unaudited)
Important Notices
Morgan Stanley ETF Trust
Reporting to Shareholders
The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the securi-
ty names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”),
a clearing agency that is registered with the SEC. The basket represents one Creation Unit of the Fund. The Trust, Adviser, Custo-
dian and Distributor will not disseminate non-public information concerning the Trust. The Trust provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings will be available on the Fund’s public website, www.morganstanley.com/im.
Proxy Voting Policy and Proxy Voting Record
The Board of Trustees believes that the voting of proxies on securities held by the Trust is an important element of the overall invest-
ment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Adviser.
A copy of the Proxy Policy, as well as the Trust’s most recent proxy voting record for the 12-month period ended June 30, as filed with the SEC, are available without charge on our web site at www.morganstanley.com/im. The Trust’s proxy voting record is also available without charge on the SEC’s web site at http://www.sec.gov.
Tailored Shareholder Reports
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available on-
line, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

25
Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice
February 2024
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No*
For our affiliates’ everyday business purposes —
information about your creditworthiness
Yes Yes*
For our affiliates to market to you
Yes Yes*
For non-affiliates to market to you
No We don’t share

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
26
February 2024
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.
What happens when I limit sharing for an
account I hold jointly with someone else?
Your choices will apply to everyone on your account.

Semi-Annual Report — March 31, 2024 (unaudited)
U.S. Customer Privacy Notice (cont’d)
27
February 2024
Morgan Stanley ETF Trust
Definitions
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include registered investment advisers such
as Eaton Vance Management and Calvert Research and
Management, registered broker-dealers such as Morgan
Stanley Distributors Inc. and Eaton Vance Distributors,
Inc., and registered and unregistered funds sponsored
by Morgan Stanley Investment Management such as the
registered funds within Morgan Stanley Institutional Fund,
Inc. (together, the “Investment Management Affiliates”);
and companies with a Morgan Stanley name and financial
companies such as Morgan Stanley Barney LLC and
Morgan Stanley & Co. (the, “Morgan Stanley Affiliates”).
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
*PLEASE NOTE: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the
Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the
Investment Management Affiliates from marketing their products to you.
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

28
Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2024 (unaudited)
Trustees and Officers Information
Trustees
Frank L Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Michael F. Klein
Patricia A Maleski
W. Allen Reed, Chair of the Board
Adviser
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue
Suite 2800
Seattle, Washington 98104
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Officers
John H. Gernon
President and Principal Executive Officer
Deidre A. Downes
Chief Compliance Officer
Francis J. Smith
Treasurer and Principal Financial Officer
Mary E. Mullin
Secretary and Chief Legal Officer
Michael J. Key
Vice President
Anthony R. Rochte
Vice President
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Morgan, Lewis, Bockius LLP
One State Street
Hartford, Connecticut 06103
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

PARAMETHDGEQTYETFSAN
6598689 EXP 05.31.25
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT(insert hyperlink here).

(c) Section 906 certification (insert hyperlink here)

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley ETF Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 21, 2024

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 21, 2024

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer
May 21, 2024